Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	Newcastle Investment Corp
Entity Central Index Key	0001175483
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Real estate securities, available-for-sale	$ 1,691,575	$ 1,731,744
Real estate related loans, held-for-sale, net	843,132	813,580
Residential mortgage loans, held-for-investment, net	292,461	331,236
Residential mortgage loans, held-for-sale, net	2,471	2,687
Subprime mortgage loans subject to call option	405,814	404,723
Investments in real estate, net of accumulated depreciation	169,473
Intangibles, net of accumulated amortization	19,086
Operating real estate, held-for-sale		7,741
Other investments	24,907	24,907
Cash and cash equivalents	231,898	157,347
Restricted cash	2,064	105,040
Derivative assets	165	1,954
Receivables and other assets	17,197	26,854
Assets of discontinued operations	245,069	43,986
Total Assets	3,945,312	3,651,799
Liabilities
CDO bonds payable	1,091,354	2,403,605
Other bonds and notes payable	183,390	200,377
Repurchase agreements	929,435	239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option	405,814	404,723
Junior subordinated notes payable	51,243	51,248
Derivative liabilities	31,576	119,320
Dividends Payable	38,884	16,707
Due to affiliates	3,620	1,659
Accrued expenses and other liabilities	15,931	18,101
Liabilities of discontinued operations	480	4,230
Total Liabilities	2,872,252	3,459,710
Commitments and contingencies
Stockholders' Equity
Preferred stock, $0.01 par value, 100,000,000 shares authorized, 1,347,321 shares of 9.75% Series B Cumulative Redeemable Preferred Stock, 496,000 shares of 8.05% Series C Cumulative Redeemable Preferred Stock, and 620,000 shares of 8.375% Series D Cumulative Redeemable Preferred Stock, liquidation preference $25.00 per share, issued and outstanding as of December 31, 2012 and December 31, 2011	61,583	61,583
Common stock, $0.01 par value, 500,000,000 shares authorized, 172,525,645 and 105,181,009 shares issued and outstanding at December 31, 2012 and December 31, 2011	1,725	1,052
Additional paid-in capital	1,710,083	1,275,792
Accumulated deficit	(771,095)	(1,073,252)
Accumulated other comprehensive income (loss)	70,764	(73,086)
Total Equity	1,073,060	192,089
Total Liabilities and Stockholders' Equity	3,945,312	3,651,799
Non Recourse VIE Financing Structures
Assets
Real estate securities, available-for-sale	567,685	1,479,214
Real estate related loans, held-for-sale, net	813,301	807,214
Residential mortgage loans, held-for-investment, net	292,461	331,236
Subprime mortgage loans subject to call option	405,814	404,723
Investments in real estate, net of accumulated depreciation	6,672
Operating real estate, held-for-sale		7,741
Other investments	18,883	18,883
Restricted cash	2,064	105,040
Derivative assets		1,954
Receivables and other assets	7,535	23,319
Total Assets	2,114,415	3,179,324
Liabilities
CDO bonds payable	1,091,354	2,403,605
Other bonds and notes payable	183,390	200,377
Repurchase agreements	4,244	6,546
Financing of subprime mortgage loans subject to call option	405,814	404,723
Derivative liabilities	31,576	119,320
Accrued expenses and other liabilities	8,365	16,112
Total Liabilities	$ 1,724,743	$ 3,150,683

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series D Cumulative Redemable Preferred Stock	Dec. 31, 2011 Series D Cumulative Redemable Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	2,463,321	2,463,321	1,347,321	1,347,321	496,000	496,000	620,000	620,000
Preferred stock, shares outstanding	2,463,321	2,463,321	1,347,321	1,347,321	496,000	496,000	620,000	620,000
Preferred stock liquidation preference, per share	$ 25	$ 25
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	172,525,645	105,181,009
Common stock, shares outstanding	172,525,645	105,181,009

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011 Restated
Interest income	$ 282,951		$ 300,272	$ 291,036
Interest expense	109,924		172,219	138,035
Net interest income	173,027		128,053	153,001
Impairment (Reversal)
Valuation allowance (reversal) on loans	(24,587)		(339,887)	(15,163)
Other-than-temporary impairment on securities	19,359		101,398	12,955
Impairment of long-lived assets				433
Portion of other-than-temporary impairment on securities recognized in other comprehensive income (loss), net of the reversal of other comprehensive loss into net income (loss)	(436)		(2,369)	2,885
[ImpairmentNetOfTheReversalOfPriorValuationAllowancesOnLoans]	(5,664)		(240,858)	1,110
Net interest income (loss) after impairment/reversal	178,691		368,911	151,891
Other Revenues
Rental income	17,081		1,708	1,899
Care and ancillary income	2,994
Total other revenues	20,075		1,708	1,899
Other Income (Loss)
Gain (loss) on settlement of investments, net	232,897		52,307	78,181
Gain on extinguishment of debt	24,085		265,656	66,110
Other income (loss), net	5,312		(35,676)	36,204
[NonoperatingGainsLosses]	262,294	[1]	282,287	180,495	[1]
Expenses
Loan and security servicing expense	4,260		4,580	4,649
Property operating expenses	12,943		1,283	1,110
General and administrative expense	17,247		7,707	6,267
Management fee to affiliate	24,693		17,252	18,289
Depreciation and amortization	6,975		79	12
Total Expenses	66,118		30,901	30,327
Income (loss) from continuing operations	394,942		622,005	303,958
Income (loss) from discontinued operations	39,168		(343)	561
Net Income (Loss)	434,110		621,662	304,519
Preferred dividends	(5,580)		(7,453)	(5,580)
Excess of carrying amount of exchanged preferred stock over fair value of consideration paid			43,043
Income (Loss) Applicable to Common Stockholders	$ 428,530		$ 657,252	$ 298,939
Basic	$ 2.97		$ 10.96	$ 3.65
Diluted	$ 2.94		$ 10.96	$ 3.65
Income (Loss) from continuing operations per share of common stock, after preferred dividends and excess of carrying amount of exchanged preferred stock over fair value of consideration paid
Basic	$ 2.7		$ 10.97	$ 3.64
Diluted	$ 2.67		$ 10.97	$ 3.64
Income (loss) from discontinued operations per share of common stock
Basic	$ 0.27		$ (0.01)	$ 0.01
Diluted	$ 0.27		$ (0.01)	$ 0.01
Weighted Average Number of Shares of Common Stock Outstanding
Basic	144,146,370		59,948,827	81,983,973
Diluted	145,766,413		59,948,827	81,990,297
Dividends Declared per Share of Common Stock	$ 0.84			$ 0.4

[1]	(B) Including equity in earnings of unconsolidated subsidiaries.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (Loss)	$ 434,110	$ 304,519	$ 621,662
Other comprehensive income (loss):
Net unrealized gain (loss) on securities	136,527		439,496
Reclassification of net realized (gain) loss on securities into earnings	8,727		43,442
Net unrealized gain (loss) on derivatives designated as cash flow hedges	18,807		(7,313)
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings	5,303		42,786
Other comprehensive income (loss)	169,364	(37,235)	518,411
Total comprehensive income	603,474		1,140,073
Restated
Net income (Loss)		304,519
Other comprehensive income (loss):
Net unrealized gain (loss) on securities		(4,786)
Reclassification of net realized (gain) loss on securities into earnings		(60,503)
Net unrealized gain (loss) on derivatives designated as cash flow hedges		15,514
Reclassification of net realized loss on derivatives designated as cash flow hedges into earnings		12,540
Other comprehensive income (loss)		(37,235)
Total comprehensive income		$ 267,284

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Stockholders' equity (deficit) - beginning at Dec. 31, 2009	$ 152,500	$ 529	$ 1,033,520	$ (2,193,383)	$ (633,818)	$ (1,640,652)
Common stock, shares - beginning at Dec. 31, 2009		52,912,513				52,912,513
Preferred stock, shares - beginning at Dec. 31, 2009	6,100,000					6,100,000
Preferred dividends declared				(19,484)		(19,484)
Exchange of preferred stock for common stock and cash	(90,917)	91	31,782	43,043		(16,001)
Exchange of preferred stock for common stock and cash, shares	(3,636,679)	9,091,668				9,091,668
Issuance of common stock to directors			75			75
Issuance of common stock to directors, shares		23,003				23,003
Deconsolidation of CDO:
Cumulative net loss				219,175		219,175
Unrealized loss (gain) on securities					40,715	40,715
Unrealized loss on derivatives designated as cash flow hedges					28,514	28,514
Net income (loss)				621,662		621,662
Other comprehensive income (loss)					518,411	518,411
Stockholders' equity (deficit) - ending at Dec. 31, 2010	61,583	620	1,065,377	(1,328,987)	(46,178)	(247,585)
Common stock, shares - ending at Dec. 31, 2010		62,027,184				62,027,184
Preferred stock, shares outstanding at Dec. 31, 2010	2,463,321					2,463,321
Dividends declared				(48,784)		(48,784)
Issuance of Common Stock		432	210,415			210,847
Issuance of Common Stock, shares		43,153,825				43,153,825
Deconsolidation of CDO:
Unrealized loss (gain) on securities					(8,026)	(8,026)
Unrealized loss on derivatives designated as cash flow hedges					18,353	18,353
Net income (loss)				304,519		304,519
Other comprehensive income (loss)					(37,235)	(37,235)
Stockholders' equity (deficit) - ending at Dec. 31, 2011	61,583	1,052	1,275,792	(1,073,252)	(73,086)	192,089
Common stock, shares - ending at Dec. 31, 2011		105,181,009				105,181,009
Preferred stock, shares outstanding at Dec. 31, 2011	2,463,321					2,463,321
Dividends declared				(131,953)		(131,953)
Issuance of Common Stock		673	434,291			434,964
Issuance of Common Stock, shares		67,344,636				67,344,636
Deconsolidation of CDO:
Unrealized loss (gain) on securities					(59,881)	(59,881)
Unrealized loss on derivatives designated as cash flow hedges					34,367	34,367
Net income (loss)				434,110		434,110
Other comprehensive income (loss)					169,364	169,364
Stockholders' equity (deficit) - ending at Dec. 31, 2012	$ 61,583	$ 1,725	$ 1,710,083	$ (771,095)	$ 70,764	$ 1,073,060
Common stock, shares - ending at Dec. 31, 2012		172,525,645				172,525,645
Preferred stock, shares outstanding at Dec. 31, 2012	2,463,321					2,463,321

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net income (loss)	$ 434,110	$ 304,519	$ 621,662
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Depreciation and amortization	7,451		262
Accretion of discount and other amortization	(45,582)		(18,982)
Interest income in CDOs redirected for reinvestment or CDO bond paydown	(5,484)		(25,975)
Interest income on investments accrued to principal balance	(22,835)		(12,535)
Interest expense on debt accrued to principal balance	437		2,964
Non-cash directors' compensation	280		75
Reversal of valuation allowance on loans	(24,587)		(339,887)
Other-than-temporary impairment on securities	18,923		99,029
Impairment of long-lived assets			260
Change in fair value of investments in excess mortgage servicing rights	(9,023)
Gain on settlement of investments (net) and real estate held-for-sale	(232,897)		(52,307)
Gain on deconsolidation
Unrealized loss on non-hedge derivatives and hedge ineffectiveness	(2,547)		36,564
Gain on extinguishment of debt	(24,085)		(265,656)
Change in:
Restricted cash	2,223		151
Receivables and other assets	(1,702)		4,577
Due to affiliates	1,961		(78)
Accrued expenses and other liabilities	1,259		(1,278)
Payment of deferred interest	(568)
Deferred interest received			44
Net cash provided by (used in) operating activities	97,334		48,890
Cash Flows From Investing Activities
Principal repayments from repurchased CDO debt	42,835		1,211
Principal repayments from CDO securities	2,014
Principal repayments from non-Agency RMBS	20,729		148
Return of investments in excess mortgage servicing rights	29,167
Principal repayments from loans and non-CDO securities (excluding non-Agency RMBS)	126,125		64,533
Purchase of real estate securities	(989,709)		(4,059)
Purchase of real estate loans	(27,226)		(6,024)
Proceeds from sale of investments	127,000		26,022
Acquisition of investments in excess mortgage servicing rights	(221,832)
Acquisition of investments in real estate	(185,686)
Additions to investments in real estate	(296)
Proceeds from sale of real estate held for sale			840
Acquisition of servicing rights			(100)
Deposit paid on investments	(25,857)
Return of deposit paid on investments	25,582
Margin received on derivative instruments			5,073
Payments on settlement of derivative instruments			(11,394)
Distributions of capital from equity method investees			193
Net cash provided by (used in) investing activities	(1,077,154)		76,443
Cash Flows From Financing Activities
Repurchases of CDO bonds payable	(35,748)		(72,718)
Issuance of other bonds payable			97,650
Repayments of other bonds payable	(42,443)		(143,678)
Borrowings under repurchase agreements	782,749		18,914
Repayments of repurchase agreements	(93,054)		(71,491)
Margin deposits under repurchase agreements	(87,895)		(17,370)
Return of margin deposits under repurchase agreements	87,895		17,370
Borrowings under mortgage notes payable	120,525
Issuance of common stock	435,821
Costs related to issuance of common stock	(1,083)
Cash consideration paid in exchange for junior subordinated notes			(9,715)
Cash consideration paid to redeem preferred stock			(16,001)
Common stock dividends paid	(104,196)
Preferred stock dividends paid	(5,580)		(19,484)
Payment of deferred financing costs	(2,385)		(1,677)
Purchase of derivative instruments	(244)
Restricted cash returned from refinancing activities			58,091
Net cash provided by (used in) financing activities	1,054,362		(160,109)
Net Increase (Decrease) in Cash and Cash Equivalents	74,542		(34,776)
Cash and Cash Equivalents, Beginning of Period	157,356	33,524	68,300
Cash and Cash Equivalents, End of Period	231,898	157,356	33,524
Less Cash and Cash Equivalents of Discontinued Operations
Cash and Cash Equivalents of Continuing Operations, End of Period	231,898	157,347	33,524
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	71,395		125,582
Supplemental Schedule of Non-Cash Investing and Financing Activities
Preferred stock dividends declared but not paid	930
Common stock dividends declared but not paid	37,954
Re-issuance of other bonds and notes payable to third parties upon deconsolidation of CDO	29,959
Common stock issued to redeem preferred stock			28,457
Face amount of CDO bonds issued in exchange for previously issued junior subordinated notes of $52,094			37,625
Loans reclassified as other investments			24,907
Purchase price payable on investments in excess mortgage servicing rights	59
Restated
Cash Flows From Operating Activities
Net income (loss)		304,519
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (inclusive of amounts related to discontinued operations):
Depreciation and amortization		312
Accretion of discount and other amortization		(44,786)
Interest income in CDOs redirected for reinvestment or CDO bond paydown		(10,279)
Interest income on investments accrued to principal balance		(19,507)
Interest expense on debt accrued to principal balance		728
Non-cash directors' compensation		149
Reversal of valuation allowance on loans		(15,163)
Other-than-temporary impairment on securities		15,840
Impairment of long-lived assets		433
Change in fair value of investments in excess mortgage servicing rights		(367)
Gain on settlement of investments (net) and real estate held-for-sale		(77,310)
Gain on deconsolidation		(45,072)
Unrealized loss on non-hedge derivatives and hedge ineffectiveness		11,572
Gain on extinguishment of debt		(66,110)
Change in:
Restricted cash		1,161
Receivables and other assets		(1,342)
Due to affiliates		240
Accrued expenses and other liabilities		986
Payment of deferred interest
Deferred interest received		1,027
Net cash provided by (used in) operating activities		57,031
Cash Flows From Investing Activities
Principal repayments from repurchased CDO debt		65,912
Principal repayments from CDO securities		10,728
Principal repayments from non-Agency RMBS		118
Return of investments in excess mortgage servicing rights		760
Principal repayments from loans and non-CDO securities (excluding non-Agency RMBS)		82,789
Purchase of real estate securities		(333,895)
Purchase of real estate loans
Proceeds from sale of investments		3,885
Acquisition of investments in excess mortgage servicing rights		(40,492)
Acquisition of investments in real estate
Additions to investments in real estate
Proceeds from sale of real estate held for sale		650
Acquisition of servicing rights		(2,268)
Deposit paid on investments
Return of deposit paid on investments
Margin received on derivative instruments
Payments on settlement of derivative instruments		(14,322)
Distributions of capital from equity method investees
Net cash provided by (used in) investing activities		(226,135)
Cash Flows From Financing Activities
Repurchases of CDO bonds payable		(101,954)
Issuance of other bonds payable		142,736
Repayments of other bonds payable		(204,151)
Borrowings under repurchase agreements		321,020
Repayments of repurchase agreements		(100,012)
Margin deposits under repurchase agreements		(15,754)
Return of margin deposits under repurchase agreements		15,754
Borrowings under mortgage notes payable
Issuance of common stock		211,567
Costs related to issuance of common stock		(905)
Cash consideration paid in exchange for junior subordinated notes
Cash consideration paid to redeem preferred stock
Common stock dividends paid		(23,706)
Preferred stock dividends paid		(8,371)
Payment of deferred financing costs		(1,581)
Purchase of derivative instruments
Restricted cash returned from refinancing activities		58,293
Net cash provided by (used in) financing activities		292,936
Net Increase (Decrease) in Cash and Cash Equivalents		123,832
Cash and Cash Equivalents, Beginning of Period		33,524
Cash and Cash Equivalents, End of Period		157,356
Less Cash and Cash Equivalents of Discontinued Operations		(9)
Cash and Cash Equivalents of Continuing Operations, End of Period		157,347
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense		99,096
Supplemental Schedule of Non-Cash Investing and Financing Activities
Preferred stock dividends declared but not paid		930
Common stock dividends declared but not paid		15,777
Re-issuance of other bonds and notes payable to third parties upon deconsolidation of CDO		5,751
Common stock issued to redeem preferred stock
Face amount of CDO bonds issued in exchange for previously issued junior subordinated notes of $52,094
Loans reclassified as other investments
Purchase price payable on investments in excess mortgage servicing rights		$ 3,250

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Consolidated Statements Of Cash Flows Parenthetical
Junior subordinated notes	$ 52,094

ORGANIZATION	12 Months Ended
Dec. 31, 2012
Organization
ORGANIZATION
1.	ORGANIZATION

Newcastle Investment Corp. (and its subsidiaries, “Newcastle”) is a Maryland corporation that was formed in 2002. Newcastle conducts its business through the following segments: (i) investments financed with non-recourse collateralized debt obligations (“non-recourse CDOs”), (ii) unlevered investments in deconsolidated Newcastle CDO debt (“unlevered CDOs”), (iii) unlevered investments in excess mortgage servicing rights (“unlevered Excess MSRs”), (iv) investments in senior living assets financed with non-recourse debt (“non-recourse senior living”), (v) investments financed with other non-recourse debt (“non-recourse other”), (vi) investments and debt repurchases financed with recourse debt (“recourse”), (vii) other unlevered investments (“unlevered other”) and (viii) corporate. With respect to the non-recourse CDOs and nonrecourse other segments, subject to the passing of certain periodic coverage tests, Newcastle is generally entitled to receive the net cash flows from these structures on a periodic basis.

The following table presents information on shares of Newcastle’s common stock issued subsequent to its formation:

Year	Shares Issued	Range of Issue Prices (1)	Net Proceeds (millions)
Formation - 2006	45,713,817
2007	7,065,362	$27.75-$31.30	$201.3
2008	9,871	N/A	$0.1
2009	123,463	N/A	$0.1
2010	9,114,671	$3.13	$28.5
2011	43,153,825	$4.55 - $6.00	$210.9
2012	67,344,636	$6.22 - $6.71	$434.9
December 31, 2012	172,525,645
January 2013	57,500,000	$9.35	$526.2
February 2013	23,000,000	$10.48	$237.4

(1)	Exclude prices of shares issued pursuant to the exercise of options and of shares issued to our independent directors. Includes prices of shares issued in exchange for preferred stock.

Newcastle is organized and conducts its operations to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes. As such, Newcastle will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

Newcastle is party to a management agreement (the “Management Agreement”) with FIG LLC (the “Manager”), a subsidiary of Fortress Investment Group LLC (“Fortress”), under which the Manager advises Newcastle on various aspects of its business and manages its day-to-day operations, subject to the supervision of Newcastle’s board of directors. For its services, the Manager receives an annual management fee and incentive compensation, both as defined in, and in accordance with the terms of, the Management Agreement. For a further discussion of the Management Agreement, see Note 13.

Newcastle is party to management agreements (the “Senior Living Management Agreements”) with subsidiaries (the “Senior Living Managers”) of Fortress, under which the Senior Living Managers manage the day-to-day operations of the senior living assets, subject to the supervision of Newcastle’s officers and board of directors. For their services, the Senior Living Managers are entitled to an annual management fee as defined in, and in accordance with the terms of, the Senior Living Management Agreements.

Approximately 4.9 million shares of Newcastle’s common stock were held by Fortress, through its affiliates, and its principals at December 31, 2012.  In addition, Fortress, through its affiliates, held options to purchase approximately 9.7 million shares of Newcastle’s common stock at December 31, 2012.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DiscontinuedOperationsAbstract
DISCONTINUED OPERATIONS
2.	DISCONTINUED OPERATIONS

On April 26, 2013, Newcastle announced that its board of directors had formally declared the distribution of shares of common stock of New Residential Investment Corp. (“New Residential,” NYSE: NRZ), a then wholly owned subsidiary of Newcastle. Following the spin-off, New Residential is an independent, publicly traded REIT primarily focused on investing in residential mortgage related assets. The spin-off transaction was effected as a taxable pro rata distribution by Newcastle of all the outstanding shares of common stock of New Residential to the stockholders of record of Newcastle at close of business day as of May 6, 2013. The stockholders of Newcastle as of the record date received one share of New Residential common stock for each share of Newcastle common stock held.

As a result of the May 15, 2013 spin-off, for all periods presented, the assets, liabilities and results of operations of those components of Newcastle’s operations that (i) were part of the spin-off, and (ii) represent operations in which Newcastle has no significant continuing involvement, are presented separately in discontinued operations in Newcastle’s consolidated financial statements. These components are primarily related to Excess MSRs for the periods presented herein.

Assets and liabilities of discontinued operations were as follows:

	December 31,
	2012	2011
Assets:
Investments in excess mortgage servicing rights at fair value	245,036	43,971
Cash & Cash Equivalents	—	9
Other Assets	33	6
Total Assets	245,069	43,986

Liabilities:

Purchase price payable on investments in excess mortgage servicing rights	59	3,250
Accrued expenses and other liabilities	421	980
Total Liabilities	480	4,230

Net Assets	244,589	39,756

Results of operations from discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010

Interest income	27,508	1,260	—
Interest expense	—	—	—
Net interest income	27,508	1,260	—

Impairment (Reversal)
Impairment of long-lived assets	—	—	260

Other Revenues
Rental income	—	136	427
Total other revenue	—	136	427
Other Income (Loss)
Gain (loss) on settlement of investments, net	—	61	—
Other income (loss)	17,421	367	27
Other income (loss)	17,421	428	27

Expenses
Property operating costs	26	177	295
General and administrative expenses	5,735	1,086	242
	5,761	1,263	537

Income (loss) from discontinued operations	39,168	561	(343)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Basis of Accounting – The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  The consolidated financial statements include the accounts of Newcastle and its consolidated subsidiaries.  All significant intercompany transactions and balances have been eliminated. Newcastle consolidates those entities in which it has an investment of 50% or more and has control over significant operating, financial and investing decisions of the entity as well as those entities deemed to be variable interest entities (“VIEs”) in which Newcastle is determined to be the primary beneficiary.  VIEs are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.  A VIE must be consolidated only by its primary beneficiary, which is defined as the party who, along with its affiliates and agents, has a potentially significant interest in the entity and controls such entity’s significant decisions. Newcastle’s CDO subsidiaries and its manufactured housing loan financing structures (Note 11) are special purpose entities which are considered VIEs of which Newcastle is the primary beneficiary (except as noted in Note 11). Therefore, the debt issued by such entities is considered a non-recourse secured borrowing of Newcastle. The subprime securitization trusts (Note 6) are VIEs of which Newcastle is not the primary beneficiary. Therefore, the debt issued by such entities is essentially off balance sheet financing.

For entities over which Newcastle exercises significant influence, but which do not meet the requirements for consolidation, Newcastle uses the equity method of accounting whereby it records its share of the underlying income of such entities.  Newcastle’s investments in equity method investees were not significant at December 31, 2012, 2011 or 2010. Regarding investments in entities over which Newcastle does not meet the requirements for consolidation and does not exercise significant influence, Newcastle records these investments at cost, subject to impairment.
Certain prior period amounts have been reclassified to conform to the current period’s presentation.

Correction of Error - Newcastle has restated its financial results for the year ended December 31, 2011 to correct an error in the accounting for the deconsolidation of CDO V.

The following changes to Newcastle’s previously issued audited consolidated statement of income for the year ended December 31, 2011 have been made: (i) an increase in Other Income (Loss) of $45.1 million (from a loss of $8.9 million to income of $36.2 million); (ii) an increase in Total Other Income of $45.1 million; (iii) an increase in Net Income of $45.1 million (from $259.4 million to $304.5 million); (iv) an increase in Income Applicable to Common Stockholders of $45.1 million (from $253.9 million to $298.9 million) and (v) an increase in basic and diluted earnings per share of $0.56 (from $3.09 to $3.65).  The increase to Net Income also has the effect of (i) increasing Total Comprehensive Income by $45.1 million (from $222.2 million to $267.3 million) in the consolidated statement of comprehensive income; (ii) removing the previously reported line item Deconsolidation of CDO V – Cumulative Net Loss in the consolidated statement of stockholders’ equity and (iii) adding a line item for Gain on Deconsolidation in the consolidated statement of cash flows.

The correction had no impact on the consolidated balance sheet as of December 31, 2011. This gain is non-cash in nature, and the correction had no impact on reported net cash from operating, investing or financing activities on the consolidated statement of cash flows. In addition, the correction had no impact on the consolidated financial statements for any prior or subsequent periods.

The error resulted from an incorrect application of Accounting Codification Standard Topic 810 “Consolidation” (“ASC 810”) in recording the deconsolidation of CDO V. ASC 810 requires, when a variable interest entity is deconsolidated, the difference between the carrying amount of the noncontrolling interest in the former subsidiary and the carrying amount of the former subsidiary’s assets and liabilities to be recognized in net income. However, in recording the deconsolidation of CDO V, Newcastle recorded the $45.1 million difference between the carrying amount of its noncontrolling interest in CDO V and the carrying amount of CDO V’s assets and liabilities as a direct increase to stockholders’ equity.

All financial information included in the notes to the consolidated financial statements impacted by the adjustments has been revised as applicable.

Change in Presentation – Newcastle has changed the format of its consolidated balance sheets for all periods presented to combine the non-recourse VIE financing structures and recourse financing structures, mortgaged real estate and unlevered assets.  This change in format did not have any effect on any of the reported line items within the balance sheets, other than presenting the combined assets and combined liabilities for each of the respective line items previously presented under the non-recourse VIE financing structures and recourse financing structures, mortgaged real estate and unlevered assets.
Additionally, Newcastle reclassified the operating results relating to certain properties in Beavercreek, Ohio as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010.  As of December 31, 2012, the above properties were classified as held for use based on the decision not to proceed with the planned disposition.  See Note 8.

Risks and Uncertainties — In the normal course of business, Newcastle encounters primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on Newcastle’s investments in securities, loans, Excess MSRs, derivatives and leases that results from a borrower’s, derivative counterparty’s or lessee’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments in securities, loans and derivatives or in real estate due to changes in interest rates, spreads or other market factors, including the value of the collateral underlying loans and securities and the valuation of real estate held by Newcastle.  Management believes that the carrying values of its investments are reasonable taking into consideration these risks along with estimated prepayments, financings, collateral values, payment histories, and other borrower information.

Additionally, Newcastle is subject to significant tax risks. If Newcastle were to fail to qualify as a REIT in any taxable year, Newcastle would be subject to U.S. federal corporate income tax (including any applicable alternative minimum tax), which could be material. Unless entitled to relief under certain statutory provisions, Newcastle would also be disqualified from treatment as a REIT for the four taxable years following the year during which qualification is lost.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Comprehensive Income — Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, excluding those resulting from investments by and distributions to owners. For Newcastle’s purposes, comprehensive income represents net income, as presented in the statements of operations, adjusted for unrealized gains or losses on securities available for sale and derivatives designated as cash flow hedges.

The following table summarizes Newcastle’s accumulated other comprehensive income:

	December 31,
	2012	2011
Net unrealized gains (losses) on securities	$82,788	$(2,585)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(12,024)	(70,501)
Accumulated other comprehensive income (loss)	$70,764	$(73,086)

REVENUE RECOGNITION

Real Estate Securities and Loans Receivable — Newcastle invests in securities, including commercial mortgage backed securities, senior unsecured debt issued by property REITs, real estate related asset backed securities and FNMA/FHLMC securities.  Newcastle also invests in loans, including real estate related loans, commercial mortgage loans, residential mortgage loans, manufactured housing loans and subprime mortgage loans.  Newcastle determines at acquisition whether loans will be aggregated into pools based on common risk characteristics (credit quality, loan type, and date of origination or acquisition); loans aggregated into pools are accounted for as if each pool were a single loan.  Loans receivable are presented in the consolidated balance sheet net of any unamortized discount (or gross of any unamortized premium) and an allowance for loan losses. Discounts or premiums are accreted into interest income on an effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the security or loan.  Depending on the nature of the investment, changes to expected cash flows may result in a prospective change to yield or a retrospective change which would include a catch up adjustment.  For loans acquired at a discount for credit quality, the difference between contractual cash flows and expected cash flows at acquisition is not accreted (non-accretable difference). Newcastle discontinues the accretion of discounts and amortization of premium on loans if they are reclassified from held for investment to held for sale. Interest income with respect to non-discounted securities or loans is recognized on an accrual basis. Deferred fees and costs, if any, are recognized as a reduction to the interest income over the terms of the securities or loans using the interest method. Upon settlement of securities and loans, the excess (or deficiency) of net proceeds over the net carrying value of such security or loan is recognized as a gain (or loss) in the period of settlement. Interest income includes prepayment penalties received of $2.7 million and $7.2 million in 2012 and 2010, respectively. No prepayments penalties were received in 2011.

Investments in Excess Mortgage Servicing Rights (“Excess MSRs”) – Excess MSRs are aggregated into pools as applicable; each pool of Excess MSRs is accounted for in the aggregate. Interest income for Excess MSRs is accreted into interest income on an effective yield or “interest” method, based upon the expected excess mortgage servicing amount through the expected life of the underlying mortgages. Changes to expected cash flows result in a cumulative retrospective adjustment, which will be recorded in the period in which the change in expected cash flows occurs. Under the retrospective method, the interest income recognized for a reporting period would be measured as the difference between the amortized cost basis at the end of the period and the amortized cost basis at the beginning of the period, plus any cash received during the period. The amortized cost basis is calculated as the present value of estimated future cash flows using an effective yield, which is the yield that equates all past actual and current estimated future cash flows to the initial investment. In addition, NIC MSR’s policy is to recognize interest income only on its Excess MSRs in existing eligible underlying mortgages. The difference between the fair value of Excess MSRs and their amortized cost basis is recorded as net income.  Fair value is generally determined by discounting the expected future cash flows using discount rates that incorporate the market risks and liquidity premium specific to the Excess MSRs, and therefore may differ from their effective yields.

Impairment of Securities and Loans — Newcastle continually evaluates securities and loans for impairment. Securities and loans are considered to be other-than-temporarily impaired, for financial reporting purposes, generally when it is probable that Newcastle will be unable to collect all principal or interest when due according to the contractual terms of the original agreements, or, for securities or loans purchased at a discount for credit quality or that represent retained beneficial interests in securitizations, when Newcastle determines that it is probable that it will be unable to collect as anticipated.  The evaluation of a security’s estimated cash flows includes the following, as applicable: (i) review of the credit of the issuer or the borrower, (ii) review of the credit rating of the security, (iii) review of the key terms of the security or loan, (iv) review of the performance of the loan or underlying loans, including debt service coverage and loan to value ratios, (v) analysis of the value of the collateral for the loan or underlying loans, (vi) analysis of the effect of  local, industry and broader economic factors, and (vii) analysis of historical and anticipated trends in defaults and loss severities for similar securities or loans.  Furthermore, Newcastle must have the intent and ability to hold loans whose fair value is below carrying value until such fair value recovers, or until maturity, or else a write down to fair value must be recorded. Similarly for securities, Newcastle must record a write down if we have the intent to sell a given security in an unrealized loss position, or if it is more likely than not that we will be required to sell such a security. Upon determination of impairment, Newcastle establishes specific valuation allowances for loans or records a direct write down for securities based on the estimated fair value of the security or underlying collateral using a discounted cash flow analysis or based on an observable market value. Newcastle also establishes allowances for estimated unidentified incurred losses on pools of loans. The allowance for each loan is maintained at a level believed adequate by management to absorb probable losses, based on periodic reviews of actual and expected losses.  It is Newcastle’s policy to establish an allowance for uncollectible interest on performing securities or loans that are past due more than 90 days or sooner when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. Upon such a determination, those loans are deemed to be non-performing and put on nonaccrual status. Actual losses may differ from Newcastle’s estimates.  Newcastle may resume accrual of income on a security or loan if, in management’s opinion, full collection is probable. Subsequent to a determination of impairment, and a related write down, income is accrued on an effective yield method from the new carrying value to the related expected cash flows, with cash received treated as a reduction of basis. Newcastle charges off the corresponding loan allowance when it determines the loans to be uncollectable.

Rental Income, Care and Ancillary Income - Newcastle records rental revenue, care and ancillary income as they become due as provided for in the leases.

Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net – These items are comprised of the following:

	Year-Ended December 31,
	2012	2011	2010
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$14,629	$81,434	$64,778
Loss on settlement of real estate securities	(4,433)	(5,091)	(9,192)
Gain on sale of CDO X interests	224,317
Gain on repayment/disposition of loans held for sale	—	1,838	—
Loss on repayment/disposition of loans held for sale	(1,614)	—	—
Realized gain (loss) of termination of derivative instruments	—	—	(3,279)
Loss on disposal of long-lived assets	(2)
	$232,897	$78,181	$52,307
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	$9,101	$3,284	$(1,240)
Unrealized gain (loss) recognized upon de-designation of hedges	(7,036)	(13,939)	(35,905)
Hedge ineffectiveness	483	(917)	580
Gains on deconsolidation	—	45,072
Equity in earnings of equity method investees	—	272	94
Collateral management fee income, net	1,786	2,432	475
Other income (loss)	978	—	320
	$5,312	$36,204	$(35,676)

Reclassification From Accumulated Other Comprehensive Income Into Net Income - The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Income Statement Location	Year Ended December 31, 2012
Net realized gain (loss) on securities
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income	$(18,923)
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net	14,629
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net	(4,433)
		$(8,727)

Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	Other income (loss)	$(7,036)
Hedge ineffectiveness	Other income (loss)	483
Amortization of deferred gain (loss)	Interest expense	1,250
Gain (loss) of termination of derivative instruments	Gain (loss) on settlement of investments, net	—
		$(5,303)

Total reclassifications		$(14,030)

EXPENSE RECOGNITION

Interest Expense — Newcastle finances its investments using both fixed and floating rate debt, including securitizations, loans, repurchase agreements, and other financing vehicles.  Certain of this debt have been issued at discounts.  Discounts are accreted into interest expense on the effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the financing.

Deferred Costs and Interest Rate Cap Premiums — Deferred costs consist primarily of costs incurred in obtaining financing which are amortized into interest expense over the term of such financing using the interest method.  Interest rate cap premiums, if any, are included in Derivative Assets, and are amortized as described below.

Derivatives and Hedging Activities — All derivatives are recognized as either assets or liabilities on the balance sheet and measured at fair value. Newcastle reports the fair value of derivative instruments gross of cash paid or received pursuant to credit support agreements and fair value is reflected on a net counterparty basis when Newcastle believes a legal right of offset exists under an enforceable netting agreement. Fair value adjustments affect either stockholders’ equity or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.  For those derivative instruments that are designated and qualify as hedging instruments, Newcastle designates the hedging instrument, based upon the exposure being hedged, as either a cash flow hedge, a fair value hedge or a hedge of a net investment in a foreign operation.

Derivative transactions are entered into by Newcastle solely for risk management purposes, except for total rate of return swaps.  Such total rate of return swaps are essentially financings of certain reference assets which are treated as derivatives for accounting purposes.  The decision of whether or not a given transaction/position (or portion thereof) is hedged is made on a case-by-case basis, based on the risks involved and other factors as determined by senior management, including restrictions imposed by the Code among others. In determining whether to hedge a risk, Newcastle may consider whether other assets, liabilities, firm commitments and anticipated transactions already offset or reduce the risk. All transactions undertaken as hedges are entered into with a view towards minimizing the potential for economic losses that could be incurred by Newcastle. Generally, all derivatives entered into are intended to qualify as hedges under GAAP, unless specifically stated otherwise. To this end, terms of hedges are matched closely to the terms of hedged items.

Description of the risks being hedged

1)
Interest rate risk, existing debt obligations – Newcastle has hedged (and may continue to hedge, when feasible and appropriate) the risk of interest rate fluctuations with respect to its borrowings, regardless of the form of such borrowings, which require payments based on a variable interest rate index. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate).  In order to reduce such risks, Newcastle may enter into swap agreements whereby Newcastle would receive floating rate payments in exchange for fixed rate payments, effectively converting the borrowing to fixed rate. Newcastle may also enter into cap agreements whereby, in exchange for a premium, Newcastle would be reimbursed for interest paid in excess of a certain cap rate.

2)
Interest rate risk, anticipated transactions – Newcastle may hedge the aggregate risk of interest rate fluctuations with respect to anticipated transactions, primarily anticipated borrowings. The primary risk involved in an anticipated borrowing is that interest rates may increase between the date the transaction becomes probable and the date of consummation. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate).  This is generally accomplished through the use of interest rate swaps.

Cash flow hedges

To qualify for cash flow hedge accounting, interest rate swaps and caps must meet certain criteria, including (1) the items to be hedged expose Newcastle to interest rate risk, (2) the interest rate swaps or caps are highly effective in reducing Newcastle’s exposure to interest rate risk, and (3) with respect to an anticipated transaction, such transaction is probable. Correlation and effectiveness are periodically assessed based upon a comparison of the relative changes in the fair values or cash flows of the interest rate swaps and caps and the items being hedged or using regression analysis on an ongoing basis to assess retrospective and prospective hedge effectiveness.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss, and net payments received or made, on the derivative instrument are reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. The premiums paid for interest rate caps, treated as cash flow hedges, are amortized into interest expense based on the estimated value of such cap for each period covered by such cap.

With respect to interest rate swaps which have been designated as hedges of anticipated financings, periodic net payments are recognized currently as adjustments to interest expense; any gain or loss from fluctuations in the fair value of the interest rate swaps is recorded as a deferred hedge gain or loss in accumulated other comprehensive income and treated as a component of the anticipated transaction.  In the event the anticipated refinancing failed to occur as expected, the deferred hedge credit or charge would be recognized immediately in earnings. Newcastle’s hedges of such financings were terminated upon the consummation of such financings.

Newcastle has designated certain of its hedge derivatives, and in some cases re-designated all or a portion thereof as hedges.  As a result of these designations, in the cases where the originally hedged items were still owned by Newcastle, the unrealized gain or loss was recorded in OCI as a deferred hedge gain or loss and is being amortized over the life of the hedged item.

Non-Hedge Derivatives

With respect to interest rate swaps and caps that have not been designated as hedges, any net payments under, or fluctuations in the fair value of, such swaps and caps have been recognized currently in Other Income (Loss). These derivatives may, to some extent, be economically effective as hedges.

Newcastle’s derivative financial instruments contain credit risk to the extent that its bank counterparties may be unable to meet the terms of the agreements. Newcastle reduces such risk by limiting its counterparties to major financial institutions. In addition, the potential risk of loss with any one party resulting from this type of credit risk is monitored. Management does not expect any material losses as a result of default by other parties. Newcastle does not require collateral for the derivative financial instruments within its CDO financing structures. Newcastle’s major derivative counterparties include Bank of America, Credit Suisse and Wells Fargo.

Management Fees to Affiliate — These represent amounts due to the Manager and Senior Living Managers pursuant to the Management Agreement and Senior Living Management Agreements.  For further information on the Management Agreement, see Note 13.

BALANCE SHEET MEASUREMENT

Investment in Real Estate Securities —  Newcastle has classified its investments in securities as available for sale. Securities available for sale are carried at market value with the net unrealized gains or losses reported as a separate component of accumulated other comprehensive income, to the extent impairment losses are considered temporary. At disposition, the net realized gain or loss is determined on the basis of the cost of the specific investments and is included in earnings. Unrealized losses on securities are charged to earnings if they reflect a decline in value that is other-than-temporary, as described above.

Investment in Loans —  Loans receivable are presented net of any unamortized discount (or gross of any unamortized premium), including any fees received, and an allowance for loan losses. Loans which Newcastle does not have the intent or the ability to hold into the foreseeable future are considered held-for-sale and are carried at the lower of average amortized cost or market value.

Investments in Excess Mortgage Servicing Rights (Excess MSRs) – Upon acquisition, Newcastle has elected to record each of such investments at fair value.  Newcastle elected to record its investments in Excess MSRs at fair value in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs. Under this election, Newcastle records a valuation adjustment on its Excess MSRs investments on a quarterly basis to recognize the changes in fair value in net income as described in Revenue Recognition – Investments in Excess Mortgage Servicing Rights above.

Purchase Accounting - In determining the allocation of the purchase price between net tangible and identified intangible assets acquired and liabilities assumed, management made estimates of the fair value of the tangible and intangible assets and liabilities using information obtained as a result of pre-acquisition due diligence, marketing, leasing activities, and independent appraisals.  The fair value of the tangible assets acquired is determined by valuing the property as if it were vacant. Management allocated the purchase price to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values. The determination of fair value involved the use of significant judgment and estimation.

Investment in Operating Real Estate — Operating real estate is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis. Buildings are depreciated over 40 years. Major improvements are capitalized and depreciated over their estimated useful lives. Fees and costs incurred in the successful negotiation of leases are deferred and amortized on a straight-line basis over the terms of the respective leases. Expenditures for repairs and maintenance are expensed as incurred.  Newcastle reviews its real estate assets for impairment annually or whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.  Long-lived assets to be disposed of by sale, which meet certain criteria, are reclassified to Real Estate Held for Sale and measured at the lower of their carrying amount or fair value less costs of sale.  The results of operations for such an asset, assuming such asset qualifies as a “component of an entity” as defined, are retroactively reclassified to Income (Loss) from Discontinued Operations for all periods presented.

Intangibles - Resident lease intangibles reflect the fair value of in-place resident leases at acquisition.  Newcastle estimates the fair value of in-place leases as (i) the present value of the estimated rents that would have been forgone, offset by variable costs that would have otherwise been incurred during a reasonable lease-up period, as if the acquired units were vacant, and (ii) the estimated absorption costs, such as additional marketing costs that would have been incurred during the lease-up period. The acquisition fair value of the in-place resident lease intangibles is amortized over the average length of stay of the residents at the senior living facilities on a straight-line basis, which management estimates to be 24 months for an assisted living/memory care facility and 33 months for an independent living facility.

Non-compete intangibles reflect the fair value of non-compete agreements at acquisition.  Newcastle estimates the fair value of non-compete intangibles as the sum of (i) the present value of the consulting services during the non-compete period and (ii) the difference between (a) the present value of the net operating income with the non-compete agreements in place and (b) the present value of the net operating income, as if the non-compete agreements were not in place. The acquisition fair value of the non-compete intangibles is amortized over the non-compete period on a straight-line basis, which is 5 years in connection with the November 2012 acquisition.

Newcastle will periodically assess the carrying value of the intangibles to determine if facts and circumstances exist that would suggest that the intangible assets might be impaired or that the useful lives should be modified. In the event an impairment in value occurs and we believe that the carrying amount will not be recovered, a provision will be recorded to reduce the carrying basis of the intangibles to their estimated fair value.

Cash and Cash Equivalents and Restricted Cash —  Newcastle considers all highly liquid short term investments with maturities of 90 days or less when purchased to be cash equivalents.  Substantially all amounts on deposit with major financial institutions exceed insured limits.  Restricted cash consisted of:

	December 31,
	2012	2011
Held in CDOs pending reinvestment	$—	$94,781
CDO bond sinking funds	1,254	1,897
CDO trustee accounts	810	1,812
Derivative margin accounts	—	6,550

	$2,064	$105,040

Supplemental non-cash investing and financing activities relating to CDOs are disclosed below:

	Year Ended December 31,
	2012	2011	2010
Restricted cash generated from sale of securities	$56,629	$336,911	$249,549
Restricted cash generated from sale of real estate related loans	$—	$125,141	$53,020
Restricted cash generated from paydowns on securities and loans	$274,832	$546,752	$511,276
Restricted cash used for purchases of real estate securities	$143,184	$427,826	$368,893
Restricted cash used for purchases of real estate related loans	$91,481	$384,850	$107,708
Restricted cash used for repayments of CDO bonds payable	$166,845	$101,687	$202,037
Restricted cash used for repurchases of CDO bonds payable and other bonds payable	$—	$3,213	$143,046
Restricted cash used for purchases of derivative instruments	$408	$—	$5,187
Restricted cash generated from margin collateral received	$—	$6,550	$—
Restricted cash used to return margin collateral	$6,550	$—	$—

CDO deconsolidation:
Real estate securities	$1,033,016	$262,617	$—
Restricted cash	$51,522	$37,988	$—
Derivative liabilities	$57,343	$20,257	$—
CDO bonds payable	$1,110,694	$336,046	$—

Stock Options — The fair value of the options issued as compensation to the Manager for its successful efforts in raising capital for Newcastle was recorded as an increase in stockholders’ equity with an offsetting reduction of capital proceeds received.  Options granted to Newcastle’s directors were accounted for using the fair value method.

Preferred Stock — Newcastle’s accounting policy for its preferred stock is described in Note 12.

Accretion of Discount and Other Amortization — As reflected on the Consolidated Statements of Cash Flows, this item is comprised of the following:

	2012	2011	2010
Accretion of net discount on securities and loans	$(48,608)	$(45,387)	$(26,934)
Amortization of net discount on debt obligations	1,525	(823)	338
Amortization of deferred financing costs and interest rate cap premiums	2,751	3,740	3,432
Amortization of net deferred hedge (gains) and losses - debt	(1,250)	(2,316)	4,182
	$(45,582)	$(44,786)	$(18,982)

Securitization of Subprime Mortgage Loans —  Newcastle’s accounting policy for its securitization of subprime mortgage loans is disclosed in Note 6.

Recent Accounting Pronouncements —  In May 2011, the FASB issued new guidance regarding the measurement and disclosure of fair value, which became effective for Newcastle on January 1, 2012. The adoption of this guidance did not have a material impact on Newcastle’s financial position, liquidity or results of operations.

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in financial statements.  However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented, or in the notes to the financial statement. Newcastle has early adopted this accounting standard and opted to present this information in a note to the financial statements.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, the definition of an investment company, financial statement presentation, revenue recognition, leases, financial instruments, hedging, and contingencies. Some of the proposed changes are significant and could have a material impact on Newcastle’s reporting. Newcastle has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.

SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
Segment Reporting And Variable Interest Entities
SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES
4.	SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES

Newcastle conducts its business through the following segments: (i) investments financed with non-recourse collateralized debt obligations (“non-recourse CDOs”), (ii) unlevered investments in deconsolidated Newcastle CDO debt (“unlevered CDOs”), (iii) unlevered investments in excess mortgage servicing rights (“unlevered Excess MSRs”), (iv) investments in senior living assets financed with non-recourse debt (“non-recourse senior living”), (v) investments financed with other non-recourse debt (“non-recourse other”), (vi) investments and debt repurchases financed with recourse debt (“recourse”), (vii) other unlevered investments (“unlevered other”) and (viii) corporate. With respect to the non-recourse CDOs and non-recourse other segments, subject to the passing of certain periodic coverage tests, Newcastle is generally entitled to receive the net cash flows from these structures on a periodic basis.

In the fourth quarter of 2011, Newcastle changed the composition of its reportable segments such that the unlevered segment is further broken down into (i) unlevered CDOs, (ii) unlevered Excess MSRs and (iii) unlevered other. Management believes the additional segments better reflect its investments in deconsolidated CDOs and its new investment in Excess MSRs.  Segment information for previously reported periods in the accompanying financial statements has been restated to reflect this change to the composition of its segments.

The corporate segment consists primarily of interest income on short term investments, general and administrative expenses, interest expense on the junior subordinated notes payable (Note 11) and management fees pursuant to the Management Agreement (Note 13).

Summary financial data on Newcastle’s segments is given below, together with reconciliation to the same data for Newcastle as a whole:

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2012
Interest income	$196,517	$490	$—	$72,343	$8,984	$10,491	$—	$170	$(6,044)	$282,951
Interest expense	56,607	—	1,688	51,278	2,582	—	—	3,813	(6,044)	109,924
Net interest income (expense)	139,910	490	(1,688)	21,065	6,402	10,491	—	(3,643)	—	173,027
Impairment (reversal)	(7,381)	—	—	4,119	—	(2,402)	—	—	—	(5,664)
Other revenues	—	—	18,026	2,049	—	—	—	—	—	20,075
Other income (loss)	259,688	337	(82)	930	—	1,421	—	—	—	262,294
Property operating expenses	—	—	11,539	1,404	—	—	—	—	—	12,943
Depreciation and amortization	—	—	5,784	1,191	—	—	—	—	—	6,975
Other operating expenses	915	1	6,846	3,314	—	45	—	35,079	—	46,200
Income (loss) from continuing operations	406,064	826	(7,913)	14,016	6,402	14,269	—	(38,722)	—	394,942
Income (loss) from discontinued operations	—	—	—	—	—	(68)	39,236	—	—	39,168
Net income (loss)	406,064	826	(7,913)	14,016	6,402	14,201	39,236	(38,722)	—	434,110
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$406,064	$826	$(7,913)	$14,016	$6,402	$14,201	$39,236	$(44,302)	$—	$428,530

December 31, 2012
Investments	$1,411,731	$5,998	$181,887	$755,421	$1,049,029	$107,189	$—	$—	$(62,336)	$3,448,919
Cash and restricted cash	2,064	—	9,720	—	—	—	—	222,178	—	233,962
Derivative assets	—	—	165	—	—	—	—	—	—	165
Other assets	7,422	7	4,946	113	2,740	1,924	—	202	(157)	17,197
Assets in discontinued operations	—	—	—	—	—	—	245,069	—	—	245,069
Total assets	1,421,217	6,005	196,718	755,534	1,051,769	109,113	245,069	222,380	(62,493)	3,945,312
Debt	(1,095,598)	—	(120,525)	(651,540)	(925,191)	—	—	(51,243)	62,336	(2,781,761)
Derivative liabilities	(31,576)	—	—	—	—	—	—	—	—	(31,576)
Other liabilities	(5,681)	—	(5,084)	(2,684)	(171)	(3)	—	(44,969)	157	(58,435)
Liabilities in discontinued operations	—	—	—	—	—	(74)	(406)	—	—	(480)
Total liabilities	(1,132,855)	—	(125,609)	(654,224)	(925,362)	(77)	(406)	(96,212)	62,493	(2,872,252)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$288,362	$6,005	$71,109	$101,310	$126,407	$109,036	$244,663	$64,585	$—	$1,011,477

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2011
Interest income	$218,131	$344	$—	$73,364	$2,234	$2,636	$—	$167	$(5,840)	$291,036
Interest expense	86,110	—	—	53,252	693	5	—	3,815	(5,840)	138,035
Net interest income (expense)	132,021	344	—	20,112	1,541	2,631	—	(3,648)	—	153,001
Impairment (reversal)	(3,876)	—	—	8,469	—	(3,483)	—	—	—	1,110
Other revenues	—	—	—	1,899	—	—	—	—	—	1,899
Other income (loss)	171,963	3,739	—	2,561	—	2,232	—	—	—	180,495
Property operating expenses	—	—	—	1,110	—	—	—	—	—	1,110
Depreciation and amortization	—	—	—	12	—	—	—	—	—	12
Other operating expenses	1,058	—	—	3,603	—	19	—	24,525	—	29,205
Income (loss) from continuing operations	306,802	4,083	—	11,378	1,541	8,327	—	(28,173)	—	303,958
Income (loss) from discontinued operations	—	—	—	46	—	(57)	572	—	—	561
Net income (loss)	306,802	4,083	—	11,424	1,541	8,270	572	(28,173)	—	304,519
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$306,802	$4,083	$—	$11,424	$1,541	$8,270	$572	$(33,753)	$—	$298,939

December 31, 2011
Investments	$2,408,252	$3,940	$—	$783,777	$244,916	$18,751	$—	$—	$(143,018)	$3,316,618
Cash and restricted cash	105,040	—	—	—	—	—	—	157,347	—	262,387
Derivative assets	1,954	—	—	—	—	—	—	—	—	1,954
Other assets	23,203	8	—	116	593	2,079	—	1,208	(353)	26,854
Assets of discontinued operations	—	—	—	—	—	15	43,971	—	—	43,986
Total assets	2,538,449	3,948	—	783,893	245,509	20,845	43,971	158,555	(143,371)	3,651,799
Debt	(2,410,151)	—	—	(748,118)	(233,194)	—	—	(51,248)	143,018	(3,299,693)
Derivative liabilities	(119,320)	—	—	—	—	—	—	—	—	(119,320)
Other liabilities	(12,705)	—	—	(3,407)	(23)	(5)	—	(20,680)	353	(36,467)
Liabilities of discontinued operations	—	—	—	—	—	(44)	(4,186)	—	—	(4,230)
Total liabilities	(2,542,176)	—	—	(751,525)	(233,217)	(49)	(4,186)	(71,928)	143,371	(3,459,710)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$(3,727)	$3,948	$—	$32,368	$12,292	$20,796	$39,785	$25,044	$—	$130,506

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2010
Interest income	$226,717	$—	$—	$72,773	$976	$1,653	$—	$68	$(1,915)	$300,272
Interest expense	108,437	—	—	60,705	656	356	—	3,980	(1,915)	172,219
Net interest income (expense)	118,280	—	—	12,068	320	1,297	—	(3,912)	—	128,053
Impairment, net of the reversal of prior valuation allowances on loans	(173,223)	16	—	(38,561)	(60)	(29,030)	—	—	—	(240,858)
Other revenues	—	—	—	1,708	—	—	—	—	—	1,708
Other income (loss)	289,158	475	—	(5,491)	(663)	(1,269)	—	77	—	282,287
Property operating expenses	—	—	—	1,283	—	—	—	—	—	1,283
Depreciation and amortization	—	—	—	79	—	—	—	—	—	79
Other operating expenses	1,483	—	—	3,160	4	(197)	—	25,089	—	29,539
Income (loss) from continuing operations	579,178	459	—	42,324	(287)	29,255	—	(28,924)	—	622,005
Income (loss) from discontinued operations	—	—	—	(536)	—	193	—	—	—	(343)
Net income (loss)	579,178	459	—	41,788	(287)	29,448	—	(28,924)	—	621,662
Preferred dividends	—	—	—	—	—	—	—	(7,453)	—	(7,453)

Excess of carrying amount of exchanged preferred stock over fair value of consideration paid	—	—	—	—	—	—	—	43,043	—	43,043
Income (loss) applicable to common stockholders	$579,178	$459	$—	$41,788	$(287)	$29,448	$—	$6,666	$—	$657,252

(A)
Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle’s investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.

(B)	Represents unlevered investments in CDO securities issued by Newcastle. These CDOs have been deconsolidated as Newcastle does not have the power to direct the relevant activities of the CDOs.
(C)	The following table summarizes the investments and debt in the other non-recourse segment:

	December 31, 2012				December 31, 2011
	Investments		Debt		Investments		Debt
	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying
	Face Amount	Value	Face Amount*	Value*	Face Amount	Value	Face Amount*	Value*
Manufactured housing loan portfolio I	$118,746	$100,124	$90,551	$81,963	$135,209	$112,316	$107,032	$97,631
Manufactured housing loan portfolio II	153,193	150,123	117,907	117,191	178,603	175,120	143,869	142,589
Residential mortgage loans	52,352	38,709	—	—	56,377	40,380	54,842	53,771
Subprime mortgage loans subject to call options	406,217	405,814	406,217	405,814	406,217	404,723	406,217	404,723
Real estate securities	63,505	53,979	44,585	40,572	67,965	43,497	47,697	43,404
Operating real estate	N/A	6,672	6,000	6,000	N/A	7,741	6,000	6,000
	$794,013	$755,421	$665,260	$651,540	$844,371	$783,777	$765,657	$748,118

*
As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1  million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.

(D)
The $925.2 million of recourse debt is comprised of (i) a $772.9 million repurchase agreement secured by $820.5 million carrying value of FNMA/FHLMC securities, (ii) a $1.4 million repurchase agreement secured by $21.0 million face amount of senior notes issued by Newcastle CDO VI, which was repurchased by Newcastle and is eliminated in consolidation and (iii) a $150.9 million repurchase agreement secured by $228.5 million carrying value of non-agency residential mortgage backed securities (“RMBS”).

(E)	The following table summarizes the investments in the unlevered other segment:

	December 31, 2012			December 31, 2011
	Outstanding Face Amount	Carrying Value	Number of Investments	Outstanding Face Amount	Carrying Value	Number of Investments
Real estate securities*	$229,299	$68,863	38	$141,903	$3,674	21
Real estate related loans	80,298	29,831	2	24,543	6,366	1
Residential mortgage loans	3,645	2,471	130	5,227	2,687	170
Other investments	N/A	6,024	1	N/A	6,024	1
	$313,242	$107,189	171	$171,673	$18,751	193

* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.

(F)
Represents the elimination of investments and financings and their related income and expenses between the CDO segment and other non-recourse segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.

Variable Interest Entities (“VIEs”)

The VIEs in which Newcastle has a significant interest include (i) Newcastle’s CDOs, in which Newcastle has been determined to be the primary beneficiary and therefore consolidates them (with the exception of CDO V as described below), since it has the power to direct the activities that most significantly impact the CDOs’ economic performance and would absorb a significant portion of their expected losses and receive a significant portion of their expected residual returns, and (ii) the manufactured housing loan financing structures, which are similar to the CDOs in analysis. Newcastle’s CDOs and manufactured housing loan financings are held in special purpose entities whose debt is treated as non-recourse secured borrowings of Newcastle. Newcastle’s subprime securitizations are also considered VIEs, but Newcastle does not control their activities and no longer receives a significant portion of their returns. These subprime securitizations were not consolidated under the current or prior guidance.

In addition, Newcastle’s investments in CMBS, CDO securities and loans may be deemed to be variable interests in VIEs, depending on their structure. Newcastle monitors these investments and analyzes the potential need to consolidate the related securitization entities pursuant to the VIE consolidation requirements. These analyses require considerable judgment in determining whether an entity is a VIE and determining the primary beneficiary of a VIE since they involve subjective determinations of significance, with respect to both power and economics. The result could be the consolidation of an entity that otherwise would not have been consolidated or the de-consolidation of an entity that otherwise would have been consolidated.

As of December 31, 2012, Newcastle has not consolidated these potential VIEs. This determination is based, in part, on the assessment that Newcastle does not have the power to direct the activities that most significantly impact the economic performance of these entities, such as if Newcastle owned a majority of the currently controlling class. In addition, Newcastle is not obligated to provide, and has not provided, any financial support to these entities.

On January 1, 2010, as a result of the adoption of the new guidance, Newcastle deconsolidated a non-recourse financing structure, CDO VII. Newcastle determined that it does not have the current power to direct the relevant activities of CDO VII as an event of default had occurred and we may be removed as the collateral manager by a single party. The deconsolidation reduced Newcastle’s gross assets by $149.4 million, reduced liabilities by $437.8 million and increased equity by $288.4 million. The deconsolidation also reduced revenues and expenses, but its impact was not material to the net income applicable to common stockholders.

In April 2011, Newcastle sold its retained interests in Newcastle CDO VII, a non-consolidated VIE of Newcastle.  As a result of the sale of Newcastle’s retained interests in CDO VII and the subsequent liquidation of the VIE, CDO VII has been removed from Newcastle’s non-consolidated VIE disclosure.

On June 17, 2011, Newcastle deconsolidated a non-recourse financing structure, CDO V. Newcastle determined that it does not currently have the power to direct the relevant activities of CDO V as an event of default had occurred and Newcastle may be removed as the collateral manager by a single party. The deconsolidation has reduced Newcastle’s gross assets by $301.6 million, reduced liabilities by $357.0 million, resulted in a gain on deconsolidation of $45.1 million and decreased accumulated other comprehensive loss by $10.3 million. The deconsolidation also reduced revenues and expenses from June 17, 2011 onwards, but its impact was not material to net income applicable to common stockholders.

On September 12, 2012, Newcastle deconsolidated CDO X subsequent to the completion of the sale of 100% of its interests in CDO X to the sole owner of the senior notes and another third party. The sale and resulting deconsolidation has reduced Newcastle’s gross assets by $1.1 billion, reduced liabilities by $1.2 billion, decreased other comprehensive income by $25.5 million and resulted in a gain on sale of $224.3 million. As of December 31, 2012, Newcastle had no continuing involvement with CDO X as it had been liquidated.

Newcastle has interests in the following unconsolidated VIE at December 31, 2012, in addition to the subprime securitizations which are described in Note 6:

Entity	Gross Assets (A)	Debt (B)	Carrying Value of Newcastle’s Investment (C)
CDO V	$264,246	$280,503	$5,998

(A)	Face amount.
(B)	Includes $42.7 million face amount of debt owned by Newcastle with a carrying value of $6.0 million at December 31, 2012.
(C)	This amount represents Newcastle’s maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.

REAL ESTATE SECURITIES	12 Months Ended
Dec. 31, 2012
RealEstateSecuritiesAbstract
REAL ESTATE SECURITIES
5.      REAL ESTATE SECURITIES

The following is a summary of Newcastle’s real estate securities at December 31, 2012 and 2011, all of which are classified as available for sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income, except for securities that are other-than-temporarily impaired.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Before Impairment	Other-Than- Temporary- Impairment (A)	After Impairment	Gains	Losses	Carrying Value (B)	Number of Securities	Rating (C)	Coupon	Yield	Maturity (Years) (D)	Principal Subordination (E)
December 31, 2012
CMBS-Conduit	$340,978	$315,554	$(98,481)	$217,073	$47,776	$(10,081)	$254,768	53	BB-	5.55%	10.81%	3.3	9.8%
CMBS- Single Borrower	125,123	123,638	(12,364)	111,274	4,482	(3,002)	112,754	22	BB	4.89%	5.92%	2.9	9.2%
CMBS-Large Loan	8,891	8,619	—	8,619	250	—	8,869	1	BBB-	6.08%	12.41%	0.6	4.8%
REIT Debt	62,700	62,069	—	62,069	4,105	—	66,174	10	BBB-	5.72%	5.89%	1.8	N/A
ABS-Subprime (F)	558,215	390,509	(68,708)	321,801	34,565	(391)	355,975	69	CC	0.76%	7.50%	6.4	13.3%
ABS-Franchise	10,098	9,386	(7,839)	1,547	237	(309)	1,475	3	CCC-	5.93%	3.40%	4.7	3.0%
FNMA/FHLMC	768,619	818,866	—	818,866	3,860	(2,191)	820,535	58	AAA	3.05%	1.40%	3.5	N/A
CDO (G)	203,477	82,399	(14,861)	67,538	3,487	—	71,025	13	BB	2.83%	7.07%	1.6	20.9%
Total/Average (H)	$2,078,101	$1,811,040	$(202,253)	$1,608,787	$98,762	$(15,974)	$1,691,575	229	BBB-	3.04%	4.69%	4.0

December 31, 2011
CMBS-Conduit	$1,344,819	$1,143,910	$(202,164)	$941,746	$91,583	$(76,424)	$956,905	169	BB+	5.61%	11.03%	4.2	10.8%
CMBS- Single Borrower	186,088	180,874	(12,364)	168,510	3,121	(14,366)	157,265	33	BB	5.05%	6.25%	3.6	6.7%
CMBS-Large Loan	14,970	14,190	—	14,190	519	(61)	14,648	2	BBB+	5.15%	8.89%	1.2	7.5%
REIT Debt	137,393	136,704	(773)	135,931	5,060	(5,695)	135,296	20	BB+	5.83%	5.72%	2.4	N/A
ABS-Subprime	246,014	209,838	(86,815)	123,023	14,481	(8,882)	128,622	63	B	1.22%	10.16%	6.9	32.5%
ABS-Manufactured Housing	30,232	29,454	—	29,454	1,247	(154)	30,547	7	BBB+	6.61%	7.54%	4.2	41.6%
ABS-Franchise	23,115	21,598	(11,133)	10,465	215	(3,120)	7,560	7	BB+	3.58%	4.56%	11.0	21.9%
FNMA/FHLMC	232,355	243,385	—	243,385	1,715	(185)	244,915	31	AAA	2.37%	1.63%	4.6	N/A
CDO	206,150	82,486	(14,861)	67,625	149	(11,788)	55,986	13	CCC+	3.03%	8.05%	1.5	21.4%
Total/Average (H)	$2,421,136	2,062,439	(328,110)	1,734,329	118,090	(120,675)	1,731,744	345	BB+	4.60%	8.54%	4.2

(A)
Represents the cumulative impairment against amortized cost basis recorded through earnings, net of the effect of the cumulative adjustment as a result of the adoption of new accounting guidance on impairment in 2009.

(B)	See Note 10 regarding the estimation of fair value, which is equal to carrying value for all securities.
(C)
Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.

(D)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(E)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to Newcastle’s investments.
(F)
Includes (i) the retained bonds with a face amount of $4.0 million and a carrying value of $1.3 million from Securitization Trust 2006 (Note 6) and (ii) $456.0 million non-agency RMBS purchased during the year ended December 31, 2012 with an aggregate face amount of $433.5 million and a carrying value of $289.8 million as of December 31, 2012.

(G)
Includes two CDO bonds issued by a third party with a carrying value of $61.2 million, four CDO bonds issued by CDO V (which has been deconsolidated and held as an investment by Newcastle) with a carrying value of $6.0 million and seven CDO bonds issued by C-BASS with a carrying value of $3.9 million .

(H)
As of December 31, 2012 and 2011, the total outstanding face amount of fixed rate securities was $0.5 billion and $1.7 billion, respectively, and of floating rate securities was $1.5 billion and $0.7 billion, respectively.

Unrealized losses that are considered other-than-temporary are recognized currently in earnings. During the years ended December 31, 2012, 2011 and 2010, Newcastle recorded other-than-temporary impairment charges (“OTTI”) of $19.3 million, $12.9 million and $101.4 million, respectively, with respect to real estate securities (gross of $0.4 million, ($2.9) million and $2.4 million of other-than-temporary impartment recognized (reversed) in Other Comprehensive Income in 2012, 2011 and 2010, respectively). Based on management’s analysis of these securities, the performance of the underlying loans and changes in market factors, Newcastle noted adverse changes in the expected cash flows on certain of these securities and concluded that they were other-than-temporarily impaired. Any remaining unrealized losses as of each balance sheet date on Newcastle’s securities were primarily the result of changes in market factors, rather than issuer-specific credit impairment. Newcastle performed analyses in relation to such securities, using management’s best estimate of their cash flows, which support its belief that the carrying values of such securities were fully recoverable over their expected holding period.  Such market factors include changes in market interest rates and credit spreads, or certain macroeconomic events, including market disruptions and supply changes, which did not directly impact our ability to collect amounts contractually due.   Management continually evaluates the credit status of each of Newcastle’s securities and the collateral supporting those securities. This evaluation includes a review of the credit of the issuer of the security (if applicable), the credit rating of the security, the key terms of the security (including credit support), debt service coverage and loan to value ratios, the performance of the pool of underlying loans and the estimated value of the collateral supporting such loans, including the effect of local, industry and broader economic trends and factors. These factors include loan default expectations and loss severities, which are analyzed in connection with a particular security’s credit support, as well as prepayment rates. The result of this evaluation is considered when determining management’s estimate of cash flows and in relation to the amount of the unrealized loss and the period elapsed since it was incurred. Significant judgment is required in this analysis. The following table summarizes Newcastle’s securities in an unrealized loss position as of December 31, 2012.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Securities in	Outstanding		Other-than-					Number
an Unrealized	Face	Before	Temporary	After			Carrying	of					Maturity
Loss Position	Amount	Impairment	Impairment	Impairment	Gains	Losses	Value	Securities	Rating		Coupon	Yield	(Years)
Less Than Twelve Months	$424,370	$443,457	$(4,698)	$438,759	$—	$(2,761)	$435,998	28	AA	+	3.21%	1.58%	3.2
Twelve or More Months	149,668	143,985	(236)	143,749	—	(13,213)	130,536	26	B	+	4.84%	6.28%	2.0
Total	$574,038	$587,442	$(4,934)	$582,508	$—	$(15,974)	$566,534	54	A	+	3.63%	2.74%	2.9

Newcastle performed an assessment of all of its debt securities that are in an unrealized loss position (unrealized loss position exists when a security’s amortized cost basis, excluding the effect of OTTI, exceeds its fair value) and determined the following:

	December 31, 2012
		Amortized Cost Basis	Unrealized Losses
	Fair Value	After Impairment	Credit (B)	Non-Credit (C)
Securities Newcastle intends to sell	$—	$—	$—	N/A
Securities Newcastle is more likely than not to be required to sell (A)	—	—	—	N/A
Securities Newcastle has no intent to sell and is not more likely than not to be required to sell:
Credit impaired securities	1,607	1,849	(4,770)	(242)
Non credit impaired securities	564,927	580,659	—	(15,732)
Total debt securities in an unrealized loss position	$566,534	$582,508	$(4,770)	$(15,974)

(A)
Newcastle may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, Newcastle must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.

(B)
This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, Newcastle’s management estimates the expected cash flow for each of the securities.  This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends.  Significant inputs in estimating the cash flows include management’s expectations of prepayment speeds, default rates and loss severities.  Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment’s effective interest rate.

(C)	This amount represents unrealized losses on securities that are due to non-credit factors and is required to be recorded through other comprehensive income.

The following table summarizes the activity related to credit losses on debt securities:

	2012	2011
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(20,207)	$(60,688)

Increases to credit losses on securities for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	(4,581)	(574)

Additions for credit losses on securities for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	—	(16,269)

Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	14,771	12,998

Reduction for securities sold during the period	1,498	37,833

Reduction for securities deconsolidated during the period	3,736	6,254

Reduction for increases in cash flows expected to be collected that are recognized over the remaining life of the security	13	239

Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(4,770)	$(20,207)

The securities are encumbered by various debt obligations, as described in Note 11, at December 31, 2012.

The table below summarizes the geographic distribution of the collateral securing our CMBS and ABS at December 31, 2012:

	CMBS		ABS
Geographic Location	Outstanding Face Amount	Percentage	Outstanding Face Amount	Percentage
Western U.S.	$114,027	24.0%	$191,778	33.7%
Northeastern U.S.	99,579	21.0%	124,322	21.9%
Southeastern U.S.	88,675	18.6%	127,642	22.5%
Midwestern U.S.	63,553	13.4%	61,569	10.8%
Southwestern U.S.	74,830	15.8%	56,728	10.0%
Other	14,678	3.1%	6,274	1.1%
Foreign	19,650	4.1%	—	0.0%
	$474,992	100.0%	$568,313	100.0%

Geographic concentrations of investments expose Newcastle to the risk of economic downturns within the relevant regions, particularly given the current unfavorable market conditions. These market conditions may make regions more vulnerable to downturns in certain market factors. Any such downturn in a region where Newcastle holds significant investments could have a material, negative impact on Newcastle.

REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS	12 Months Ended
Dec. 31, 2012
Real Estate Related Loans Residential Mortgage Loans Subprime Mortgage Loans
REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS
6.       REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS

The following is a summary of real estate related loans, residential mortgage loans and subprime mortgage loans. The loans contain various terms, including fixed and floating rates, self-amortizing and interest only. They are generally subject to prepayment.

	December 31, 2012								December 31, 2011
					Weighted Average Coupon	Weighted Average Maturity (Years) (B)	Floating Rate Loans as a % of Face Amount
	Outstanding Face Amount	Carrying Value (A)	Loan Count	Wtd. Avg. Yield				Delinquent Face Amount (C)	Carrying Value	Wtd. Avg. Yield
Loan Type
Mezzanine Loans	$527,793	$442,529	17	10.10%	8.57%	2.2	67.0%	$12,000	$469,326	10.35%
Corporate Bank Loans	391,904	208,863	7	18.85%	8.66%	3.6	47.8%	—	161,153	21.79%
B-Notes	171,258	161,610	6	10.40%	5.37%	2.1	86.4%	—	152,535	12.25%
Whole Loans	30,130	30,130	3	5.21%	3.82%	1.1	96.6%	—	30,566	5.31%
Total Real Estate Related Loans Held-for-Sale, Net (D)	$1,121,085	$843,132	33	12.15%	7.98%	2.6	64.0%	$12,000	$813,580	12.78%
Non-Securitized Manufactured Housing Loan Portfolio I	$573	$163	15	38.84%	7.75%	0.7	0.0%	$103	$199	39.80%
Non-Securitized Manufactured Housing Loan Portfolio II	3,072	2,308	115	15.46%	10.03%	5.5	9.1%	346	2,488	15.54%
Total Residential Mortgage Loans Held-for-Sale, Net (F)	$3,645	$2,471	130	17.00%	9.67%	4.7	7.7%	$449	$2,687	17.34%
Securitized Manufactured Housing Loan Portfolio I	$118,746	$100,124	3,172	9.48%	8.66%	6.8	0.8%	$1,558	$112,316	9.51%
Securitized Manufactured Housing Loan Portfolio II	153,193	150,123	5,381	7.54%	9.63%	5.6	16.8%	2,775	175,120	7.55%
Residential Loans	56,131	42,214	198	7.41%	2.56%	6.2	100.0%	9,852	43,800	7.92%
Total Residential Mortgage Loans Held- for-Investment, Net (E) (F)	$328,070	$292,461	8,751	8.19%	8.07%	6.1	25.2%	$14,185	$331,236	8.26%
Subprime Mortgage Loans Subject to Call Option	$406,217	$405,814							$404,723

(A)
The aggregate United States federal income tax basis for such assets at December 31, 2012 was approximately $1.3 billion (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.8 million for the manufactured housing loans.

(B)	The weighted average maturity is based on the timing of expected principal reduction on the assets.

(C)
Includes loans that are 60 days or more past due (including loans that are in foreclosure and borrowers’ in bankruptcy) or considered real estate owned (“REO”). As of December 31, 2012 and December 31, 2011, $137.7 million and $117.2 million face amount of real estate related loans, respectively, was on non-accrual status.

(D)	Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows:

		December 31, 2012
		Outstanding Face Amount	Carrying Value	Prior Liens (1)	Loan Count	Yield (2)	Coupon (2)	Weighted Average Maturity (Years)
Loan Type
Individual Bank Loan	(3)	$158,991	$128,991	607,130	1	24.85%	15.55%	6.50
Individual Mezzanine Loan	(5)	68,741	68,741	721,776	1	8.65%	8.65%	3.50
Individual Mezzanine Loan	(4)	53,510	53,510	815,728	1	10.00%	10.46%	1.50
Individual B-Note Loan	(4)	50,000	50,000	225,000	1	8.54%	5.93%	3.25
Individual Bank Loan	(6)	128,230	47,637	—	1	6.28%	2.22%	1.66
Individual B-Note Loan	(4)	53,574	46,672	2,065,615	1	12.00%	3.09%	1.75
Individual Mezzanine Loan	(4)	45,000	45,000	317,000	1	9.95%	9.25%	2.00
Individual Mezzanine Loan	(4)	40,000	40,000	324,940	1	8.42%	8.00%	1.17
Individual Mezzanine Loan	(4)	38,510	38,510	815,728	1	12.00%	12.19%	1.50
Individual Mezzanine Loan	(4)	36,485	36,485	214,243	1	8.67%	8.00%	1.58
Individual Mezzanine Loan	(4)	36,667	35,017	745,600	1	8.00%	7.00%	3.25
Individual Whole Loan	(7)	29,117	29,117	—	1	5.15%	3.69%	1.12
Others	(8)	382,260	223,452		21	11.78%	7.11%	1.86
		$1,121,085	$843,132		33	12.15%	7.98%	2.62

(1)	Represents face amount of third party liens that are senior to Newcastle’s position.

(2)	For others, represents weighted average yield and weighted average coupon.

(3)	Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015.

(4)	Interest only payments over life to maturity and balloon principal payment upon maturity.

(5)	Principal repayment based on a 30-year amortization schedule after July 2013.

(6)	Annual amortization payment equal to 50% of excess cash flow.

(7)	Interest only payment over life to maturity with a discounted pay off option prior to April 2014.

(8)
Various terms of payment. This represents $104.7 million, $208.9 million, $67.7 million and $1.0 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the twenty one loans had a carrying value of less than $25.3 million at December 31, 2012.

(E)	The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	REO	Total Past Due	Current	Total Outstanding Face Amount
Securitized Manufactured Housing Loan Portfolio I	$690	$275	$791	$492	$2,248	$116,498	$118,746
Securitized Manufactured Housing Loan Portfolio II	$1,158	$501	$1,512	$762	$3,933	$149,260	$153,193
Residential Loans	$—	$488	$9,250	$114	$9,852	$46,279	$56,131

Newcastle’s management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

(F)	Loans acquired at a discount for credit quality.

Newcastle’s investments in real estate related loans and non-securitized manufactured housing loans were classified as held-for-sale as of December 31, 2012 and December 31, 2011. Loans held-for-sale are marked to the lower of carrying value or fair value.

Newcastle’s investment in the securitized manufactured housing loan portfolios I and II were classified as held-for-investment as of December 31, 2012 and December 31, 2011. In connection with the securitizations of the manufactured housing loan portfolios, Newcastle gave representations and warranties with respect to the manufactured housing loans sold to the securitization trusts. To the extent a breach of any such representations and warranties materially and adversely affects the value or enforceability of the related loans, Newcastle will be required to repurchase such loans from the respective securitization trusts.

Newcastle’s investment in the residential loans was classified as held-for-investment as of December 31, 2012 and December 31, 2011.

The following is a summary of real estate related loans by maturity at December 31, 2012:

	Outstanding		Number of
Year of Maturity (1)	Face Amount	Carrying Value	Loans
Delinquent (2)	$12,000	$—	1
2013	96,942	44,850	4
2014	445,380	273,288	12
2015	59,907	56,185	5
2016	236,892	235,242	5
2017	95,359	90,161	4
Thereafter	174,605	143,406	2
Total	$1,121,085	$843,132	33

(1)	Based on the final extended maturity date of each loan investment as of December 31, 2012.
(2)	Includes loans that are non-performing, in foreclosure, or under bankruptcy.

Activities relating to the carrying value of our real estate loans and residential mortgage loans are as follows:

	Held for Sale		Held for Investment

	Real Estate Related Loans	Residential Mortgage Loans	Residential Mortgage Loans
December 31, 2009	$573,862	$383,647	$—
Purchases / additional fundings	113,733	—	—
Interest accrued to principal balance	12,535	—	—
Principal paydowns	(136,078)	(34,781)	(10,916)
Sales	(51,225)	—	—
Transfer to held for investment	—	(135,942)	135,942
Transfer to other investments	(24,907)	—	—
Valuation (allowance) reversal on loans	299,620	41,227	(960)
Accretion of loan discount and other amortization	—	—	1,035
Deconsolidation of CDO VII	(5,453)	—	—
Other	518	(938)	(127)
December 31, 2010	$782,605	$253,213	$124,974
Purchases / additional fundings	384,850	—	—
Interest accrued to principal balance	19,507	—	—
Principal paydowns	(270,767)	(8,818)	(30,514)
Sales	(125,141)	—	—
Transfer to held for investment	—	(238,721)	238,721
Valuation (allowance) reversal on loans	21,629	(2,864)	(3,602)
Accretion of loan discount and other amortization	(7)	—	2,371
Other	904	(123)	(714)
December 31, 2011	$813,580	$2,687	$331,236
Purchases / additional fundings	109,491	—	—
Interest accrued to principal balance	22,835	—	—
Principal paydowns	(129,950)	(686)	(38,182)
Valuation (allowance) reversal on loans	28,213	493	(4,119)
Loss on repayment of loans held for sale	(1,614)	—	—
Accretion of loan discount and other amortization	—	—	4,002
Other	577	(23)	(476)
December 31, 2012	$843,132	$2,471	$292,461

The following is a rollforward of the related loss allowance:

	Held for Sale		Held for Investment
	Real Estate Related Loans	Residential Mortgage Loans	Residential Mortgage Loans (C)
Balance at December 31, 2010	$(321,591)	$(25,193)	$(21,350)
Charge-offs (A)	71,945	4,232	5,802
Reclassified as accretable discount (B)	—	—	14,439
Transfer to held-for-investment	—	21,364	(21,364)
Valuation (allowance) reversal on loans	21,629	(2,864)	(3,602)
Balance at December 31, 2011	$(228,017)	$(2,461)	$(26,075)
Charge-offs (A)	17,742	896	7,716
Valuation (allowance) reversal on loans	28,213	493	(4,119)
Balance at December 31, 2012	$(182,062)	$(1,072)	$(22,478)

(A)	The charge-offs for real estate related loans represent two and six loans which were written off, sold, restructured, or paid off at a discounted price during 2012 and 2011, respectively.
(B)
Represents the accretable discount of the residential loans upon the reclassification from held-for-sale to held-for-investment, which will be recognized prospectively as an adjustment of the loans’ yield over the expected life of the loans.

(C)	The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.

The average carrying amount of Newcastle’s real estate related loans was approximately $843.4 million, $795.3 million and $670.7 million during 2012, 2011 and 2010, respectively, on which Newcastle earned approximately $81.5 million, $65.7 million and $53.3 million of gross interest revenues, respectively.

The average carrying amount of Newcastle’s residential mortgage loans was approximately $312.5 million, $354.9 million and $388.1 million during 2012, 2011 and 2010, respectively, on which Newcastle earned approximately $31.6 million, $34.1 million and $37.8 million of gross interest revenues, respectively.

The loans are encumbered by various debt obligations as described in Note 11.

Securitization of Subprime Mortgage Loans

Newcastle acquired and securitized two portfolios of subprime residential mortgage loans (“Subprime Portfolio I” and “Subprime Portfolio II”), through subsidiaries, as summarized in the table below. Both portfolios are being serviced by an affiliate of the Manager for a servicing fee equal to 0.50% per annum on their respective unpaid principal balances.

Both portfolios were securitized through special purpose entities (“Securitization Trust 2006”) and (“Securitization Trust 2007”) which are not consolidated by Newcastle. Newcastle retained a portion of the notes issued by, and all of the equity of, both entities. Newcastle, as holder of the equity (or residual interest), has the option (a call option) to redeem the notes once the aggregate principal balance of Subprime Portfolio I or Subprime Portfolio II is equal to or less than 20% or 10%, respectively, of such balance at the date of the transfer. The transactions between Newcastle and each securitization trust qualified as sales for accounting purposes. However, the loans which are subject to a call option by Newcastle were not treated as being sold and are classified as “held for investment” subsequent to the completion of the securitizations. The loans subject to call option and the corresponding financing recognize interest income and expense based on the expected weighted average coupons of the loans subject to call option at the call date of 9.24% and 8.68% for Subprime Portfolios I and II, respectively. The call options are “out of the money,” meaning that the price Newcastle would have to pay to acquire such loans exceeds their fair value at this time, and there is no requirement to exercise such options.

In both transactions, the residual interests and the retained bonds are reported as real estate securities, available for sale. The retained loans subject to call option and corresponding financing are reported as separate line items on Newcastle’s balance sheet.

Newcastle has no obligation to repurchase any loans from either of its subprime securitizations. Therefore, it is expected that its exposure to loss is limited to the carrying amount of its retained interests in the securitization entities, as described above. A subsidiary of Newcastle gave limited representations and warranties with respect to Subprime Portfolio II and is required to pay the difference, if any, between the repurchase price of any loan in such portfolio and the price required to be paid by a third party originator for such loan. Such subsidiary, however, has no assets and does not have recourse to the general credit of Newcastle.

	Subprime Portfolio
	I	II
Date of acquisition	March 2006	March 2007
Original number of loans (approximate)	11,300	7,300
Predominant origination date of loans	2005	2006
Original face amount of purchase	$1.5 billion	$1.3 billion

Pre-securitization loan write-down	($4.1 million)	($5.8 million)
Gain on pre-securitization hedge	$5.5 million	$5.8 million
Gain on sale	Less than $0.1 million	$0.1 million

Securitization date	April 2006	July 2007
Face amount of loans at securitization	$1.5 billion	$1.1 billion
Face amount of notes sold by trust	$1.4 billion	$1.0 billion
Stated maturity of notes	March 2036	April 2037
Face amount of notes retained by Newcastle	$37.6 million	$38.8 million
Fair value of equity retained by Newcastle	$62.4 million (A)	$46.7 million (A)
Key assumptions in measuring such fair value (A):
Weighted average life (years)	3.1	3.8
Expected credit losses	5.3%	8.0%
Weighted average constant prepayment rate	28.0%	30.1%
Discount rate	18.8%	22.5%

(A)	As of the date of transfer.

The following table presents information on the retained interests in the securitizations of Subprime Portfolios I and II at December 31, 2012:

	Subprime Portfolio
	I	II	Total
Total securitized loans (unpaid principal balance) (A)	$423,872	$564,569	$988,441
Loans subject to call option (carrying value)	$299,176	$106,638	$405,814
Retained interests (fair value) (B)	$1,344	$—	$1,344

(A)	Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
(B)
The retained interests include retained bonds of the securitizations. Their fair value is estimated based on pricing models. Newcastle’s residual interests were written off in 2010. The yield of the retained note was 8.36% as of December 31, 2012.

The following table summarizes certain characteristics of the underlying subprime mortgage loans, and related financing, in the securitizations as of December 31, 2012 (unaudited, except stated otherwise):

	Subprime Portfolio
	I	II
Loan unpaid principal balance (UPB) (A)	$423,872	$564,569
Weighted average coupon rate of loans	5.59%	4.71%
Delinquencies of 60 or more days (UPB) (B)	$109,213	$200,253
Net credit losses for year ended
December 31, 2012	$27,548	$34,866
December 31, 2011	$29,460	$54,217
Cumulative net credit losses	$220,417	$256,719
Cumulative net credit losses as a % of original UPB	14.7%	23.6%
Percentage of ARM loans (C)	51.0%	64.4%
Percentage of loans with loan-to-value ratio >90%	10.4%	17.2%
Percentage of interest-only loans	20.8%	4.1%
Face amount of debt (A) (D)	$418,906	$564,569
Weighted average funding cost of debt (E)	0.57%	1.11%

(A)	Audited.
(B)	Delinquencies include loans 60 or more days past due, in foreclosure, under bankruptcy filing or real estate owned.
(C)
ARM loans are adjustable-rate mortgage loans. An option ARM is an adjustable-rate mortgage that provides the borrower with an option to choose from several payment amounts each month for a specified period of the loan term. None of the loans in the subprime portfolios are option ARMs.

(D)	Excludes face amount of $4.0 million of retained notes for Subprime Portfolio I as of December 31, 2012.
(E)	Includes the effect of applicable hedges.

Cash flows related to the two securitizations were as follows:

	Subprime Portfolio
	I	II
Net cash inflows from retained interests
Year Ended December 31, 2012	$—	$—

Year Ended December 31, 2011	$29	$77

Year Ended December 31, 2010	$315	$629

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS	12 Months Ended
Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights And Cdo Servicing Rights
INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS
7.     INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS

The following is a summary of Newcastle’s Excess MSRs:

	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
MSR Pool 1 - Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
MSR Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
MSR Pool 2 - Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
MSR Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
MSR Pool 3 - Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
MSR Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
MSR Pool 4 - Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
MSR Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
MSR Pool 5 - Recapture Agreement		8,493	4,652	17.5%	11.7	(3,841)
	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

	December 31, 2011					Year Ended December 31, 2011
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168

MSR Pool 1 - Recapture Agreement	—	6,135	6,334	20.0%	10.3	199
	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
(D)	The portion of the change in fair value of the Recapture Agreement relating to loans recaptured to date is reflected in the respective pool.

In December 2011, Newcastle entered into an agreement (“MSR Agreement I”) with Nationstar Mortgage LLC (“Nationstar”), a leading residential mortgage servicer majority-owned by funds managed by Newcastle’s manager, to invest in Excess MSRs with Nationstar. Nationstar acquired the mortgage servicing rights on a pool of government sponsored enterprise (“GSE”) residential mortgage loans with an outstanding principal balance of approximately $9.9 billion (“MSR Pool 1”) on September 30, 2011. Nationstar is entitled to receive an initial weighted average total mortgage servicing amount of 35 basis points (bps) on the performing unpaid principal balance, as well as any ancillary income from MSR Pool 1. Pursuant to MSR Agreement I, Nationstar performs all servicing functions and advancing functions related to MSR Pool 1 for a basic fee (the contractual amount the service is entitled to for performing the servicing duties) of 6 bps. Therefore, the remainder, or “excess mortgage servicing amount” is initially equal to a weighted average of 29 bps.

Newcastle acquired the right to receive 65% of the excess mortgage servicing amount on MSR Pool 1 and, subject to certain limitations and pursuant to a loan replacement agreement (the “Recapture Agreement”), 65% of the Excess MSRs on certain future mortgage loans originated by Nationstar, that represent refinancings of loans in MSR Pool 1 (which loans then become part of MSR Pool 1) for $43.7 million. Nationstar has co-invested, pari passu with Newcastle, in 35% of the Excess MSRs. Nationstar, as servicer, also retains the ancillary income, the servicing obligations and liabilities as the servicer. If Nationstar is terminated as the servicer, Newcastle’s right to receive its portion of the excess mortgage servicing amount is also terminated. To the extent that Nationstar is terminated as the servicer and receives a termination payment, Newcastle is entitled to a pro rata share, or 65%, of such termination payment.

On June 5, 2012, Newcastle announced the completion of a co-investment with Nationstar related to their acquisition of mortgage servicing rights from Bank of America, National Association. Newcastle has invested approximately $44 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $10.4 billion (“MSR Pool 2”), comprised of conforming loans in GSE pools. Nationstar has co-invested pari passu with Newcastle in 35% of the Excess MSRs and will be the servicer of the loans performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared pro rata by Newcastle and Nationstar, subject to certain limitations. As of December 31, 2012, Newcastle had a remaining purchase price payable of less than $0.1 million, which is to be funded in 2013 pursuant to the payment terms of the agreement.

On June 29, 2012, Newcastle announced the completion of a co-investment in Excess MSRs in connection with Nationstar’s acquisition of mortgage servicing rights from Aurora Bank FSB, a subsidiary of Lehman Brothers Bancorp Inc. Newcastle invested approximately $176.5 million to acquire a 65% interest in the Excess MSRs on a portfolio of residential mortgage loans with an outstanding principal balance of approximately $63.7 billion, comprised of approximately 75% non-conforming loans in private label securitizations and approximately 25% conforming loans in GSE pools. The portfolio is comprised of three pools: a pool of non-conforming loans in private label securitizations with an outstanding principal balance of approximately $47.6 billion (“MSR Pool 5”), and two GSE loan pools with outstanding principal balances of approximately $6.3 billion (“MSR Pool 4”) and $9.8 billion (“MSR Pool 3”), respectively. Nationstar has co-invested pari passu with Newcastle in 35% of the Excess MSRs and will be the servicer of the loans performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared pro rata by Newcastle and Nationstar, subject to certain limitations.

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs:

Percentage of Total Outstanding Unpaid Principal Amount (A)
December 31, 2012		December 31, 2011

State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%
	100.0%		100.0%

Geographic concentrations of investments expose Newcastle to the risk of economic downturns within the relevant states.  Any such downturn in a state where Newcastle holds significant investments could affect the underlying borrower’s ability to make the mortgage payment and therefore could have a meaningful, negative impact on Newcastle’s Excess MSRs.

CDO Servicing Rights

In February 2011, Newcastle, through one of its subsidiaries, purchased the management rights with respect to certain C-BASS Investment Management LLC (“C-BASS”) CDOs pursuant to a bankruptcy proceeding for $2.2 million. As a result, Newcastle became the collateral manager of certain CDOs previously managed by C-BASS and will earn, on average, a 20 basis point annual senior management fee on a portion of the total collateral, which was $1.3 billion at acquisition. Newcastle initially recorded the cost of acquiring the collateral management rights as a servicing asset and subsequently amortizes this asset in proportion to, and over the period of, estimated net servicing income. Servicing assets are assessed for impairment on a quarterly basis, with impairment recognized as a valuation allowance.  Key economic assumptions used in measuring any potential impairment of the servicing assets include the prepayment speeds of the underlying loans, default rates, loss severities and discount rates.  During the year ended December 31, 2012, Newcastle recorded $0.3 million of servicing rights amortization and no servicing rights impairment.  As of December 31, 2012, Newcastle’s servicing asset had a carrying value of $1.7 million recorded in Receivables and Other Assets.

INVESTMENTS IN REAL ESTATE	12 Months Ended
Dec. 31, 2012
Investments In Real Estate
INVESTMENTS IN REAL ESTATE
8.     INVESTMENTS IN REAL ESTATE

In the year ended December 31, 2012, Newcastle completed three acquisitions of senior living assets as follows:

On July 18, 2012, Newcastle completed the acquisition of eight senior housing facilities (the “BPM” Portfolio) from entities owned and managed by Walter C. Bowen for an aggregate purchase price of approximately $143.3 million plus acquisition-related costs. These assets comprise more than 800 beds in senior living facilities located in California, Oregon, Utah, Arizona and Idaho.

On November 1, 2012, Newcastle completed the acquisition of three senior housing facilities (the “Utah” Portfolio) from Retirement Place, Inc. for an aggregate purchase price of approximately $22.6 million plus acquisition-related costs. These assets comprise more than 350 beds in senior living facilities located in Utah.

On December 27, 2012, Newcastle completed the acquisition of a senior housing facility (the “Courtyards” Portfolio) from Courtyards of River Park, Ltd. for an aggregate purchase price of approximately $21.5 million plus acquisition-related costs. This asset comprises more than 200 beds in a senior living facility located in Texas.

In connection with the acquisitions of the senior living assets described above, the assets acquired and the liabilities assumed were recorded at fair value. A summary of the initial recording of each of the above acquisitions is as follows:

	At Acquisition
	BPM	Utah	Courtyards	Total
Investment in real estate	$126,201	$18,466	$19,400	$164,067
Resident lease intangibles	17,099	3,512	2,100	22,711
Other intangibles	—	600	—	600
Prepaid expenses and other assets	110	122	56	288
Accounts payable, accrued expenses and other payables	(1,834)	(11)	(136)	(1,981)
	141,576	22,689	21,420	185,685
Mortgage notes payable	(88,400)	(16,000)	(16,125)	(120,525)
Net cash paid for acquisition	$53,176	$6,689	$5,295	$65,160
Acquisition related costs (A)	$3,625	$869	$395	$4,889

(A)      Acquisition related costs are included within General and Administrative Expense on the income statement.

The following table sets forth certain information regarding the investments in real estate at December 31, 2012:

		Initial Cost					Gross Carrying Amount (B) (F)
						Costs
					Furniture,	Capitalized				Furniture,		Accumulated
Property Type				Building	Fixtures and	Subsequent to			Building	Fixtures and		Depreciation
(A)	City, State	Land	Building	Improvements	Equipment	Acquisition	Land	Building	Improvements	Equipment	Total	(B)(C)
AL/MC	Scottsdale, AZ	$2,307	$16,845	$146	$101	$30	$2,307	$16,845	$176	$101	$19,429	$(217)
AL/MC	Citrus Heights, CA	831	3,097	87	59	4	831	3,097	105	45	4,078	(51)
AL/MC	Santa Cruz, CA	2,255	20,971	225	58	38	2,255	20,971	278	41	23,545	(273)
AL/MC	Clovis, CA	1,133	16,835	159	45	7	1,133	16,835	165	45	18,178	(209)
IL/AL/MC	Boise, ID	1,465	13,229	405	58	44	1,465	13,229	468	40	15,202	(186)
MC	Corvallis, OR	1,060	4,915	135	8	15	1,060	4,915	148	10	6,133	(64)
AL/MC	Eugene, OR	935	20,431	364	91	54	935	20,431	450	58	21,874	(267)
AL/MC	Cottonwood Heights, UT	1,496	16,201	197	58	26	1,496	16,201	207	74	17,978	(206)
AL/MC	Bountiful, UT	570	9,505	53	50	39	570	9,505	57	85	10,217	(46)
AL	Taylorsville, UT	1,111	3,042	84	39	18	1,111	3,042	86	55	4,294	(18)
IL/AL/MC	Salt Lake City, UT	700	3,262	35	15	21	700	3,262	39	31	4,032	(15)
IL/AL	Fort Worth, TX	2,130	16,343	254	672	—	2,130	16,343	254	672	19,399	(6)
Subtotal Senior Living Facilities		$15,993	$144,676	$2,144	$1,254	$296	$15,993	$144,676	$2,433	$1,257	$164,359	$(1,558)

Other Operating Real Estate (E) (G)
Office Building	Beavercreek, OH	$386	$2,287	$—	$—	$394	$364	$2,170	$370	$—	$2,904	$(701)
Office Building	Beavercreek, OH	401	2,326	—	—	175	381	2,268	97	—	2,746	(476)
Office Building	Beavercreek, OH	382	2,242	—	—	458	361	2,150	359	—	2,870	(671)
Subtotal Other Operating Real Estate		$1,169	$6,855	$—	$—	$1,027	$1,106	$6,588	$826	$—	$8,520	$(1,848)

Total		$17,162	$151,531	$2,144	$1,254	$1,323	$17,099	$151,264	$3,259	$1,257	$172,879	$(3,406)

			Year	No. of Beds/
		Year	Constructed/	Net Rentable	Ending
Property Type		Acquired	Renovated	Sq. Ft.	Occupancy
(A)	City, State	(D)	(D)	(D)	(D)	Encumbrances

Senior Living Facilities:
AL/MC	Scottsdale, AZ	2012	1999/2005	107	75.7%	$12,600
AL/MC	Citrus Heights, CA	2012	1997/2011	78	93.6%	2,940
AL/MC	Santa Cruz, CA	2012	1990/NA	125	95.2%	17,220
AL/MC	Clovis, CA	2012	1998/2007	122	92.6%	11,700
IL/AL/MC	Boise, ID	2012	1997/2011	121	95.0%	12,960
MC	Corvallis, OR	2012	1999/NA	48	89.6%	3,020
AL/MC	Eugene, OR	2012	1998/NA	115	91.3%	15,480
AL/MC	Cottonwood Heights, UT	2012	2001/NA	115	89.6%	12,480
AL/MC	Bountiful, UT	2012	1978/2000	147	83.0%	10,024
AL	Taylorsville, UT	2012	1976/1994	105	88.6%	3,341
IL/AL/MC	Salt Lake City, UT	2012	1984/2007	106	72.6%	2,635
IL/AL	Fort Worth, TX	2012	1986/NA	221	90.0%	16,125
Subtotal Senior Living Facilities						$120,525

Other Operating Real Estate (E) (G)
Office Building	Beavercreek, OH	2006	1984/2006	55,024 Sq. Ft.	82.8%	$—
Office Building	Beavercreek, OH	2006	1985/2006	29,916 Sq. Ft.	100.0%	—
Office Building	Beavercreek, OH	2006	1987/2006	45,500 Sq. Ft.	100.0%	—
Subtotal Other Operating Real Estate						$—

Total						$120,525

See notes on next page.

(A)	AL represents assisted living; MC represents memory care; IL represents independent living.

(B)	The following is a rollforward of the gross carrying amount and accumulated depreciation of real estate for the years ended December 31, 2012, 2011 and 2010.

	Year ended December 31,
	2012	2011	2010
Gross Carrying Amount
Balance at beginning of year	$—	$—	$—
Additions:
Acquisitions of real estate	164,067	—	—
Improvements	296	—	—
Transferred from operating real estate held for sale	8,520	—	—
Disposals:
Disposal of long-lived assets	(4)	—	—
Balance at end of year	$172,879	$—	$—

Accumulated Depreciation
Balance at beginning of year	$—	$—	$—
Additions:
Depreciation expense	(2,750)	—	—
Transferred from assets held for sale	(657)	—	—
Disposals:
Disposal of long-lived assets	1	—	—
Balance at end of year	$(3,406)	$—	$—

(C)	Depreciation is calculated on a straight line basis using the following estimated useful lives:

Estimated
Useful Lives
Land	N/A
Buildings	40 years
Building Improvements	3-10 years
Furniture, Fixtures and Equipment	3-5 years

(D)	Unaudited.
(E)
During the year ended December 31, 2012, Newcastle reclassified the above properties as held for use based on the decision not to proceed with the planned disposition. The decision to withdraw the Beavercreek, Ohio properties from held for sale was made as management believes that the best value can now be obtained through a hold strategy. As a result, the operating results relating to the properties in Beavercreek, Ohio has been reclassified as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010.

The following table summarizes the financial information for the Beavercreek properties reclassified as held for use:

	Year Ended December 31,
	2012	2011	2010
Rental income	$2,049	$1,899	$1,708

Property operating expense	$1,404	$1,110	$1,283
Depreciation and amortization	1,191	12	79
Other operating expense	11	27	11
Total expense	$2,606	$1,149	$1,373

Impairment	—	433	—
Net income (loss)	$(557)	$317	$335

(F)	The aggregate United States federal income tax basis for Newcastle’s operating real estate at December 31, 2012 was approximately $190.1 million.
(G)	The other operating real estate was pledged as collateral in one of Newcastle’s non-recourse financing structures at December 31, 2012.

The following is a reconciliation of operating real estate held for sale:

	Year Ended December 31,
	2012	2011	2010
Operating real estate held for sale
Balance at beginning of year	$7,741	$8,776	$9,966
Impairment	—	(433)	(260)
Leasing commission capitalized	122	—	—
Amortization of leasing commissions	—	(13)	(90)
Proceeds from sale of real estate held for sale	—	(650)	(840)
Gain on sale	—	61	—
Transferred to investments in real estate (held for use)	(7,863)	—	—
Balance at end of year	$—	$7,741	$8,776

The following is a schedule of the future minimum rental payments to be received under non-cancelable operating leases for the office buildings in Beavercreek, Ohio:

2013	$1,414
2014	1,328
2015	882
2016	819
2017	819
Thereafter	—
Total	$5,262

The operating leases relating to Newcastle’s senior living real estate are generally cancelable with a 30-day notice.

The following table summarizes the financial information for the discontinued operations relating to properties sold:

	Year Ended December 31,
	2012	2011	2010

Rental income	$—	$136	$427
Expenses	66	208	537
Impairment	—	—	260
Net gain on sale	—	61	—
Other income	(2)	—	27
Net income (loss)	$(68)	$(11)	$(343)

No income tax related to discontinued operations was recorded for the years ended December 31, 2012, 2011 or 2010.

INTANGIBLES	12 Months Ended
Dec. 31, 2012
Intangibles
INTANGIBLES
9.  INTANGIBLES

The following table summarizes Newcastle’s intangibles related to its senior living real estate:

	December 31, 2012			December 31, 2011

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
In-place resident lease intangibles	$22,711	$(4,205)	$18,506	$—	$—	$—
Non-compete intangibles	600	(20)	580	—	—	—
Total intangibles	$23,311	$(4,225)	$19,086	$—	$—	$—

The unamortized balance of in-place lease and other intangible assets at December 31, 2012 will be charged to depreciation and amortization expense through 2017 as follows:

2013	$11,475
2014	7,271
2015	120
2016	120
2017	100
Thereafter	—
$19,086

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
10.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value may be based upon broker quotations, counterparty quotations or pricing services quotations, which provide valuation estimates based upon reasonable market order indications or a good faith estimate thereof and are subject to significant variability based on market conditions, such as interest rates, credit spreads and market liquidity. A significant portion of Newcastle’s loans, securities and debt obligations are currently not traded in active markets and therefore have little or no price transparency. As a result, Newcastle has estimated the fair value of these illiquid instruments based on internal pricing models rather than quotations. The determination of estimated cash flows used in pricing models is inherently subjective and imprecise. Changes in market conditions, as well as changes in the assumptions or methodology used to determine fair value, could result in a significant change to estimated fair values. It should be noted that minor changes in assumptions or estimation methodologies can have a material effect on these derived or estimated fair values, and that the fair values reflected below are indicative of the interest rate and credit spread environments as of December 31, 2012 and do not take into consideration the effects of subsequent changes in market or other factors.

Newcastle has various processes and controls in place to ensure that fair value is reasonably estimated. With respect to the broker and pricing service quotations, to ensure these quotes represent a reasonable estimate of fair value, Newcastle’s quarterly procedures include a comparison to the outputs generated from its internal pricing models and transactions Newcastle has completed with respect to these or similar securities, as well as on its knowledge and experience of these markets. With respect to fair value estimates generated based on Newcastle’s internal pricing models, Newcastle’s management validates the inputs and outputs of the internal pricing models by comparing them to available independent third party market parameters and models for reasonableness. Newcastle believes its valuation methods and the assumptions used are appropriate and consistent with other market participants.

For Excess MSRs acquired prior to the current quarter, Newcastle obtains a fairness opinion related to the valuation of our Excess MSRs on the existing mortgage pools from an independent valuation firm at the current quarter end date. For Excess MSRs acquired during the current quarter, Newcastle obtained a fairness opinion related to the valuation of our Excess MSRs on the existing mortgage pools at the time of acquisition. To date, Newcastle has not made any significant valuation adjustments as a result of these third party opinions.

Fair Value Summary Table

The carrying values and estimated fair values of Newcastle’s assets and liabilities at December 31, 2012 and 2011 were as follows:

	December 31, 2012							December 31, 2011
	Principal				Weighted	Weighted
	Balance or				Average	Average
	Notional	Carrying	Estimated		Yield/Funding	Maturity		Carrying	Estimated
	Amount	Value	Fair Value	Fair Value Method (A)	Cost	(Years)		Value	Fair Value
Assets
Financial instruments:
Real estate securities, available-for-sale*	$2,078,101	$1,691,575	$1,691,575	Broker quotations, counterparty quotations, pricing services, pricing models	4.69%	4.0		$1,731,744	$1,731,744
Real estate related loans, held-for-sale, net	1,121,085	843,132	853,102	Broker quotations, counterparty quotations, pricing services, pricing models	12.15%	2.6		813,580	819,249
Residential mortgage loans, held-for-investment, net	328,070	292,461	297,030	Pricing models	8.19%	6.1		331,236	330,277
Residential mortgage loans, held-for-sale, net	3,645	2,471	2,471	Pricing models	17.00%	4.7		2,687	2,687
Subprime mortgage loans subject to call option (B)	406,217	405,814	405,814	(B)	9.09%	(B	)	404,723	404,723
Restricted cash*	2,064	2,064	2,064					105,040	105,040
Cash and cash equivalents*	231,898	231,898	231,898					157,347	157,347
Derivative assets, treated as hedges (C)(E)*	—	—	—	Counterparty quotations	N/A	(C	)	1,092	1,092
Non-hedge derivative assets (D)(E)*	23,400	165	165	Counterparty quotations	N/A	(D	)	862	862
Investments in real estate and intangibles, net		188,559	194,878	Broker quotations, recent purchase price				—	—
Operating real estate, held-for-sale		—	—					7,741	7,741
Other investments		24,907	13,165	Pricing models				24,907	24,907
Receivables and other assets		17,197	17,197					26,854	26,854
Assets of discontinued operations	76,560,751	245,069	245,069	Pricing models	17.59%	5.4		43,986	43,986
		$3,945,312	$3,954,428					$3,651,799	$3,656,509

Liabilities
Financial instruments:
CDO bonds payable	$1,090,915	$1,091,354	$781,856	Pricing models	2.08%	2.5		$2,403,605	$1,500,307
Other bonds and notes payable	187,963	183,390	190,302	Broker quotations, pricing models	5.07%	4.0		200,377	203,136
Repurchase agreements	929,435	929,435	929,435	Market comparables	0.81%	0.1		239,740	239,740
Mortgage notes payable	120,525	120,525	120,525	Pricing models	3.79%	5.8		—	—
Financing of subprime mortgage loans subject to call option (B)	406,217	405,814	405,814	(B)	9.09%	(B	)	404,723	404,723
Junior subordinated notes payable	51,004	51,243	31,545	Pricing models	7.40%	22.3		51,248	30,145
Interest rate swaps, treated as hedges (C)(E)*	154,450	12,175	12,175	Counterparty quotations	N/A	(C	)	90,025	90,025
Non-hedge derivatives (D)(E)*	294,203	19,401	19,401	Counterparty quotations	N/A	(D	)	29,295	29,295
Due to affiliates		3,620	3,620					1,659	1,659
Dividends payable, accrued expenses and other liabilities		54,815	54,815					34,808	34,808
Liabilities of discontinued operations		480	480					4,230	4,230
		$2,872,252	$2,549,968					$3,459,710	$2,538,068

*Measured at fair value on a recurring basis.

(A)
Methods are listed in order of priority. In the case of real estate securities and real estate related loans, broker quotations are obtained if available and practicable, otherwise counterparty quotations or pricing service valuations are obtained or, finally, internal pricing models are used. Internal pricing models are only used for (i) securities and loans that are not traded in an active market, and, therefore, have little or no price transparency, and for which significant unobservable inputs must be used in estimating fair value, or (ii) loans or debt obligations which are private and untraded.

(B)
These two items results from an option, not an obligation, to repurchase loans from Newcastle’s subprime mortgage loan securitizations (Note 6), are noneconomic until such option is exercised, and are equal and offsetting.

(C)	Represents derivative agreements as follows:

Year of Maturity	Weighted Average Month of Maturity	Aggregate Notional Amount	Weighted Average Fixed Pay Rate / Cap Rate	Aggregate Fair Value Asset / (Liability)

Interest rate swap agreements which receive 1-Month LIBOR:
2016	Apr	$154,450	5.04%	$(12,175)

(D)
This represents two interest rate swap agreements with a total notional balance of $294.2 million, maturing in March 2014 and March 2015, respectively, and an interest rate cap agreement with a notional balance of $23.4 million, maturing in August 2019. Newcastle entered into these agreements to reduce its exposure to interest rate changes on the floating rate financings of CDO IV, CDO VI and the senior living assets. These derivative agreements were not designated as hedges for accounting purposes as of December 31, 2012.

(E)
Newcastle’s derivatives fall into two categories. As of December 31, 2012, all derivatives were held within Newcastle’s nonrecourse CDO structures. An aggregate notional balance of $448.7 million, which were liabilities at period end, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs’ total investments exceeded the fair value of each of the CDOs’ derivative liabilities, no credit valuation adjustments were recorded. A notional balance of $23.4 million was an asset at period end and therefore are subject to the counterparty’s credit risk. No adjustments have been made to the fair value quotations received related to credit risk as a result of the counterparty’s “AA” credit rating. Newcastle’s significant derivative counterparties include Bank of America, Credit Suisse, and Wells Fargo.

(F)
Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. As a result, the fair value of Newcastle’s net investments in these non-recourse financing structures is equal to the present value of their expected future net cash flows.

(G)	Newcastle notes that the unrealized gain on the liabilities within such structures cannot be fully realized.
(H)	The notional amount represents the total unpaid principal balance of the mortgage loans on which Newcastle is entitled to receive 65% of the Excess MSRs on performing loans.

Valuation Hierarchy

The methodologies used for valuing such instruments have been categorized into three broad levels, which form a hierarchy.

Level 1 - Quoted prices in active markets for identical instruments.
Level 2 - Valuations based principally on other observable market parameters, including
●	Quoted prices in active markets for similar instruments,
●	Quoted prices in less active or inactive markets for identical or similar instruments,
●	Other observable inputs (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), and
●	Market corroborated inputs (derived principally from or corroborated by observable market data).
Level 3 - Valuations based significantly on unobservable inputs.
●
Level 3A - Valuations based on third party indications (broker quotes, counterparty quotes or pricing services) which were, in turn, based significantly on unobservable inputs or were otherwise not supportable as Level 2 valuations.

●	Level 3B - Valuations based on internal models with significant unobservable inputs.

Newcastle follows this hierarchy for its financial instruments measured at fair value on a recurring basis. The classifications are based on the lowest level of input that is significant to the fair value measurement.

Fair value measurements categorized within Level 3 are sensitive to changes in the assumptions or methodology used to determine fair value and such changes could result in a significant increase or decrease in the fair value. For Newcastle’s investments in real estate securities, real estate related loans and residential mortgage loans categorized within Level 3 of the fair value hierarchy, the significant unobservable inputs include the discount rates, assumptions relating to prepayments, default rates and loss severities. Significant increases (decreases) in any of the discount rates, default rates or loss severities in isolation would result in a significantly lower (higher) fair value measurement. The impact of changes in prepayment speeds would have differing impacts on fair value, depending on the seniority of the investment. Generally, a change in the default assumption is generally accompanied by directionally similar changes in the assumptions used for the loss severity and the prepayment speed. For Newcastle’s investments in Excess MSRs, significant unobservable inputs include the discount rate, assumptions relating to prepayments, delinquency rates, recapture rates and excess mortgage servicing amount. Significant increases (decreases) in the discount rates, prepayments or delinquency rates in isolation would result in a significantly lower (higher) fair value measurement, whereas significant increases (decreases) in the recapture rates or excess mortgage servicing amount in isolation would result in a significantly higher (lower) fair value measurement. Generally, a change in the delinquency rate assumption is accompanied by directionally similar changes in the assumptions used for the prepayment speed.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis at December 31, 2012:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3A	Level 3B	Total
Assets:
Real estate securities, available for sale:
CMBS	$474,992	$376,391	$—	$330,026	$46,365	$376,391
REIT debt	62,700	66,174	66,174	—	—	66,174
ABS - subprime	558,215	355,975	—	330,021	25,954	355,975
ABS - other real estate	10,098	1,475	—	798	677	1,475
FNMA / FHLMC	768,619	820,535	820,535	—	—	820,535
CDO	203,477	71,025	—	65,027	5,998	71,025
Real estate securities total	$2,078,101	1,691,575	886,709	725,872	78,994	1,691,575

Investments in Excess MSRs (1)	$76,560,751	$245,036	$—	$—	$245,036	$245,036

Derivative assets:
Interest rate caps, not treated as hedges	$23,400	$165	$165	$—	$—	$165
Derivative assets total	$23,400	$165	$165	$—	$—	$165

Liabilities:
Derivative Liabilities:
Interest rate swaps, treated as hedges	$154,450	$12,175	$12,175	$—	$—	$12,175
Interest rate swaps, not treated as hedges	294,203	19,401	19,401	—	—	19,401
Derivative liabilities total	$448,653	$31,576	$31,576	$—	$—	$31,576

(1)	The notional amount represents the total unpaid principal balance of the mortgage loans. Generally, Newcastle does not receive an excess mortgage servicing amount on nonperforming loans.

Newcastle’s investments in instruments (excluding the Excess MSRs, see below) measured at fair value on a recurring basis using Level 3 inputs changed as follows:

	Level 3A Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2010	$840,227	$331,904	$83,582	$36,193	$—	$1,291,906
Transfers (A)
Transfers from Level 3B	41,158	25,000	19,950	718	2,641	89,467
Transfers into Level 3B	(88,464)	(24,826)	(15,031)	(7,548)	(2,475)	(138,344)
CDO V Deconsolidation	(59,970)	(55,838)	(5,107)	—	—	(120,915)
Total gains (losses) (B)
Included in net income (loss) (C)	42,597	579	(23)	(113)	—	43,040
Included in other comprehensive income (loss)	(106,500)	38,583	(9,158)	(716)	(11,461)	(89,252)
Amortization included in interest income	23,878	5,883	5,210	338	3,376	38,685
Purchases, sales and settlements
Purchases	313,857	27,262	29,359	7,548	69,308	447,334
Proceeds from sales	(139,387)	(54,885)	(6,573)	—	—	(200,845)
Proceeds from repayments	(51,113)	(161,227)	(36,068)	(5,232)	(9,342)	(262,982)
Balance at December 31, 2011	$816,283	$132,435	$66,141	$31,188	$52,047	$1,098,094

	Level 3B Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total

Balance at December 31, 2010	$107,457	$21,146	$94,424	$8,985	$4,282	$236,294
Transfers (A)
Transfers from Level 3A	88,464	24,826	15,031	7,548	2,475	138,344
Transfers into Level 3A	(41,158)	(25,000)	(19,950)	(718)	(2,641)	(89,467)
CDO V Deconsolidation	(32,289)	(1,908)	(14,568)	(3,833)	—	(52,598)
Total gains (losses) (B)
Included in net income (loss) (C)	7,972	722	(1,332)	(287)	2,273	9,348
Included in other comprehensive income (loss)	32,374	1,743	3,766	(3,200)	(3,346)	31,337
Amortization included in interest income	17,055	163	8,796	911	617	27,542
Purchases, sales and settlements
Purchases	13,634	25,000	25	—	10,192	48,851
Proceeds from sales	(27,400)	(721)	(8,624)	(348)	(3,884)	(40,977)
Proceeds from repayments	(25,487)	(6,493)	(15,087)	(2,139)	(6,029)	(55,235)
Balance at December 31, 2011	$140,622	$39,478	$62,481	$6,919	$3,939	$253,439

	Level 3A Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2011	$816,283	$132,435	$66,141	$31,188	$52,047	$1,098,094
Transfers (A)
Transfers from Level 3B	6,056	21,823	28,048	—	—	55,927
Transfers into Level 3B	(28,467)	(14,105)	(11,057)	(5)	—	(53,634)
CDO X Deconsolidation	(634,036)	(40,172)	(70,607)	(25,883)	—	(770,698)
Total gains (losses) (B)
Included in net income (loss) (C)	1,190	—	(8)	—	—	1,182
Included in other comprehensive income (loss)	32,373	11,490	26,159	(629)	12,823	82,216
Amortization included in interest income	24,845	1,410	10,805	(11)	5,211	42,260
Purchases, sales and settlements
Purchases	71,968	—	315,475	—	—	387,443
Proceeds from sales	(24,551)	—	—	—	—	(24,551)
Proceeds from repayments	(40,086)	(8,430)	(34,935)	(3,862)	(5,054)	(92,367)
Balance at December 31, 2012	$225,575	$104,451	$330,021	$798	$65,027	$725,872

	Level 3B Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2011	$140,622	$39,478	$62,481	$6,919	$3,939	$253,439
Transfers (A)
Transfers from Level 3A	28,467	14,105	11,057	5	—	53,634
Transfers into Level 3A	(6,056)	(21,823)	(28,048)	—	—	(55,927)
CDO X Deconsolidation	(133,624)	—	(16,097)	(291)	—	(150,012)
Total gains (losses) (B)
Included in net income (loss) (C)	(6,137)	(396)	836	(4,092)	—	(9,789)
Included in other comprehensive income (loss)	(9,836)	1,025	2,414	2,368	2,302	(1,727)
Amortization included in interest income	8,693	367	6,886	299	446	16,691
Purchases, sales and settlements
Purchases	44,119	—	—	—	—	44,119
Proceeds from sales	(18,708)	—	(3,295)	(3,743)	—	(25,746)
Proceeds from repayments	(18,346)	(15,585)	(10,280)	(788)	(689)	(45,688)
Balance at December 31, 2012	$29,194	$17,171	$25,954	$677	$5,998	$78,994

(A)	Transfers are assumed to occur at the beginning of the quarter. CDO V was deconsolidated on June 17, 2011 and CDO X was deconsolidated on September 12, 2012.
(B)	None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
(C)	These gains (losses) are recorded in the following line items in the consolidated statements of income:

	Year Ended December 31,
	2012		2011
	Level 3A	Level 3B	Level 3A	Level 3B
Gain (loss) on settlement of investments, net	$1,196	$9,000	$44,560	$22,895
Other income (loss), net	—	—	—	—
OTTI	(14)	(18,789)	(1,520)	(13,547)
Total	$1,182	$(9,789)	$43,040	$9,348
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period	$—	$—	$—	$—

Securities Valuation

As of December 31, 2012, Newcastle’s securities valuation methodology and results are further detailed as follows:

			Fair Value
	Outstanding	Amortized			Internal
	Face	Cost	Multiple	Single	Pricing
Asset Type	Amount (A)	Basis (B)	Quotes (C)	Quote (D)	Models (E)	Total

CMBS	$474,992	$336,966	$255,784	$74,242	$46,365	$376,391
REIT debt	62,700	62,069	34,809	31,365	—	66,174
ABS - subprime	558,215	321,801	290,731	39,290	25,954	355,975
ABS - other real estate	10,098	1,547	—	798	677	1,475
FNMA / FHLMC	768,619	818,866	395,131	425,404	—	820,535
CDO	203,477	67,538	—	65,027	5,998	71,025
Total	$2,078,101	$1,608,787	$976,455	$636,126	$78,994	$1,691,575

(A)	Net of incurred losses.
(B)	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
(C)
Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of fair value and did not use an average of the quotes. Even if Newcastle receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes Newcastle receives. Management believes using an average of the quotes in these cases would generally not represent the fair value of the asset. Based on Newcastle’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. Newcastle never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” – meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

(D)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.
(E)	Securities whose fair value was estimated based on internal pricing models are further detailed as follows:

				Unrealized
	Amortized		Impairment	Gains (Losses)	Weighted Average Significant Input
	Cost	Fair	Recorded in	in Accumulated	Discount	Prepayment	Cumulative	Loss
Asset Type	Basis (B)	Value	Current Year	OCI	Rate	Speed (F)	Default Rate	Severity

CMBS - conduit	$23,648	$29,193	$4,418	$5,545	10%	N/A	21%	39%
CMBS - Large loan / single borrower	18,326	17,172	—	(1,154)	6%	N/A	18%	40%
ABS - subprime	13,741	25,954	719	12,213	8%	2%	60%	75%
ABS - other real estate	455	677	64	222	8%	0%	44%	100%
CDO	3,979	5,998	—	2,019	18%	4%	69%	93%
Total	$60,149	$78,994	$5,201	$18,845

All of the significant inputs listed have some degree of market observability, based on Newcastle’s knowledge of the market, relationships with market participants, and use of common market data sources. Collateral prepayment, default and loss severity projections are in the form of “curves” or “vectors” that vary for each monthly collateral cash flow projection. Methods used to develop these projections vary by asset class (e.g., CMBS projections are developed differently than Home Equity ABS projections) but conform to industry conventions.  Newcastle uses assumptions that generate its best estimate of future cash flows of each respective security.

The prepayment vector specifies the percentage of the collateral balance that is expected to voluntarily pay off at each point in the future. The prepayment vector is based on projections from a widely published investment bank model, which considers factors such as collateral FICO score, loan-to-value ratio, debt-to-income ratio, and vintage on a loan level basis. This vector is scaled up or down to match recent collateral-specific prepayment experience, as obtained from remittance reports and market data services.

Loss severities are based on recent collateral-specific experience with additional consideration given to collateral characteristics. Collateral age is taken into consideration because severities tend to initially increase with collateral age before eventually stabilizing. Newcastle typically uses projected severities that are higher than the historic experience for collateral that is relatively new to account for this effect. Collateral characteristics such as loan size, lien position, and location (state) also effect loss severity. Newcastle considers whether a collateral pool has experienced a significant change in its composition with respect to these factors when assigning severity projections.

Default vectors are determined from the current “pipeline” of loans that are more than 90 days delinquent, in foreclosure, or are real estate owned (REO). These significantly delinquent loans determine the first 24 months of the default vector. Beyond month 24, the default vector transitions to a steady-state value that is generally equal to or greater than that given by the widely published investment bank model.

The discount rates Newcastle uses are derived from a range of observable pricing on securities backed by similar collateral and offered in a live market. As the markets in which Newcastle transacts have become less liquid, Newcastle has had to rely on fewer data points in this analysis.

(F)	Projected annualized average prepayment rate.

Loan Valuation

Loans which Newcastle does not have the ability or intent to hold into the foreseeable future are classified as held-for-sale. As a result, these held-for-sale loans are carried at the lower of amortized cost or fair value and are therefore recorded at fair value on a non-recurring basis. These loans were written down to fair value at the time of the impairment, based on broker quotations, pricing service quotations or internal pricing models. All the loans were within Level 3 of the fair value hierarchy. For real estate related loans, the most significant inputs used in the valuations are the amount and timing of expected future cash flows, market yields and the estimated collateral value of such loan investments.  For residential mortgage loans, significant inputs include management’s expectations of prepayment speeds, default rates, loss severities and discount rates that market participants would use in determining the fair values of similar pools of residential mortgage loans.

The following tables summarize certain information for real estate related loans and residential mortgage loans held-for-sale as of December 31, 2012:

				Valuation	Significant Input
	Outstanding			Allowance/	Range		Weighted Average
	Face	Carrying	Fair	(Reversal) In	Discount	Loss	Discount	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Severity	Rate	Severity
Mezzanine	$527,793	$442,529	$451,812	$4,049	6.5% - 25.0%	0.0% - 100.0%	10.1%	10.6%
Bank Loan	391,904	208,863	208,863	(19,123)	6.3% - 36.3%	0.0% - 100.0%	18.9%	37.6%
B-Note	171,258	161,610	162,285	(13,139)	8.0% - 15.0%	0.0%	10.4%	0.0%
Whole Loan	30,130	30,130	30,142	—	5.1% - 7.1%	0.0% - 15.0%	5.2%	14.5%
Total Real Estate Related Loans Held for Sale, Net	$1,121,085	$843,132	$853,102	$(28,213)

				Valuation
	Outstanding			Allowance/	Significant Input (Weighted Average)
	Face	Carrying	Fair	(Reversal) In	Discount	Prepayment	Cumulative	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Speed	Default Rate	Severity
Non-securitized Manufactured Housing Loans I	$573	$163	$163	$3	38.8%	0.0%	52.9%	75.0%
Non-securitized Manufactured Housing Loans II	3,072	2,308	2,308	(496)	15.5%	5.0%	3.5%	80.0%
Total Residential Mortgage Loans Held for Sale, Net	$3,645	$2,471	$2,471	$(493)

Loans which Newcastle has the intent and ability to hold into the foreseeable future are classified as held-for-investment. Loans held-for-investment are carried at the aggregate unpaid principal balance adjusted for any unamortized premium or discount, deferred fees or expenses, an allowance for loan losses, charge-offs and write-downs for impaired loans.

The following table summarizes certain information for residential mortgage loans held-for-investment as of December 31, 2012:

					Significant Input (Weighted Average)
Loan Type	Outstanding Face Amount	Carrying Value	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	Prepayment Speed	Constant Default Rate	Loss Severity
Securitized Manufactured Housing Loans I	$118,746	$100,124	$99,964	$(49)	9.5%	4.0%	4.0%	75.0%
Securitized Manufactured Housing Loans II	153,193	150,123	148,441	3,926	7.5%	5.0%	3.5%	80.0%
Residential Loans	56,131	42,214	48,625	242	7.4%	4.7%	2.8%	46.6%
Total Residential Mortgage Loans, Held-for-Investment, Net	$328,070	$292,461	$297,030	$4,119

Excess MSRs Valuation

Fair value estimates of Newcastle’s Excess MSRs investments were based on internal pricing models.  The valuation technique is based on discounted cash flows. Significant inputs used in the valuations included expectations of prepayment speeds, delinquency rates, recapture rates, the excess mortgage servicing amount of the underlying mortgage loans, and discount rates that market participants would use in determining the fair values of servicing assets on similar pools of residential mortgage loans.  In addition, in valuing the Excess MSRs investments, management considered the likelihood of Nationstar being removed as servicer, which likelihood is considered to be remote.

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs investments as of December 31, 2012:

	Significant Input Ranges
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
MSR Pool 1 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
MSR Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
MSR Pool 2 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
MSR Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
MSR Pool 3 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
MSR Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
MSR Pool 4 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
MSR Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
MSR Pool 5 - Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)           Projected annualized weighted average voluntary and involuntary prepayment rate using a prepayment vector.
(B)           Projected percentage of mortgage loans in the pool that are expected to miss their mortgage payments.
(C)           Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)           Weighted average total mortgage servicing amount in excess of the basic fee.
(E)           The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO)

All of the assumptions listed have some degree of market observability, based on Newcastle’s knowledge of the market, relationships with market participants, and use of common market data sources.

Prepayment speed projections are in the form of a “vector” that varies over the expected life of the pool. The prepayment vector specifies the percentage of the collateral balance that is expected to prepay voluntarily (i.e., pay off) and involuntarily (i.e., default) at each point in the future. The prepayment vector is based on assumptions that reflect factors such as the borrower’s FICO score, loan-to-value ratio, debt-to-income ratio, vintage on a loan level basis, as well as the projected effect on loans eligible for the Home Affordable Refinance Program 2.0 (“HARP 2.0”). Management considers collateral-specific prepayment experience when determining this vector.  For the Recapture Agreements and recaptured loans, Newcastle also considers industry research on the prepayment experience of similar loan pools (i.e., loan pools composed of refinanced loans).  This data is obtained from remittance reports, market data services and other market sources.

Delinquency rates are based on the recent pool-specific experience of loans that missed their most recent mortgage payments.  For the Recapture Agreements and recaptured loans, delinquency rates are based on the experience of similar loan pools recently originated by Nationstar and recent delinquency experience.  Additional consideration is given to loans that are expected to become 30 or more days delinquent.

Recapture rates are based on actual average recapture rates experienced by Nationstar on similar mortgage loan pools.  Generally, Newcastle looks to one year worth of actual recapture rates, which management believes provides a reasonable sample for projecting future recapture rates while taking into account current market conditions.

For existing mortgage pools, excess mortgage servicing amount projections are based on the actual total mortgage servicing amount in excess of a basic fee.  For loans expected to be refinanced by Nationstar and subject to a Recapture Agreement, Newcastle considers the excess mortgage servicing amount on loans recently originated by Nationstar and other general market considerations.

The discount rates Newcastle uses are derived from market data on pricing of mortgage servicing rights backed by similar collateral.

Newcastle uses different prepayment and delinquency assumptions in valuing the Excess MSRs relating to the original loan pools, the Recapture Agreements and the Excess MSRs relating to recaptured loans.  The prepayment speed and delinquency rate assumptions differ because of differences in the collateral characteristics, eligibility for the Home Affordable Refinance Program 2.0 (“HARP 2.0”)  and expected borrower behavior for original loans and loans which have been refinanced.  Newcastle uses the same assumptions for recapture and discount rates when valuing Excess MSRs and Recapture Agreement.  These assumptions are based on historical recapture experience and market pricing.

Newcastle’s MSRs investments measured at fair value on a recurring basis using Level 3B inputs changed as follows:

	Level 3B (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	Total
Balance at December 30, 2010
Transfers (B)
Transfers from Level 3A	—	—	—	—	—	—
Transfers into Level 3A	—	—	—	—	—	—
Gains (losses) included in net income (C)	—	—	—	—	—	—
Interest income	367	—	—	—	—	367
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Purchase adjustments	1,260	—	—	—	—	1,260
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)
Balance at December 30, 2011	$43,971	$—	$—	$—	$—	$43,971
Transfers (B)
Transfers from Level 3A	—	—	—	—	—	—
Transfers into Level 3A	—	—	—	—	—	—
Gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)
Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the quarter.
(C)
The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statement of income.

Derivatives

Newcastle’s derivative instruments are valued using counterparty quotations. These quotations are generally based on valuation models with model inputs that can generally be verified and which do not involve significant judgment. The significant observable inputs used in determining the fair value of our Level 2 derivative contracts are contractual cash flows and market based interest rate curves.

Newcastle’s derivatives are recorded on its balance sheet as follows:

		Fair Value
		December 31,
	Balance sheet location	2012	2011
Derivative Assets
Interest rate caps, designated as hedges	Derivative Assets	$—	$1,092
Interest rate caps, not designated as hedges	Derivative Assets	165	862
		$165	$1,954
Derivative Liabilities
Interest rate swaps, designated as hedges	Derivative Liabilities	$12,175	$90,025
Interest rate swaps, not designated as hedges	Derivative Liabilities	19,401	29,295
		$31,576	$119,320

The following table summarizes information related to derivatives:

	December 31,
	2012	2011
Cash flow hedges
Notional amount of interest rate swap agreements	$154,450	$848,434
Notional amount of interest rate cap agreements	—	104,205
Amount of (loss) recognized in OCI on effective portion	(12,050)	(69,908)

Deferred hedge gain (loss) related to anticipated financings, which have subsequently occurred, net of amortization	237	299
Deferred hedge gain (loss) related to dedesignation, net of amortization	(210)	(893)
Expected reclassification of deferred hedges from AOCI into earnings over the next 12 months	4	1,688

Expected reclassification of current hedges from AOCI into earnings over the next 12 months	(6,259)	(35,348)

Non-hedge Derivatives
Notional amount of interest rate swap agreements	294,203	316,600
Notional amount of interest rate cap agreements	23,400	36,428

The following table summarizes gains (losses) recorded in relation to derivatives:

	Income Statement	Year Ended December 31,
	Location	2012	2011	2010
Cash flow hedges
Gain (loss) on the ineffective portion	Other Income (Loss)	$483	$(917)	$580
Gain (loss) immediately recognized at dedesignation	Gain (Loss) on Sale of Investments, Other Income (Loss)	(7,036)	(13,939)	(39,184)
Amount of gain (loss) reclassified from AOCI into income, related to effective portion	Interest Expense	(30,631)	(63,350)	(83,869)
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings	Interest Expense	61	58	475
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges	Interest Expense	1,189	2,259	(5,471)

Non-hedge derivatives gain (loss)	Other Income (Loss)	9,101	3,284	(1,240)

Liabilities for Which Fair Value is Only Disclosed

The following table summarizes the level of the fair value hierarchy, valuation techniques and inputs used for estimating each class of liabilities not measured at fair value in the statement of financial position but for which fair value is disclosed:

Type of Liabilities Not Measured At Fair Value for Which Fair Value Is Disclosed	Fair Value Hierarchy	Valuation Techniques and Significant Inputs
CDO bonds payable	Level 3
Valuation technique is based on discounted cash flow.

Significant inputs include:
•      Underlying security and loan prepayment, default and cumulative loss expectations
•      Amount and timing of expected future cash flows
•      Market yields and credit spreads implied by comparisons to transactions of similar  tranches of CDO debt by the varying levels of subordination

Other bonds and notes payable	Level 3
Valuation technique is based on discounted cash flow.

Significant inputs include:
•      Amount and timing of expected future cash flows
•      Interest rates
•      Broker quotations
•      Market yields and credit spreads implied by comparisons to transactions of similar  tranches of securitized debt by the varying levels of subordination

Repurchase agreements	Level 2	Valuation technique is based on market comparables. Significant variables include: • Amount and timing of expected future cash flows • Interest rates • Collateral funding spreads
Mortgage notes payable	Level 3	Valuation technique is based on discounted cash flows. Significant inputs include: • Amount and timing of expected future cash flows • Interest rates • Collateral funding spreads
Junior subordinated notes payable	Level 3	Valuation technique is based on discounted cash flow. Significant inputs include: • Amount and timing of expected future cash flows • Interest rates • Market yields and the credit spread of Newcastle

DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2012
DebtObligationsAbstract
DEBT OBLIGATIONS
11.	DEBT OBLIGATIONS

The following table presents certain information regarding Newcastle’s debt obligations and related hedges:

	December 31, 2012															December 31, 2011
										Collateral
	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Unhedged Weighted Average Funding Cost (A)		Weighted Average Funding Cost (B)	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount (C)	Amortized Cost Basis (C)	Carrying Value (C)	Weighted Average Maturity (Years)	Floating Rate Face Amount (C)	Aggregate Notional Amount of Current Hedges (D)	Outstanding Face Amount	Carrying Value
Debt Obligation/Collateral

CDO Bonds Payable
CDO IV (E)	Mar 2004	$79,898	$79,811	Mar 2039	1.83%		5.02%	1.3	$69,098	$168,111	$155,646	$151,250	1.9	$43,202	$69,098	$106,645	$106,454
CDO VI (E)	Apr 2005	91,578	91,578	Apr 2040	0.87%		5.35%	4.8	88,495	180,039	92,932	119,184	3.1	49,393	88,495	91,141	91,141
CDO VIII	Nov 2006	518,501	517,541	Nov 2052	0.78%		2.22%	2.4	510,901	707,189	523,202	551,058	2.9	385,978	154,450	577,133	575,736
CDO IX	May 2007	400,938	402,424	May 2052	0.59%		0.59%	2.3	400,938	637,873	517,982	527,903	3.2	326,849	—	480,125	482,329
CDO X (F)	Jul 2007	—	—	Jul 2052	N/A		—	—	—	—	—	—	—	—	—	1,150,000	1,147,945
		1,090,915	1,091,354				2.08%	2.5	1,069,432	1,693,212	1,289,762	1,349,395	2.9	805,422	312,043	2,405,044	2,403,605
Other Bonds and Notes Payable
MH Loans Portfolio I (G)	Apr 2010	70,056	66,199	Jul 2035	6.25%		6.25%	4.2	—	118,746	100,124	100,124	6.8	909	—	70,109	69,256
MH Loans Portfolio II (G)	May 2011	117,907	117,191	Dec 2033	4.40%		4.40%	3.9	—	153,193	150,123	150,123	5.6	25,727	—	126,856	125,630
Residential Mortgage Loans	Aug 2006	—	—	N/A	N/A		—	—	—	—	—	—	—	—	—	5,491	5,491
		187,963	183,390				5.07%	4.0	—	271,939	250,247	250,247	6.1	26,636	—	202,456	200,377
Repurchase Agreements
CDO Securities (I)	Dec 2012	5,658	5,658	Mar 2013	LIBOR+2.25%		2.46%	0.2	5,658	—	—	—	—	—	—	8,728	8,728
Non-agency RMBS (J)	Various	150,922	150,922	Jan 2013	LIBOR+2.00%		2.21%	0.1	150,922	344,177	215,212	228,493	6.9	344,177	—	—	—
FNMA/FHLMC securities (K)	Various	772,855	772,855	Various	0.53%		0.53%	0.1	772,855	768,619	818,866	820,536	3.5	768,619	N/A	231,012	231,012
		929,435	929,435				0.81%	0.1	929,435	1,112,796	1,034,078	1,049,029	4.6	1,112,796	—	239,740	239,740
Mortgage Notes Payable
BPM Senior Living Facilities	Jul 2012	88,400	88,400	Aug 2019	3.44%		3.44%	6.2	23,400	N/A	138,131	138,131	N/A	—	23,400	—	—
Utah Senior Living Facilities	Nov 2012	16,000	16,000	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,000	N/A	22,262	22,262	N/A	—	—	—	—
Courtyards Senior living facilities	Dec 2012	16,125	16,125	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,125	N/A	21,494	21,494	N/A	—	—	—	—
		120,525	120,525				3.79%	5.8	55,525	N/A	181,887	181,887	N/A	—	23,400	—	—
Corporate
Junior subordinated notes payable	Mar 2006	51,004	51,243	Apr 2035	7.574% (M)		7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
		51,004	51,243				7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
Subtotal debt obligations		2,379,842	2,375,947				2.02%	2.3	$2,054,392	$3,077,947	$2,755,974	$2,830,558	3.8	$1,944,854	$335,443	$2,898,244	$2,894,970
Financing on subprime mortgage loans subject to call option	(L)	406,217	405,814													406,217	404,723
Total debt obligations		$2,786,059	$2,781,761													$3,304,461	$3,299,693

(A)	Weighted average, including floating and fixed rate classes and including the amortization of deferred financing costs.
(B)	Including the effect of applicable hedges.
(C)	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash in senior living entities.
(D)
Including a $23.4 million notional amount of interest rate cap agreement in for the mortgage notes payable, and $69.1 million and $88.5 million of interest rate swap agreements in CDOs IV and VI, respectively, which were economic hedges not designated as hedges for accounting purposes.

(E)
These CDOs were not in compliance with their applicable over collateralization tests as of December 31, 2012. Newcastle is not receiving cash flows from these CDOs (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to pay debt, and expects these CDOs to remain out of compliance for the foreseeable future.

(F)	Deconsolidated on September 12, 2012.
(G)	Excluding $20.5 million face amount of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
(H)	These financings have a LIBOR floor of 1%.
(I)
The counterparty of this repurchase agreement is Bank of America. It is secured by $21.0 million face amount of notes issued by Newcastle CDO VI, which is eliminated in consolidation. The maximum recourse to Newcastle is $1.4 million. This repurchase agreement was subsequently paid off in January 2013.

(J)	The counterparty on these repurchase agreements is Credit Suisse.
(K)
The counterparties on these repurchase agreements are Bank of America, Barclays, Citi and Goldman Sachs. Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.

(L)	Issued in April 2006 and July 2007. See Note 6 regarding the securitizations of Subprime Portfolios I and II.
(M)	LIBOR + 2.25% after April 2016.

Certain of the debt obligations included above are obligations of consolidated subsidiaries of Newcastle which own the related collateral.  In some cases, including the CDO and Other Bonds Payable, such collateral is not available to other creditors of Newcastle.

CDO Bonds Payable

Each CDO financing is subject to tests that measure the amount of over collateralization and excess interest in the transaction.  Failure to satisfy these tests would cause the principal and/or interest cashflow that would otherwise be distributed to more junior classes of securities (including those held by Newcastle) to be redirected to pay down the most senior class of securities outstanding until the tests are satisfied. As a result, our cash flow and liquidity are negatively impacted upon such a failure. As of December 31, 2012, CDOs IV and VI were not in compliance with their applicable over collateralization tests.

During 2010, Newcastle repurchased $483.7 million of CDO bonds for $215.8 million and recorded a gain of $265.7 million. During 2011, Newcastle repurchased $167.5 million face amount of CDO bonds for $102.0 million and recorded a gain of $65.0 million. During 2012, Newcastle repurchased $34.1 million face amount of CDO bonds for $10.9 million and recorded a gain of $23.2 million.

In December 2010, Newcastle, together with one or more of its wholly owned subsidiaries, completed a series of transactions whereby it repurchased approximately $257 million current principal balance of Newcastle CDO VI Class I-MM notes at a price of 67.5% of par. The purchased notes represent all of the outstanding Class I-MM notes of Newcastle CDO VI (the “notes”). Newcastle purchased the notes using a combination of restricted cash, unrestricted cash and proceeds from a new repurchase facility, entered into in connection with the purchase of a portion of the notes. In accordance with GAAP, Newcastle recorded an $82 million gain on the extinguishment of debt and $24 million of mark-to-market loss on the related interest rate swap agreement. As of December 31, 2012, the repurchase agreement had an outstanding balance of $5.7 million, which was secured by $21.0 million current principal balance of the notes. Although the repurchase facility contains mark to market provisions that require margin to be posted in the event that the value of the notes decreases, the recourse to Newcastle is limited to twenty-five percent of the then-outstanding balance of the repurchase facility, which was approximately $1.4 million as of December 31, 2012. The repurchase facility matures in March 2013 and bears interest at a rate of LIBOR + 2.25%. In January 2013, Newcastle paid off the outstanding repurchase agreement.

In April 2011, Newcastle entered into an agreement to sell its retained interests in Newcastle CDO VII.   Pursuant to the agreement, the buyer of the retained interests liquidated CDO VII in June 2011 and paid Newcastle total consideration of approximately $3.9 million.  As a result, Newcastle recorded a gain of approximately $3.4 million in the second quarter of 2011, representing the excess of the sales proceeds over the carrying value of Newcastle’s retained interests.

In June 2011, Newcastle deconsolidated a non-recourse financing structure, CDO V. Newcastle determined that it does not currently have the power to direct the relevant activities of CDO V as an event of default had occurred and Newcastle may be removed as the collateral manager by a single party. So long as the event of default continues, Newcastle will not be permitted to purchase or sell any collateral in CDO V. If Newcastle is removed as the collateral manager of CDO V, it would no longer receive the senior management fees from such CDO. As of February 27, 2013, Newcastle has not been removed as collateral manager. Newcastle does not expect the failure of these additional tests to have a material negative impact on its cash flows, business, results of operations or financial condition.

On September 12, 2012, Newcastle deconsolidated a non-recourse financing structure, CDO X.  Newcastle completed the sale of 100% of its interests in CDO X to the sole owner of the senior notes and another third party, in connection with the liquidation and termination of CDO X. Newcastle received $130 million for $89.75 million face amount of subordinated notes and all of its equity in CDO X. As a result, Newcastle recorded a gain on sale and deconsolidated CDO X. The sale and resulting deconsolidation has reduced Newcastle’s gross assets by $1.1 billion, reduced liabilities by $1.2 billion, decreased other comprehensive income by $25.5 million and resulted in a gain of $224.3 million in the quarter ended September 30, 2012. A condition to the sale of its interests was the right to purchase certain collateral held by CDO X. Newcastle purchased eight securities with a face amount of $101 million for 49.4% of par, or approximately $50 million. As of December 31, 2012, Newcastle had no continuing involvement with CDO X as it had been liquidated.

As of December 31, 2012, CDOs IV and VI were not in compliance with their applicable over collateralization tests and, consequently, Newcastle was not receiving cash flows from these CDOs currently (other than senior management fees and interest distributions from senior classes of bonds Newcastle owns).  Based upon Newcastle’s current calculations, Newcastle expects these two portfolios to remain out of compliance for the foreseeable future.  Moreover, given current market conditions, it is possible that all of Newcastle’s CDOs could be out of compliance with their over collateralization tests as of one or more measurement dates within the next twelve months.

Other Bonds Payable

On April 15, 2010, Newcastle completed a securitization transaction to refinance its Manufactured Housing Loans Portfolio I (the “Portfolio”). Newcastle sold approximately $164.1 million outstanding principal balance of manufactured housing loans to Newcastle MH I LLC (the “2010 Issuer”).  The 2010 Issuer issued approximately $134.5 million aggregate principal amount of asset-backed notes, of which $97.6 million was sold to third parties and $36.9 million was sold to certain CDOs managed and consolidated by Newcastle. At the closing of the securitization transaction, Newcastle used the gross proceeds received from the issuance of the Notes to repay the previously existing financing on this portfolio in full, terminate the related interest rate swap contracts, pay the related transaction costs and increase its unrestricted cash by approximately $14 million. Under the applicable accounting guidance, the securitization transaction is accounted for as a secured borrowing. As a result, no gain or loss is recorded for the transaction. Newcastle continues to recognize the portfolio of manufactured housing loans as pledged assets, which have been classified as loans held for investment at securitization, and records the notes issued to third parties as a secured borrowing.  The associated assets, liabilities, revenues and expenses are presented in the non-recourse financing structure sections of the consolidated financial statements.

On May 4, 2011, Newcastle completed a securitization transaction to refinance its Manufactured Housing Loans Portfolio II. Newcastle sold approximately $197.0 million outstanding principal balance of manufactured housing loans to Newcastle Investment Trust 2011-MH 1 (the “2011 Issuer”), an indirect wholly-owned subsidiary of Newcastle. The 2011 Issuer issued approximately $159.8 million aggregate principal amount of investment grade notes, of which $142.8 million was sold to third parties and $17.0 million was sold to one of the CDOs managed and consolidated by Newcastle.  In addition, Newcastle retained the below investment grade notes and residual interest.  As a result, Newcastle invested approximately $20.0 million of its unrestricted cash in the new securitization structure. The notes issued to third parties have an average expected maturity of 3.8 years and bear interest at an average rate of 3.23% per annum.  At the closing of the securitization transaction, Newcastle used the gross proceeds received from the issuance of the notes to repay the previously existing debt in full, terminate the related interest rate swap contracts and pay the related transaction costs. Under the applicable accounting guidance, the securitization transaction is accounted for as a secured borrowing. As a result, no gain or loss is recorded for the transaction. Newcastle continues to recognize the portfolio of manufactured housing loans as pledged assets, which have been classified as residential mortgage loans held-for-investment at securitization, and records the notes issued to third parties as a secured borrowing. The associated assets, liabilities, revenues and expenses are presented in the non-recourse financing structure sections of the consolidated financial statements.

Mortgage Notes Payable

In the year ended December 31, 2012, Newcastle completed three acquisitions of senior living assets and funded each of the acquisitions with an equity investment and a third-party financing as follows:

On July 18, 2012, Newcastle completed the acquisition of eight senior housing facilities for an aggregate purchase price of approximately $143.3 million plus acquisition-related expenses.  The purchase price was funded with an equity investment of approximately $54.9 million and a third-party financing of approximately $88.4 million.  The financing is secured by the properties, non-recourse to the general credit of Newcastle, matures in August 2019 and currently has a weighted average interest rate of 3.44%. The financing is an interest- only loan through August 2013, requires principal repayments according to a 30-year amortization schedule thereafter and allows for additional future borrowings, subject to the terms and conditions of the agreement.

On November 1, 2012, Newcastle completed the acquisition of three senior housing facilities for an aggregate purchase price of approximately $22.6 million plus acquisition-related costs. The purchase price was funded with an equity investment of approximately $6.6 million and a third-party financing of approximately $16.0 million.  The financing is secured by the properties, non-recourse to the general credit of Newcastle, matures in October 2017 and currently has an interest rate of 4.75%.  The financing is an interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter.

On December 27, 2012, Newcastle completed the acquisition of a senior housing facility for an aggregate purchase price of approximately $21.5 million plus acquisition-related costs. The purchase price was funded with an equity investment of approximately $5.4 million and a third-party financing of approximately $16.1 million.  The financing is secured by the property, non-recourse to the general credit of Newcastle, matures in October 2017 and currently has an interest rate of 4.75%. The financing is an interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter.

Junior Subordinated Notes Payable

In March 2006, Newcastle completed the placement of $100 million of trust preferred securities through its wholly owned subsidiary, Newcastle Trust I (the “Preferred Trust”). Newcastle owned all of the common stock of the Preferred Trust. The Preferred Trust used the proceeds to purchase $100.1 million of Newcastle’s junior subordinated notes. These notes represented all of the Preferred Trust’s assets. The terms of the junior subordinated notes were substantially the same as the terms of the trust preferred securities.

On April 30, 2009, Newcastle entered into an exchange agreement with several collateralized debt obligations managed by a third party pursuant to which Newcastle agreed to exchange newly issued junior subordinated notes due in 2035 with an initial aggregate principal amount of $101.7 million (the "Notes") for $100 million in aggregate liquidation amount of trust preferred securities that were previously issued by a subsidiary of Newcastle (the “TRUPs”) and were owned by the third party.  The Notes accrued interest at a rate of 1.0% per year, beginning on February 1, 2009, and the rate reverted to 7.574% on February 1, 2010 in connection with the preferred stock exchange (Note 12).  In conjunction with the exchange, the TRUPs were cancelled. Under the provisions of ASC 470-60, “Troubled Debt Restructurings by Debtors”, this exchange was considered a troubled debt restructuring which required Newcastle to account for the effect of the interest modification prospectively and to record the expenses related to the modification immediately through earnings.

On January 29, 2010, Newcastle entered into an Exchange Agreement (the “Exchange Agreement”) with Taberna Capital Management, LLC and certain of its affiliates (collectively, “Taberna”), pursuant to which Newcastle and Taberna agreed to exchange (the “Exchange”) approximately $52.1 million aggregate principal amount of  junior subordinated notes due 2035 for approximately $37.6 million face amount of previously issued CDO securities and approximately $9.7 million of cash held by Newcastle.  In other words, $52.1 million face amount of Newcastle’s debt, in the form of junior subordinated notes payable, was repurchased and extinguished for GAAP purposes in exchange for (i) the payment of $9.7 million of cash and (ii) the reissuance of $37.6 million face amount of CDO bonds payable (which had previously been repurchased by Newcastle). In connection with the Exchange, Newcastle paid or reimbursed $0.6 million of expenses incurred by Taberna, various indenture trustees and their respective advisors in accordance with the terms of the Exchange Agreement. Newcastle accounted for this exchange as a troubled debt restructuring involving the partial repayment of debt. As a result, Newcastle recorded no gain or loss. The following table presents certain information regarding the exchange, as of the date of the exchange:

			Consideration
	Repurchased junior subordinated notes		Cash	Reissued CDO bonds		Total
Outstanding face amount	$52,094		$9,715	$37,625		$47,340
Weighted average coupon	7.574%	(A)	N/A	LIBOR + 0.66%	(B)
Maturity	April 2035			June 2052
Collateral	General credit of Newcastle			Assets within the respective CDOs

(A)	LIBOR + 2.25% after April 2016.
(B)	Weighted average effective interest rate of approximately LIBOR+0.35% after the Exchange.

The fair value of the consideration paid approximated the fair value of the repurchased junior subordinated notes of $16.7 million.

Maturity Table

Newcastle’s debt obligations (gross of $4.3 million of discounts at December 31, 2012) have contractual maturities as follows:

	Nonrecourse	Recourse	Total
2013	$4,786	$925,192	$929,978
2014	1,713	—	1,713
2015	2,274	—	2,274
2016	2,305	—	2,305
2017	32,763	—	32,763
Thereafter	1,817,026	—	1,817,026
Total	$1,860,867	$925,192	$2,786,059

Debt Covenants

Newcastle’s non-CDO financings and mortgage notes payable contain various customary loan covenants. Newcastle was in compliance with all of the covenants in its non-CDO financings and mortgage notes payable as of February 28, 2013.

EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Equity And Earnings Per Share
EQUITY AND EARNINGS PER SHARE
12.	EQUITY AND EARNINGS PER SHARE

Earnings per Share

Newcastle is required to present both basic and diluted earnings per share (“EPS”).  Basic EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period.  Diluted EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding plus the additional dilutive effect of common stock equivalents during each period. Newcastle’s common stock equivalents are its stock options. During 2012 and 2011, based on the treasury stock method, Newcastle had 1,620,043 and 6,324 dilutive common stock equivalents, respectively, resulting from its outstanding options. During 2010, Newcastle had no dilutive common stock equivalents (common stock equivalents are not dilutive in periods of net loss or when all of the exercise prices exceed the current market price). Net income (loss) applicable to common stockholders is equal to net income (loss) less preferred dividends, plus the excess of the carrying amount of exchanged preferred stock over the fair value of consideration paid (see “Preferred Stock” below).

In June 2012, Newcastle filed a shelf registration statement with the SEC covering common stock, preferred stock, depositary shares, debt securities and warrants.

Common Stock Offerings

In March 2011, Newcastle issued 17,250,000 shares of its common stock in a public offering at a price to the public of $6.00 per share for net proceeds of approximately $98.4 million. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 1,725,000 shares of Newcastle’s common stock at the public offering price, which were valued at approximately $7.0 million as of the grant date.

In September 2011, Newcastle issued 25,875,000 shares of its common stock in a public offering at a price to the public of $4.55 per share for net proceeds of approximately $112.3 million. Certain principals of Fortress and officers of Newcastle participated in this offering and purchased an aggregate of 1,314,780 shares at the offering price. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,587,500 shares of Newcastle’s common stock at the public offering price, which were valued at approximately $5.6 million as of the grant date.

In April 2012, Newcastle issued 18,975,000 shares of its common stock in a public offering at a price to the public of $6.22 per share for net proceeds of approximately $115.2 million. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 1,897,500 shares of Newcastle’s common stock at the public offering price, which had a fair value of approximately $5.6 million as of the grant date.

In May 2012, Newcastle issued 23,000,000 shares of its common stock in a public offering at a price to the public of $6.71 per share for net proceeds of approximately $152.0 million. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,300,000 shares of Newcastle’s common stock at the public offering price, which had a fair value of approximately $7.6 million as of the grant date.

In July 2012, Newcastle issued 25,300,000 shares of its common stock in a public offering at a price to the underwriters of $6.63 per share for net proceeds of approximately $167.4 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 450,000 shares at a price of $6.70 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,530,000 shares of Newcastle’s common stock at a price of $6.70, which had a fair value of approximately $8.3 million as of the grant date.

In January 2013, Newcastle issued 57,500,000 shares of its common stock in a public offering at a price to the public of $9.35 per share for net proceeds of approximately $526.2 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 213,900 shares at a price of $9.35 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 5,750,000 shares of Newcastle’s common stock at a price of $9.35, which had a fair value of approximately $18.0 million as of the grant date.

In February 2013, Newcastle issued 23,000,000 shares of its common stock in a public offering at a price to the underwriters of $10.34 per share for net proceeds of approximately $237.4 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 191,000 shares at a price of $10.48 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,300,000 shares of Newcastle’s common stock at a price of $10.48, which had a fair value of approximately $8.4 million as of the grant date.

Option Plan

In May 2012, Newcastle (adopted by the board of directors with the approval of the shareholders) adopted the 2012 Newcastle Nonqualified Stock option and Incentive Plan, or the “2012 Plan.”  The 2012 Plan is the successor to the Newcastle Option Plan for officers, directors, consultants and advisors, including the Manager and its employees, and is intended to facilitate the continued use of long-term equity-based awards and incentives for the benefit of the service providers to Newcastle and its Manager.  All outstanding options granted under the Stock Incentive Plan will continue to be subject to the terms and conditions as set forth in the agreements evidencing such options and the terms of the Newcastle Option Plan. The maximum number of shares available for issuance in the aggregate over the ten-year term of the 2012 Plan is equal to 20,000,000 shares. Newcastle’s Board may also determine to issue options to the Manager that are not subject to the Newcastle Option Plan, provided that the number of shares underlying any options granted to the Manager in connection with capital raising efforts would not exceed 10% of the shares sold in such offering and would be subject to New York Stock Exchange rules.

In June 2002, Newcastle (with the approval of the board of directors) adopted a nonqualified stock option and incentive award plan (the "Newcastle Option Plan’’) for officers, directors, consultants and advisors, including the Manager and its employees.

Upon joining the board, the non-employee directors were, in accordance with the Newcastle Option Plan, automatically granted options to acquire an aggregate of 20,000 shares of common stock.  The fair value of such options was not material at the date of grant.

Through December 31, 2012, for the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, the Manager has been granted options representing the right to acquire 14,563,727 shares of common stock, with strike prices subject to adjustment as necessary to preserve the value of such options in connection with the occurrence of certain events (including capital dividends and capital distributions made by Newcastle). These options represented an amount equal to 10% of the shares of common stock of Newcastle sold in its public offerings and the value of such options was recorded as an increase in stockholders’ equity with an offsetting reduction of capital proceeds received.  The options granted to the Manager, which may be assigned by Fortress to its employees, were fully vested on the date of grant and one thirtieth of the options become exercisable on the first day of each of the following thirty calendar months, or earlier upon the occurrence of certain events, such as a change in control of Newcastle or the termination of the Management Agreement.  The options expire ten years from the date of issuance.

Newcastle’s outstanding options were summarized as follows:

	December 31, 2012			December 31, 2011
	Issued Prior to 2011	Issued in 2011 and 2012	Total	Issued Prior to 2011	Issued in 2011	Total
Held by the Manager	1,751,172	7,934,166	9,685,338	1,686,447	4,312,500	5,998,947
Issued to the Manager and subsequently transferred to certain of Manager’s employees	701,937	3,010,000	3,711,937	798,162	—	798,162
Issued to the independent directors	10,000	2,000	12,000	14,000	2,000	16,000
Total	2,463,109	10,946,166	13,409,275	2,498,609	4,314,500	6,813,109

The following table summarizes Newcastle’s outstanding options at December 31, 2012. Note that the last sales price on the New York Stock Exchange for Newcastle’s common stock in the year ended December 31, 2012 was $8.68 per share.

Recipient	Date of Grant/Exercise	Number of Options	Options Exercisable at December 31, 2012	Weighted Average Exercise Price (A)	Fair Value At Grant Date (Millions) (B)		Intrinsic Value at December 31, 2012 (millions)
Directors	Various	20,000	12,000	$17.07	Not Material		—
Manager (C)	2002 - 2007	3,523,727	2,453,109	$26.87	$6.4		—
Manager (C)	Mar-11	1,725,000	1,207,500	$6.00	$7.0	(F)	$4.5
Manager (C)	Sep-11	2,587,500	1,293,750	$4.55	$5.6	(G)	$10.5
Manager (C)	Apr-12	1,897,500	506,000	$6.22	$5.6	(H)	$4.7
Manager (C)	May-12	2,300,000	536,667	$6.71	$7.6	(I)	$4.5
Manager (C)	Jul-12	2,530,000	421,667	$6.70	$8.3	(J)	$5.0
Exercised (D)	Prior to 2008	(1,043,118)	N/A	$15.70	N/A		N/A
Exercised (E)	Oct-12	(95,834)	N/A	$5.28	N/A		N/A
Expired unexercised	2002	(35,500)	N/A	N/A	N/A		N/A
Outstanding		13,409,275	6,430,693

(A)
The strike prices are subject to adjustment in connection with return of capital dividends. A portion of Newcastle’s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. As of December 31, 2012, the weighted average strike price of the outstanding options issued prior to 2011 was $26.84.

(B)
The fair value of the options was estimated using an option valuation model.  Since the Newcastle Option Plan has characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management’s estimate.  The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle’s common stock and management’s expectations regarding future volatility.  The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method. The expected life assumption for options issued in 2011 and 2012 was estimated based primarily on the historical expected life of applicable previously issued options.

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2003	$20.35-$22.85	164,197
2004	$25.75-$31.40	226,125
2005	$29.60	89,925
2006	$29.42	48,875
2007	$27.75-$31.30	172,815
2011	$4.55-$6.00	1,460,000
2012	$6.22-$6.71	1,550,000
	Total	3,711,937

(D)
670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.

(E)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.
(F)	The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
(G)	The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
(H)	The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
(I)	The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
(J)	The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.

Preferred Stock

In March 2003, Newcastle issued 2.5 million shares ($62.5 million face amount) of its 9.75% Series B Cumulative Redeemable Preferred Stock (the “Series B Preferred”).  In October 2005, Newcastle issued 1.6 million shares ($40.0 million face amount) of its 8.05% Series C Cumulative Redeemable Preferred Stock (the “Series C Preferred”).  In March 2007, Newcastle issued 2.0 million shares ($50.0 million face amount) of its 8.375% Series D Cumulative Redeemable Preferred Stock (the “Series D Preferred”). The Series B Preferred, Series C Preferred and Series D Preferred are non-voting, have a $25 per share liquidation preference, no maturity date and no mandatory redemption.  Newcastle has the option to redeem the Series B Preferred, the Series C Preferred and the Series D Preferred, at their liquidation preference. If the Series C Preferred or Series D Preferred cease to be listed on the NYSE or the AMEX, or quoted on the NASDAQ, and Newcastle is not subject to the reporting requirements of the Exchange Act, Newcastle has the option to redeem the Series C Preferred or Series D Preferred, as applicable, at their liquidation preference and, during such time any shares of Series C Preferred or Series D Preferred are outstanding, the dividend will increase to 9.05% or 9.375% per annum, respectively.

In connection with the issuance of the Series B Preferred, Series C Preferred and Series D Preferred, Newcastle incurred approximately $2.4 million, $1.5 million, and $1.8 million of costs, respectively, which were netted against the proceeds of such offerings.  If any series of preferred stock were redeemed, the related costs would be recorded as an adjustment to income available for common stockholders at that time.

In March 2010, Newcastle settled its offer to exchange (the “Exchange Offer”) shares of its common stock and cash for shares of its preferred stock. In the aggregate, Newcastle issued 9,091,668 shares of its common stock (approximately 17.2% of Newcastle’s outstanding shares of common stock prior to the issuance of shares in the Exchange Offer). A total of 2,881,694 shares of common stock were issued in exchange for 1,152,679 shares of Series B Preferred Stock, a total of 2,759,989 shares of common stock were issued in exchange for 1,104,000 shares of Series C Preferred Stock, and a total of 3,449,985 shares of common stock were issued in exchange for 1,380,000 shares of Series D Preferred Stock. The shares of Preferred Stock acquired by Newcastle in the Exchange Offer were retired upon receipt. After settlement of the Exchange Offer, 1,347,321 shares of Series B Preferred Stock, 496,000 shares of Series C Preferred Stock and 620,000 shares of Series D Preferred Stock remain outstanding for trading on the New York Stock Exchange.

The $43.0 million excess of the $87.5 million carrying value of the exchanged preferred stock over the $44.5 million fair value of consideration paid (which included $28.5 million of common stock and $16.0 million of cash) was recorded as an increase to Net Income (Loss) Applicable to Common Stockholders.

As of January 31, 2013, Newcastle had paid all current and accrued dividends on its preferred stock.

TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES	12 Months Ended
Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities
TRANSACTIONS WITH AFFILIATES ADN AFFILIATED ENTITIES
13.  TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES

Manager

Newcastle is party to a Management Agreement with its Manager which provides for automatically renewing one-year terms subject to certain termination rights. The Manager’s performance is reviewed annually and the Management Agreement may be terminated by Newcastle by payment of a termination fee, as defined in the Management Agreement, equal to the amount of management fees earned by the Manager during the twelve consecutive calendar months immediately preceding the termination, upon the affirmative vote of at least two-thirds of the independent directors, or by a majority vote of the holders of common stock. Pursuant to the Management Agreement, the Manager, under the supervision of Newcastle’s board of directors, formulates investment strategies, arranges for the acquisition of assets, arranges for financing, monitors the performance of Newcastle’s assets and provides certain advisory, administrative and managerial services in connection with the operations of Newcastle. For performing these services, Newcastle pays the Manager an annual management fee equal to 1.5% of the gross equity of Newcastle, as defined, including adjustments for return of capital dividends.

The Management Agreement provides that Newcastle will reimburse the Manager for various expenses incurred by the Manager or its officers, employees and agents on Newcastle’s behalf, including costs of legal, accounting, tax, auditing, administrative and other similar services rendered for Newcastle by providers retained by the Manager or, if provided by the Manager’s employees, in amounts which are no greater than those which would be payable to outside professionals or consultants engaged to perform such services pursuant to agreements negotiated on an arm’s-length basis.

To provide an incentive for the Manager to enhance the value of the common stock, the Manager is entitled to receive an incentive return (the "Incentive Compensation’’) on a cumulative, but not compounding, basis in an amount equal to the product of (A) 25% of the dollar amount by which (1) (a) the Funds from Operations (defined as the net income available for common stockholders before Incentive Compensation, excluding extraordinary items, plus depreciation of operating real estate and after adjustments for unconsolidated subsidiaries, if any) of Newcastle per share of common stock (based on the weighted average number of shares of common stock outstanding) plus (b) gains (or losses) from debt restructuring and from sales of property and other assets per share of common stock (based on the weighted average number of shares of common stock outstanding), exceed (2) an amount equal to (a) the weighted average of the price per share of common stock in the IPO and the value attributed to the net assets transferred to Newcastle by its predecessor, and in any subsequent offerings by Newcastle (adjusted for prior return of capital dividends or capital distributions) multiplied by (b) a simple interest rate of 10% per annum (divided by four to adjust for quarterly calculations) multiplied by (B) the weighted average number of shares of common stock outstanding.

In addition, Newcastle is party to Property Management Agreements with affiliates of Fortress to manage its senior living properties. Pursuant to the management agreement for each property, Newcastle pays management fees equal to 6% of the property’s gross income (as defined in the agreements) for the first two years and 7% thereafter.  Newcastle will reimburse the manager for certain expenses, primarily the compensation expense associated with the on-site employees. The Property Management Agreements have an initial term of ten years and provide for automatic one-year extension after the initial term, subject to termination rights.

	Amounts Incurred (in millions)
	2012	2011	2010
Management Fees	$24.2	$17.8	$16.8
Expense Reimbursement	0.5	0.5	0.5
Incentive Compensation	—	—	—

In 2009, principals of Fortress sold an aggregate of 1.1 million common shares of Newcastle to third parties at market prices.

In September 2011, certain principals of Fortress and officers of Newcastle participated in Newcastle’s public offering (Note 12) and purchased an aggregate of 1,314,780 common shares at the offering price.

In July 2012, certain principals of Fortress participated in Newcastle’s public offering (Note 12) and purchased an aggregate of 450,000 common shares at the offering price.

In January 2013, certain principals of Fortress participated in Newcastle’s public offering (Note 12) and purchased an aggregate of 213,900 common shares at the offering price.

In February 2013, certain principals of Fortress participated in Newcastle’s public offering (Note 12) and purchased an aggregate of 191,000 common shares at the offering price.

At December 31, 2012, Fortress, through its affiliates, and principals of Fortress, owned 4.9 million shares of Newcastle’s common stock and Fortress, through its affiliates, had options to purchase an additional 9.7 million shares of Newcastle’s common stock (Note 12).

At December 31, 2012 and 2011, Due To Affiliates was comprised of $3.6 million and $1.7 million, respectively, of management fees and expense reimbursements payable to the Manager.

Other Affiliated Entities

In April 2006, Newcastle securitized Subprime Portfolio I and, through Securitization Trust 2006, entered into a servicing agreement with a subprime home equity mortgage lender (the “Subprime Servicer”) to service this portfolio. In July 2006, private equity funds managed by an affiliate of Newcastle’s manager completed the acquisition of the Subprime Servicer. As compensation under the servicing agreement, the Subprime Servicer will receive, on a monthly basis, a net servicing fee equal to 0.5% per annum on the unpaid principal balance of the portfolio. In March 2007, through Securitization Trust 2007, Newcastle entered into a servicing agreement with the Subprime Servicer to service Subprime Portfolio II under substantially the same terms. The outstanding unpaid principal balances of Subprime Portfolios I and II were approximately $423.9 million and $564.5 million at December 31, 2012, respectively.

In April 2010, Newcastle, through two of its CDOs, made a cash investment of $75.0 million in a new real estate related loan to a portfolio company of a private equity fund managed by an affiliate of Newcastle’s manager.  Newcastle’s chairman is an officer of the borrower.  This investment improves the applicable CDOs’ results under some of their respective tests, and is expected to yield approximately 22%.  The loan is secured by subordinated interests in the properties of the borrower and its maturity has been extended to June 2019.  Interest on the loan will be accrued and deferred until maturity.

In January 2011, Newcastle, through two of its CDOs, made a cash investment of approximately $47 million in a portion of a new secured loan to a portfolio company of a private equity fund managed by Newcastle’s manager.  Newcastle’s chairman and secretary are officers or directors of the borrower.  The terms of the loan were negotiated by a third party bank who acted as agent for the creditors on the loan.  At closing, Newcastle received an origination fee on the loan equal to 2% of the amount of cash it loaned to the portfolio company, which was the same fee received by other creditors on the loan.  In February 2011, the portfolio company repaid the loan in full.

See Note 7 for a discussion of the co-investments in Excess MSRs with Nationstar.

In the fourth quarter of 2012, Newcastle increased its investment in two different tranches of real estate related loans to a portfolio company of a private equity fund managed by an affiliate of Newcastle’s manager. Newcastle’s chairman is also chairman of the board of directors of the portfolio company.   Newcastle purchased from third parties an aggregate face amount of $51.6 million for an aggregate purchase price of approximately $18.0 million in the fourth quarter of 2012. As of December 31, 2012, Newcastle held on its balance sheet an aggregate face amount of $161.6 million in these real estate related loans with a carrying value of approximately $60.0 million.  In January and February of 2013, Newcastle purchased from third parties an additional face amount of $186.4 million in these real estate related loans for an aggregate purchase price of approximately $66.2 million.

As of December 31, 2012, Newcastle held on its balance sheet a total face amount of $433.5 million of non-Agency RMBS serviced by Nationstar. The total UPB of these Nationstar serviced non-Agency RMBS was approximately $5.7 billion as of December 31, 2012.

As of December 31, 2012, Newcastle held on its balance sheet total investments of $395.2 million face amount of real estate securities and related loans issued by affiliates of the Manager. Newcastle earned approximately $25.8 million, $22.5 million and $22.2 million of interest on investments issued by affiliates of the Manager for the years ended December 31, 2012, 2011 and 2010, respectively.

In each instance described above, affiliates of Newcastle’s manager have an investment in the applicable affiliated fund and receive from the fund, in addition to management fees, incentive compensation if the fund’s aggregate investment returns exceed certain thresholds.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

Litigation — Newcastle is, from time to time, a defendant in legal actions from transactions conducted in the ordinary course of business. Management, after consultation with legal counsel, believes the ultimate liability arising from such actions, individually and in the aggregate, which existed at December 31, 2012, if any, will not materially affect Newcastle’s consolidated results of operations or financial position.

Environmental Costs — As a commercial real estate owner, Newcastle is subject to potential environmental costs. At December 31, 2012, management of Newcastle is not aware of any environmental concerns that would have a material adverse effect on Newcastle’s consolidated financial position or results of operations.

Debt Covenants — Newcastle’s debt obligations contain various customary loan covenants.  See Note 11.

Subprime Securitizations — Newcastle has no obligation to repurchase any loans from either of its subprime securitizations. Therefore, it is expected that Newcastle’s exposure to loss is limited to the carrying amount of its retained interests in the securitization entities (Note 6). A subsidiary of Newcastle’s gave limited representations and warranties with respect to the second securitization; however, it has no assets and does not have recourse to the general credit of Newcastle.

Capital Commitment in a Joint Venture – As of December 31, 2012, Newcastle had a capital commitment of $27.3 million related to a 50% investment in a joint venture in connection with the acquisition of Excess MSRs on a portfolio of Ginnie Mae residential mortgage loans, see Note 16.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Taxes
INCOME TAXES
15.	INCOME TAXES

Newcastle Investment Corp. is organized and conducts its operations to qualify as a REIT under the Code.  A REIT will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements. A portion of this distribution requirement may be met through stock dividends rather than cash, subject to limitations based on the value of Newcastle’s stock.

Since Newcastle distributed 100% of its 2012, 2011 and 2010 REIT taxable income (if any), no provision has been made for U.S. federal corporate income taxes in the accompanying consolidated financial statements.

Common stock distributions relating to 2012, 2011, and 2010 were taxable as follows:

	Dividends Per Share		Ordinary	Long-term
	Book Basis	Tax Basis	Income	Capital Gain	Return of Capital
2012	$0.84	$0.84	100.00%	0.00%	0.00%

2011	$0.40	$0.40	100.00%	0.00%	0.00%

2010	$0.00	$0.00	0.00%	0.00%	0.00%

During 2010 and 2009, Newcastle repurchased an aggregate of $787.8 million face amount of its outstanding CDO debt and junior subordinated notes at a discount and recorded $521.1 million of aggregate gain.  The gain recorded upon such cancellation of indebtedness is characterized as ordinary income for tax purposes.  In compliance with current tax laws, Newcastle has the ability to defer such ordinary income to future years and has deferred all or a portion of such gain for 2010 and 2009. However, cancellation of indebtedness income recognized on or after January 1, 2011 cannot be deferred and must generally be recognized as ordinary income in the year of such cancellation. During 2011, Newcastle repurchased $188.9 million face amount of its outstanding CDO debt and notes payable at a discount and recorded $81.1 million of gain for tax purposes, of which only $66.1 million gain relating to $171.8 million face amount of debt repurchased was recognized for GAAP purposes. During 2012, Newcastle repurchased $39.3 million face amount of Newcastle CDO debt and notes payable at a discount and recorded a $24.1 million gain on extinguishment of debt for GAAP, of which only $23.2 million of gain relating to $34.1 million face amount of debt repurchased was recognized for tax purposes.

In addition, Newcastle may recognize material ordinary income from the cancellation of debt within its non-recourse financing structures, including its subprime securitizations, while losses on the related collateral may be recognized as capital losses. Through December 31, 2012, $61.7 million of debt in Newcastle’s subprime securitizations has been cancelled as a result of losses incurred on the underlying assets in the securitization trusts.

As of December 31, 2011, Newcastle had a loss carryforward, inclusive of net operating loss and capital loss, of approximately $896.8 million. The net operating loss carryforward and capital loss carryforward can generally be used to offset future ordinary taxable income and taxable capital gains, for up to 20 years and 5 years, respectively.  The amounts of net operating loss carryforward and net long-term capital loss carryforward as of December 31, 2012 are subject to the finalization of the 2012 tax returns.

In January 2013, an “ownership change” for purposes of Section 382 of the Code occurred. The provisions of Section 382 of the Code will impose an annual limit on the amount of net operating loss and net capital loss carryforwards that Newcastle can use to offset future taxable income. Such limitation may increase Newcastle’s dividend distribution requirement in the future. Newcastle does not believe that the limitation as a result of the January 2013 ownership change will prevent it from satisfying the REIT distribution requirement for the current year and future years.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

These financial statements include a discussion of material events which have occurred subsequent to December 31, 2012 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

On April 26, 2013, Newcastle announced that its board of directors had formally declared the distribution of shares of common stock of New Residential Investment Corp. (“New Residential,” NYSE: NRZ), a then wholly owned subsidiary of Newcastle. Following the spin-off, New Residential is an independent, publicly traded REIT primarily focused on investing in residential mortgage related assets. The spin-off transaction was effected as a taxable pro rata distribution by Newcastle of all the outstanding shares of common stock of New Residential to the stockholders of record of Newcastle at the close of business on May 6, 2013. The stockholders of Newcastle as of the record date received one share of New Residential common stock for each share of Newcastle common stock held.

In connection with the spin-off, Newcastle contributed to New Residential all of its investments in Excess MSRs as of May 15, 2013, the non-Agency RMBS Newcastle had acquired since the second quarter of 2012, certain Agency RMBS, the residential mortgage loans Newcastle had acquired since the beginning of 2013, its interest in a portfolio of consumer loans and a cash and cash equivalents balance of $181.6 million.

On January 4, 2013, Newcastle, through a subsidiary’s investment in a joint venture, co-invested in Excess MSRs on a portfolio of Government National Mortgage Association (“Ginnie Mae”) residential mortgage loans with a UPB of approximately $13 billion as of November 30, 2012. Nationstar acquired the related servicing rights from Bank of America in November 2012. Newcastle invested approximately $27.3 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interest in the joint venture is owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. As the servicer, Nationstar performs all servicing and advancing functions, and retains the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations. As part of the spin-off, this investment was contributed to New Residential.

On January 6, 2013, Newcastle, through a subsidiary’s investment in a joint venture, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans with a UPB of approximately $215 billion as of November 30, 2012. Approximately 53% of the loans in this portfolio are in private label securitizations, and the remainder are owned, insured or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or Ginnie Mae. Nationstar has agreed to acquire the related servicing rights from Bank of America. Newcastle committed to invest approximately $340 million for a 50% interest in a joint venture which acquired an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interest in the joint venture is owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs is owned by Nationstar. As the servicer, Nationstar performs all servicing and advancing functions, and retains the ancillary income, servicing obligations, and liabilities associated with this portfolio. Under the term of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs are shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations. On January 31, 2013, Newcastle completed the first closing of this co-investment. The first closing related to Excess MSRs on loans with an aggregate UPB of approximately $58 billion as of December 31, 2012, that are owned, insured, or guaranteed by Fannie Mae or Freddie Mac. As part of the spin-off, this investment was contributed to New Residential.

On February 27, 2013, Newcastle, through a subsidiary, entered into an agreement to co-invest in non-performing mortgage loans with a UPB of approximately $83 million as of December 31, 2012. Newcastle has invested approximately $35 million to acquire a 70% interest in the non-performing mortgage loans. Nationstar has co-invested pari passu with Newcastle in 30% of the non-performing mortgage loans and will be the servicer of the loans performing all servicing and advancing functions, and retaining the ancillary income, servicing obligations and liabilities as the servicer. As part of the spin-off this investment was contributed to New Residential.

On April 1, 2013, Newcastle completed a co-investment in a portfolio of consumer loans with a UPB of approximately $4.2 billion as of December 31, 2012. The portfolio included over 400,000 personal unsecured loans and personal homeowner loans originated through subsidiaries of HSBC Finance Corporation. The investment was completed through newly formed limited liability companies (collectively, the “Consumer Loan Companies”), which acquired the portfolio from HSBC Finance Corporation and its affiliates. Newcastle invested approximately $250 million for 30% membership interests in each of the Consumer Loan Companies. Of the remaining 70% of the membership interests, Springleaf Finance Inc. (“Springleaf”), which is majority-owned by Fortress funds managed by the Manager, acquired 47%, and an affiliate of Blackstone Tactical Opportunities Advisors L.L.C., acquired 23%. Springleaf acts as the managing member of the Consumer Loan Companies. The Consumer Loan Companies financed $2.2 billion of the approximately $3.0 billion purchase price with asset-backed notes. The Consumer Loan Companies were formed on March 19, 2013, for the purpose of making this investment and commenced operations upon the completion of the investment. After a servicing transition period, Springleaf will be the servicer of the loans and will provide all servicing and advancing functions for the portfolio. As part of the spin-off, this investment was contributed to New Residential.

In June 2013, Newcastle completed the sale of 100% of the assets in CDO IV. Newcastle sold $153.4 million face amount of collateral at an average price of 95% of par, or $145.2 million. Subsequently, Newcastle paid off $71.9 million of outstanding third party debt and terminated the CDO. This transaction resulted in approximately $73.3 million of proceeds to Newcastle of which approximately $5.3 million was received in Newcastle CDO VIII. Newcastle recovered par on $59.5 million of CDO debt which had been repurchased in the past at an average price of 52% of par and $8.0 million of proceeds on its subordinated interests. This transaction has also decreased Newcastle’s comprehensive income by $0.6 million and resulted in a net gain on sale of assets of $4.2 million and a $0.8 million gain on hedge termination.

In June 2013, Newcastle completed the purchase of $116.8 million aggregate face amount of securities that are collateralized by certain Newcastle CDO VIII Class I notes for an aggregate purchase of approximately $103.1 million, or an average price of 88.3% of par. Simultaneously, Newcastle financed the purchase with $60.0 million received pursuant to a master repurchase agreement with the seller of the securities. The terms of the repurchase agreement included a rate of one-month LIBOR plus 150 bps and a 30-day maturity. The repurchase agreement includes various customary default events, including a default if Newcastle’s market capitalization declines by 50% from the market capitalization observed at the last trading day of the previous quarter. An event of default under the master repurchase agreement, if one occurs, would require Newcastle to immediately pay off the outstanding debt or the lender would have the right to liquidate the collateral.

During the first six months of 2013, Newcastle increased its investment in the outstanding debt of a portfolio company of a private equity fund managed by an affiliate of Newcastle’s manager, which is in the media industry. Newcastle purchased from third parties an aggregate face amount of $381.1 million for an aggregate purchase price of $139.3 million during this period. As of June 30, 2013, Newcastle held $540.7 million face amount (or 44.9% of the total outstanding) of this debt with a carrying value of $209.1 million and has committed to purchase an additional $84.9 million face amount of real estate related and other loans for approximately $32.9 million, but had not yet settled these purchases as of June 30, 2013.

In July 2013 and August 2013, Newcastle completed the acquisitions of senior living assets located in New York, Florida, North Carolina and Pennsylvania. Each of these acquisitions was accounted for as a business combination, under which all assets acquired and liabilities assumed are recognized at their acquisition-date fair value with acquisition-related costs being expensed as incurred.  For certain properties, Newcastle has retained a portfolio company of a private equity fund managed by an affiliate of the Manager to manage the properties. Pursuant to the management agreements, Newcastle pays management fees equal to (i) 5% of the property’s effective gross income (as defined in the agreements) or (ii) management fees equal to 6% of the property's effective gross income (as defined in the agreement) for the first two years and 7% thereafter.  For the other property acquired, Newcastle has retained an affiliate of the Manager to manage the properties. Pursuant to the management agreement, Newcastle pays a management fee equal to 6% of the property’s effective gross income (as defined in the agreements) for the first two years and 7% thereafter.  In addition, Newcastle will reimburse the property manager for certain expenses, primarily the compensation expense associated with the on-site employees.  The following table provides additional information relating to these acquisitions:

			Number of	Number of	Purchase	Outstanding	Final Stated
Portfolio	Acquisition Date	Location	Communities	Beds	Price	Debt (A)	Maturity	Funding Cost
Woodside (B)	July 25, 2013	New York	1	100+	$ 18,900	$ 14,100	August 2016	LIBOR + 3.75% (D)
Florida (B)	August 1, 2013	Florida/North Carolina	15	2,000+	200,050	93,364	July 2018	LIBOR + 3.75% (D)
						52,875	April 2020	5.50% to 6.76% (E)
Glen Riddle (C)	August 1, 2013	Pennsylvania	1	100+	21,150	16,875	October 2017	LIBOR + 3.75% (D)

(A)	Investments are financed with non-recourse debt
(B)	Managed by a portfolio company of a private equity fund managed by an affiliate of the Manager
(C)	Managed by an affiliate of the Manager

(D)	These financings have a LIBOR floor of 1%
(E)	Fixed rate loans that Newcastle assumed from the seller upon acquisition. In this transaction, Newcastle bought down the interest rate for each assumed loan for 4% for the first two years.

In June 2013, Newcastle entered into purchase and sale agreements to acquire two senior living assets for purchase prices of approximately $16.5 million and $18.5 million, respectively, plus acquisition-related costs. The assets comprise more than 300 beds in senior living facilities located in Florida and Pennsylvania.

In January 2013, Newcastle issued 57,500,000 shares of its common stock in a public offering at a price to the public of $9.35 per share for net proceeds of approximately $526.2 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 213,900 shares at a price of $9.35 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 5,750,000 shares of Newcastle’s common stock at a price of $9.35, which had a fair value of approximately $18.0 million as of the grant date. The assumptions used in valuing the options were: a 2% risk-free rate, an 8.8% dividend yield, 56.2% volatility and a 10 year term.

In February 2013, Newcastle issued 23,000,000 shares of its common stock in a public offering at a price to the underwriters of $10.34 per share for net proceeds of approximately $237.4 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 191,000 shares at a price of $10.48 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,300,000 shares of Newcastle’s common stock at a price of $10.48, which had a fair value of approximately $8.4 million as of the grant date. The assumptions used in valuing the options were: a 2.1% risk-free rate, a 7.8% dividend yield, 55.5% volatility and a 10 year term.

On June 6, 2013, Newcastle stockholders approved an amendment to the Company’s charter, to increase the total number of authorized shares of common stock, par value $0.01 per share, from 500 million shares to 1.0 billion shares and correspondingly, to increase the total number of authorized shares of the Company’s capital stock from 600 million shares to 1.1 billion shares, which includes 100 million shares of preferred stock, par value $0.01 per share.

In June 2013, Newcastle issued 40,250,000 shares of its common stock in a public offering at a price to the underwriters of $4.92 per share for net proceeds of approximately $197.6 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 750,000 shares at a price of $4.97 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 4,025,000 shares of Newcastle’s common stock at a price of $4.97, which had a fair value of approximately $3.8 million as of the grant date. The assumptions used in valuing the options were: a 2.5% risk-free rate, an 8.8% dividend yield, 36.9% volatility and a 10 year term.

On June 28, 2013, Newcastle entered into an agreement to acquire all of the stock of a media company, which has a business similar to a company in which Newcastle has an existing loan investment, for a purchase price of approximately $82.0 million plus acquisition-related costs. The acquisition is expected to close in the third quarter of 2013.

SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Summary Quarterly Consolidated Financial Information
SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)
17.           SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)

The following is unaudited summary information on Newcastle’s quarterly operations.

2012	Quarter Ended				Year Ended
	March 31 (A)	June 30 (A)	September 30 (A)	December 31	December 31
Interest income	$72,862	$77,956	$72,947	$59,186	$282,951
Interest expense	30,165	29,462	28,411	21,886	109,924
Net interest income (expense)	42,697	48,494	44,536	37,300	173,027
Impairment, net of the reversal of prior valuation allowances on loans	(7,080)	8,499	5,014	(12,097)	(5,664)
Other revenues	509	515	8,071	10,980	20,075
Other income (loss) (B)	28,536	(4,882)	234,008	4,632	262,294
Property operating expenses	225	232	5,043	7,443	12,943
Depreciation and amortization	2	2	2,385	4,586	6,975
Other operating expenses	8,237	11,575	11,926	14,462	46,200
Income (loss) from continuing operations	70,358	23,819	262,247	38,518	394,942
Income (loss) from discontinued operations	3,113	6,620	10,974	18,461	39,168
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Income (loss) applicable to common stockholders	$72,076	$29,044	$271,826	$55,584	$428,530
Net income (loss) per share of common stock
Basic	$0.68	$0.21	$1.65	$0.32	$2.97
Diluted	$0.68	$0.21	$1.63	$0.32	$2.94
Income (loss) from discontinued operations per share of common stock
Basic	$0.03	$0.05	$0.07	$0.11	$0.27
Diluted	$0.03	$0.05	$0.07	$0.11	$0.27
Weighted average number of shares of common stock outstanding
Basic	105,181	134,115	164,238	172,519	144,146
Diluted	105,670	135,173	166,429	175,413	145,766

2011	Quarter Ended				Year Ended
	March 31 (A)	June 30 (C)	September 30 (A)	December 31	December 31
		(Restated)			(Restated) (C)
Interest income	$72,203	$74,143	$72,393	$72,297	$291,036
Interest expense	38,165	35,750	32,587	31,533	138,035
Net interest income (expense)	34,038	38,393	39,806	40,764	153,001
Impairment, net of the reversal of prior valuation allowances on loans	(36,773)	(9,067)	21,650	25,300	1,110
Other revenues	477	465	469	488	1,899
Other income (loss) (B)	45,469	103,961	18,802	12,263	180,495
Property operating expenses	249	233	322	306	1,110
Depreciation and amortization	4	4	3	1	12
Other operating expenses	6,851	7,407	7,181	7,766	29,205
Income (loss) from continuing operations	109,653	144,242	29,921	20,142	303,958
Income (loss) from discontinued operations	20	(35)	22	554	561
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Income (loss) applicable to common stockholders	$108,278	$142,812	$28,548	$19,301	$298,939
Net income (loss) per share of common stock
Basic	$1.73	$1.80	$0.35	$0.18	$3.65
Diluted	$1.73	$1.80	$0.35	$0.18	$3.65
Income (loss) from discontinued operations per share of common stock
Basic	$—	$—	$—	$0.01	$0.01
Diluted	$—	$—	$—	$0.01	$0.01
Weighted average number of shares of common stock outstanding
Basic	62,602	79,282	80,425	105,175	81,984
Diluted	62,611	79,282	80,442	105,175	81,990

(A)
The Income Available for Common Stockholders shown agrees with Newcastle’s quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission.  However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).

(B)	Including equity in earnings of unconsolidated subsidiaries.
(C)	Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Basis of Accounting
Basis of Accounting – The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  The consolidated financial statements include the accounts of Newcastle and its consolidated subsidiaries.  All significant intercompany transactions and balances have been eliminated. Newcastle consolidates those entities in which it has an investment of 50% or more and has control over significant operating, financial and investing decisions of the entity as well as those entities deemed to be variable interest entities (“VIEs”) in which Newcastle is determined to be the primary beneficiary.  VIEs are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.  A VIE must be consolidated only by its primary beneficiary, which is defined as the party who, along with its affiliates and agents, has a potentially significant interest in the entity and controls such entity’s significant decisions. Newcastle’s CDO subsidiaries and its manufactured housing loan financing structures (Note 11) are special purpose entities which are considered VIEs of which Newcastle is the primary beneficiary (except as noted in Note 11). Therefore, the debt issued by such entities is considered a non-recourse secured borrowing of Newcastle. The subprime securitization trusts (Note 6) are VIEs of which Newcastle is not the primary beneficiary. Therefore, the debt issued by such entities is essentially off balance sheet financing.

For entities over which Newcastle exercises significant influence, but which do not meet the requirements for consolidation, Newcastle uses the equity method of accounting whereby it records its share of the underlying income of such entities.  Newcastle’s investments in equity method investees were not significant at December 31, 2012, 2011 or 2010. Regarding investments in entities over which Newcastle does not meet the requirements for consolidation and does not exercise significant influence, Newcastle records these investments at cost, subject to impairment.
Certain prior period amounts have been reclassified to conform to the current period’s presentation.

Correction of Error
Correction of Error - Newcastle has restated its financial results for the year ended December 31, 2011 to correct an error in the accounting for the deconsolidation of CDO V.

The following changes to Newcastle’s previously issued audited consolidated statement of income for the year ended December 31, 2011 have been made: (i) an increase in Other Income (Loss) of $45.1 million (from a loss of $8.9 million to income of $36.2 million); (ii) an increase in Total Other Income of $45.1 million; (iii) an increase in Net Income of $45.1 million (from $259.4 million to $304.5 million); (iv) an increase in Income Applicable to Common Stockholders of $45.1 million (from $253.9 million to $298.9 million) and (v) an increase in basic and diluted earnings per share of $0.56 (from $3.09 to $3.65).  The increase to Net Income also has the effect of (i) increasing Total Comprehensive Income by $45.1 million (from $222.2 million to $267.3 million) in the consolidated statement of comprehensive income; (ii) removing the previously reported line item Deconsolidation of CDO V – Cumulative Net Loss in the consolidated statement of stockholders’ equity and (iii) adding a line item for Gain on Deconsolidation in the consolidated statement of cash flows.

The correction had no impact on the consolidated balance sheet as of December 31, 2011. This gain is non-cash in nature, and the correction had no impact on reported net cash from operating, investing or financing activities on the consolidated statement of cash flows. In addition, the correction had no impact on the consolidated financial statements for any prior or subsequent periods.

The error resulted from an incorrect application of Accounting Codification Standard Topic 810 “Consolidation” (“ASC 810”) in recording the deconsolidation of CDO V. ASC 810 requires, when a variable interest entity is deconsolidated, the difference between the carrying amount of the noncontrolling interest in the former subsidiary and the carrying amount of the former subsidiary’s assets and liabilities to be recognized in net income. However, in recording the deconsolidation of CDO V, Newcastle recorded the $45.1 million difference between the carrying amount of its noncontrolling interest in CDO V and the carrying amount of CDO V’s assets and liabilities as a direct increase to stockholders’ equity.

All financial information included in the notes to the consolidated financial statements impacted by the adjustments has been revised as applicable.

Change in Presentation
Change in Presentation – Newcastle has changed the format of its consolidated balance sheets for all periods presented to combine the non-recourse VIE financing structures and recourse financing structures, mortgaged real estate and unlevered assets.  This change in format did not have any effect on any of the reported line items within the balance sheets, other than presenting the combined assets and combined liabilities for each of the respective line items previously presented under the non-recourse VIE financing structures and recourse financing structures, mortgaged real estate and unlevered assets.
Additionally, Newcastle reclassified the operating results relating to certain properties in Beavercreek, Ohio as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010.  As of December 31, 2012, the above properties were classified as held for use based on the decision not to proceed with the planned disposition.  See Note 8.

Risks and Uncertainties
Risks and Uncertainties — In the normal course of business, Newcastle encounters primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on Newcastle’s investments in securities, loans, Excess MSRs, derivatives and leases that results from a borrower’s, derivative counterparty’s or lessee’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments in securities, loans and derivatives or in real estate due to changes in interest rates, spreads or other market factors, including the value of the collateral underlying loans and securities and the valuation of real estate held by Newcastle.  Management believes that the carrying values of its investments are reasonable taking into consideration these risks along with estimated prepayments, financings, collateral values, payment histories, and other borrower information.

Additionally, Newcastle is subject to significant tax risks. If Newcastle were to fail to qualify as a REIT in any taxable year, Newcastle would be subject to U.S. federal corporate income tax (including any applicable alternative minimum tax), which could be material. Unless entitled to relief under certain statutory provisions, Newcastle would also be disqualified from treatment as a REIT for the four taxable years following the year during which qualification is lost.

Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Comprehensive Income
Comprehensive Income — Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, excluding those resulting from investments by and distributions to owners. For Newcastle’s purposes, comprehensive income represents net income, as presented in the statements of operations, adjusted for unrealized gains or losses on securities available for sale and derivatives designated as cash flow hedges.

The following table summarizes Newcastle’s accumulated other comprehensive income:

	December 31,
	2012	2011
Net unrealized gains (losses) on securities	$82,788	$(2,585)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(12,024)	(70,501)
Accumulated other comprehensive income (loss)	$70,764	$(73,086)

Real Estate Securities and Loans Receivable

Real Estate Securities and Loans Receivable ¾ Newcastle invests in securities, including commercial mortgage backed securities, senior unsecured debt issued by property REITs, real estate related asset backed securities and FNMA/FHLMC securities.  Newcastle also invests in loans, including real estate related loans, commercial mortgage loans, residential mortgage loans, manufactured housing loans and subprime mortgage loans.  Newcastle determines at acquisition whether loans will be aggregated into pools based on common risk characteristics (credit quality, loan type, and date of origination or acquisition); loans aggregated into pools are accounted for as if each pool were a single loan.  Loans receivable are presented in the consolidated balance sheet net of any unamortized discount (or gross of any unamortized premium) and an allowance for loan losses. Discounts or premiums are accreted into interest income on an effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the security or loan.  Depending on the nature of the investment, changes to expected cash flows may result in a prospective change to yield or a retrospective change which would include a catch up adjustment.  For loans acquired at a discount for credit quality, the difference between contractual cash flows and expected cash flows at acquisition is not accreted (non-accretable difference). Newcastle discontinues the accretion of discounts and amortization of premium on loans if they are reclassified from held for investment to held for sale. Interest income with respect to non-discounted securities or loans is recognized on an accrual basis. Deferred fees and costs, if any, are recognized as a reduction to the interest income over the terms of the securities or loans using the interest method. Upon settlement of securities and loans, the excess (or deficiency) of net proceeds over the net carrying value of such security or loan is recognized as a gain (or loss) in the period of settlement. Interest income includes prepayment penalties received of $2.7 million and $7.2 million in 2012 and 2010, respectively. No prepayments penalties were received in 2011.

Investments In Excess Mortgage Servicing Rights- Revenue Recognition

Investments in Excess Mortgage Servicing Rights (“Excess MSRs”) – Excess MSRs are aggregated into pools as applicable; each pool of Excess MSRs is accounted for in the aggregate. Interest income for Excess MSRs is accreted into interest income on an effective yield or “interest” method, based upon the expected excess mortgage servicing amount through the expected life of the underlying mortgages. Changes to expected cash flows result in a cumulative retrospective adjustment, which will be recorded in the period in which the change in expected cash flows occurs. Under the retrospective method, the interest income recognized for a reporting period would be measured as the difference between the amortized cost basis at the end of the period and the amortized cost basis at the beginning of the period, plus any cash received during the period. The amortized cost basis is calculated as the present value of estimated future cash flows using an effective yield, which is the yield that equates all past actual and current estimated future cash flows to the initial investment. In addition, NIC MSR’s policy is to recognize interest income only on its Excess MSRs in existing eligible underlying mortgages. The difference between the fair value of Excess MSRs and their amortized cost basis is recorded as net income.  Fair value is generally determined by discounting the expected future cash flows using discount rates that incorporate the market risks and liquidity premium specific to the Excess MSRs, and therefore may differ from their effective yields.

Impairment Of Securities and Loans
Impairment of Securities and Loans — Newcastle continually evaluates securities and loans for impairment. Securities and loans are considered to be other-than-temporarily impaired, for financial reporting purposes, generally when it is probable that Newcastle will be unable to collect all principal or interest when due according to the contractual terms of the original agreements, or, for securities or loans purchased at a discount for credit quality or that represent retained beneficial interests in securitizations, when Newcastle determines that it is probable that it will be unable to collect as anticipated.  The evaluation of a security’s estimated cash flows includes the following, as applicable: (i) review of the credit of the issuer or the borrower, (ii) review of the credit rating of the security, (iii) review of the key terms of the security or loan, (iv) review of the performance of the loan or underlying loans, including debt service coverage and loan to value ratios, (v) analysis of the value of the collateral for the loan or underlying loans, (vi) analysis of the effect of  local, industry and broader economic factors, and (vii) analysis of historical and anticipated trends in defaults and loss severities for similar securities or loans.  Furthermore, Newcastle must have the intent and ability to hold loans whose fair value is below carrying value until such fair value recovers, or until maturity, or else a write down to fair value must be recorded. Similarly for securities, Newcastle must record a write down if we have the intent to sell a given security in an unrealized loss position, or if it is more likely than not that we will be required to sell such a security. Upon determination of impairment, Newcastle establishes specific valuation allowances for loans or records a direct write down for securities based on the estimated fair value of the security or underlying collateral using a discounted cash flow analysis or based on an observable market value. Newcastle also establishes allowances for estimated unidentified incurred losses on pools of loans. The allowance for each loan is maintained at a level believed adequate by management to absorb probable losses, based on periodic reviews of actual and expected losses.  It is Newcastle’s policy to establish an allowance for uncollectible interest on performing securities or loans that are past due more than 90 days or sooner when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. Upon such a determination, those loans are deemed to be non-performing and put on nonaccrual status. Actual losses may differ from Newcastle’s estimates.  Newcastle may resume accrual of income on a security or loan if, in management’s opinion, full collection is probable. Subsequent to a determination of impairment, and a related write down, income is accrued on an effective yield method from the new carrying value to the related expected cash flows, with cash received treated as a reduction of basis. Newcastle charges off the corresponding loan allowance when it determines the loans to be uncollectable.

Rental Income, Care and Ancillary Income	Rental Income, Care and Ancillary Income - Newcastle records rental revenue, care and ancillary income as they become due as provided for in the leases.
Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net
Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net – These items are comprised of the following:

	Year-Ended December 31,
	2012	2011	2010
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$14,629	$81,434	$64,778
Loss on settlement of real estate securities	(4,433)	(5,091)	(9,192)
Gain on sale of CDO X interests	224,317
Gain on repayment/disposition of loans held for sale	—	1,838	—
Loss on repayment/disposition of loans held for sale	(1,614)	—	—
Realized gain (loss) of termination of derivative instruments	—	—	(3,279)
Loss on disposal of long-lived assets	(2)
	$232,897	$78,181	$52,307
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	$9,101	$3,284	$(1,240)
Unrealized gain (loss) recognized upon de-designation of hedges	(7,036)	(13,939)	(35,905)
Hedge ineffectiveness	483	(917)	580
Gains on deconsolidation	—	45,072
Equity in earnings of equity method investees	—	272	94
Collateral management fee income, net	1,786	2,432	475
Other income (loss)	978	—	320
	$5,312	$36,204	$(35,676)

Reclassification from Accumulated Other Comprehensive Income Into Net Income
Reclassification From Accumulated Other Comprehensive Income Into Net Income - The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Income Statement Location	Year Ended December 31, 2012
Net realized gain (loss) on securities
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income	$(18,923)
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net	14,629
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net	(4,433)
		$(8,727)

Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	Other income (loss)	$(7,036)
Hedge ineffectiveness	Other income (loss)	483
Amortization of deferred gain (loss)	Interest expense	1,250
Gain (loss) of termination of derivative instruments	Gain (loss) on settlement of investments, net	—
		$(5,303)

Total reclassifications		$(14,030)

Interest Expense
Interest Expense — Newcastle finances its investments using both fixed and floating rate debt, including securitizations, loans, repurchase agreements, and other financing vehicles.  Certain of this debt have been issued at discounts.  Discounts are accreted into interest expense on the effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the financing.

Deferred Costs and Interest Rate Cap Premiums

Deferred Costs and Interest Rate Cap Premiums ¾ Deferred costs consist primarily of costs incurred in obtaining financing which are amortized into interest expense over the term of such financing using the interest method.  Interest rate cap premiums, if any, are included in Derivative Assets, and are amortized as described below.

Derivatives and Hedging Activities
Derivatives and Hedging Activities — All derivatives are recognized as either assets or liabilities on the balance sheet and measured at fair value. Newcastle reports the fair value of derivative instruments gross of cash paid or received pursuant to credit support agreements and fair value is reflected on a net counterparty basis when Newcastle believes a legal right of offset exists under an enforceable netting agreement. Fair value adjustments affect either stockholders’ equity or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.  For those derivative instruments that are designated and qualify as hedging instruments, Newcastle designates the hedging instrument, based upon the exposure being hedged, as either a cash flow hedge, a fair value hedge or a hedge of a net investment in a foreign operation.

Derivative transactions are entered into by Newcastle solely for risk management purposes, except for total rate of return swaps.  Such total rate of return swaps are essentially financings of certain reference assets which are treated as derivatives for accounting purposes.  The decision of whether or not a given transaction/position (or portion thereof) is hedged is made on a case-by-case basis, based on the risks involved and other factors as determined by senior management, including restrictions imposed by the Code among others. In determining whether to hedge a risk, Newcastle may consider whether other assets, liabilities, firm commitments and anticipated transactions already offset or reduce the risk. All transactions undertaken as hedges are entered into with a view towards minimizing the potential for economic losses that could be incurred by Newcastle. Generally, all derivatives entered into are intended to qualify as hedges under GAAP, unless specifically stated otherwise. To this end, terms of hedges are matched closely to the terms of hedged items.

Description of the risks being hedged

1)
Interest rate risk, existing debt obligations – Newcastle has hedged (and may continue to hedge, when feasible and appropriate) the risk of interest rate fluctuations with respect to its borrowings, regardless of the form of such borrowings, which require payments based on a variable interest rate index. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate).  In order to reduce such risks, Newcastle may enter into swap agreements whereby Newcastle would receive floating rate payments in exchange for fixed rate payments, effectively converting the borrowing to fixed rate. Newcastle may also enter into cap agreements whereby, in exchange for a premium, Newcastle would be reimbursed for interest paid in excess of a certain cap rate.

2)
Interest rate risk, anticipated transactions – Newcastle may hedge the aggregate risk of interest rate fluctuations with respect to anticipated transactions, primarily anticipated borrowings. The primary risk involved in an anticipated borrowing is that interest rates may increase between the date the transaction becomes probable and the date of consummation. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate).  This is generally accomplished through the use of interest rate swaps.

Cash flow hedges

To qualify for cash flow hedge accounting, interest rate swaps and caps must meet certain criteria, including (1) the items to be hedged expose Newcastle to interest rate risk, (2) the interest rate swaps or caps are highly effective in reducing Newcastle’s exposure to interest rate risk, and (3) with respect to an anticipated transaction, such transaction is probable. Correlation and effectiveness are periodically assessed based upon a comparison of the relative changes in the fair values or cash flows of the interest rate swaps and caps and the items being hedged or using regression analysis on an ongoing basis to assess retrospective and prospective hedge effectiveness.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss, and net payments received or made, on the derivative instrument are reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. The premiums paid for interest rate caps, treated as cash flow hedges, are amortized into interest expense based on the estimated value of such cap for each period covered by such cap.

With respect to interest rate swaps which have been designated as hedges of anticipated financings, periodic net payments are recognized currently as adjustments to interest expense; any gain or loss from fluctuations in the fair value of the interest rate swaps is recorded as a deferred hedge gain or loss in accumulated other comprehensive income and treated as a component of the anticipated transaction.  In the event the anticipated refinancing failed to occur as expected, the deferred hedge credit or charge would be recognized immediately in earnings. Newcastle’s hedges of such financings were terminated upon the consummation of such financings.

Newcastle has designated certain of its hedge derivatives, and in some cases re-designated all or a portion thereof as hedges.  As a result of these designations, in the cases where the originally hedged items were still owned by Newcastle, the unrealized gain or loss was recorded in OCI as a deferred hedge gain or loss and is being amortized over the life of the hedged item.

Non-Hedge Derivatives

With respect to interest rate swaps and caps that have not been designated as hedges, any net payments under, or fluctuations in the fair value of, such swaps and caps have been recognized currently in Other Income (Loss). These derivatives may, to some extent, be economically effective as hedges.

Newcastle’s derivative financial instruments contain credit risk to the extent that its bank counterparties may be unable to meet the terms of the agreements. Newcastle reduces such risk by limiting its counterparties to major financial institutions. In addition, the potential risk of loss with any one party resulting from this type of credit risk is monitored. Management does not expect any material losses as a result of default by other parties. Newcastle does not require collateral for the derivative financial instruments within its CDO financing structures. Newcastle’s major derivative counterparties include Bank of America, Credit Suisse and Wells Fargo.

Management Fees to Affiliate
Management Fees to Affiliate — These represent amounts due to the Manager and Senior Living Managers pursuant to the Management Agreement and Senior Living Management Agreements.  For further information on the Management Agreement, see Note 13.

Investment in Real Estate Securities
Investment in Real Estate Securities —  Newcastle has classified its investments in securities as available for sale. Securities available for sale are carried at market value with the net unrealized gains or losses reported as a separate component of accumulated other comprehensive income, to the extent impairment losses are considered temporary. At disposition, the net realized gain or loss is determined on the basis of the cost of the specific investments and is included in earnings. Unrealized losses on securities are charged to earnings if they reflect a decline in value that is other-than-temporary, as described above.

Investment in Loans

Investment in Loans ¾  Loans receivable are presented net of any unamortized discount (or gross of any unamortized premium), including any fees received, and an allowance for loan losses. Loans which Newcastle does not have the intent or the ability to hold into the foreseeable future are considered held-for-sale and are carried at the lower of average amortized cost or market value.

Investments in Excess Mortgage Servicing Rights (Excess MSRs) - Balance Sheet Measurement
Investments in Excess Mortgage Servicing Rights (Excess MSRs) – Upon acquisition, Newcastle has elected to record each of such investments at fair value.  Newcastle elected to record its investments in Excess MSRs at fair value in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs. Under this election, Newcastle records a valuation adjustment on its Excess MSRs investments on a quarterly basis to recognize the changes in fair value in net income as described in Revenue Recognition – Investments in Excess Mortgage Servicing Rights above.

Purchase Accounting
Purchase Accounting - In determining the allocation of the purchase price between net tangible and identified intangible assets acquired and liabilities assumed, management made estimates of the fair value of the tangible and intangible assets and liabilities using information obtained as a result of pre-acquisition due diligence, marketing, leasing activities, and independent appraisals.  The fair value of the tangible assets acquired is determined by valuing the property as if it were vacant. Management allocated the purchase price to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values. The determination of fair value involved the use of significant judgment and estimation.

Investment in Operating Real Estate
Investment in Operating Real Estate — Operating real estate is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis. Buildings are depreciated over 40 years. Major improvements are capitalized and depreciated over their estimated useful lives. Fees and costs incurred in the successful negotiation of leases are deferred and amortized on a straight-line basis over the terms of the respective leases. Expenditures for repairs and maintenance are expensed as incurred.  Newcastle reviews its real estate assets for impairment annually or whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.  Long-lived assets to be disposed of by sale, which meet certain criteria, are reclassified to Real Estate Held for Sale and measured at the lower of their carrying amount or fair value less costs of sale.  The results of operations for such an asset, assuming such asset qualifies as a “component of an entity” as defined, are retroactively reclassified to Income (Loss) from Discontinued Operations for all periods presented.

Intangibles
Intangibles - Resident lease intangibles reflect the fair value of in-place resident leases at acquisition.  Newcastle estimates the fair value of in-place leases as (i) the present value of the estimated rents that would have been forgone, offset by variable costs that would have otherwise been incurred during a reasonable lease-up period, as if the acquired units were vacant, and (ii) the estimated absorption costs, such as additional marketing costs that would have been incurred during the lease-up period. The acquisition fair value of the in-place resident lease intangibles is amortized over the average length of stay of the residents at the senior living facilities on a straight-line basis, which management estimates to be 24 months for an assisted living/memory care facility and 33 months for an independent living facility.

Non-compete intangibles reflect the fair value of non-compete agreements at acquisition.  Newcastle estimates the fair value of non-compete intangibles as the sum of (i) the present value of the consulting services during the non-compete period and (ii) the difference between (a) the present value of the net operating income with the non-compete agreements in place and (b) the present value of the net operating income, as if the non-compete agreements were not in place. The acquisition fair value of the non-compete intangibles is amortized over the non-compete period on a straight-line basis, which is 5 years in connection with the November 2012 acquisition.

Newcastle will periodically assess the carrying value of the intangibles to determine if facts and circumstances exist that would suggest that the intangible assets might be impaired or that the useful lives should be modified. In the event an impairment in value occurs and we believe that the carrying amount will not be recovered, a provision will be recorded to reduce the carrying basis of the intangibles to their estimated fair value.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash —  Newcastle considers all highly liquid short term investments with maturities of 90 days or less when purchased to be cash equivalents.  Substantially all amounts on deposit with major financial institutions exceed insured limits.  Restricted cash consisted of:

	December 31,
	2012	2011
Held in CDOs pending reinvestment	$—	$94,781
CDO bond sinking funds	1,254	1,897
CDO trustee accounts	810	1,812
Derivative margin accounts	—	6,550

	$2,064	$105,040

Supplemental non-cash investing and financing activities relating to CDOs are disclosed below:

	Year Ended December 31,
	2012	2011	2010
Restricted cash generated from sale of securities	$56,629	$336,911	$249,549
Restricted cash generated from sale of real estate related loans	$—	$125,141	$53,020
Restricted cash generated from paydowns on securities and loans	$274,832	$546,752	$511,276
Restricted cash used for purchases of real estate securities	$143,184	$427,826	$368,893
Restricted cash used for purchases of real estate related loans	$91,481	$384,850	$107,708
Restricted cash used for repayments of CDO bonds payable	$166,845	$101,687	$202,037
Restricted cash used for repurchases of CDO bonds payable and other bonds payable	$—	$3,213	$143,046
Restricted cash used for purchases of derivative instruments	$408	$—	$5,187
Restricted cash generated from margin collateral received	$—	$6,550	$—
Restricted cash used to return margin collateral	$6,550	$—	$—

CDO deconsolidation:
Real estate securities	$1,033,016	$262,617	$—
Restricted cash	$51,522	$37,988	$—
Derivative liabilities	$57,343	$20,257	$—
CDO bonds payable	$1,110,694	$336,046	$—

Stock Options
Stock Options — The fair value of the options issued as compensation to the Manager for its successful efforts in raising capital for Newcastle was recorded as an increase in stockholders’ equity with an offsetting reduction of capital proceeds received.  Options granted to Newcastle’s directors were accounted for using the fair value method.

Preferred Stock	Preferred Stock ¾ Newcastle’s accounting policy for its preferred stock is described in Note 12.
Accretion of Discount and Other Amortization
Accretion of Discount and Other Amortization — As reflected on the Consolidated Statements of Cash Flows, this item is comprised of the following:

	2012	2011	2010
Accretion of net discount on securities and loans	$(48,608)	$(45,387)	$(26,934)
Amortization of net discount on debt obligations	1,525	(823)	338
Amortization of deferred financing costs and interest rate cap premiums	2,751	3,740	3,432
Amortization of net deferred hedge (gains) and losses - debt	(1,250)	(2,316)	4,182
	$(45,582)	$(44,786)	$(18,982)

Securitization of Subprime Mortgage Loans	Securitization of Subprime Mortgage Loans — Newcastle’s accounting policy for its securitization of subprime mortgage loans is disclosed in Note 6.
Recent Accounting Pronouncements
Recent Accounting Pronouncements —  In May 2011, the FASB issued new guidance regarding the measurement and disclosure of fair value, which became effective for Newcastle on January 1, 2012. The adoption of this guidance did not have a material impact on Newcastle’s financial position, liquidity or results of operations.

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in financial statements.  However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented, or in the notes to the financial statement. Newcastle has early adopted this accounting standard and opted to present this information in a note to the financial statements.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, the definition of an investment company, financial statement presentation, revenue recognition, leases, financial instruments, hedging, and contingencies. Some of the proposed changes are significant and could have a material impact on Newcastle’s reporting. Newcastle has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.

ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
Organization Tables
Schedule of Common Stock Issued
The following table presents information on shares of Newcastle’s common stock issued subsequent to its formation:

Year	Shares Issued	Range of Issue Prices (1)	Net Proceeds (millions)
Formation - 2006	45,713,817
2007	7,065,362	$27.75-$31.30	$201.3
2008	9,871	N/A	$0.1
2009	123,463	N/A	$0.1
2010	9,114,671	$3.13	$28.5
2011	43,153,825	$4.55 - $6.00	$210.9
2012	67,344,636	$6.22 - $6.71	$434.9
December 31, 2012	172,525,645
January 2013	57,500,000	$9.35	$526.2
February 2013	23,000,000	$10.48	$237.4

(1)	Exclude prices of shares issued pursuant to the exercise of options and of shares issued to our independent directors. Includes prices of shares issued in exchange for preferred stock.

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations Tables
Schedule of assets and liabilities of discontinued operations and results of operations from discontinued operations
Assets and liabilities of discontinued operations were as follows:

	December 31,
	2012	2011
Assets:
Investments in excess mortgage servicing rights at fair value	245,036	43,971
Cash & Cash Equivalents	—	9
Other Assets	33	6
Total Assets	245,069	43,986

Liabilities:

Purchase price payable on investments in excess mortgage servicing rights	59	3,250
Accrued expenses and other liabilities	421	980
Total Liabilities	480	4,230

Net Assets	244,589	39,756

Results of operations from discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010

Interest income	27,508	1,260	—
Interest expense	—	—	—
Net interest income	27,508	1,260	—

Impairment (Reversal)
Impairment of long-lived assets	—	—	260

Other Revenues
Rental income	—	136	427
Total other revenue	—	136	427
Other Income (Loss)
Gain (loss) on settlement of investments, net	—	61	—
Other income (loss)	17,421	367	27
Other income (loss)	17,421	428	27

Expenses
Property operating costs	26	177	295
General and administrative expenses	5,735	1,086	242
	5,761	1,263	537

Income (loss) from discontinued operations	39,168	561	(343)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Tables
Schedule of Accumulated Other Comprehensive Income
The following table summarizes Newcastle’s accumulated other comprehensive income:

	December 31,
	2012	2011
Net unrealized gains (losses) on securities	$82,788	$(2,585)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(12,024)	(70,501)
Accumulated other comprehensive income (loss)	$70,764	$(73,086)

Schedule of Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net
Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net – These items are comprised of the following:

	Year-Ended December 31,
	2012	2011	2010
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$14,629	$81,434	$64,778
Loss on settlement of real estate securities	(4,433)	(5,091)	(9,192)
Gain on sale of CDO X interests	224,317
Gain on repayment/disposition of loans held for sale	—	1,838	—
Loss on repayment/disposition of loans held for sale	(1,614)	—	—
Realized gain (loss) of termination of derivative instruments	—	—	(3,279)
Loss on disposal of long-lived assets	(2)
	$232,897	$78,181	$52,307
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	$9,101	$3,284	$(1,240)
Unrealized gain (loss) recognized upon de-designation of hedges	(7,036)	(13,939)	(35,905)
Hedge ineffectiveness	483	(917)	580
Gains on deconsolidation	—	45,072
Equity in earnings of equity method investees	—	272	94
Collateral management fee income, net	1,786	2,432	475
Other income (loss)	978	—	320
	$5,312	$36,204	$(35,676)

Schedule of Reclassification from Accumulated Other Comprehensive Income into Net Income
Reclassification From Accumulated Other Comprehensive Income Into Net Income - The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Income Statement Location	Year Ended December 31, 2012
Net realized gain (loss) on securities
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income	$(18,923)
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net	14,629
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net	(4,433)
		$(8,727)

Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	Other income (loss)	$(7,036)
Hedge ineffectiveness	Other income (loss)	483
Amortization of deferred gain (loss)	Interest expense	1,250
Gain (loss) of termination of derivative instruments	Gain (loss) on settlement of investments, net	—
		$(5,303)

Total reclassifications		$(14,030)

Schedule of Restricted Cash
 Substantially all amounts on deposit with major financial institutions exceed insured limits.  Restricted cash consisted of:

	December 31,
	2012	2011
Held in CDOs pending reinvestment	$—	$94,781
CDO bond sinking funds	1,254	1,897
CDO trustee accounts	810	1,812
Derivative margin accounts	—	6,550

	$2,064	$105,040

Schedule of Supplemental Non-Cash Investing and Financing Activities relating to CDOs
Supplemental non-cash investing and financing activities relating to CDOs are disclosed below:

	Year Ended December 31,
	2012	2011	2010
Restricted cash generated from sale of securities	$56,629	$336,911	$249,549
Restricted cash generated from sale of real estate related loans	$—	$125,141	$53,020
Restricted cash generated from paydowns on securities and loans	$274,832	$546,752	$511,276
Restricted cash used for purchases of real estate securities	$143,184	$427,826	$368,893
Restricted cash used for purchases of real estate related loans	$91,481	$384,850	$107,708
Restricted cash used for repayments of CDO bonds payable	$166,845	$101,687	$202,037
Restricted cash used for repurchases of CDO bonds payable and other bonds payable	$—	$3,213	$143,046
Restricted cash used for purchases of derivative instruments	$408	$—	$5,187
Restricted cash generated from margin collateral received	$—	$6,550	$—
Restricted cash used to return margin collateral	$6,550	$—	$—

CDO deconsolidation:
Real estate securities	$1,033,016	$262,617	$—
Restricted cash	$51,522	$37,988	$—
Derivative liabilities	$57,343	$20,257	$—
CDO bonds payable	$1,110,694	$336,046	$—

Schedule of Accretion of Discount and Other Amortization

Accretion of Discount and Other Amortization — As reflected on the Consolidated Statements of Cash Flows, this item is comprised of the following:

	2012	2011	2010
Accretion of net discount on securities and loans	$(48,608)	$(45,387)	$(26,934)
Amortization of net discount on debt obligations	1,525	(823)	338
Amortization of deferred financing costs and interest rate cap premiums	2,751	3,740	3,432
Amortization of net deferred hedge (gains) and losses - debt	(1,250)	(2,316)	4,182
	$(45,582)	$(44,786)	$(18,982)

SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting And Variable Interest Entities Tables
Schedule of Segment Reporting
Summary financial data on Newcastle’s segments is given below, together with reconciliation to the same data for Newcastle as a whole:

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2012
Interest income	$196,517	$490	$—	$72,343	$8,984	$10,491	$—	$170	$(6,044)	$282,951
Interest expense	56,607	—	1,688	51,278	2,582	—	—	3,813	(6,044)	109,924
Net interest income (expense)	139,910	490	(1,688)	21,065	6,402	10,491	—	(3,643)	—	173,027
Impairment (reversal)	(7,381)	—	—	4,119	—	(2,402)	—	—	—	(5,664)
Other revenues	—	—	18,026	2,049	—	—	—	—	—	20,075
Other income (loss)	259,688	337	(82)	930	—	1,421	—	—	—	262,294
Property operating expenses	—	—	11,539	1,404	—	—	—	—	—	12,943
Depreciation and amortization	—	—	5,784	1,191	—	—	—	—	—	6,975
Other operating expenses	915	1	6,846	3,314	—	45	—	35,079	—	46,200
Income (loss) from continuing operations	406,064	826	(7,913)	14,016	6,402	14,269	—	(38,722)	—	394,942
Income (loss) from discontinued operations	—	—	—	—	—	(68)	39,236	—	—	39,168
Net income (loss)	406,064	826	(7,913)	14,016	6,402	14,201	39,236	(38,722)	—	434,110
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$406,064	$826	$(7,913)	$14,016	$6,402	$14,201	$39,236	$(44,302)	$—	$428,530

December 31, 2012
Investments	$1,411,731	$5,998	$181,887	$755,421	$1,049,029	$107,189	$—	$—	$(62,336)	$3,448,919
Cash and restricted cash	2,064	—	9,720	—	—	—	—	222,178	—	233,962
Derivative assets	—	—	165	—	—	—	—	—	—	165
Other assets	7,422	7	4,946	113	2,740	1,924	—	202	(157)	17,197
Assets in discontinued operations	—	—	—	—	—	—	245,069	—	—	245,069
Total assets	1,421,217	6,005	196,718	755,534	1,051,769	109,113	245,069	222,380	(62,493)	3,945,312
Debt	(1,095,598)	—	(120,525)	(651,540)	(925,191)	—	—	(51,243)	62,336	(2,781,761)
Derivative liabilities	(31,576)	—	—	—	—	—	—	—	—	(31,576)
Other liabilities	(5,681)	—	(5,084)	(2,684)	(171)	(3)	—	(44,969)	157	(58,435)
Liabilities in discontinued operations	—	—	—	—	—	(74)	(406)	—	—	(480)
Total liabilities	(1,132,855)	—	(125,609)	(654,224)	(925,362)	(77)	(406)	(96,212)	62,493	(2,872,252)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$288,362	$6,005	$71,109	$101,310	$126,407	$109,036	$244,663	$64,585	$—	$1,011,477

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse (D)	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2011
Interest income	$218,131	$344	$—	$73,364	$2,234	$2,636	$—	$167	$(5,840)	$291,036
Interest expense	86,110	—	—	53,252	693	5	—	3,815	(5,840)	138,035
Net interest income (expense)	132,021	344	—	20,112	1,541	2,631	—	(3,648)	—	153,001
Impairment (reversal)	(3,876)	—	—	8,469	—	(3,483)	—	—	—	1,110
Other revenues	—	—	—	1,899	—	—	—	—	—	1,899
Other income (loss)	171,963	3,739	—	2,561	—	2,232	—	—	—	180,495
Property operating expenses	—	—	—	1,110	—	—	—	—	—	1,110
Depreciation and amortization	—	—	—	12	—	—	—	—	—	12
Other operating expenses	1,058	—	—	3,603	—	19	—	24,525	—	29,205
Income (loss) from continuing operations	306,802	4,083	—	11,378	1,541	8,327	—	(28,173)	—	303,958
Income (loss) from discontinued operations	—	—	—	46	—	(57)	572	—	—	561
Net income (loss)	306,802	4,083	—	11,424	1,541	8,270	572	(28,173)	—	304,519
Preferred dividends	—	—	—	—	—	—	—	(5,580)	—	(5,580)
Income (loss) applicable to common stockholders	$306,802	$4,083	$—	$11,424	$1,541	$8,270	$572	$(33,753)	$—	$298,939

December 31, 2011
Investments	$2,408,252	$3,940	$—	$783,777	$244,916	$18,751	$—	$—	$(143,018)	$3,316,618
Cash and restricted cash	105,040	—	—	—	—	—	—	157,347	—	262,387
Derivative assets	1,954	—	—	—	—	—	—	—	—	1,954
Other assets	23,203	8	—	116	593	2,079	—	1,208	(353)	26,854
Assets of discontinued operations	—	—	—	—	—	15	43,971	—	—	43,986
Total assets	2,538,449	3,948	—	783,893	245,509	20,845	43,971	158,555	(143,371)	3,651,799
Debt	(2,410,151)	—	—	(748,118)	(233,194)	—	—	(51,248)	143,018	(3,299,693)
Derivative liabilities	(119,320)	—	—	—	—	—	—	—	—	(119,320)
Other liabilities	(12,705)	—	—	(3,407)	(23)	(5)	—	(20,680)	353	(36,467)
Liabilities of discontinued operations	—	—	—	—	—	(44)	(4,186)	—	—	(4,230)
Total liabilities	(2,542,176)	—	—	(751,525)	(233,217)	(49)	(4,186)	(71,928)	143,371	(3,459,710)
Preferred stock	—	—	—	—	—	—	—	(61,583)	—	(61,583)
GAAP book value	$(3,727)	$3,948	$—	$32,368	$12,292	$20,796	$39,785	$25,044	$—	$130,506

	Non-Recourse CDOs (A)	Unlevered CDOs (B)	Non-Recourse Senior Living	Non-Recourse Other (A)(C)	Recourse	Unlevered Other (E)	Unlevered Excess MSRs	Corporate	Inter-segment Elimination (F)	Total
Year Ended December 31, 2010
Interest income	$226,717	$—	$—	$72,773	$976	$1,653	$—	$68	$(1,915)	$300,272
Interest expense	108,437	—	—	60,705	656	356	—	3,980	(1,915)	172,219
Net interest income (expense)	118,280	—	—	12,068	320	1,297	—	(3,912)	—	128,053
Impairment, net of the reversal of prior valuation allowances on loans	(173,223)	16	—	(38,561)	(60)	(29,030)	—	—	—	(240,858)
Other revenues	—	—	—	1,708	—	—	—	—	—	1,708
Other income (loss)	289,158	475	—	(5,491)	(663)	(1,269)	—	77	—	282,287
Property operating expenses	—	—	—	1,283	—	—	—	—	—	1,283
Depreciation and amortization	—	—	—	79	—	—	—	—	—	79
Other operating expenses	1,483	—	—	3,160	4	(197)	—	25,089	—	29,539
Income (loss) from continuing operations	579,178	459	—	42,324	(287)	29,255	—	(28,924)	—	622,005
Income (loss) from discontinued operations	—	—	—	(536)	—	193	—	—	—	(343)
Net income (loss)	579,178	459	—	41,788	(287)	29,448	—	(28,924)	—	621,662
Preferred dividends	—	—	—	—	—	—	—	(7,453)	—	(7,453)

Excess of carrying amount of exchanged preferred stock over fair value of consideration paid	—	—	—	—	—	—	—	43,043	—	43,043
Income (loss) applicable to common stockholders	$579,178	$459	$—	$41,788	$(287)	$29,448	$—	$6,666	$—	$657,252

(A)
Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle’s investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.

(B)	Represents unlevered investments in CDO securities issued by Newcastle. These CDOs have been deconsolidated as Newcastle does not have the power to direct the relevant activities of the CDOs.
(C)	The following table summarizes the investments and debt in the other non-recourse segment:

	December 31, 2012				December 31, 2011
	Investments		Debt		Investments		Debt
	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying
	Face Amount	Value	Face Amount*	Value*	Face Amount	Value	Face Amount*	Value*
Manufactured housing loan portfolio I	$118,746	$100,124	$90,551	$81,963	$135,209	$112,316	$107,032	$97,631
Manufactured housing loan portfolio II	153,193	150,123	117,907	117,191	178,603	175,120	143,869	142,589
Residential mortgage loans	52,352	38,709	—	—	56,377	40,380	54,842	53,771
Subprime mortgage loans subject to call options	406,217	405,814	406,217	405,814	406,217	404,723	406,217	404,723
Real estate securities	63,505	53,979	44,585	40,572	67,965	43,497	47,697	43,404
Operating real estate	N/A	6,672	6,000	6,000	N/A	7,741	6,000	6,000
	$794,013	$755,421	$665,260	$651,540	$844,371	$783,777	$765,657	$748,118

*
As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1  million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.

(D)
The $925.2 million of recourse debt is comprised of (i) a $772.9 million repurchase agreement secured by $820.5 million carrying value of FNMA/FHLMC securities, (ii) a $1.4 million repurchase agreement secured by $21.0 million face amount of senior notes issued by Newcastle CDO VI, which was repurchased by Newcastle and is eliminated in consolidation and (iii) a $150.9 million repurchase agreement secured by $228.5 million carrying value of non-agency residential mortgage backed securities (“RMBS”).

(E)	The following table summarizes the investments in the unlevered other segment:

	December 31, 2012			December 31, 2011
	Outstanding Face Amount	Carrying Value	Number of Investments	Outstanding Face Amount	Carrying Value	Number of Investments
Real estate securities*	$229,299	$68,863	38	$141,903	$3,674	21
Real estate related loans	80,298	29,831	2	24,543	6,366	1
Residential mortgage loans	3,645	2,471	130	5,227	2,687	170
Other investments	N/A	6,024	1	N/A	6,024	1
	$313,242	$107,189	171	$171,673	$18,751	193

* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.

(F)
Represents the elimination of investments and financings and their related income and expenses between the CDO segment and other non-recourse segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.

Schedule of Segment Other Non-Recourse Investments and Debt

(C)	The following table summarizes the investments and debt in the other non-recourse segment:

	December 31, 2012				December 31, 2011
	Investments		Debt		Investments		Debt
	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying	Outstanding	Carrying
	Face Amount	Value	Face Amount*	Value*	Face Amount	Value	Face Amount*	Value*
Manufactured housing loan portfolio I	$118,746	$100,124	$90,551	$81,963	$135,209	$112,316	$107,032	$97,631
Manufactured housing loan portfolio II	153,193	150,123	117,907	117,191	178,603	175,120	143,869	142,589
Residential mortgage loans	52,352	38,709	—	—	56,377	40,380	54,842	53,771
Subprime mortgage loans subject to call options	406,217	405,814	406,217	405,814	406,217	404,723	406,217	404,723
Real estate securities	63,505	53,979	44,585	40,572	67,965	43,497	47,697	43,404
Operating real estate	N/A	6,672	6,000	6,000	N/A	7,741	6,000	6,000
	$794,013	$755,421	$665,260	$651,540	$844,371	$783,777	$765,657	$748,118

*
As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1  million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.

Schedule of Segment Reporting Investments in Unlevered Other Segment
(E)	The following table summarizes the investments in the unlevered other segment:

	December 31, 2012			December 31, 2011
	Outstanding Face Amount	Carrying Value	Number of Investments	Outstanding Face Amount	Carrying Value	Number of Investments
Real estate securities*	$229,299	$68,863	38	$141,903	$3,674	21
Real estate related loans	80,298	29,831	2	24,543	6,366	1
Residential mortgage loans	3,645	2,471	130	5,227	2,687	170
Other investments	N/A	6,024	1	N/A	6,024	1
	$313,242	$107,189	171	$171,673	$18,751	193

* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.

Schedule of Holdings in Variable Interest Entities
Newcastle has interests in the following unconsolidated VIE at December 31, 2012, in addition to the subprime securitizations which are described in Note 6:

Entity	Gross Assets (A)	Debt (B)	Carrying Value of Newcastle’s Investment (C)
CDO V	$264,246	$280,503	$5,998

(A)	Face amount.
(B)	Includes $42.7 million face amount of debt owned by Newcastle with a carrying value of $6.0 million at December 31, 2012.
(C)	This amount represents Newcastle’s maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.

REAL ESTATE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Securities Tables
Schedule of Real Estate Securities Holdings
The following is a summary of Newcastle’s real estate securities at December 31, 2012 and 2011, all of which are classified as available for sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income, except for securities that are other-than-temporarily impaired.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Before Impairment	Other-Than- Temporary- Impairment (A)	After Impairment	Gains	Losses	Carrying Value (B)	Number of Securities	Rating (C)	Coupon	Yield	Maturity (Years) (D)	Principal Subordination (E)
December 31, 2012
CMBS-Conduit	$340,978	$315,554	$(98,481)	$217,073	$47,776	$(10,081)	$254,768	53	BB-	5.55%	10.81%	3.3	9.8%
CMBS- Single Borrower	125,123	123,638	(12,364)	111,274	4,482	(3,002)	112,754	22	BB	4.89%	5.92%	2.9	9.2%
CMBS-Large Loan	8,891	8,619	—	8,619	250	—	8,869	1	BBB-	6.08%	12.41%	0.6	4.8%
REIT Debt	62,700	62,069	—	62,069	4,105	—	66,174	10	BBB-	5.72%	5.89%	1.8	N/A
ABS-Subprime (F)	558,215	390,509	(68,708)	321,801	34,565	(391)	355,975	69	CC	0.76%	7.50%	6.4	13.3%
ABS-Franchise	10,098	9,386	(7,839)	1,547	237	(309)	1,475	3	CCC-	5.93%	3.40%	4.7	3.0%
FNMA/FHLMC	768,619	818,866	—	818,866	3,860	(2,191)	820,535	58	AAA	3.05%	1.40%	3.5	N/A
CDO (G)	203,477	82,399	(14,861)	67,538	3,487	—	71,025	13	BB	2.83%	7.07%	1.6	20.9%
Total/Average (H)	$2,078,101	$1,811,040	$(202,253)	$1,608,787	$98,762	$(15,974)	$1,691,575	229	BBB-	3.04%	4.69%	4.0

December 31, 2011
CMBS-Conduit	$1,344,819	$1,143,910	$(202,164)	$941,746	$91,583	$(76,424)	$956,905	169	BB+	5.61%	11.03%	4.2	10.8%
CMBS- Single Borrower	186,088	180,874	(12,364)	168,510	3,121	(14,366)	157,265	33	BB	5.05%	6.25%	3.6	6.7%
CMBS-Large Loan	14,970	14,190	—	14,190	519	(61)	14,648	2	BBB+	5.15%	8.89%	1.2	7.5%
REIT Debt	137,393	136,704	(773)	135,931	5,060	(5,695)	135,296	20	BB+	5.83%	5.72%	2.4	N/A
ABS-Subprime	246,014	209,838	(86,815)	123,023	14,481	(8,882)	128,622	63	B	1.22%	10.16%	6.9	32.5%
ABS-Manufactured Housing	30,232	29,454	—	29,454	1,247	(154)	30,547	7	BBB+	6.61%	7.54%	4.2	41.6%
ABS-Franchise	23,115	21,598	(11,133)	10,465	215	(3,120)	7,560	7	BB+	3.58%	4.56%	11.0	21.9%
FNMA/FHLMC	232,355	243,385	—	243,385	1,715	(185)	244,915	31	AAA	2.37%	1.63%	4.6	N/A
CDO	206,150	82,486	(14,861)	67,625	149	(11,788)	55,986	13	CCC+	3.03%	8.05%	1.5	21.4%
Total/Average (H)	$2,421,136	2,062,439	(328,110)	1,734,329	118,090	(120,675)	1,731,744	345	BB+	4.60%	8.54%	4.2

(A)
Represents the cumulative impairment against amortized cost basis recorded through earnings, net of the effect of the cumulative adjustment as a result of the adoption of new accounting guidance on impairment in 2009.

(B)	See Note 10 regarding the estimation of fair value, which is equal to carrying value for all securities.
(C)
Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.

(D)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(E)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to Newcastle’s investments.
(F)
Includes (i) the retained bonds with a face amount of $4.0 million and a carrying value of $1.3 million from Securitization Trust 2006 (Note 6) and (ii) $456.0 million non-agency RMBS purchased during the year ended December 31, 2012 with an aggregate face amount of $433.5 million and a carrying value of $289.8 million as of December 31, 2012.

(G)
Includes two CDO bonds issued by a third party with a carrying value of $61.2 million, four CDO bonds issued by CDO V (which has been deconsolidated and held as an investment by Newcastle) with a carrying value of $6.0 million and seven CDO bonds issued by C-BASS with a carrying value of $3.9 million .

(H)
As of December 31, 2012 and 2011, the total outstanding face amount of fixed rate securities was $0.5 billion and $1.7 billion, respectively, and of floating rate securities was $1.5 billion and $0.7 billion, respectively.

Schedule of Real Estate Securities Holdings in an Unrealized Loss Position
The following table summarizes Newcastle’s securities in an unrealized loss position as of December 31, 2012.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Securities in	Outstanding		Other-than-					Number
an Unrealized	Face	Before	Temporary	After			Carrying	of					Maturity
Loss Position	Amount	Impairment	Impairment	Impairment	Gains	Losses	Value	Securities	Rating		Coupon	Yield	(Years)
Less Than Twelve Months	$424,370	$443,457	$(4,698)	$438,759	$—	$(2,761)	$435,998	28	AA	+	3.21%	1.58%	3.2
Twelve or More Months	149,668	143,985	(236)	143,749	—	(13,213)	130,536	26	B	+	4.84%	6.28%	2.0
Total	$574,038	$587,442	$(4,934)	$582,508	$—	$(15,974)	$566,534	54	A	+	3.63%	2.74%	2.9

Schedule of Real Estate Securities Holdings in an Unrealized Loss Position and the Associated Intent to Sell
Newcastle performed an assessment of all of its debt securities that are in an unrealized loss position (unrealized loss position exists when a security’s amortized cost basis, excluding the effect of OTTI, exceeds its fair value) and determined the following:

	December 31, 2012
		Amortized Cost Basis	Unrealized Losses
	Fair Value	After Impairment	Credit (B)	Non-Credit (C)
Securities Newcastle intends to sell	$—	$—	$—	N/A
Securities Newcastle is more likely than not to be required to sell (A)	—	—	—	N/A
Securities Newcastle has no intent to sell and is not more likely than not to be required to sell:
Credit impaired securities	1,607	1,849	(4,770)	(242)
Non credit impaired securities	564,927	580,659	—	(15,732)
Total debt securities in an unrealized loss position	$566,534	$582,508	$(4,770)	$(15,974)

(A)
Newcastle may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, Newcastle must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.

(B)
This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, Newcastle’s management estimates the expected cash flow for each of the securities.  This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends.  Significant inputs in estimating the cash flows include management’s expectations of prepayment speeds, default rates and loss severities.  Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment’s effective interest rate.

(C)	This amount represents unrealized losses on securities that are due to non-credit factors and is required to be recorded through other comprehensive income.

Schedule of Credit Losses on Debt Securities
The following table summarizes the activity related to credit losses on debt securities:

	2012	2011
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(20,207)	$(60,688)

Increases to credit losses on securities for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	(4,581)	(574)

Additions for credit losses on securities for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	—	(16,269)

Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	14,771	12,998

Reduction for securities sold during the period	1,498	37,833

Reduction for securities deconsolidated during the period	3,736	6,254

Reduction for increases in cash flows expected to be collected that are recognized over the remaining life of the security	13	239

Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(4,770)	$(20,207)

Schedule of Geographic Distribution of Collateral Securing Newcastle's CMBS and ABS
The table below summarizes the geographic distribution of the collateral securing our CMBS and ABS at December 31, 2012:

	CMBS		ABS
Geographic Location	Outstanding Face Amount	Percentage	Outstanding Face Amount	Percentage
Western U.S.	$114,027	24.0%	$191,778	33.7%
Northeastern U.S.	99,579	21.0%	124,322	21.9%
Southeastern U.S.	88,675	18.6%	127,642	22.5%
Midwestern U.S.	63,553	13.4%	61,569	10.8%
Southwestern U.S.	74,830	15.8%	56,728	10.0%
Other	14,678	3.1%	6,274	1.1%
Foreign	19,650	4.1%	—	0.0%
	$474,992	100.0%	$568,313	100.0%

REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Related Loans Residential Mortgage Loans Subprime Mortgage Loans Tables
Schedule of Real Estate Loans and Other Receivables
The following is a summary of real estate related loans, residential mortgage loans and subprime mortgage loans. The loans contain various terms, including fixed and floating rates, self-amortizing and interest only. They are generally subject to prepayment.

	December 31, 2012								December 31, 2011
					Weighted Average Coupon	Weighted Average Maturity (Years) (B)	Floating Rate Loans as a % of Face Amount
	Outstanding Face Amount	Carrying Value (A)	Loan Count	Wtd. Avg. Yield				Delinquent Face Amount (C)	Carrying Value	Wtd. Avg. Yield
Loan Type
Mezzanine Loans	$527,793	$442,529	17	10.10%	8.57%	2.2	67.0%	$12,000	$469,326	10.35%
Corporate Bank Loans	391,904	208,863	7	18.85%	8.66%	3.6	47.8%	—	161,153	21.79%
B-Notes	171,258	161,610	6	10.40%	5.37%	2.1	86.4%	—	152,535	12.25%
Whole Loans	30,130	30,130	3	5.21%	3.82%	1.1	96.6%	—	30,566	5.31%
Total Real Estate Related Loans Held-for-Sale, Net (D)	$1,121,085	$843,132	33	12.15%	7.98%	2.6	64.0%	$12,000	$813,580	12.78%
Non-Securitized Manufactured Housing Loan Portfolio I	$573	$163	15	38.84%	7.75%	0.7	0.0%	$103	$199	39.80%
Non-Securitized Manufactured Housing Loan Portfolio II	3,072	2,308	115	15.46%	10.03%	5.5	9.1%	346	2,488	15.54%
Total Residential Mortgage Loans Held-for-Sale, Net (F)	$3,645	$2,471	130	17.00%	9.67%	4.7	7.7%	$449	$2,687	17.34%
Securitized Manufactured Housing Loan Portfolio I	$118,746	$100,124	3,172	9.48%	8.66%	6.8	0.8%	$1,558	$112,316	9.51%
Securitized Manufactured Housing Loan Portfolio II	153,193	150,123	5,381	7.54%	9.63%	5.6	16.8%	2,775	175,120	7.55%
Residential Loans	56,131	42,214	198	7.41%	2.56%	6.2	100.0%	9,852	43,800	7.92%
Total Residential Mortgage Loans Held- for-Investment, Net (E) (F)	$328,070	$292,461	8,751	8.19%	8.07%	6.1	25.2%	$14,185	$331,236	8.26%
Subprime Mortgage Loans Subject to Call Option	$406,217	$405,814							$404,723

(A)
The aggregate United States federal income tax basis for such assets at December 31, 2012 was approximately $1.3 billion (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.8 million for the manufactured housing loans.

(B)	The weighted average maturity is based on the timing of expected principal reduction on the assets.

(C)
Includes loans that are 60 days or more past due (including loans that are in foreclosure and borrowers’ in bankruptcy) or considered real estate owned (“REO”). As of December 31, 2012 and December 31, 2011, $137.7 million and $117.2 million face amount of real estate related loans, respectively, was on non-accrual status.

(D)	Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows:

		December 31, 2012
		Outstanding Face Amount	Carrying Value	Prior Liens (1)	Loan Count	Yield (2)	Coupon (2)	Weighted Average Maturity (Years)
Loan Type
Individual Bank Loan	(3)	$158,991	$128,991	607,130	1	24.85%	15.55%	6.50
Individual Mezzanine Loan	(5)	68,741	68,741	721,776	1	8.65%	8.65%	3.50
Individual Mezzanine Loan	(4)	53,510	53,510	815,728	1	10.00%	10.46%	1.50
Individual B-Note Loan	(4)	50,000	50,000	225,000	1	8.54%	5.93%	3.25
Individual Bank Loan	(6)	128,230	47,637	—	1	6.28%	2.22%	1.66
Individual B-Note Loan	(4)	53,574	46,672	2,065,615	1	12.00%	3.09%	1.75
Individual Mezzanine Loan	(4)	45,000	45,000	317,000	1	9.95%	9.25%	2.00
Individual Mezzanine Loan	(4)	40,000	40,000	324,940	1	8.42%	8.00%	1.17
Individual Mezzanine Loan	(4)	38,510	38,510	815,728	1	12.00%	12.19%	1.50
Individual Mezzanine Loan	(4)	36,485	36,485	214,243	1	8.67%	8.00%	1.58
Individual Mezzanine Loan	(4)	36,667	35,017	745,600	1	8.00%	7.00%	3.25
Individual Whole Loan	(7)	29,117	29,117	—	1	5.15%	3.69%	1.12
Others	(8)	382,260	223,452		21	11.78%	7.11%	1.86
		$1,121,085	$843,132		33	12.15%	7.98%	2.62

(1)	Represents face amount of third party liens that are senior to Newcastle’s position.

(2)	For others, represents weighted average yield and weighted average coupon.

(3)	Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015.

(4)	Interest only payments over life to maturity and balloon principal payment upon maturity.

(5)	Principal repayment based on a 30-year amortization schedule after July 2013.

(6)	Annual amortization payment equal to 50% of excess cash flow.

(7)	Interest only payment over life to maturity with a discounted pay off option prior to April 2014.

(8)
Various terms of payment. This represents $104.7 million, $208.9 million, $67.7 million and $1.0 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the twenty one loans had a carrying value of less than $25.3 million at December 31, 2012.

(E)	The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	REO	Total Past Due	Current	Total Outstanding Face Amount
Securitized Manufactured Housing Loan Portfolio I	$690	$275	$791	$492	$2,248	$116,498	$118,746
Securitized Manufactured Housing Loan Portfolio II	$1,158	$501	$1,512	$762	$3,933	$149,260	$153,193
Residential Loans	$—	$488	$9,250	$114	$9,852	$46,279	$56,131

Newcastle’s management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

(F)	Loans acquired at a discount for credit quality.

Schedule of Large Loans
(D)	Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows:

		December 31, 2012
		Outstanding Face Amount	Carrying Value	Prior Liens (1)	Loan Count	Yield (2)	Coupon (2)	Weighted Average Maturity (Years)
Loan Type
Individual Bank Loan	(3)	$158,991	$128,991	607,130	1	24.85%	15.55%	6.50
Individual Mezzanine Loan	(5)	68,741	68,741	721,776	1	8.65%	8.65%	3.50
Individual Mezzanine Loan	(4)	53,510	53,510	815,728	1	10.00%	10.46%	1.50
Individual B-Note Loan	(4)	50,000	50,000	225,000	1	8.54%	5.93%	3.25
Individual Bank Loan	(6)	128,230	47,637	—	1	6.28%	2.22%	1.66
Individual B-Note Loan	(4)	53,574	46,672	2,065,615	1	12.00%	3.09%	1.75
Individual Mezzanine Loan	(4)	45,000	45,000	317,000	1	9.95%	9.25%	2.00
Individual Mezzanine Loan	(4)	40,000	40,000	324,940	1	8.42%	8.00%	1.17
Individual Mezzanine Loan	(4)	38,510	38,510	815,728	1	12.00%	12.19%	1.50
Individual Mezzanine Loan	(4)	36,485	36,485	214,243	1	8.67%	8.00%	1.58
Individual Mezzanine Loan	(4)	36,667	35,017	745,600	1	8.00%	7.00%	3.25
Individual Whole Loan	(7)	29,117	29,117	—	1	5.15%	3.69%	1.12
Others	(8)	382,260	223,452		21	11.78%	7.11%	1.86
		$1,121,085	$843,132		33	12.15%	7.98%	2.62

(1)	Represents face amount of third party liens that are senior to Newcastle’s position.

(2)	For others, represents weighted average yield and weighted average coupon.

(3)	Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015.

(4)	Interest only payments over life to maturity and balloon principal payment upon maturity.

(5)	Principal repayment based on a 30-year amortization schedule after July 2013.

(6)	Annual amortization payment equal to 50% of excess cash flow.

(7)	Interest only payment over life to maturity with a discounted pay off option prior to April 2014.

(8)
Various terms of payment. This represents $104.7 million, $208.9 million, $67.7 million and $1.0 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the twenty one loans had a carrying value of less than $25.3 million at December 31, 2012.

Aging Schedule of Past Due Residential Loans Held For Investment
(E)	The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Over 90 Days Past Due	REO	Total Past Due	Current	Total Outstanding Face Amount
Securitized Manufactured Housing Loan Portfolio I	$690	$275	$791	$492	$2,248	$116,498	$118,746
Securitized Manufactured Housing Loan Portfolio II	$1,158	$501	$1,512	$762	$3,933	$149,260	$153,193
Residential Loans	$—	$488	$9,250	$114	$9,852	$46,279	$56,131

Newcastle’s management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

Schedule of Real Estate Related Loans By Maturity
The following is a summary of real estate related loans by maturity at December 31, 2012:

	Outstanding		Number of
Year of Maturity (1)	Face Amount	Carrying Value	Loans
Delinquent (2)	$12,000	$—	1
2013	96,942	44,850	4
2014	445,380	273,288	12
2015	59,907	56,185	5
2016	236,892	235,242	5
2017	95,359	90,161	4
Thereafter	174,605	143,406	2
Total	$1,121,085	$843,132	33

(1)	Based on the final extended maturity date of each loan investment as of December 31, 2012.
(2)	Includes loans that are non-performing, in foreclosure, or under bankruptcy.

Schedule of Activity in Carrying Value of Real Estate Loans and Residential Mortgage Loans
Activities relating to the carrying value of our real estate loans and residential mortgage loans are as follows:

	Held for Sale		Held for Investment

	Real Estate Related Loans	Residential Mortgage Loans	Residential Mortgage Loans
December 31, 2009	$573,862	$383,647	$—
Purchases / additional fundings	113,733	—	—
Interest accrued to principal balance	12,535	—	—
Principal paydowns	(136,078)	(34,781)	(10,916)
Sales	(51,225)	—	—
Transfer to held for investment	—	(135,942)	135,942
Transfer to other investments	(24,907)	—	—
Valuation (allowance) reversal on loans	299,620	41,227	(960)
Accretion of loan discount and other amortization	—	—	1,035
Deconsolidation of CDO VII	(5,453)	—	—
Other	518	(938)	(127)
December 31, 2010	$782,605	$253,213	$124,974
Purchases / additional fundings	384,850	—	—
Interest accrued to principal balance	19,507	—	—
Principal paydowns	(270,767)	(8,818)	(30,514)
Sales	(125,141)	—	—
Transfer to held for investment	—	(238,721)	238,721
Valuation (allowance) reversal on loans	21,629	(2,864)	(3,602)
Accretion of loan discount and other amortization	(7)	—	2,371
Other	904	(123)	(714)
December 31, 2011	$813,580	$2,687	$331,236
Purchases / additional fundings	109,491	—	—
Interest accrued to principal balance	22,835	—	—
Principal paydowns	(129,950)	(686)	(38,182)
Valuation (allowance) reversal on loans	28,213	493	(4,119)
Loss on repayment of loans held for sale	(1,614)	—	—
Accretion of loan discount and other amortization	—	—	4,002
Other	577	(23)	(476)
December 31, 2012	$843,132	$2,471	$292,461

Rollforward for loss allowance related to real estate loans
The following is a rollforward of the related loss allowance:

	Held for Sale		Held for Investment
	Real Estate Related Loans	Residential Mortgage Loans	Residential Mortgage Loans (C)
Balance at December 31, 2010	$(321,591)	$(25,193)	$(21,350)
Charge-offs (A)	71,945	4,232	5,802
Reclassified as accretable discount (B)	—	—	14,439
Transfer to held-for-investment	—	21,364	(21,364)
Valuation (allowance) reversal on loans	21,629	(2,864)	(3,602)
Balance at December 31, 2011	$(228,017)	$(2,461)	$(26,075)
Charge-offs (A)	17,742	896	7,716
Valuation (allowance) reversal on loans	28,213	493	(4,119)
Balance at December 31, 2012	$(182,062)	$(1,072)	$(22,478)

(A)	The charge-offs for real estate related loans represent two and six loans which were written off, sold, restructured, or paid off at a discounted price during 2012 and 2011, respectively.
(B)
Represents the accretable discount of the residential loans upon the reclassification from held-for-sale to held-for-investment, which will be recognized prospectively as an adjustment of the loans’ yield over the expected life of the loans.

(C)	The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.

Schedule of details subprime mortgage loans

	Subprime Portfolio
	I	II
Date of acquisition	March 2006	March 2007
Original number of loans (approximate)	11,300	7,300
Predominant origination date of loans	2005	2006
Original face amount of purchase	$1.5 billion	$1.3 billion

Pre-securitization loan write-down	($4.1 million)	($5.8 million)
Gain on pre-securitization hedge	$5.5 million	$5.8 million
Gain on sale	Less than $0.1 million	$0.1 million

Securitization date	April 2006	July 2007
Face amount of loans at securitization	$1.5 billion	$1.1 billion
Face amount of notes sold by trust	$1.4 billion	$1.0 billion
Stated maturity of notes	March 2036	April 2037
Face amount of notes retained by Newcastle	$37.6 million	$38.8 million
Fair value of equity retained by Newcastle	$62.4 million (A)	$46.7 million (A)
Key assumptions in measuring such fair value (A):
Weighted average life (years)	3.1	3.8
Expected credit losses	5.3%	8.0%
Weighted average constant prepayment rate	28.0%	30.1%
Discount rate	18.8%	22.5%

(A)	As of the date of transfer.

Schedule of Holdings in Subprime Mortgage Loans
The following table presents information on the retained interests in the securitizations of Subprime Portfolios I and II at December 31, 2012:

	Subprime Portfolio
	I	II	Total
Total securitized loans (unpaid principal balance) (A)	$423,872	$564,569	$988,441
Loans subject to call option (carrying value)	$299,176	$106,638	$405,814
Retained interests (fair value) (B)	$1,344	$—	$1,344

(A)	Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
(B)
The retained interests include retained bonds of the securitizations. Their fair value is estimated based on pricing models. Newcastle’s residual interests were written off in 2010. The yield of the retained note was 8.36% as of December 31, 2012.

Schedule of details regarding subprime mortgage loans
The following table summarizes certain characteristics of the underlying subprime mortgage loans, and related financing, in the securitizations as of December 31, 2012 (unaudited, except stated otherwise):

	Subprime Portfolio
	I	II
Loan unpaid principal balance (UPB) (A)	$423,872	$564,569
Weighted average coupon rate of loans	5.59%	4.71%
Delinquencies of 60 or more days (UPB) (B)	$109,213	$200,253
Net credit losses for year ended
December 31, 2012	$27,548	$34,866
December 31, 2011	$29,460	$54,217
Cumulative net credit losses	$220,417	$256,719
Cumulative net credit losses as a % of original UPB	14.7%	23.6%
Percentage of ARM loans (C)	51.0%	64.4%
Percentage of loans with loan-to-value ratio >90%	10.4%	17.2%
Percentage of interest-only loans	20.8%	4.1%
Face amount of debt (A) (D)	$418,906	$564,569
Weighted average funding cost of debt (E)	0.57%	1.11%

(A)	Audited.
(B)	Delinquencies include loans 60 or more days past due, in foreclosure, under bankruptcy filing or real estate owned.
(C)
ARM loans are adjustable-rate mortgage loans. An option ARM is an adjustable-rate mortgage that provides the borrower with an option to choose from several payment amounts each month for a specified period of the loan term. None of the loans in the subprime portfolios are option ARMs.

(D)	Excludes face amount of $4.0 million of retained notes for Subprime Portfolio I at December 31, 2012.
(E)	Includes the effect of applicable hedges.

Schedule of Cash Flows of Subprime Mortgage Holdings
Cash flows related to the two securitizations were as follows:

	Subprime Portfolio
	I	II
Net cash inflows from retained interests
Year Ended December 31, 2012	$—	$—

Year Ended December 31, 2011	$29	$77

Year Ended December 31, 2010	$315	$629

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights And Cdo Servicing Rights Tables
Schedule of Excess Mortgage Servicing Rights (MSRs)
The following is a summary of Newcastle’s Excess MSRs:

	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
MSR Pool 1 - Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
MSR Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
MSR Pool 2 - Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
MSR Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
MSR Pool 3 - Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
MSR Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
MSR Pool 4 - Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
MSR Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
MSR Pool 5 - Recapture Agreement		8,493	4,652	17.5%	11.7	(3,841)
	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

	December 31, 2011					Year Ended December 31, 2011
	Unpaid Principal Balance	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Average Maturity (Years) (C)	Changes in Fair Value Recorded in Other Income (Loss) (D)
MSR Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168

MSR Pool 1 - Recapture Agreement	—	6,135	6,334	20.0%	10.3	199
	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
(D)	The portion of the change in fair value of the Recapture Agreement relating to loans recaptured to date is reflected in the respective pool.

Schedule of the Geographic Distribution of the Residential Mortgage Loans for which Excess MSRs are held
The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs:

Percentage of Total Outstanding Unpaid Principal Amount (A)
December 31, 2012		December 31, 2011

State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%
	100.0%		100.0%

INVESTMENTS IN REAL ESTATE (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Real Estate Tables
Schedule of Acquisition of Senior Living Assets
In connection with the acquisitions of the senior living assets described above, the assets acquired and the liabilities assumed were recorded at fair value. A summary of the initial recording of each of the above acquisitions is as follows:

	At Acquisition
	BPM	Utah	Courtyards	Total
Investment in real estate	$126,201	$18,466	$19,400	$164,067
Resident lease intangibles	17,099	3,512	2,100	22,711
Other intangibles	—	600	—	600
Prepaid expenses and other assets	110	122	56	288
Accounts payable, accrued expenses and other payables	(1,834)	(11)	(136)	(1,981)
	141,576	22,689	21,420	185,685
Mortgage notes payable	(88,400)	(16,000)	(16,125)	(120,525)
Net cash paid for acquisition	$53,176	$6,689	$5,295	$65,160
Acquisition related costs (A)	$3,625	$869	$395	$4,889

(A)      Acquisition related costs are included within General and Administrative Expense on the income statement.

Schedule of Specific Information of Acquired Real Estate
The following table sets forth certain information regarding the investments in real estate at December 31, 2012:

		Initial Cost					Gross Carrying Amount (B) (F)
						Costs
					Furniture,	Capitalized				Furniture,		Accumulated
Property Type				Building	Fixtures and	Subsequent to			Building	Fixtures and		Depreciation
(A)	City, State	Land	Building	Improvements	Equipment	Acquisition	Land	Building	Improvements	Equipment	Total	(B)(C)
AL/MC	Scottsdale, AZ	$2,307	$16,845	$146	$101	$30	$2,307	$16,845	$176	$101	$19,429	$(217)
AL/MC	Citrus Heights, CA	831	3,097	87	59	4	831	3,097	105	45	4,078	(51)
AL/MC	Santa Cruz, CA	2,255	20,971	225	58	38	2,255	20,971	278	41	23,545	(273)
AL/MC	Clovis, CA	1,133	16,835	159	45	7	1,133	16,835	165	45	18,178	(209)
IL/AL/MC	Boise, ID	1,465	13,229	405	58	44	1,465	13,229	468	40	15,202	(186)
MC	Corvallis, OR	1,060	4,915	135	8	15	1,060	4,915	148	10	6,133	(64)
AL/MC	Eugene, OR	935	20,431	364	91	54	935	20,431	450	58	21,874	(267)
AL/MC	Cottonwood Heights, UT	1,496	16,201	197	58	26	1,496	16,201	207	74	17,978	(206)
AL/MC	Bountiful, UT	570	9,505	53	50	39	570	9,505	57	85	10,217	(46)
AL	Taylorsville, UT	1,111	3,042	84	39	18	1,111	3,042	86	55	4,294	(18)
IL/AL/MC	Salt Lake City, UT	700	3,262	35	15	21	700	3,262	39	31	4,032	(15)
IL/AL	Fort Worth, TX	2,130	16,343	254	672	—	2,130	16,343	254	672	19,399	(6)
Subtotal Senior Living Facilities		$15,993	$144,676	$2,144	$1,254	$296	$15,993	$144,676	$2,433	$1,257	$164,359	$(1,558)

Other Operating Real Estate (E) (G)
Office Building	Beavercreek, OH	$386	$2,287	$—	$—	$394	$364	$2,170	$370	$—	$2,904	$(701)
Office Building	Beavercreek, OH	401	2,326	—	—	175	381	2,268	97	—	2,746	(476)
Office Building	Beavercreek, OH	382	2,242	—	—	458	361	2,150	359	—	2,870	(671)
Subtotal Other Operating Real Estate		$1,169	$6,855	$—	$—	$1,027	$1,106	$6,588	$826	$—	$8,520	$(1,848)

Total		$17,162	$151,531	$2,144	$1,254	$1,323	$17,099	$151,264	$3,259	$1,257	$172,879	$(3,406)

			Year	No. of Beds/
		Year	Constructed/	Net Rentable	Ending
Property Type		Acquired	Renovated	Sq. Ft.	Occupancy
(A)	City, State	(D)	(D)	(D)	(D)	Encumbrances

Senior Living Facilities:
AL/MC	Scottsdale, AZ	2012	1999/2005	107	75.7%	$12,600
AL/MC	Citrus Heights, CA	2012	1997/2011	78	93.6%	2,940
AL/MC	Santa Cruz, CA	2012	1990/NA	125	95.2%	17,220
AL/MC	Clovis, CA	2012	1998/2007	122	92.6%	11,700
IL/AL/MC	Boise, ID	2012	1997/2011	121	95.0%	12,960
MC	Corvallis, OR	2012	1999/NA	48	89.6%	3,020
AL/MC	Eugene, OR	2012	1998/NA	115	91.3%	15,480
AL/MC	Cottonwood Heights, UT	2012	2001/NA	115	89.6%	12,480
AL/MC	Bountiful, UT	2012	1978/2000	147	83.0%	10,024
AL	Taylorsville, UT	2012	1976/1994	105	88.6%	3,341
IL/AL/MC	Salt Lake City, UT	2012	1984/2007	106	72.6%	2,635
IL/AL	Fort Worth, TX	2012	1986/NA	221	90.0%	16,125
Subtotal Senior Living Facilities						$120,525

Other Operating Real Estate (E) (G)
Office Building	Beavercreek, OH	2006	1984/2006	55,024 Sq. Ft.	82.8%	$—
Office Building	Beavercreek, OH	2006	1985/2006	29,916 Sq. Ft.	100.0%	—
Office Building	Beavercreek, OH	2006	1987/2006	45,500 Sq. Ft.	100.0%	—
Subtotal Other Operating Real Estate						$—

Total						$120,525

See notes on next page.

(A)	AL represents assisted living; MC represents memory care; IL represents independent living.

(B)	The following is a rollforward of the gross carrying amount and accumulated depreciation of real estate for the years ended December 31, 2012, 2011 and 2010.

	Year ended December 31,
	2012	2011	2010
Gross Carrying Amount
Balance at beginning of year	$—	$—	$—
Additions:
Acquisitions of real estate	164,067	—	—
Improvements	296	—	—
Transferred from operating real estate held for sale	8,520	—	—
Disposals:
Disposal of long-lived assets	(4)	—	—
Balance at end of year	$172,879	$—	$—

Accumulated Depreciation
Balance at beginning of year	$—	$—	$—
Additions:
Depreciation expense	(2,750)	—	—
Transferred from assets held for sale	(657)	—	—
Disposals:
Disposal of long-lived assets	1	—	—
Balance at end of year	$(3,406)	$—	$—

(C)	Depreciation is calculated on a straight line basis using the following estimated useful lives:

Estimated
Useful Lives
Land	N/A
Buildings	40 years
Building Improvements	3-10 years
Furniture, Fixtures and Equipment	3-5 years

(D)	Unaudited.
(E)
During the year ended December 31, 2012, Newcastle reclassified the above properties as held for use based on the decision not to proceed with the planned disposition. The decision to withdraw the Beavercreek, Ohio properties from held for sale was made as management believes that the best value can now be obtained through a hold strategy. As a result, the operating results relating to the properties in Beavercreek, Ohio has been reclassified as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010.

The following table summarizes the financial information for the Beavercreek properties reclassified as held for use:

	Year Ended December 31,
	2012	2011	2010
Rental income	$2,049	$1,899	$1,708

Property operating expense	$1,404	$1,110	$1,283
Depreciation and amortization	1,191	12	79
Other operating expense	11	27	11
Total expense	$2,606	$1,149	$1,373

Impairment	—	433	—
Net income (loss)	$(557)	$317	$335

(F)	The aggregate United States federal income tax basis for Newcastle’s operating real estate at December 31, 2012 was approximately $190.1 million.
(G)	The other operating real estate was pledged as collateral in one of Newcastle’s non-recourse financing structures at December 31, 2012.

Rollforward of Investments in Real Estate
(B)	The following is a rollforward of the gross carrying amount and accumulated depreciation of real estate for the years ended December 31, 2012, 2011 and 2010.

	Year ended December 31,
	2012	2011	2010
Gross Carrying Amount
Balance at beginning of year	$—	$—	$—
Additions:
Acquisitions of real estate	164,067	—	—
Improvements	296	—	—
Transferred from operating real estate held for sale	8,520	—	—
Disposals:
Disposal of long-lived assets	(4)	—	—
Balance at end of year	$172,879	$—	$—

Accumulated Depreciation
Balance at beginning of year	$—	$—	$—
Additions:
Depreciation expense	(2,750)	—	—
Transferred from assets held for sale	(657)	—	—
Disposals:
Disposal of long-lived assets	1	—	—
Balance at end of year	$(3,406)	$—	$—

Schedule of Useful Lives
(C)	Depreciation is calculated on a straight line basis using the following estimated useful lives:

Estimated
Useful Lives
Land	N/A
Buildings	40 years
Building Improvements	3-10 years
Furniture, Fixtures and Equipment	3-5 years

Schedule of Operating Real Estate reclassified as Held For Use
The following table summarizes the financial information for the Beavercreek properties reclassified as held for use:

	Year Ended December 31,
	2012	2011	2010
Rental income	$2,049	$1,899	$1,708

Property operating expense	$1,404	$1,110	$1,283
Depreciation and amortization	1,191	12	79
Other operating expense	11	27	11
Total expense	$2,606	$1,149	$1,373

Impairment	—	433	—
Net income (loss)	$(557)	$317	$335

Schedule of Operating Real Estate Held for Sale
The following is a reconciliation of operating real estate held for sale:

	Year Ended December 31,
	2012	2011	2010
Operating real estate held for sale
Balance at beginning of year	$7,741	$8,776	$9,966
Impairment	—	(433)	(260)
Leasing commission capitalized	122	—	—
Amortization of leasing commissions	—	(13)	(90)
Proceeds from sale of real estate held for sale	—	(650)	(840)
Gain on sale	—	61	—
Transferred to investments in real estate (held for use)	(7,863)	—	—
Balance at end of year	$—	$7,741	$8,776

Schedule of future minimum rental payments
The following is a schedule of the future minimum rental payments to be received under non-cancelable operating leases for the office buildings in Beavercreek, Ohio:

2013	$1,414
2014	1,328
2015	882
2016	819
2017	819
Thereafter	—
Total	$5,262

Schedule of Discontinued Operations
The following table summarizes the financial information for the discontinued operations relating to properties sold:

	Year Ended December 31,
	2012	2011	2010

Rental income	$—	$136	$427
Expenses	66	208	537
Impairment	—	—	260
Net gain on sale	—	61	—
Other income	(2)	—	27
Net income (loss)	$(68)	$(11)	$(343)

INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Intangibles Tables
Schedule of Intangibles in Senior Living Real Estate
The following table summarizes Newcastle’s intangibles related to its senior living real estate:

	December 31, 2012			December 31, 2011

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
In-place resident lease intangibles	$22,711	$(4,205)	$18,506	$—	$—	$—
Non-compete intangibles	600	(20)	580	—	—	—
Total intangibles	$23,311	$(4,225)	$19,086	$—	$—	$—

Schedule of Expected Amortization of Senior Living Intangibles
The unamortized balance of in-place lease and other intangible assets at December 31, 2012 will be charged to depreciation and amortization expense through 2017 as follows:

2013	$11,475
2014	7,271
2015	120
2016	120
2017	100
Thereafter	—
$19,086

FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments Tables
Schedule Of Carrying Value and Fair Value Of Assets and Liabilities
The carrying values and estimated fair values of Newcastle’s assets and liabilities at December 31, 2012 and 2011 were as follows:

	December 31, 2012							December 31, 2011
	Principal				Weighted	Weighted
	Balance or				Average	Average
	Notional	Carrying	Estimated		Yield/Funding	Maturity		Carrying	Estimated
	Amount	Value	Fair Value	Fair Value Method (A)	Cost	(Years)		Value	Fair Value
Assets
Financial instruments:
Real estate securities, available-for-sale*	$2,078,101	$1,691,575	$1,691,575	Broker quotations, counterparty quotations, pricing services, pricing models	4.69%	4.0		$1,731,744	$1,731,744
Real estate related loans, held-for-sale, net	1,121,085	843,132	853,102	Broker quotations, counterparty quotations, pricing services, pricing models	12.15%	2.6		813,580	819,249
Residential mortgage loans, held-for-investment, net	328,070	292,461	297,030	Pricing models	8.19%	6.1		331,236	330,277
Residential mortgage loans, held-for-sale, net	3,645	2,471	2,471	Pricing models	17.00%	4.7		2,687	2,687
Subprime mortgage loans subject to call option (B)	406,217	405,814	405,814	(B)	9.09%	(B	)	404,723	404,723
Restricted cash*	2,064	2,064	2,064					105,040	105,040
Cash and cash equivalents*	231,898	231,898	231,898					157,347	157,347
Derivative assets, treated as hedges (C)(E)*	—	—	—	Counterparty quotations	N/A	(C	)	1,092	1,092
Non-hedge derivative assets (D)(E)*	23,400	165	165	Counterparty quotations	N/A	(D	)	862	862
Investments in real estate and intangibles, net		188,559	194,878	Broker quotations, recent purchase price				—	—
Operating real estate, held-for-sale		—	—					7,741	7,741
Other investments		24,907	13,165	Pricing models				24,907	24,907
Receivables and other assets		17,197	17,197					26,854	26,854
Assets of discontinued operations	76,560,751	245,069	245,069	Pricing models	17.59%	5.4		43,986	43,986
		$3,945,312	$3,954,428					$3,651,799	$3,656,509

Liabilities
Financial instruments:
CDO bonds payable	$1,090,915	$1,091,354	$781,856	Pricing models	2.08%	2.5		$2,403,605	$1,500,307
Other bonds and notes payable	187,963	183,390	190,302	Broker quotations, pricing models	5.07%	4.0		200,377	203,136
Repurchase agreements	929,435	929,435	929,435	Market comparables	0.81%	0.1		239,740	239,740
Mortgage notes payable	120,525	120,525	120,525	Pricing models	3.79%	5.8		—	—
Financing of subprime mortgage loans subject to call option (B)	406,217	405,814	405,814	(B)	9.09%	(B	)	404,723	404,723
Junior subordinated notes payable	51,004	51,243	31,545	Pricing models	7.40%	22.3		51,248	30,145
Interest rate swaps, treated as hedges (C)(E)*	154,450	12,175	12,175	Counterparty quotations	N/A	(C	)	90,025	90,025
Non-hedge derivatives (D)(E)*	294,203	19,401	19,401	Counterparty quotations	N/A	(D	)	29,295	29,295
Due to affiliates		3,620	3,620					1,659	1,659
Dividends payable, accrued expenses and other liabilities		54,815	54,815					34,808	34,808
Liabilities of discontinued operations		480	480					4,230	4,230
		$2,872,252	$2,549,968					$3,459,710	$2,538,068

*Measured at fair value on a recurring basis.

(A)
Methods are listed in order of priority. In the case of real estate securities and real estate related loans, broker quotations are obtained if available and practicable, otherwise counterparty quotations or pricing service valuations are obtained or, finally, internal pricing models are used. Internal pricing models are only used for (i) securities and loans that are not traded in an active market, and, therefore, have little or no price transparency, and for which significant unobservable inputs must be used in estimating fair value, or (ii) loans or debt obligations which are private and untraded.

(B)
These two items results from an option, not an obligation, to repurchase loans from Newcastle’s subprime mortgage loan securitizations (Note 6), are noneconomic until such option is exercised, and are equal and offsetting.

(C)	Represents derivative agreements as follows:

Year of Maturity	Weighted Average Month of Maturity	Aggregate Notional Amount	Weighted Average Fixed Pay Rate / Cap Rate	Aggregate Fair Value Asset / (Liability)

Interest rate swap agreements which receive 1-Month LIBOR:
2016	Apr	$154,450	5.04%	$(12,175)

(D)
This represents two interest rate swap agreements with a total notional balance of $294.2 million, maturing in March 2014 and March 2015, respectively, and an interest rate cap agreement with a notional balance of $23.4 million, maturing in August 2019. Newcastle entered into these agreements to reduce its exposure to interest rate changes on the floating rate financings of CDO IV, CDO VI and the senior living assets. These derivative agreements were not designated as hedges for accounting purposes as of December 31, 2012.

(E)
Newcastle’s derivatives fall into two categories. As of December 31, 2012, all derivatives were held within Newcastle’s nonrecourse CDO structures. An aggregate notional balance of $448.7 million, which were liabilities at period end, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs’ total investments exceeded the fair value of each of the CDOs’ derivative liabilities, no credit valuation adjustments were recorded. A notional balance of $23.4 million was an asset at period end and therefore are subject to the counterparty’s credit risk. No adjustments have been made to the fair value quotations received related to credit risk as a result of the counterparty’s “AA” credit rating. Newcastle’s significant derivative counterparties include Bank of America, Credit Suisse, and Wells Fargo.

(F)
Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle’s exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. As a result, the fair value of Newcastle’s net investments in these non-recourse financing structures is equal to the present value of their expected future net cash flows.

(G)	Newcastle notes that the unrealized gain on the liabilities within such structures cannot be fully realized.
(H)	The notional amount represents the total unpaid principal balance of the mortgage loans on which Newcastle is entitled to receive 65% of the Excess MSRs on performing loans.

Schedule of Fair Value Of Derivative Assets and Liabilities
(C)	Represents derivative agreements as follows:

Year of Maturity	Weighted Average Month of Maturity	Aggregate Notional Amount	Weighted Average Fixed Pay Rate / Cap Rate	Aggregate Fair Value Asset / (Liability)

Interest rate swap agreements which receive 1-Month LIBOR:
2016	Apr	$154,450	5.04%	$(12,175)

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a recurring basis at December 31, 2012:

			Fair Value
	Principal Balance or Notional Amount	Carrying Value	Level 2	Level 3A	Level 3B	Total
Assets:
Real estate securities, available for sale:
CMBS	$474,992	$376,391	$—	$330,026	$46,365	$376,391
REIT debt	62,700	66,174	66,174	—	—	66,174
ABS - subprime	558,215	355,975	—	330,021	25,954	355,975
ABS - other real estate	10,098	1,475	—	798	677	1,475
FNMA / FHLMC	768,619	820,535	820,535	—	—	820,535
CDO	203,477	71,025	—	65,027	5,998	71,025
Real estate securities total	$2,078,101	1,691,575	886,709	725,872	78,994	1,691,575

Investments in Excess MSRs (1)	$76,560,751	$245,036	$—	$—	$245,036	$245,036

Derivative assets:
Interest rate caps, not treated as hedges	$23,400	$165	$165	$—	$—	$165
Derivative assets total	$23,400	$165	$165	$—	$—	$165

Liabilities:
Derivative Liabilities:
Interest rate swaps, treated as hedges	$154,450	$12,175	$12,175	$—	$—	$12,175
Interest rate swaps, not treated as hedges	294,203	19,401	19,401	—	—	19,401
Derivative liabilities total	$448,653	$31,576	$31,576	$—	$—	$31,576

(1)	The notional amount represents the total unpaid principal balance of the mortgage loans. Generally, Newcastle does not receive an excess mortgage servicing amount on nonperforming loans.

Schedule of Change in Fair Value of Level 3 Investments
Newcastle’s investments in instruments (excluding the Excess MSRs, see below) measured at fair value on a recurring basis using Level 3 inputs changed as follows:

	Level 3A Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2010	$840,227	$331,904	$83,582	$36,193	$—	$1,291,906
Transfers (A)
Transfers from Level 3B	41,158	25,000	19,950	718	2,641	89,467
Transfers into Level 3B	(88,464)	(24,826)	(15,031)	(7,548)	(2,475)	(138,344)
CDO V Deconsolidation	(59,970)	(55,838)	(5,107)	—	—	(120,915)
Total gains (losses) (B)
Included in net income (loss) (C)	42,597	579	(23)	(113)	—	43,040
Included in other comprehensive income (loss)	(106,500)	38,583	(9,158)	(716)	(11,461)	(89,252)
Amortization included in interest income	23,878	5,883	5,210	338	3,376	38,685
Purchases, sales and settlements
Purchases	313,857	27,262	29,359	7,548	69,308	447,334
Proceeds from sales	(139,387)	(54,885)	(6,573)	—	—	(200,845)
Proceeds from repayments	(51,113)	(161,227)	(36,068)	(5,232)	(9,342)	(262,982)
Balance at December 31, 2011	$816,283	$132,435	$66,141	$31,188	$52,047	$1,098,094

	Level 3B Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total

Balance at December 31, 2010	$107,457	$21,146	$94,424	$8,985	$4,282	$236,294
Transfers (A)
Transfers from Level 3A	88,464	24,826	15,031	7,548	2,475	138,344
Transfers into Level 3A	(41,158)	(25,000)	(19,950)	(718)	(2,641)	(89,467)
CDO V Deconsolidation	(32,289)	(1,908)	(14,568)	(3,833)	—	(52,598)
Total gains (losses) (B)
Included in net income (loss) (C)	7,972	722	(1,332)	(287)	2,273	9,348
Included in other comprehensive income (loss)	32,374	1,743	3,766	(3,200)	(3,346)	31,337
Amortization included in interest income	17,055	163	8,796	911	617	27,542
Purchases, sales and settlements
Purchases	13,634	25,000	25	—	10,192	48,851
Proceeds from sales	(27,400)	(721)	(8,624)	(348)	(3,884)	(40,977)
Proceeds from repayments	(25,487)	(6,493)	(15,087)	(2,139)	(6,029)	(55,235)
Balance at December 31, 2011	$140,622	$39,478	$62,481	$6,919	$3,939	$253,439

	Level 3A Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2011	$816,283	$132,435	$66,141	$31,188	$52,047	$1,098,094
Transfers (A)
Transfers from Level 3B	6,056	21,823	28,048	—	—	55,927
Transfers into Level 3B	(28,467)	(14,105)	(11,057)	(5)	—	(53,634)
CDO X Deconsolidation	(634,036)	(40,172)	(70,607)	(25,883)	—	(770,698)
Total gains (losses) (B)
Included in net income (loss) (C)	1,190	—	(8)	—	—	1,182
Included in other comprehensive income (loss)	32,373	11,490	26,159	(629)	12,823	82,216
Amortization included in interest income	24,845	1,410	10,805	(11)	5,211	42,260
Purchases, sales and settlements
Purchases	71,968	—	315,475	—	—	387,443
Proceeds from sales	(24,551)	—	—	—	—	(24,551)
Proceeds from repayments	(40,086)	(8,430)	(34,935)	(3,862)	(5,054)	(92,367)
Balance at December 31, 2012	$225,575	$104,451	$330,021	$798	$65,027	$725,872

	Level 3B Assets
	CMBS		ABS		Equity/Other
	Conduit	Other	Subprime	Other	Securities	Total
Balance at December 31, 2011	$140,622	$39,478	$62,481	$6,919	$3,939	$253,439
Transfers (A)
Transfers from Level 3A	28,467	14,105	11,057	5	—	53,634
Transfers into Level 3A	(6,056)	(21,823)	(28,048)	—	—	(55,927)
CDO X Deconsolidation	(133,624)	—	(16,097)	(291)	—	(150,012)
Total gains (losses) (B)
Included in net income (loss) (C)	(6,137)	(396)	836	(4,092)	—	(9,789)
Included in other comprehensive income (loss)	(9,836)	1,025	2,414	2,368	2,302	(1,727)
Amortization included in interest income	8,693	367	6,886	299	446	16,691
Purchases, sales and settlements
Purchases	44,119	—	—	—	—	44,119
Proceeds from sales	(18,708)	—	(3,295)	(3,743)	—	(25,746)
Proceeds from repayments	(18,346)	(15,585)	(10,280)	(788)	(689)	(45,688)
Balance at December 31, 2012	$29,194	$17,171	$25,954	$677	$5,998	$78,994

(A)	Transfers are assumed to occur at the beginning of the quarter. CDO V was deconsolidated on June 17, 2011 and CDO X was deconsolidated on September 12, 2012.
(B)	None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
(C)	These gains (losses) are recorded in the following line items in the consolidated statements of income:

	Year Ended December 31,
	2012		2011
	Level 3A	Level 3B	Level 3A	Level 3B
Gain (loss) on settlement of investments, net	$1,196	$9,000	$44,560	$22,895
Other income (loss), net	—	—	—	—
OTTI	(14)	(18,789)	(1,520)	(13,547)
Total	$1,182	$(9,789)	$43,040	$9,348
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period	$—	$—	$—	$—

Schedule of Gains Losses on Fair Value of RE Securities
(C)	These gains (losses) are recorded in the following line items in the consolidated statements of income:

	Year Ended December 31,
	2012		2011
	Level 3A	Level 3B	Level 3A	Level 3B
Gain (loss) on settlement of investments, net	$1,196	$9,000	$44,560	$22,895
Other income (loss), net	—	—	—	—
OTTI	(14)	(18,789)	(1,520)	(13,547)
Total	$1,182	$(9,789)	$43,040	$9,348
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period	$—	$—	$—	$—

Schedule of Securities Valuation Methodology And Results
As of December 31, 2012, Newcastle’s securities valuation methodology and results are further detailed as follows:

			Fair Value
	Outstanding	Amortized			Internal
	Face	Cost	Multiple	Single	Pricing
Asset Type	Amount (A)	Basis (B)	Quotes (C)	Quote (D)	Models (E)	Total

CMBS	$474,992	$336,966	$255,784	$74,242	$46,365	$376,391
REIT debt	62,700	62,069	34,809	31,365	—	66,174
ABS - subprime	558,215	321,801	290,731	39,290	25,954	355,975
ABS - other real estate	10,098	1,547	—	798	677	1,475
FNMA / FHLMC	768,619	818,866	395,131	425,404	—	820,535
CDO	203,477	67,538	—	65,027	5,998	71,025
Total	$2,078,101	$1,608,787	$976,455	$636,126	$78,994	$1,691,575

(A)	Net of incurred losses.
(B)	Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
(C)
Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being most representative of fair value and did not use an average of the quotes. Even if Newcastle receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes Newcastle receives. Management believes using an average of the quotes in these cases would generally not represent the fair value of the asset. Based on Newcastle’s own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. Newcastle never adjusts quotes received. These quotations are generally received via email and contain disclaimers which state that they are “indicative” and not “actionable” – meaning that the party giving the quotation is not bound to actually purchase the security at the quoted price.

(D)	Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.
(E)	Securities whose fair value was estimated based on internal pricing models are further detailed as follows:

				Unrealized
	Amortized		Impairment	Gains (Losses)	Weighted Average Significant Input
	Cost	Fair	Recorded in	in Accumulated	Discount	Prepayment	Cumulative	Loss
Asset Type	Basis (B)	Value	Current Year	OCI	Rate	Speed (F)	Default Rate	Severity

CMBS - conduit	$23,648	$29,193	$4,418	$5,545	10%	N/A	21%	39%
CMBS - Large loan / single borrower	18,326	17,172	—	(1,154)	6%	N/A	18%	40%
ABS - subprime	13,741	25,954	719	12,213	8%	2%	60%	75%
ABS - other real estate	455	677	64	222	8%	0%	44%	100%
CDO	3,979	5,998	—	2,019	18%	4%	69%	93%
Total	$60,149	$78,994	$5,201	$18,845

All of the significant inputs listed have some degree of market observability, based on Newcastle’s knowledge of the market, relationships with market participants, and use of common market data sources. Collateral prepayment, default and loss severity projections are in the form of “curves” or “vectors” that vary for each monthly collateral cash flow projection. Methods used to develop these projections vary by asset class (e.g., CMBS projections are developed differently than Home Equity ABS projections) but conform to industry conventions.  Newcastle uses assumptions that generate its best estimate of future cash flows of each respective security.

The prepayment vector specifies the percentage of the collateral balance that is expected to voluntarily pay off at each point in the future. The prepayment vector is based on projections from a widely published investment bank model, which considers factors such as collateral FICO score, loan-to-value ratio, debt-to-income ratio, and vintage on a loan level basis. This vector is scaled up or down to match recent collateral-specific prepayment experience, as obtained from remittance reports and market data services.

Loss severities are based on recent collateral-specific experience with additional consideration given to collateral characteristics. Collateral age is taken into consideration because severities tend to initially increase with collateral age before eventually stabilizing. Newcastle typically uses projected severities that are higher than the historic experience for collateral that is relatively new to account for this effect. Collateral characteristics such as loan size, lien position, and location (state) also effect loss severity. Newcastle considers whether a collateral pool has experienced a significant change in its composition with respect to these factors when assigning severity projections.

Default vectors are determined from the current “pipeline” of loans that are more than 90 days delinquent, in foreclosure, or are real estate owned (REO). These significantly delinquent loans determine the first 24 months of the default vector. Beyond month 24, the default vector transitions to a steady-state value that is generally equal to or greater than that given by the widely published investment bank model.

The discount rates Newcastle uses are derived from a range of observable pricing on securities backed by similar collateral and offered in a live market. As the markets in which Newcastle transacts have become less liquid, Newcastle has had to rely on fewer data points in this analysis.

(F)	Projected annualized average prepayment rate.

Securities valued based on internal pricing models

(E)	Securities whose fair value was estimated based on internal pricing models are further detailed as follows:

				Unrealized
	Amortized		Impairment	Gains (Losses)	Weighted Average Significant Input
	Cost	Fair	Recorded in	in Accumulated	Discount	Prepayment	Cumulative	Loss
Asset Type	Basis (B)	Value	Current Year	OCI	Rate	Speed (F)	Default Rate	Severity

CMBS - conduit	$23,648	$29,193	$4,418	$5,545	10%	N/A	21%	39%
CMBS - Large loan / single borrower	18,326	17,172	—	(1,154)	6%	N/A	18%	40%
ABS - subprime	13,741	25,954	719	12,213	8%	2%	60%	75%
ABS - other real estate	455	677	64	222	8%	0%	44%	100%
CDO	3,979	5,998	—	2,019	18%	4%	69%	93%
Total	$60,149	$78,994	$5,201	$18,845

Schedule of fair value for real estate related loans and residential mortgage loans held for sale
The following tables summarize certain information for real estate related loans and residential mortgage loans held-for-sale as of December 31, 2012:

				Valuation	Significant Input
	Outstanding			Allowance/	Range		Weighted Average
	Face	Carrying	Fair	(Reversal) In	Discount	Loss	Discount	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Severity	Rate	Severity
Mezzanine	$527,793	$442,529	$451,812	$4,049	6.5% - 25.0%	0.0% - 100.0%	10.1%	10.6%
Bank Loan	391,904	208,863	208,863	(19,123)	6.3% - 36.3%	0.0% - 100.0%	18.9%	37.6%
B-Note	171,258	161,610	162,285	(13,139)	8.0% - 15.0%	0.0%	10.4%	0.0%
Whole Loan	30,130	30,130	30,142	—	5.1% - 7.1%	0.0% - 15.0%	5.2%	14.5%
Total Real Estate Related Loans Held for Sale, Net	$1,121,085	$843,132	$853,102	$(28,213)

				Valuation
	Outstanding			Allowance/	Significant Input (Weighted Average)
	Face	Carrying	Fair	(Reversal) In	Discount	Prepayment	Cumulative	Loss
Loan Type	Amount	Value	Value	Current Year	Rate	Speed	Default Rate	Severity
Non-securitized Manufactured Housing Loans I	$573	$163	$163	$3	38.8%	0.0%	52.9%	75.0%
Non-securitized Manufactured Housing Loans II	3,072	2,308	2,308	(496)	15.5%	5.0%	3.5%	80.0%
Total Residential Mortgage Loans Held for Sale, Net	$3,645	$2,471	$2,471	$(493)

Schedule of fair value for residential mortgage loans held for investment
The following table summarizes certain information for residential mortgage loans held-for-investment as of December 31, 2012:

					Significant Input (Weighted Average)
Loan Type	Outstanding Face Amount	Carrying Value	Fair Value	Valuation Allowance/ (Reversal) In Current Year	Discount Rate	Prepayment Speed	Constant Default Rate	Loss Severity
Securitized Manufactured Housing Loans I	$118,746	$100,124	$99,964	$(49)	9.5%	4.0%	4.0%	75.0%
Securitized Manufactured Housing Loans II	153,193	150,123	148,441	3,926	7.5%	5.0%	3.5%	80.0%
Residential Loans	56,131	42,214	48,625	242	7.4%	4.7%	2.8%	46.6%
Total Residential Mortgage Loans, Held-for-Investment, Net	$328,070	$292,461	$297,030	$4,119

Schedule of Fair Value Inputs in Valuing Excess MSRs

The following table summarizes certain information regarding the inputs used in valuing the Excess MSRs investments as of December 31, 2012:

	Significant Input Ranges
	Prepayment Speed (A)	Delinquency (B)		Recapture Rate (C)	Excess Mortgage Servicing Amount (D)	Discount Rate
MSR Pool 1	17.1%	10.0%		35.0%	29 bps	18.0%
MSR Pool 1 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	18.0%
MSR Pool 2	16.7%	11.0%		35.0%	23 bps	17.3%
MSR Pool 2 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.3%
MSR Pool 3	16.9%	12.1%		35.0%	23 bps	17.6%
MSR Pool 3 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.6%
MSR Pool 4	18.6%	15.9%		35.0%	17 bps	17.9%
MSR Pool 4 - Recapture Agreement	8.0%	10.0%		35.0%	21 bps	17.9%
MSR Pool 5	15.0%	N/A	(E)	20.0%	13 bps	17.5%
MSR Pool 5 - Recapture Agreement	8.0%	N/A	(E)	20.0%	21 bps	17.5%

(A)           Projected annualized weighted average voluntary and involuntary prepayment rate using a prepayment vector.
(B)           Projected percentage of mortgage loans in the pool that are expected to miss their mortgage payments.
(C)           Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
(D)           Weighted average total mortgage servicing amount in excess of the basic fee.
(E)           The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO)

Schedule of MSRs valued on a recurring basis using Level 3B inputs

Newcastle’s MSRs investments measured at fair value on a recurring basis using Level 3B inputs changed as follows:

	Level 3B (A)
	MSR Pool 1	MSR Pool 2	MSR Pool 3	MSR Pool 4	MSR Pool 5	Total
Balance at December 30, 2010
Transfers (B)
Transfers from Level 3A	—	—	—	—	—	—
Transfers into Level 3A	—	—	—	—	—	—
Gains (losses) included in net income (C)	—	—	—	—	—	—
Interest income	367	—	—	—	—	367
Purchases, sales and repayments
Purchases	43,742	—	—	—	—	43,742
Purchase adjustments	1,260	—	—	—	—	1,260
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(1,398)	—	—	—	—	(1,398)
Balance at December 30, 2011	$43,971	$—	$—	$—	$—	$43,971
Transfers (B)
Transfers from Level 3A	—	—	—	—	—	—
Transfers into Level 3A	—	—	—	—	—	—
Gains (losses) included in net income (C)	5,877	1,226	2,780	1,004	(1,864)	9,023
Interest income	7,955	3,450	3,409	1,381	11,293	27,488
Purchases, sales and repayments
Purchases	—	43,872	36,218	15,439	124,813	220,342
Purchase adjustments	(178)	(1,522)	—	—	—	(1,700)
Proceeds from sales	—	—	—	—	—	—
Proceeds from repayments	(16,715)	(7,704)	(6,973)	(2,788)	(19,908)	(54,088)
Balance at December 31, 2012	$40,910	$39,322	$35,434	$15,036	$114,334	$245,036

(A)	Includes the recapture agreement for each respective pool.
(B)	Transfers are assumed to occur at the beginning of the quarter.
(C)
The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) are recorded in “Change in fair value of investments in excess mortgage servicing rights” in the consolidated statement of income.

Schedule of Fair Value of Derivatives

Newcastle’s derivatives are recorded on its balance sheet as follows:

		Fair Value
		December 31,
	Balance sheet location	2012	2011
Derivative Assets
Interest rate caps, designated as hedges	Derivative Assets	$—	$1,092
Interest rate caps, not designated as hedges	Derivative Assets	165	862
		$165	$1,954
Derivative Liabilities
Interest rate swaps, designated as hedges	Derivative Liabilities	$12,175	$90,025
Interest rate swaps, not designated as hedges	Derivative Liabilities	19,401	29,295
		$31,576	$119,320

Schedule of Outstanding Derivatives
The following table summarizes information related to derivatives:

	December 31,
	2012	2011
Cash flow hedges
Notional amount of interest rate swap agreements	$154,450	$848,434
Notional amount of interest rate cap agreements	—	104,205
Amount of (loss) recognized in OCI on effective portion	(12,050)	(69,908)

Deferred hedge gain (loss) related to anticipated financings, which have subsequently occurred, net of amortization	237	299
Deferred hedge gain (loss) related to dedesignation, net of amortization	(210)	(893)
Expected reclassification of deferred hedges from AOCI into earnings over the next 12 months	4	1,688

Expected reclassification of current hedges from AOCI into earnings over the next 12 months	(6,259)	(35,348)

Non-hedge Derivatives
Notional amount of interest rate swap agreements	294,203	316,600
Notional amount of interest rate cap agreements	23,400	36,428

Schedule of Gain Loss on Derivatives
The following table summarizes gains (losses) recorded in relation to derivatives:

	Income Statement	Year Ended December 31,
	Location	2012	2011	2010
Cash flow hedges
Gain (loss) on the ineffective portion	Other Income (Loss)	$483	$(917)	$580
Gain (loss) immediately recognized at dedesignation	Gain (Loss) on Sale of Investments, Other Income (Loss)	(7,036)	(13,939)	(39,184)
Amount of gain (loss) reclassified from AOCI into income, related to effective portion	Interest Expense	(30,631)	(63,350)	(83,869)
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings	Interest Expense	61	58	475
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges	Interest Expense	1,189	2,259	(5,471)

Non-hedge derivatives gain (loss)	Other Income (Loss)	9,101	3,284	(1,240)

DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Obligations Tables
Schedule of Debt Obligations

The following table presents certain information regarding Newcastle’s debt obligations and related hedges:

	December 31, 2012															December 31, 2011
										Collateral
	Month Issued	Outstanding Face Amount	Carrying Value	Final Stated Maturity	Unhedged Weighted Average Funding Cost (A)		Weighted Average Funding Cost (B)	Weighted Average Maturity (Years)	Face Amount of Floating Rate Debt	Outstanding Face Amount (C)	Amortized Cost Basis (C)	Carrying Value (C)	Weighted Average Maturity (Years)	Floating Rate Face Amount (C)	Aggregate Notional Amount of Current Hedges (D)	Outstanding Face Amount	Carrying Value
Debt Obligation/Collateral

CDO Bonds Payable
CDO IV (E)	Mar 2004	$79,898	$79,811	Mar 2039	1.83%		5.02%	1.3	$69,098	$168,111	$155,646	$151,250	1.9	$43,202	$69,098	$106,645	$106,454
CDO VI (E)	Apr 2005	91,578	91,578	Apr 2040	0.87%		5.35%	4.8	88,495	180,039	92,932	119,184	3.1	49,393	88,495	91,141	91,141
CDO VIII	Nov 2006	518,501	517,541	Nov 2052	0.78%		2.22%	2.4	510,901	707,189	523,202	551,058	2.9	385,978	154,450	577,133	575,736
CDO IX	May 2007	400,938	402,424	May 2052	0.59%		0.59%	2.3	400,938	637,873	517,982	527,903	3.2	326,849	—	480,125	482,329
CDO X (F)	Jul 2007	—	—	Jul 2052	N/A		—	—	—	—	—	—	—	—	—	1,150,000	1,147,945
		1,090,915	1,091,354				2.08%	2.5	1,069,432	1,693,212	1,289,762	1,349,395	2.9	805,422	312,043	2,405,044	2,403,605
Other Bonds and Notes Payable
MH Loans Portfolio I (G)	Apr 2010	70,056	66,199	Jul 2035	6.25%		6.25%	4.2	—	118,746	100,124	100,124	6.8	909	—	70,109	69,256
MH Loans Portfolio II (G)	May 2011	117,907	117,191	Dec 2033	4.40%		4.40%	3.9	—	153,193	150,123	150,123	5.6	25,727	—	126,856	125,630
Residential Mortgage Loans	Aug 2006	—	—	N/A	N/A		—	—	—	—	—	—	—	—	—	5,491	5,491
		187,963	183,390				5.07%	4.0	—	271,939	250,247	250,247	6.1	26,636	—	202,456	200,377
Repurchase Agreements
CDO Securities (I)	Dec 2012	5,658	5,658	Mar 2013	LIBOR+2.25%		2.46%	0.2	5,658	—	—	—	—	—	—	8,728	8,728
Non-agency RMBS (J)	Various	150,922	150,922	Jan 2013	LIBOR+2.00%		2.21%	0.1	150,922	344,177	215,212	228,493	6.9	344,177	—	—	—
FNMA/FHLMC securities (K)	Various	772,855	772,855	Various	0.53%		0.53%	0.1	772,855	768,619	818,866	820,536	3.5	768,619	N/A	231,012	231,012
		929,435	929,435				0.81%	0.1	929,435	1,112,796	1,034,078	1,049,029	4.6	1,112,796	—	239,740	239,740
Mortgage Notes Payable
BPM Senior Living Facilities	Jul 2012	88,400	88,400	Aug 2019	3.44%		3.44%	6.2	23,400	N/A	138,131	138,131	N/A	—	23,400	—	—
Utah Senior Living Facilities	Nov 2012	16,000	16,000	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,000	N/A	22,262	22,262	N/A	—	—	—	—
Courtyards Senior living facilities	Dec 2012	16,125	16,125	Oct 2017	LIBOR+3.75%	(H)	4.75%	4.8	16,125	N/A	21,494	21,494	N/A	—	—	—	—
		120,525	120,525				3.79%	5.8	55,525	N/A	181,887	181,887	N/A	—	23,400	—	—
Corporate
Junior subordinated notes payable	Mar 2006	51,004	51,243	Apr 2035	7.574% (M)		7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
		51,004	51,243				7.40%	22.3	—	—	—	—	—	—	—	51,004	51,248
Subtotal debt obligations		2,379,842	2,375,947				2.02%	2.3	$2,054,392	$3,077,947	$2,755,974	$2,830,558	3.8	$1,944,854	$335,443	$2,898,244	$2,894,970
Financing on subprime mortgage loans subject to call option	(L)	406,217	405,814													406,217	404,723
Total debt obligations		$2,786,059	$2,781,761													$3,304,461	$3,299,693

(A)	Weighted average, including floating and fixed rate classes and including the amortization of deferred financing costs.
(B)	Including the effect of applicable hedges.
(C)	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash in senior living entities.
(D)
Including a $23.4 million notional amount of interest rate cap agreement in for the mortgage notes payable, and $69.1 million and $88.5 million of interest rate swap agreements in CDOs IV and VI, respectively, which were economic hedges not designated as hedges for accounting purposes.

(E)
These CDOs were not in compliance with their applicable over collateralization tests as of December 31, 2012. Newcastle is not receiving cash flows from these CDOs (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to pay debt, and expects these CDOs to remain out of compliance for the foreseeable future.

(F)	Deconsolidated on September 12, 2012.
(G)	Excluding $20.5 million face amount of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
(H)	These financings have a LIBOR floor of 1%.
(I)
The counterparty of this repurchase agreement is Bank of America. It is secured by $21.0 million face amount of notes issued by Newcastle CDO VI, which is eliminated in consolidation. The maximum recourse to Newcastle is $1.4 million. This repurchase agreement was subsequently paid off in January 2013.

(J)	The counterparty on these repurchase agreements is Credit Suisse.
(K)
The counterparties on these repurchase agreements are Bank of America, Barclays, Citi and Goldman Sachs. Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.

(L)	Issued in April 2006 and July 2007. See Note 6 regarding the securitizations of Subprime Portfolios I and II.
(M)	LIBOR + 2.25% after April 2016.

Schedule of Junior Subordinated Notes Payable Exchange Agreement
The following table presents certain information regarding the exchange, as of the date of the exchange:

			Consideration
	Repurchased junior subordinated notes		Cash	Reissued CDO bonds		Total
Outstanding face amount	$52,094		$9,715	$37,625		$47,340
Weighted average coupon	7.574%	(A)	N/A	LIBOR + 0.66%	(B)
Maturity	April 2035			June 2052
Collateral	General credit of Newcastle			Assets within the respective CDOs

(A)	LIBOR + 2.25% after April 2016.
(B)	Weighted average effective interest rate of approximately LIBOR+0.35% after the Exchange.

Schedule of Debt Maturity
Newcastle’s debt obligations (gross of $4.3 million of discounts at December 31, 2012) have contractual maturities as follows:

	Nonrecourse	Recourse	Total
2013	$4,786	$925,192	$929,978
2014	1,713	—	1,713
2015	2,274	—	2,274
2016	2,305	—	2,305
2017	32,763	—	32,763
Thereafter	1,817,026	—	1,817,026
Total	$1,860,867	$925,192	$2,786,059

EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Equity And Earnings Per Share Tables
Schedule of Outstanding Options
Newcastle’s outstanding options were summarized as follows:

	December 31, 2012			December 31, 2011
	Issued Prior to 2011	Issued in 2011 and 2012	Total	Issued Prior to 2011	Issued in 2011	Total
Held by the Manager	1,751,172	7,934,166	9,685,338	1,686,447	4,312,500	5,998,947
Issued to the Manager and subsequently transferred to certain of Manager’s employees	701,937	3,010,000	3,711,937	798,162	—	798,162
Issued to the independent directors	10,000	2,000	12,000	14,000	2,000	16,000
Total	2,463,109	10,946,166	13,409,275	2,498,609	4,314,500	6,813,109

Schedule of Options Rollforward
The following table summarizes Newcastle’s outstanding options at December 31, 2012. Note that the last sales price on the New York Stock Exchange for Newcastle’s common stock in the year ended December 31, 2012 was $8.68 per share.

Recipient	Date of Grant/Exercise	Number of Options	Options Exercisable at December 31, 2012	Weighted Average Exercise Price (A)	Fair Value At Grant Date (Millions) (B)		Intrinsic Value at December 31, 2012 (millions)
Directors	Various	20,000	12,000	$17.07	Not Material		—
Manager (C)	2002 - 2007	3,523,727	2,453,109	$26.87	$6.4		—
Manager (C)	Mar-11	1,725,000	1,207,500	$6.00	$7.0	(F)	$4.5
Manager (C)	Sep-11	2,587,500	1,293,750	$4.55	$5.6	(G)	$10.5
Manager (C)	Apr-12	1,897,500	506,000	$6.22	$5.6	(H)	$4.7
Manager (C)	May-12	2,300,000	536,667	$6.71	$7.6	(I)	$4.5
Manager (C)	Jul-12	2,530,000	421,667	$6.70	$8.3	(J)	$5.0
Exercised (D)	Prior to 2008	(1,043,118)	N/A	$15.70	N/A		N/A
Exercised (E)	Oct-12	(95,834)	N/A	$5.28	N/A		N/A
Expired unexercised	2002	(35,500)	N/A	N/A	N/A		N/A
Outstanding		13,409,275	6,430,693

(A)
The strike prices are subject to adjustment in connection with return of capital dividends. A portion of Newcastle’s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. As of December 31, 2012, the weighted average strike price of the outstanding options issued prior to 2011 was $26.84.

(B)
The fair value of the options was estimated using an option valuation model.  Since the Newcastle Option Plan has characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management’s estimate.  The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle’s common stock and management’s expectations regarding future volatility.  The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method. The expected life assumption for options issued in 2011 and 2012 was estimated based primarily on the historical expected life of applicable previously issued options.

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2003	$20.35-$22.85	164,197
2004	$25.75-$31.40	226,125
2005	$29.60	89,925
2006	$29.42	48,875
2007	$27.75-$31.30	172,815
2011	$4.55-$6.00	1,460,000
2012	$6.22-$6.71	1,550,000
	Total	3,711,937

(D)
670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.

(E)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.
(F)	The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
(G)	The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
(H)	The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
(I)	The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
(J)	The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.

Schedule of Options Assigned

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2003	$20.35-$22.85	164,197
2004	$25.75-$31.40	226,125
2005	$29.60	89,925
2006	$29.42	48,875
2007	$27.75-$31.30	172,815
2011	$4.55-$6.00	1,460,000
2012	$6.22-$6.71	1,550,000
	Total	3,711,937

TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Transactions With Affiliates And Affiliated Entities Tables
Schedule of Management Fees
	Amounts Incurred (in millions)
	2012	2011	2010
Management Fees	$24.2	$17.8	$16.8
Expense Reimbursement	0.5	0.5	0.5
Incentive Compensation	—	—	—

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Schedule of tax treatment of common stock dividend distribution
Common stock distributions relating to 2012, 2011, and 2010 were taxable as follows:

	Dividends Per Share		Ordinary	Long-term
	Book Basis	Tax Basis	Income	Capital Gain	Return of Capital
2012	$0.84	$0.84	100.00%	0.00%	0.00%

2011	$0.40	$0.40	100.00%	0.00%	0.00%

2010	$0.00	$0.00	0.00%	0.00%	0.00%

SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events Tables
Schedule of Real Estate Assets Acquired Subsequent Events
The following table provides additional information relating to these acquisitions:

			Number of	Number of	Purchase	Outstanding	Final Stated
Portfolio	Acquisition Date	Location	Communities	Beds	Price	Debt (A)	Maturity	Funding Cost
Woodside (B)	July 25, 2013	New York	1	100+	$ 18,900	$ 14,100	August 2016	LIBOR + 3.75% (D)
Florida (B)	August 1, 2013	Florida/North Carolina	15	2,000+	200,050	93,364	July 2018	LIBOR + 3.75% (D)
						52,875	April 2020	5.50% to 6.76% (E)
Glen Riddle (C)	August 1, 2013	Pennsylvania	1	100+	21,150	16,875	October 2017	LIBOR + 3.75% (D)

(A)	Investments are financed with non-recourse debt
(B)	Managed by a portfolio company of a private equity fund managed by an affiliate of the Manager
(C)	Managed by an affiliate of the Manager

(D)	These financings have a LIBOR floor of 1%
(E)	Fixed rate loans that Newcastle assumed from the seller upon acquisition. In this transaction, Newcastle bought down the interest rate for each assumed loan for 4% for the first two years.

SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary Quarterly Consolidated Financial Information Tables
Schedule of Summary Consolidated Financial Information (unaudited)

The following is unaudited summary information on Newcastle’s quarterly operations.

2012	Quarter Ended				Year Ended
	March 31 (A)	June 30 (A)	September 30 (A)	December 31	December 31
Interest income	$72,862	$77,956	$72,947	$59,186	$282,951
Interest expense	30,165	29,462	28,411	21,886	109,924
Net interest income (expense)	42,697	48,494	44,536	37,300	173,027
Impairment, net of the reversal of prior valuation allowances on loans	(7,080)	8,499	5,014	(12,097)	(5,664)
Other revenues	509	515	8,071	10,980	20,075
Other income (loss) (B)	28,536	(4,882)	234,008	4,632	262,294
Property operating expenses	225	232	5,043	7,443	12,943
Depreciation and amortization	2	2	2,385	4,586	6,975
Other operating expenses	8,237	11,575	11,926	14,462	46,200
Income (loss) from continuing operations	70,358	23,819	262,247	38,518	394,942
Income (loss) from discontinued operations	3,113	6,620	10,974	18,461	39,168
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Income (loss) applicable to common stockholders	$72,076	$29,044	$271,826	$55,584	$428,530
Net income (loss) per share of common stock
Basic	$0.68	$0.21	$1.65	$0.32	$2.97
Diluted	$0.68	$0.21	$1.63	$0.32	$2.94
Income (loss) from discontinued operations per share of common stock
Basic	$0.03	$0.05	$0.07	$0.11	$0.27
Diluted	$0.03	$0.05	$0.07	$0.11	$0.27
Weighted average number of shares of common stock outstanding
Basic	105,181	134,115	164,238	172,519	144,146
Diluted	105,670	135,173	166,429	175,413	145,766

2011	Quarter Ended				Year Ended
	March 31 (A)	June 30 (C)	September 30 (A)	December 31	December 31
		(Restated)			(Restated) (C)
Interest income	$72,203	$74,143	$72,393	$72,297	$291,036
Interest expense	38,165	35,750	32,587	31,533	138,035
Net interest income (expense)	34,038	38,393	39,806	40,764	153,001
Impairment, net of the reversal of prior valuation allowances on loans	(36,773)	(9,067)	21,650	25,300	1,110
Other revenues	477	465	469	488	1,899
Other income (loss) (B)	45,469	103,961	18,802	12,263	180,495
Property operating expenses	249	233	322	306	1,110
Depreciation and amortization	4	4	3	1	12
Other operating expenses	6,851	7,407	7,181	7,766	29,205
Income (loss) from continuing operations	109,653	144,242	29,921	20,142	303,958
Income (loss) from discontinued operations	20	(35)	22	554	561
Preferred dividends	(1,395)	(1,395)	(1,395)	(1,395)	(5,580)
Income (loss) applicable to common stockholders	$108,278	$142,812	$28,548	$19,301	$298,939
Net income (loss) per share of common stock
Basic	$1.73	$1.80	$0.35	$0.18	$3.65
Diluted	$1.73	$1.80	$0.35	$0.18	$3.65
Income (loss) from discontinued operations per share of common stock
Basic	$—	$—	$—	$0.01	$0.01
Diluted	$—	$—	$—	$0.01	$0.01
Weighted average number of shares of common stock outstanding
Basic	62,602	79,282	80,425	105,175	81,984
Diluted	62,611	79,282	80,442	105,175	81,990

(A)
The Income Available for Common Stockholders shown agrees with Newcastle’s quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission.  However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).

(B)	Including equity in earnings of unconsolidated subsidiaries.
(C)	Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.

Schedule of Common Stock Issued (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended						12 Months Ended									60 Months Ended	132 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Jun. 30, 2013	Feb. 28, 2013		Jan. 31, 2013		Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Dec. 31, 2011 Restated	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum		Dec. 31, 2007 Minimum		Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum		Dec. 31, 2007 Maximum
Common stock issuance, total shares	40,250,000	23,000,000		57,500,000			67,344,636	43,153,825			123,463		9,871		7,065,362	45,713,817	172,525,645	43,153,825
Equity Issuance, Per Share Amount		$ 10.48	[1]	$ 9.35	[1]				$ 3.13	[1]									$ 6.22 [1]	$ 4.55	[1]	$ 27.75	[1]	$ 6.71 [1]	$ 6	[1]	$ 31.3	[1]
Equity Issuance, Per Share Amount											N/A	[1]	N/A	[1]
Exchange of preferred stock for common stock and cash, shares									9,091,668
Issuance of common stock to directors, shares									23,003
Common stock issuance, total proceeds		$ 237,400		$ 526,200		$ 44,500	$ 434,900		$ 28,500		$ 100		$ 100		$ 201,300			$ 210,900

[1]	(1) Exclude prices of shares pursuant to the exercise of options and of shares issued to our independent directors. Includes prices of shares issued in exchange for preferred stock.

ORGANIZATION (Details Narrative)	Dec. 31, 2012	Dec. 31, 2011
Organization Details Narrative
REIT Distribution Threshold for Nontaxation	90.00%
Shares held by Fortress and affiliates in Newcastle	4,900,000
Options held by Fortress and affiliates in Newcastle	9,685,338	5,998,947

Schedule of Assets and Liabilities of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	May 15, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash & Cash Equivalents	$ 181,600
Total Assets		245,069	43,986
Liabilities:
Total Liabilities		480	4,230
Discontinued Operations
Assets:
Investments in excess mortgage servicing rights at fair value		245,036	43,971
Cash & Cash Equivalents			9
Other Assets		33	6
Total Assets		245,069	43,986
Liabilities:
Purchase price payable on investments in excess mortgage servicing rights		59	3,250
Accrued expenses and other liabilities		421	980
Total Liabilities		480	4,230
Net Assets		$ 244,589	$ 39,756

Schedule of Results of Operations from Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2012 Discontinued Operations	Dec. 31, 2011 Discontinued Operations	Dec. 31, 2010 Discontinued Operations
Interest income	$ 59,186		$ 72,947	[1]	$ 77,956	[1]	$ 72,862	[1]	$ 72,297		$ 72,393	[1]	$ 72,203	[1]	$ 282,951		$ 300,272	$ 27,508	$ 1,260
Interest expense	21,886		28,411	[1]	29,462	[1]	30,165	[1]	31,533		32,587	[1]	38,165	[1]	109,924		172,219
Net interest income	37,300		44,536	[1]	48,494	[1]	42,697	[1]	40,764		39,806	[1]	34,038	[1]	173,027		128,053	27,508	1,260
Impairment (Reversal)
Impairment of long-lived assets																				260
Other Revenues
Rental income															17,081		1,708		136	427
Total other revenues	10,980		8,071	[1]	515	[1]	509	[1]	488		469	[1]	477	[1]	20,075		1,708		136	427
Other Income (Loss)
Gain (loss) on settlement of investments, net															232,897		52,307		61
Other income (loss), net															5,312		(35,676)	17,421	367	27
[NonoperatingGainsLosses]	4,632	[2]	234,008	[1],[2]	(4,882)	[1],[2]	28,536	[1],[2]	12,263	[2]	18,802	[1],[2]	45,469	[1],[2]	262,294	[2]	282,287	17,421	428	27
Expenses
Property operating expenses	7,443		5,043	[1]	232	[1]	225	[1]	306		322	[1]	249	[1]	12,943		1,283	26	177	295
General and administrative expense															17,247		7,707	5,735	1,086	242
Total Expenses															66,118		30,901	5,761	1,263	537
Income (loss) from discontinued operations	$ 18,461		$ 10,974	[1]	$ 6,620	[1]	$ 3,113	[1]	$ 554		$ 22	[1]	$ 20	[1]	$ 39,168		$ (343)	$ 39,168	$ 561	$ (343)

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(B) Including equity in earnings of unconsolidated subsidiaries.

Schedule of Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Restated
Net unrealized gains (losses) on securities	$ 82,788	$ (2,585)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(12,024)		(70,501)
Accumulated other comprehensive income (loss)	$ 70,764	$ (73,086)

Schedule of Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$ 14,629	$ 64,778	$ 81,434
Loss on settlement of real estate securities	(4,433)	(9,192)	(5,091)
Gain on sale of CDO X interests	224,317
Gain on repayment/disposition of loans held-for-sale			1,838
Loss on repayment/disposition of loans held-for sale	(1,614)
Realized gain (loss) of termination of derivative instruments		(3,279)
Loss on disposal of long-lived assets	(2)
Gain (loss) on settlement of investments, net	232,897	52,307	78,181
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	9,101	(1,240)	3,284
Unrealized (loss) recognized at de-designation of hedges	(7,036)	(35,905)	(13,939)
Hedge ineffectiveness	483	580	(917)
Gain on deconsolidation			45,072
Equity in earnings of equity method investee		94	272
Collateral management fee income, net	1,786	475	2,432
Other income (loss)	978	320
Total Other income (loss), net	$ 5,312	$ (35,676)	$ 36,204

Schedule of Reclassification from Accumulated Other Comprehensive Income into Net Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Net realized gain (loss) on securities
Gain on settlement of real estate securities	$ 14,629	$ 64,778
Loss on settlement of real estate securities	4,433	9,192
Net unrealized gains (losses) on securities	82,788		(2,585)
Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	9,101	(1,240)
Hedge ineffectiveness	483	580
Gain (loss) of termination of derivative instruments		(3,279)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	5,303	42,786
Other Comprehensive Income (Loss) Recognized in Net Income
Net realized gain (loss) on securities
Impairment	(18,923)
Gain on settlement of real estate securities	14,629
Loss on settlement of real estate securities	(4,433)
Net unrealized gains (losses) on securities	(8,727)
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net
Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	(7,036)
Hedge ineffectiveness	483
Amortization of deferred gain (loss)	1,250
Gain (loss) of termination of derivative instruments
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(5,303)
Gain (loss) recognized upon de-designation	Other income (loss)
Hedge ineffectiveness	Other income (loss)
Amortization of deferred gain (loss)	Interest Expense
Gain (loss) of termination of derivative instruments	Gain (loss) on settlement of investments, net
Total reclassifications	$ (14,030)

Schedule of Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Restricted Cash Details
Held in CDOs pending reinvestment		$ 94,781
CDO bond sinking funds	1,254	1,897
CDO trustee accounts	810	1,812
Derivative Margin accounts		6,550
Restricted cash	$ 2,064	$ 105,040

Schedule of Supplemental Non-Cash Investing and Financing Activities relating to CDOs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Restricted cash generated from sale of securities	$ 56,629	$ 249,549	$ 336,911
Restricted cash generated from sale of real estate related loans		53,020	125,141
Restricted cash generated from paydowns on securities and loans	274,832	511,276	546,752
Restricted cash used for purchases of real estate securities	143,184	368,893	427,826
Restricted cash used for purchases of real estate related loans	91,481	107,708	384,850
Restricted cash used for repayments of CDO bonds payable	166,845	202,037	101,687
Restricted cash used for repurchases of CDO bonds payable and other bonds payable		143,046	3,213
Restricted cash used for purchases of derivative instruments	408	5,187
Restricted cash generated from margin collateral received			6,550
Restricted cash used to return margin collateral	6,550
CDO Deconsolidation
Real Estate Securities	1,033,016		262,617
Restricted Cash	51,522		37,988
Derivative Liabilities	57,343		20,257
CDO Bonds Payable	$ 1,110,694		$ 336,046

Schedule of Accretion of Discount and Other Amortization (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated	Dec. 31, 2012 Securities and Loans	Dec. 31, 2010 Securities and Loans	Dec. 31, 2011 Securities and Loans Restated	Dec. 31, 2012 Debt Obligations	Dec. 31, 2010 Debt Obligations	Dec. 31, 2011 Debt Obligations Restated	Dec. 31, 2012 Deferred Financing Costs and Interest Rate Cap Premiums	Dec. 31, 2010 Deferred Financing Costs and Interest Rate Cap Premiums	Dec. 31, 2011 Deferred Financing Costs and Interest Rate Cap Premiums Restated	Dec. 31, 2012 Net Deferred Hedge (gains) and losses - debt	Dec. 31, 2010 Net Deferred Hedge (gains) and losses - debt	Dec. 31, 2011 Net Deferred Hedge (gains) and losses - debt Restated
Accretion of discount and other amortization	$ (45,582)	$ (18,982)	$ (44,786)	$ (48,608)	$ (26,934)	$ (45,387)	$ 1,525	$ 338	$ (823)	$ 2,751	$ 3,432	$ 3,740	$ (1,250)	$ 4,182	$ (2,316)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated	Dec. 31, 2011 As Previously Filed
Consolidation percentage	50.00%												50.00%
Other income (loss), net													$ 5,312		$ (35,676)			$ 36,204	$ (8,501)
Change in fair value of investments in excess mortgage servicing rights - reclassed as part of presentation change																			367
Net adjustment due to correction of error - increase in other income (loss), total other income, net income, Income Applicable to Common Stockholders, total comprehensive income																		45,072
Net Income (Loss)													434,110	304,519	621,662			304,519	259,447
Total comprehensive income													603,474		1,140,073			267,284	222,212
Basic	$ 0.32	$ 1.65	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18	$ 0.35	[1]	$ 1.73	[1]	$ 2.97		$ 10.96	$ 1.8	[2]	$ 3.65	$ 3.09
Diluted	$ 0.32	$ 1.63	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18	$ 0.35	[1]	$ 1.73	[1]	$ 2.94		$ 10.96	$ 1.8	[2]	$ 3.65	$ 3.09
Net adjustment due to correction of error - increase in basic and diluted earnings per share																		$ 0.56
Prepayment penalties, included in interest income													$ 2,700		$ 7,200

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.

Schedule of Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended														12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated		Dec. 31, 2012 CDOs		Dec. 31, 2010 CDOs		Dec. 31, 2011 CDOs Restated		Dec. 31, 2012 Unlevered CDOs Segment		Dec. 31, 2010 Unlevered CDOs Segment		Dec. 31, 2011 Unlevered CDOs Segment Restated		Dec. 31, 2012 Senior Living	Dec. 31, 2010 Senior Living	Dec. 31, 2011 Senior Living Restated	Dec. 31, 2012 Non-recourse Other Segment		Dec. 31, 2010 Non-recourse Other Segment		Dec. 31, 2011 Non-recourse Other Segment Restated		Dec. 31, 2012 Recourse Segment		Dec. 31, 2010 Recourse Segment	Dec. 31, 2011 Recourse Segment Restated		Dec. 31, 2012 Unlevered Other Segment		Dec. 31, 2010 Unlevered Other Segment		Dec. 31, 2011 Unlevered Other Segment Restated		Dec. 31, 2012 Unlevered Excess MSRs Segment	Dec. 31, 2010 Unlevered Excess MSRs Segment	Dec. 31, 2011 Unlevered Excess MSRs Segment Restated	Dec. 31, 2012 Corporate Segment	Dec. 31, 2010 Corporate Segment	Dec. 31, 2011 Corporate Segment Restated	Dec. 31, 2012 Intersegment Elimination Segment		Dec. 31, 2010 Intersegment Elimination Segment		Dec. 31, 2011 Intersegment Elimination Segment Restated
Interest income		$ 59,186		$ 72,947	[1]	$ 77,956	[1]	$ 72,862	[1]	$ 72,297		$ 72,393	[1]	$ 72,203	[1]	$ 282,951			$ 300,272	$ 74,143	[2]	$ 291,036		$ 196,517	[3]	$ 226,717	[3]	$ 218,131	[3]	$ 490	[4]		[4]	$ 344	[4]				$ 72,343	[3],[5]	$ 72,773	[3],[5]	$ 73,364	[3],[5]	$ 8,984	[6]	$ 976	$ 2,234	[6]	$ 10,491	[7]	$ 1,653	[7]	$ 2,636	[7]				$ 170	$ 68	$ 167	$ (6,044)	[8]	$ (1,915)	[8]	$ (5,840)	[8]
Interest expense		21,886		28,411	[1]	29,462	[1]	30,165	[1]	31,533		32,587	[1]	38,165	[1]	109,924			172,219	35,750	[2]	138,035		56,607	[3]	108,437	[3]	86,110	[3]		[4]		[4]		[4]	1,688			51,278	[3],[5]	60,705	[3],[5]	53,252	[3],[5]	2,582	[6]	656	693	[6]		[7]	356	[7]	5	[7]				3,813	3,980	3,815	(6,044)	[8]	(1,915)	[8]	(5,840)	[8]
Net interest income		37,300		44,536	[1]	48,494	[1]	42,697	[1]	40,764		39,806	[1]	34,038	[1]	173,027			128,053	38,393	[2]	153,001		139,910	[3]	118,280	[3]	132,021	[3]	490	[4]		[4]	344	[4]	(1,688)			21,065	[3],[5]	12,068	[3],[5]	20,112	[3],[5]	6,402	[6]	320	1,541	[6]	10,491	[7]	1,297	[7]	2,631	[7]				(3,643)	(3,912)	(3,648)		[8]		[8]		[8]
Impairment (reversal)																(5,664)			(240,858)			1,110		(7,381)	[3]	(173,223)	[3]	(3,876)	[3]		[4]	16	[4]		[4]				4,119	[3],[5]	(38,561)	[3],[5]	8,469	[3],[5]		[6]	(60)		[6]	(2,402)	[7]	(29,030)	[7]	(3,483)	[7]								[8]		[8]		[8]
Other revenue		10,980		8,071	[1]	515	[1]	509	[1]	488		469	[1]	477	[1]	20,075			1,708	465	[2]	1,899			[3]		[3]		[3]		[4]		[4]		[4]	18,026			2,049	[3],[5]	1,708	[3],[5]	1,899	[3],[5]		[6]			[6]		[7]		[7]		[7]								[8]		[8]		[8]
Other income (loss)		4,632	[9]	234,008	[1],[9]	(4,882)	[1],[9]	28,536	[1],[9]	12,263	[9]	18,802	[1],[9]	45,469	[1],[9]	262,294	[9]		282,287	103,961	[2],[9]	180,495	[9]	259,688	[3]	289,158	[3]	171,963	[3]	337	[4]	475	[4]	3,739	[4]	(82)			930	[3],[5]	(5,491)	[3],[5]	2,561	[3],[5]		[6]	(663)		[6]	1,421	[7]	(1,269)	[7]	2,232	[7]					77			[8]		[8]		[8]
Property operating expenses		7,443		5,043	[1]	232	[1]	225	[1]	306		322	[1]	249	[1]	12,943			1,283	233	[2]	1,110			[3]		[3]		[3]		[4]		[4]		[4]	11,539			1,404	[3],[5]	1,283	[3],[5]	1,110	[3],[5]		[6]			[6]		[7]		[7]		[7]								[8]		[8]
Depreciation and amortization		4,586		2,385	[1]	2	[1]	2	[1]	1		3	[1]	4	[1]	6,975			79	4	[2]	12			[3]		[3]		[3]		[4]		[4]		[4]	5,784			1,191	[3],[5]	79	[3],[5]	12	[3],[5]		[6]			[6]		[7]		[7]		[7]								[8]		[8]
Other operating expenses		14,462		11,926	[1]	11,575	[1]	8,237	[1]	7,766		7,181	[1]	6,851	[1]	46,200			29,539	7,407	[2]	29,205		915	[3]	1,483	[3]	1,058	[3]	1	[4]		[4]		[4]	6,846			3,314	[3],[5]	3,160	[3],[5]	3,603	[3],[5]		[6]	4		[6]	45	[7]	(197)	[7]	19	[7]				35,079	25,089	24,525		[8]		[8]		[8]
Income (loss) from continuing operations		38,518		262,247	[1]	23,819	[1]	70,358	[1]	20,142		29,921	[1]	109,653	[1]	394,942			622,005	144,242	[2]	303,958		406,064	[3]	579,178	[3]	306,802	[3]	826	[4]	459	[4]	4,083	[4]	(7,913)			14,016	[3],[5]	42,324	[3],[5]	11,378	[3],[5]	6,402	[6]	(287)	1,541	[6]	14,269	[7]	29,255	[7]	8,327	[7]				(38,722)	(28,924)	(28,173)		[8]		[8]		[8]
Income (loss) from discontinued operations		18,461		10,974	[1]	6,620	[1]	3,113	[1]	554		22	[1]	20	[1]	39,168			(343)	(35)	[2]	561			[3]		[3]		[3]		[4]		[4]		[4]					[3],[5]	(536)	[3],[5]	46	[3],[5]		[6]			[6]	(68)	[7]	193	[7]	(57)	[7]	39,236		572					[8]		[8]		[8]
Net Income (Loss)																434,110		304,519	621,662			304,519		406,064	[3]	579,178	[3]	306,802	[3]	826	[4]	459	[4]	4,083	[4]	(7,913)			14,016	[3],[5]	41,788	[3],[5]	11,424	[3],[5]	6,402	[6]	(287)	1,541	[6]	14,201	[7]	29,448	[7]	8,270	[7]	39,236		572	(38,722)	(28,924)	(28,173)		[8]		[8]		[8]
Preferred dividends		(1,395)		(1,395)	[1]	(1,395)	[1]	(1,395)	[1]	(1,395)		(1,395)	[1]	(1,395)	[1]	(5,580)			(7,453)	(1,395)	[2]	(5,580)			[3]		[3]		[3]		[4]		[4]		[4]					[3],[5]		[3],[5]		[3],[5]		[6]			[6]		[7]		[7]		[7]				(5,580)	(7,453)	(5,580)		[8]		[8]		[8]
Excess of carrying amount of exchanged preferred stock over fair value of consideration paid	43,043																		43,043								[3]						[4]									[3],[5]											[7]							43,043					[8]
Income (Loss) Applicable to Common Stockholders		55,584		271,826	[1]	29,044	[1]	72,076	[1]	19,301		28,548	[1]	108,278	[1]	428,530			657,252	142,812	[2]	298,939		406,064	[3]	579,178	[3]	306,802	[3]	826	[4]	459	[4]	4,083	[4]	(7,913)			14,016	[3],[5]	41,788	[3],[5]	11,424	[3],[5]	6,402	[6]	(287)	1,541	[6]	14,201	[7]	29,448	[7]	8,270	[7]	39,236		572	(44,302)	6,666	(33,753)		[8]		[8]		[8]
Investments		3,448,919								3,316,618						3,448,919		3,316,618						1,411,731	[3]			2,408,252	[3]	5,998	[4]			3,940	[4]	181,887			755,421	[3],[5]			783,777	[3],[5]	1,049,029	[6]		244,916	[6]	107,189	[7]			18,751	[7]							(62,336)	[8]			(143,018)	[8]
Cash and restricted cash		233,962								262,387						233,962		262,387						2,064	[3]			105,040	[3]		[4]				[4]	9,720				[3],[5]				[3],[5]		[6]			[6]		[7]			9	[7]				222,178		157,347		[8]				[8]
Derivative Assets		165								1,954						165		1,954							[3]			1,954	[3]		[4]				[4]	165				[3],[5]				[3],[5]		[6]			[6]		[7]				[7]								[8]				[8]
Other assets		17,197								26,854						17,197		26,854						7,422	[3]			23,203	[3]	7	[4]			8	[4]	4,946			113	[3],[5]			116	[3],[5]	2,740	[6]		593	[6]	1,924	[7]			2,079	[7]				202		1,208	(157)	[8]			(353)	[8]
Assets of discontinued operations		245,069								43,986						245,069		43,986				43,986																																15		245,069		43,971
Total assets		3,945,312								3,651,799						3,945,312		3,651,799						1,421,217	[3]			2,538,449	[3]	6,005	[4]			3,948	[4]	196,718			755,534	[3],[5]			783,893	[3],[5]	1,051,769	[6]		245,509	[6]	109,113	[7]			20,845	[7]	245,069		43,971	222,380		158,555	(62,493)	[8]			(143,371)	[8]
Debt		(2,781,761)								(3,299,693)						(2,781,761)		(3,299,693)						(1,095,598)	[3]			(2,410,151)	[3]		[4]				[4]	(120,525)			(651,540)	[3],[5]			(748,118)	[3],[5]	(925,191)	[6]		(233,194)	[6]		[7]				[7]				(51,243)		(51,248)	62,336	[8]			143,018	[8]
Derivative Liabilities		(31,576)								(119,320)						(31,576)		(119,320)						(31,576)	[3]			(119,320)	[3]		[4]				[4]					[3],[5]				[3],[5]		[6]			[6]		[7]				[7]								[8]				[8]
Other liabilities		(58,435)								(36,467)						(58,435)		(36,467)						(5,681)	[3]			(12,705)	[3]		[4]				[4]	(5,084)			(2,684)	[3],[5]			(3,407)	[3],[5]	(171)	[6]		(23)	[6]	(3)	[7]			(5)	[7]				(44,969)		(20,680)	157	[8]			353	[8]
Liabilities of discontinued operations		(480)								(4,230)						(480)		(4,230)				(4,230)																												(74)				(44)		(406)		(4,186)
Total liabilities		(2,872,252)								(3,459,710)						(2,872,252)		(3,459,710)						(1,132,855)	[3]			(2,542,176)	[3]		[4]				[4]	(125,609)			(654,224)	[3],[5]			(751,525)	[3],[5]	(925,362)	[6]		(233,217)	[6]	(77)	[7]			(49)	[7]	(406)		(4,186)	(96,212)		(71,928)	62,493	[8]			143,371	[8]
Preferred Stock		(61,583)								(61,583)						(61,583)		(61,583)							[3]				[3]		[4]				[4]					[3],[5]				[3],[5]		[6]			[6]		[7]				[7]				(61,583)		(61,583)		[8]				[8]
GAAP book value		$ 1,011,477								$ 130,506						$ 1,011,477		$ 130,506						$ 288,362	[3]			$ (3,727)	[3]	$ 6,005	[4]			$ 3,948	[4]	$ 71,109			$ 101,310	[3],[5]			$ 32,368	[3],[5]	$ 126,407	[6]		$ 12,292	[6]	$ 109,036	[7]			$ 20,796	[7]	$ 244,663		$ 39,785	$ 64,585		$ 25,044		[8]				[8]

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.
[3]	(A) Assets held within CDOs and other non-recourse structures are not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle's exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle's investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.
[4]	(B) Represents unlevered investments in CDO securities issued by Newcastle. These CDOs have been deconsolidated as Newcastle does not have the power to direct the relevant activities of the CDOs.
[5]	(C) The following table summarizes the investments and debt in the other non-recourse segment (See table Schedule of Segment Other Non-Recourse Investments and Debt). An aggregate face amount of $71.1 million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.
[6]	(D) The $925.2 million of recourse debt is comprised of (i) a $772.9 million repurchase agreement secured by $820.5 million carrying value of FNMA/FHLMC securities, (ii) a $1.4 million repurchase agreement secured by $21.0 million face amount of senior notes issued by Newcastle CDO VI, which was repurchased by Newcastle and is eliminated in consolidation and (iii) a $150.9 million repurchase agreement secured by $228.5 million carrying value of non-agency residential mortgage backed securities ("RMBS").
[7]	(E) The following table summarizes the investments in the unlevered other segment (See table Schedule of Investments in Unlevered Other Segment). During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.
[8]	(F) Represents the elimination of investments and financings and their related income and expenses between the CDO segment and other non-recourse segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.
[9]	(B) Including equity in earnings of unconsolidated subsidiaries.

Schedule of Segment Other Non-Recourse Investments and Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments Face Amount	$ 794,013		$ 844,371
Investments Carrying Value	755,421		783,777
Debt Face Amount	665,260	[1]	765,657	[1]
Debt Carrying Value	651,540	[1]	748,118	[1]
Manufactured Housing Loan Portfolio I
Investments Face Amount	118,746		135,209
Investments Carrying Value	100,124		112,316
Debt Face Amount	90,551	[1]	107,032	[1]
Debt Carrying Value	81,963	[1]	97,631	[1]
Manufactured Housing Loan Portfolio II
Investments Face Amount	153,193		178,603
Investments Carrying Value	150,123		175,120
Debt Face Amount	117,907	[1]	143,869	[1]
Debt Carrying Value	117,191	[1]	142,589	[1]
Residential Mortgage Loans
Investments Face Amount	52,352		56,377
Investments Carrying Value	38,709		40,380
Debt Face Amount		[1]	54,842	[1]
Debt Carrying Value		[1]	53,771	[1]
Subprime Mortgage Loans subject to Call Options
Investments Face Amount	406,217		406,217
Investments Carrying Value	405,814		404,723
Debt Face Amount	406,217	[1]	406,217	[1]
Debt Carrying Value	405,814	[1]	404,723	[1]
Real Estate Securities
Investments Face Amount	63,505		67,965
Investments Carrying Value	53,979		43,497
Debt Face Amount	44,585	[1]	47,697	[1]
Debt Carrying Value	40,572	[1]	43,404	[1]
Operating Real Estate
Investments Face Amount	N/A		N/A
Investments Carrying Value	6,672		7,741
Debt Face Amount	6,000	[1]	6,000	[1]
Debt Carrying Value	$ 6,000	[1]	$ 6,000	[1]

[1]	* As of December 31, 2012 and December 31, 2011, aggregate face amounts of $71.1 million and $157.0 million (carrying values of $62.3 million and $143.0 million), respectively, of debt represents financing provided by the CDO segment (and included as investments in the CDO segment), which is eliminated upon consolidation.

Schedule of Investments in Unlevered Other Segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Investments Face Amount	$ 313,242		$ 171,673
Investments Carrying Value	107,189		18,751
Number of Investments	171		193
Real Estate Securities
Investments Face Amount	229,299	[1]	141,903	[1]
Investments Carrying Value	68,863	[1]	3,674	[1]
Number of Investments	38	[1]	21	[1]
Real Estate Related Loans
Investments Face Amount	80,298		24,543
Investments Carrying Value	29,831		6,366
Number of Investments	2		1
Residential Mortgage Loans
Investments Face Amount	3,645		5,227
Investments Carrying Value	2,471		2,687
Number of Investments	130		170
Other Investments
Investments Face Amount	N/A		N/A
Investments Carrying Value	$ 6,024		$ 6,024
Number of Investments	1		1

[1]	* During the year ended December 31, 2012, Newcastle purchased 17 non-agency RMBS with an aggregate face amount of $90.9 million for an aggregate purchase price of approximately $61.7 million, or an average price of 67.9% of par. As of December 31, 2012, these securities had an aggregate face amount of $89.3 million and a carrying value of $61.3 million.

Schedule of Holdings in Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Holdings In Variable Interest Entities Details
Gross Assets	$ 264,246 [1]
Debt	280,503 [2]
Carrying Value of Newcastle's Investment	$ 5,998 [3]

[1]	(A) Face amount.
[2]	(B) Includes $42.7 million face amount of debt owned by Newcastle with a carrying value of $6.0 million at December 31, 2012.
[3]	(C) This amount represents Newcastle's maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.

SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated	Dec. 31, 2012 Recourse Financing Structures Unlevered Assets and Other Liabilities
Aggregate Face Amount of debt	$ 71,100			$ 157,000
Carrying Value of debt	62,300			143,000
Recourse debt						925,191
Repurchase Agreement - FNMA/FHLMC securities	772,900
Carrying value of FNMA/FHLMC securities	820,500
Repurchase Agreement - Newcastle CDO VI	1,400
Senior notes Newcastle CDO VI	21,000
Repurchase Agreement-Non agency RMBS	150,900
Carrying value of non-agency RMBS	228,500
Non-agency residential mortgage backed securities purchased	17
Aggregate Face Amount of Non-Agency securities purchased	90,900
Aggregate purchase price of non-agency securities	61,700
Average price (percentage of par) of Non-Agency securities purchased	67.90%
Aggregate Face Amount of Debt, Non-Agency RE Securities	89,300
Carrying Value of debt, Non-Agency RE Securities	61,300
Deconsolidation of CDO VII - decrease in gross assets			149,400
Deconsolidation of CDO VII - decrease in gross liabilities			437,800
Deconsolidation of CDO VII - increase in equity			288,400
Deconsolidation of CDO V - decrease in gross assets					301,600
Deconsolidation of CDO V - decrease in gross liabilities					357,000
Deconsolidation of CDO V - gain on deconsolidation					45,072
Deconsolidation of CDO V - decrease in AOCI loss					10,300
Deconsolidation of CDO X - decrease in gross assets	1,100,000
Deconsolidation of CDO X - decrease in gross liabilities	1,200,000
Deconsolidation of CDO X - decrease in other comprehensive income	25,500
Deconsolidation of CDO X - gain on sale	224,317
Face amount of debt in VIE	42,700
Carrying Value of Newcastle's Investment (C)	5,998	[1]
Face amount of CDO V Class I, III, and IV-FL notes	$ 18,800

[1]	(C) This amount represents Newcastle's maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.

Schedule of Real Estate Securities Holdings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount	$ 2,078,101	[1]	$ 2,421,136	[1]
Before Impairment - Amortized Cost Basis	1,811,040	[1]	2,062,439	[1]
Other Than Temporary Investment - Amortized Cost Basis	(202,253)	[1],[2]	(328,110)	[1],[2]
After Impairment - Amortized Cost Basis	1,608,787	[1]	1,734,329	[1]
Gains - Gross Unrealized	98,762	[1]	118,090	[1]
Losses - Gross Unrealized	(15,974)	[1]	(120,675)	[1]
Carrying Value	1,691,575	[1],[3]	1,731,744	[1],[3]
Number of Securities	229	[1]	345	[1]
Rating - Weighted Average	BBB-	[1],[4]	BB+	[1],[4]
Coupon - Weighted Average	3.04%	[1]	4.60%	[1]
Yield - Weighted Average	4.69%	[1]	8.54%	[1]
Maturity (Years) - Weighted Average	4	[1],[5]	4.2	[1],[5]
CDOs
Outstanding Face Amount	203,477	[6],[7]
Before Impairment - Amortized Cost Basis	82,399	[6]
Other Than Temporary Investment - Amortized Cost Basis	(14,861)	[2],[6]
After Impairment - Amortized Cost Basis	67,538	[6],[8]
Gains - Gross Unrealized	3,487	[6]
Losses - Gross Unrealized		[6]
Carrying Value	71,025	[3],[6]
Number of Securities	13	[6]
Rating - Weighted Average	BB	[4],[6]
Coupon - Weighted Average	2.83%	[6]
Yield - Weighted Average	7.07%	[6]
Maturity (Years) - Weighted Average	1.6	[5],[6]
Principal Subordination - Weighted Average	20.90%	[6],[9]
CDOs | Restated
Outstanding Face Amount			206,150
Before Impairment - Amortized Cost Basis			82,486
Other Than Temporary Investment - Amortized Cost Basis			(14,861)	[2]
After Impairment - Amortized Cost Basis			67,625
Gains - Gross Unrealized			149
Losses - Gross Unrealized			(11,788)
Carrying Value			55,986	[3]
Number of Securities			13
Rating - Weighted Average			CCC+	[4]
Coupon - Weighted Average			3.03%
Yield - Weighted Average			8.05%
Maturity (Years) - Weighted Average			1.5	[5]
Principal Subordination - Weighted Average			21.40%	[9]
FNMA/FHLMC Securities
Outstanding Face Amount	768,619	[7]	232,355
Before Impairment - Amortized Cost Basis	818,866		243,385
Other Than Temporary Investment - Amortized Cost Basis		[2]		[2]
After Impairment - Amortized Cost Basis	818,866	[8]	243,385
Gains - Gross Unrealized	3,860		1,715
Losses - Gross Unrealized	(2,191)		(185)
Carrying Value	820,535	[3]	244,915	[3]
Number of Securities	58		31
Rating - Weighted Average	AAA	[4]	AAA	[4]
Coupon - Weighted Average	3.05%		2.37%
Yield - Weighted Average	1.40%		1.63%
Maturity (Years) - Weighted Average	3.5	[5]	4.6	[5]
Principal Subordination - Weighted Average	N/A	[9]	N/A	[9]
CMBS Conduit
Outstanding Face Amount	340,978		1,344,819
Before Impairment - Amortized Cost Basis	315,554		1,143,910
Other Than Temporary Investment - Amortized Cost Basis	(98,481)	[2]	(202,164)	[2]
After Impairment - Amortized Cost Basis	217,073		941,746
Gains - Gross Unrealized	47,776		91,583
Losses - Gross Unrealized	(10,081)		(76,424)
Carrying Value	254,768	[3]	956,905	[3]
Number of Securities	53		169
Rating - Weighted Average	BB-	[4]	BB+	[4]
Coupon - Weighted Average	5.55%		5.61%
Yield - Weighted Average	10.81%		11.03%
Maturity (Years) - Weighted Average	3.3	[5]	4.2	[5]
Principal Subordination - Weighted Average	9.80%	[9]	10.80%	[9]
CMBS Single Borrower
Outstanding Face Amount	125,123		186,088
Before Impairment - Amortized Cost Basis	123,638		180,874
Other Than Temporary Investment - Amortized Cost Basis	(12,364)	[2]	(12,364)	[2]
After Impairment - Amortized Cost Basis	111,274		168,510
Gains - Gross Unrealized	4,482		3,121
Losses - Gross Unrealized	(3,002)		(14,366)
Carrying Value	112,754	[3]	157,265	[3]
Number of Securities	22		33
Rating - Weighted Average	BB	[4]	BB	[4]
Coupon - Weighted Average	4.89%		5.05%
Yield - Weighted Average	5.92%		6.25%
Maturity (Years) - Weighted Average	2.9	[5]	3.6	[5]
Principal Subordination - Weighted Average	9.20%	[9]	6.70%	[9]
CMBS Large Loan/Single Borrower
Outstanding Face Amount	8,891		14,970
Before Impairment - Amortized Cost Basis	8,619		14,190
Other Than Temporary Investment - Amortized Cost Basis		[2]		[2]
After Impairment - Amortized Cost Basis	8,619		14,190
Gains - Gross Unrealized	250		519
Losses - Gross Unrealized			(61)
Carrying Value	8,869	[3]	14,648	[3]
Number of Securities	1		2
Rating - Weighted Average	BBB-	[4]	BBB+	[4]
Coupon - Weighted Average	6.08%		5.15%
Yield - Weighted Average	12.41%		8.89%
Maturity (Years) - Weighted Average	0.6	[5]	1.2	[5]
Principal Subordination - Weighted Average	4.80%	[9]	7.50%	[9]
REIT Debt
Outstanding Face Amount	62,700		137,393
Before Impairment - Amortized Cost Basis	62,069		136,704
Other Than Temporary Investment - Amortized Cost Basis		[2]	(773)	[2]
After Impairment - Amortized Cost Basis	62,069		135,931
Gains - Gross Unrealized	4,105		5,060
Losses - Gross Unrealized			(5,695)
Carrying Value	66,174	[3]	135,296	[3]
Number of Securities	10		20
Rating - Weighted Average	BBB-	[4]	BB+	[4]
Coupon - Weighted Average	5.72%		5.83%
Yield - Weighted Average	5.89%		5.72%
Maturity (Years) - Weighted Average	1.8	[5]	2.4	[5]
Principal Subordination - Weighted Average	N/A	[9]	N/A	[9]
ABS Subprime
Outstanding Face Amount	558,215	[10]	246,014
Before Impairment - Amortized Cost Basis	390,509	[10]	209,838
Other Than Temporary Investment - Amortized Cost Basis	(68,708)	[10],[2]	(86,815)	[2]
After Impairment - Amortized Cost Basis	321,801	[10]	123,023
Gains - Gross Unrealized	34,565	[10]	14,481
Losses - Gross Unrealized	(391)	[10]	(8,882)
Carrying Value	355,975	[10],[3]	128,622	[3]
Number of Securities	69	[10]	63
Rating - Weighted Average	CC	[10],[4]	B	[4]
Coupon - Weighted Average	0.76%	[10]	1.22%
Yield - Weighted Average	7.50%	[10]	10.16%
Maturity (Years) - Weighted Average	6.4	[10],[5]	6.9	[5]
Principal Subordination - Weighted Average	13.30%	[10],[9]	32.50%	[9]
ABS Franchise
Outstanding Face Amount	10,098		23,115
Before Impairment - Amortized Cost Basis	9,386		21,598
Other Than Temporary Investment - Amortized Cost Basis	(7,839)	[2]	(11,133)	[2]
After Impairment - Amortized Cost Basis	1,547		10,465
Gains - Gross Unrealized	237		215
Losses - Gross Unrealized	(309)		(3,120)
Carrying Value	1,475	[3]	7,560	[3]
Number of Securities	3		7
Rating - Weighted Average	CCC-	[4]	BB+	[4]
Coupon - Weighted Average	5.93%		3.58%
Yield - Weighted Average	3.40%		4.56%
Maturity (Years) - Weighted Average	4.7	[5]	11	[5]
Principal Subordination - Weighted Average	3.00%	[9]	21.90%	[9]
ABS Manufactured Housing
Outstanding Face Amount			30,232
Before Impairment - Amortized Cost Basis			29,454
Other Than Temporary Investment - Amortized Cost Basis				[2]
After Impairment - Amortized Cost Basis			29,454
Gains - Gross Unrealized			1,247
Losses - Gross Unrealized			(154)
Carrying Value			$ 30,547	[3]
Number of Securities			7
Rating - Weighted Average			BBB+	[4]
Coupon - Weighted Average			6.61%
Yield - Weighted Average			7.54%
Maturity (Years) - Weighted Average			4.2	[5]
Principal Subordination - Weighted Average			41.60%	[9]

[1]	(H) As of December 31, 2012 and 2011, the total outstanding face amount of fixed rate securities was $0.5 billion and $1.7 billion, respectively, and of floating rate securities was $1.5 billion and $0.7 billion, respectively.
[2]	(A) Represents the cumulative impairment against amortized cost basis recorded through earnings, net of the effect of the cumulative adjustment as a result of the adoption of new accounting guidance on impairment in 2009.
[3]	(B) See Note 10 regarding the estimation of fair value, which is equal to carrying value for all securities.
[4]	(C) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
[5]	(D) The weighted average maturity is based on the timing of expected principal reduction on the assets.
[6]	(G) Includes two CDO bonds issued by a third party with a carrying value of $61.2 million, four CDO bonds issued by CDO V (which has been deconsolidated and held as an investment by Newcastle) with a carrying value of $6.0 million and seven CDO bonds issued by C-BASS with a carrying value of $3.9 million.
[7]	(A) Net of incurred losses.
[8]	(B) Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
[9]	(E) Percentage of the outstanding face amount of securities and residual interests that is subordinate to Newcastle?s investments.
[10]	(F) Includes (i) the retained bonds with a face amount of $4.0 million and a carrying value of $1.3 million from Securitization Trust 2006 (Note 5) and (ii) $456.0 million non-agency RMBS purchased during the year ended December 31, 2012 with an aggregate face amount of $433.5 million and a carrying value of $289.8 million as of December 31, 2012.

Schedule of Real Estate Securities Holdings in an Unrealized Loss Position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Outstanding Face Amount	$ 574,038
Before Impairment - Amortized Cost Basis	587,442
Other Than Temporary Investment - Amortized Cost Basis	(4,934)
After Impairment - Amortized Cost Basis	582,508
Gains - Gross Unrealized
Losses - Gross Unrealized	(15,974)
Carrying Value	566,534
Number of Securities	54
Rating - Weighted Average	A+
Coupon - Weighted Average	3.63%
Yield - Weighted Average	2.74%
Maturity (Years) - Weighted Average	2.9
Securities in an Unrealized Loss Position Less than Twelve Months
Outstanding Face Amount	424,370
Before Impairment - Amortized Cost Basis	443,457
Other Than Temporary Investment - Amortized Cost Basis	(4,698)
After Impairment - Amortized Cost Basis	438,759
Gains - Gross Unrealized
Losses - Gross Unrealized	(2,761)
Carrying Value	435,998
Number of Securities	28
Rating - Weighted Average	AA+
Coupon - Weighted Average	3.21%
Yield - Weighted Average	1.58%
Maturity (Years) - Weighted Average	3.2
Securities in an Unrealized Loss Position Greater than Twelve Months
Outstanding Face Amount	149,668
Before Impairment - Amortized Cost Basis	143,985
Other Than Temporary Investment - Amortized Cost Basis	(236)
After Impairment - Amortized Cost Basis	143,749
Gains - Gross Unrealized
Losses - Gross Unrealized	(13,213)
Carrying Value	$ 130,536
Number of Securities	26
Rating - Weighted Average	B+
Coupon - Weighted Average	4.84%
Yield - Weighted Average	6.28%
Maturity (Years) - Weighted Average	2

Schedule of Real Estate Securities Holdings in an Unrealized Loss Position and the Associated Intent to Sell (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value	$ 566,534
Amortized Cost Basis After Impairment	582,508
Unrealized Credit Losses	(4,770)	[1]
Unrealized NonCredit Losses	(15,974)	[2]
RE Securities Intended to Sell
Fair Value		[3]
Amortized Cost Basis After Impairment		[3]
Unrealized Credit Losses		[1],[3]
Unrealized NonCredit Losses	N/A	[2],[3]
RE Securities More Likely to Sell
Fair Value
Amortized Cost Basis After Impairment
Unrealized Credit Losses		[1]
Unrealized NonCredit Losses	N/A	[2]
RE Securities No Intent to Sell Credit Impaired
Fair Value	1,607
Amortized Cost Basis After Impairment	1,849
Unrealized Credit Losses	(4,770)	[1]
Unrealized NonCredit Losses	(242)	[2]
RE Securities No Intent to Sell Non Credit Impaired
Fair Value	564,927
Amortized Cost Basis After Impairment	580,659
Unrealized Credit Losses		[1]
Unrealized NonCredit Losses	$ (15,732)	[2]

[1]	(B) This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, Newcastle's management estimates the expected cash flow for each of the securities. This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends. Significant inputs in estimating the cash flows include management's expectations of prepayment speeds, default rates and loss severities. Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment's effective interest rate.
[2]	(C) This amount represents unrealized losses on securities that are due to non-credit factors and is required to be recorded through other comprehensive income.
[3]	(A) Newcastle may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, Newcastle must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.

Schedule of Credit Losses on Debt Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$ (20,207)	$ (60,688)
Increases to credit losses on securities for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	(4,581)		(574)
Additions for credit losses on securities for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income			(16,269)
Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	14,771		12,998
Reduction for securities sold during the period	1,498		37,833
Reduction for securities deconsolidated during the period	3,736		6,254
Reduction for increases in cash flows expected to be collected that are recognized over the remaining life of the security	13		239
Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$ (4,770)	$ (60,688)

Schedule of Geographic Distribution of Collateral Securing Newcastle's CMBS and ABS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
CMBS Outstanding Face Amount	$ 474,992
CMBS Percentage	100.00%
ABS Outstanding Face Amount	568,313
ABS Percentage	100.00%
Western US
CMBS Outstanding Face Amount	114,027
CMBS Percentage	24.00%
ABS Outstanding Face Amount	191,778
ABS Percentage	33.70%
Northeastern US
CMBS Outstanding Face Amount	99,579
CMBS Percentage	21.00%
ABS Outstanding Face Amount	124,322
ABS Percentage	21.90%
Southeastern US
CMBS Outstanding Face Amount	88,675
CMBS Percentage	18.60%
ABS Outstanding Face Amount	127,642
ABS Percentage	22.50%
Midwestern US
CMBS Outstanding Face Amount	63,553
CMBS Percentage	13.40%
ABS Outstanding Face Amount	61,569
ABS Percentage	10.80%
Southwestern US
CMBS Outstanding Face Amount	74,830
CMBS Percentage	15.80%
ABS Outstanding Face Amount	56,728
ABS Percentage	10.00%
Other Locations
CMBS Outstanding Face Amount	14,678
CMBS Percentage	3.10%
ABS Outstanding Face Amount	6,274
ABS Percentage	1.10%
Foreign Locations
CMBS Outstanding Face Amount	19,650
CMBS Percentage	4.10%
ABS Outstanding Face Amount
ABS Percentage	0.00%

REAL ESTATE SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated
Retained bonds, within principal subordination rate, face amount from Securitization Trust 2006	$ 4,000
Retained bonds, within principal subordination rate, carrying value from Securitization Trust 2006	1,300
Non-Agency RMBS Purchased, face amount	456,000
Non-Agency RMBS Purchased, aggregated face amount	433,500
Non-Agency RMBS Purchased, carrying value	289,800
CDO Bonds issued by Third party carrying value	61,200
Carrying Value of Newcastle's Investment (C)	5,998	[1]
CDO Bonds isued by C-BASS carrying value	3,900
Total Outstanding face amount of fixed rate securities	500,000			1,700,000
Total Outstanding face amount of floating rate securities	1,500,000			700,000
Other Than Temporary Impairment Charges in period	19,300		101,400		12,900
Gross OTTI charges recognized in OCI	$ 400		$ 2,400		$ (2,900)

[1]	(C) This amount represents Newcastle's maximum exposure to loss from this entity, which was its fair value at December 31, 2012, related to $18.8 million face amount of CDO V Class I, III and IV-FL notes.

Schedule of Real Estate Loans and Other Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value	843,132	[1]
Loan Count	33	[1]
Mezzanine Loans
Outstanding Face Amount	527,793
Carrying Value	442,529	[2]	469,326	[2]
Loan Count	17
Wtd. Average Yield	10.10%		10.35%
Weighted Average Coupon	8.57%
Weighted Average Maturity (Years)	2.2	[3]
Floating Rate Loans as a % of Face Amount	67.00%
Delinquent Face Amount	12,000	[4]
Corporate Bank Loans
Outstanding Face Amount	391,904
Carrying Value	208,863	[2]	161,153	[2]
Loan Count	7
Wtd. Average Yield	18.85%		21.79%
Weighted Average Coupon	8.66%
Weighted Average Maturity (Years)	3.6	[3]
Floating Rate Loans as a % of Face Amount	47.80%
Delinquent Face Amount		[4]
B-Notes
Outstanding Face Amount	171,258
Carrying Value	161,610	[2]	152,535	[2]
Loan Count	6
Wtd. Average Yield	10.40%		12.25%
Weighted Average Coupon	5.37%
Weighted Average Maturity (Years)	2.1	[3]
Floating Rate Loans as a % of Face Amount	86.40%
Delinquent Face Amount		[4]
Whole Loans
Outstanding Face Amount	30,130
Carrying Value	30,130	[2]	30,566	[2]
Loan Count	3
Wtd. Average Yield	5.21%		5.31%
Weighted Average Coupon	3.82%
Weighted Average Maturity (Years)	1.1	[3]
Floating Rate Loans as a % of Face Amount	96.60%
Delinquent Face Amount		[4]
Total Real Estate Related Loans Held for Sale
Outstanding Face Amount	1,121,085	[5]
Carrying Value	843,132	[2],[5]	813,580	[2]
Loan Count	33	[5]
Wtd. Average Yield	12.15%	[5]	12.78%
Weighted Average Coupon	7.98%	[5]
Weighted Average Maturity (Years)	2.6	[3],[5]
Floating Rate Loans as a % of Face Amount	64.00%	[5]
Delinquent Face Amount	12,000	[4],[5]
Non-Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	573
Carrying Value	163	[2]	199	[2]
Loan Count	15
Wtd. Average Yield	38.84%		39.80%
Weighted Average Coupon	7.75%
Weighted Average Maturity (Years)	0.7	[3]
Floating Rate Loans as a % of Face Amount	0.00%
Delinquent Face Amount	103	[4]
Non-Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	3,072
Carrying Value	2,308	[2]	2,488	[2]
Loan Count	115
Wtd. Average Yield	15.46%		15.54%
Weighted Average Coupon	10.03%
Weighted Average Maturity (Years)	5.5	[3]
Floating Rate Loans as a % of Face Amount	9.10%
Delinquent Face Amount	346	[4]
Total Residential Mortgage Loans Held For Sale
Outstanding Face Amount	3,645	[6]
Carrying Value	2,471	[2],[6]	2,687	[2]
Loan Count	130	[6]
Wtd. Average Yield	17.00%	[6]	17.34%
Weighted Average Coupon	9.67%	[6]
Weighted Average Maturity (Years)	4.7	[3],[6]
Floating Rate Loans as a % of Face Amount	7.70%	[6]
Delinquent Face Amount	449	[4],[6]
Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	118,746
Carrying Value	100,124	[2]	112,316	[2]
Loan Count	3,172
Wtd. Average Yield	9.48%		9.51%
Weighted Average Coupon	8.66%
Weighted Average Maturity (Years)	6.8	[3]
Floating Rate Loans as a % of Face Amount	0.80%
Delinquent Face Amount	1,558	[4]
Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	153,193
Carrying Value	150,123	[2]	175,120	[2]
Loan Count	5,381
Wtd. Average Yield	7.54%		7.55%
Weighted Average Coupon	9.63%
Weighted Average Maturity (Years)	5.6	[3]
Floating Rate Loans as a % of Face Amount	16.80%
Delinquent Face Amount	2,775	[4]
Residential Mortgage Loans
Outstanding Face Amount	56,131
Carrying Value	42,214	[2]	43,800	[2]
Loan Count	198
Wtd. Average Yield	7.41%		7.92%
Weighted Average Coupon	2.56%
Weighted Average Maturity (Years)	6.2	[3]
Floating Rate Loans as a % of Face Amount	100.00%
Delinquent Face Amount	9,852	[4]
Total Residential Mortgage Loans Held For Investment
Outstanding Face Amount	328,070	[6],[7]
Carrying Value	292,461	[2],[6],[7]	331,236	[2]
Loan Count	8,751	[6],[7]
Wtd. Average Yield	8.19%	[6],[7]	8.26%
Weighted Average Coupon	8.07%	[6],[7]
Weighted Average Maturity (Years)	6.1	[3],[6],[7]
Floating Rate Loans as a % of Face Amount	25.20%	[6],[7]
Delinquent Face Amount	14,185	[4],[6],[7]
Subprime Mortgage Loans Subject to Call
Outstanding Face Amount	406,217
Carrying Value	$ 405,814	[2]	$ 404,723	[2]

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(A) The aggregate United States federal income tax basis for such assets at December 31, 2012 was approximately $1.3 billion (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.8 million for the manufactured housing loans.
[3]	(B) The weighted average maturity is based on the timing of expected principal reduction on the assets.
[4]	(C) Includes loans that are 60 days or more past due (including loans that are in foreclosure and borrowers' in bankruptcy) or considered real estate owned ("REO"). As of December 31, 2012 and December 31, 2011, $137.7 million and $117.2 million face amount of real estate related loans, respectively, was on non-accrual status.
[5]	(D) Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows (See Table Schedule of Large Loans for details).
[6]	(F) Loans acquired at a discount for credit quality.
[7]	(E) The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012 (See Table Aging Schedule of Past Due Residential Loans Held For Investment). Newcastle's management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

Schedule of Large Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value (A)	843,132	[1]
Loan Count	33	[1]
Individual Bank Loan (3)
Outstanding Face Amount	158,991	[2]
Carrying Value (A)	128,991	[2]
Prior Liens (1)	607,130	[2],[3]
Loan Count	1	[2]
Wtd. Average Yield	24.85%	[2],[4]
Weighted Average Coupon	15.55%	[2],[4]
Weighted Average Maturity (Years)	6.5	[2]
Individual Mezzanine Loan (5)
Outstanding Face Amount	68,741	[5]
Carrying Value (A)	68,741	[5]
Prior Liens (1)	721,776	[3],[5]
Loan Count	1	[5]
Wtd. Average Yield	8.65%	[4],[5]
Weighted Average Coupon	8.65%	[4],[5]
Weighted Average Maturity (Years)	3.5	[5]
Individual Mezzanine Loan (4)
Outstanding Face Amount	53,510	[6]
Carrying Value (A)	53,510	[6]
Prior Liens (1)	815,728	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	10.00%	[4],[6]
Weighted Average Coupon	10.46%	[4],[6]
Weighted Average Maturity (Years)	1.5	[6]
Individual B-Note Loan (4)
Outstanding Face Amount	50,000	[6]
Carrying Value (A)	50,000	[6]
Prior Liens (1)	225,000	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.54%	[4],[6]
Weighted Average Coupon	5.93%	[4],[6]
Weighted Average Maturity (Years)	3.25	[6]
Individual Bank Loan (6)
Outstanding Face Amount	128,230	[7]
Carrying Value (A)	47,637	[7]
Prior Liens (1)		[3],[7]
Loan Count	1	[7]
Wtd. Average Yield	6.28%	[4],[7]
Weighted Average Coupon	2.22%	[4],[7]
Weighted Average Maturity (Years)	1.66	[7]
Individual B-Note Loan (4)
Outstanding Face Amount	53,574	[6]
Carrying Value (A)	46,672	[6]
Prior Liens (1)	2,065,615	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	12.00%	[4],[6]
Weighted Average Coupon	3.09%	[4],[6]
Weighted Average Maturity (Years)	1.75	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	45,000	[6]
Carrying Value (A)	45,000	[6]
Prior Liens (1)	317,000	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	9.95%	[4],[6]
Weighted Average Coupon	9.25%	[4],[6]
Weighted Average Maturity (Years)	2	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	40,000	[6]
Carrying Value (A)	40,000	[6]
Prior Liens (1)	324,940	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.42%	[4],[6]
Weighted Average Coupon	8.00%	[4],[6]
Weighted Average Maturity (Years)	1.17	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	38,510	[6]
Carrying Value (A)	38,510	[6]
Prior Liens (1)	815,728	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	12.00%	[4],[6]
Weighted Average Coupon	12.19%	[4],[6]
Weighted Average Maturity (Years)	1.5	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	36,485	[6]
Carrying Value (A)	36,485	[6]
Prior Liens (1)	214,243	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.67%	[4],[6]
Weighted Average Coupon	8.00%	[4],[6]
Weighted Average Maturity (Years)	1.58	[6]
Individual Mezzanine Loan (4)
Outstanding Face Amount	36,667	[6]
Carrying Value (A)	35,017	[6]
Prior Liens (1)	745,600	[3],[6]
Loan Count	1	[6]
Wtd. Average Yield	8.00%	[4],[6]
Weighted Average Coupon	7.00%	[4],[6]
Weighted Average Maturity (Years)	3.25	[6]
Individual Whole Loan (7)
Outstanding Face Amount	29,117	[8]
Carrying Value (A)	29,117	[8]
Prior Liens (1)		[3],[8]
Loan Count	1	[8]
Wtd. Average Yield	5.15%	[4],[8]
Weighted Average Coupon	3.69%	[4],[8]
Weighted Average Maturity (Years)	1.12	[8]
Others (8)
Outstanding Face Amount	382,260	[9]
Carrying Value (A)	223,452	[9]
Loan Count	21	[9]
Wtd. Average Yield	11.78%	[4],[9]
Weighted Average Coupon	7.11%	[4],[9]
Weighted Average Maturity (Years)	1.86	[9]
Total Large Loans
Outstanding Face Amount	1,121,085
Carrying Value (A)	$ 843,132
Loan Count	33
Wtd. Average Yield	12.15%	[4]
Weighted Average Coupon	7.98%	[4]
Weighted Average Maturity (Years)	2.62

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(3) Interest accrued to principal balance over life to maturity with a discounted payoff option prior to April 2015.
[3]	(1) Represents face amount of third party liens that are senior to Newcastle's position.
[4]	(2) For others, represents weighted average yield and weighted average coupon.
[5]	(5) Principal repayment based on a 30-year amortization schedule after July 2013.
[6]	(4) Interest only payments over life to maturity and balloon principal payment upon maturity.
[7]	(6) Annual amortization payment equal to 50% of excess cash flow.
[8]	(7) Interest only payment over life to maturity with a discontinued pay off option prior to April 2014.
[9]	(8) Various terms of payment. This represents $104.7 million, $208.9 million, $67.7 million and $1.0 million face amounts of bank loans, mezzanine loans, B-notes and whole loans, respectively. Each of the twenty one loans had a carrying value of less than $25.3 million at December 31, 2012.

Aging Schedule of Past Due Residential Loans HFI (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Securitized Manufacturing Housing Loan Portfolio I
30-59 Days Past Due	$ 690
60-89 Days past Due	275
Over 90 Days Past Due	791
Repossessed	492
Total Past Due	2,248
Total Current Due	116,498
Total Outstanding Face Amount	118,746
Securitized Manufacturing Housing Loan Portfolio II
30-59 Days Past Due	1,158
60-89 Days past Due	501
Over 90 Days Past Due	1,512
Repossessed	762
Total Past Due	3,933
Total Current Due	149,260
Total Outstanding Face Amount	153,193
Residential Mortgage Loans
30-59 Days Past Due
60-89 Days past Due	488
Over 90 Days Past Due	9,250
Repossessed	114
Total Past Due	9,852
Total Current Due	46,279
Total Outstanding Face Amount	$ 56,131

Schedule of Real Estate Related Loans By Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value	843,132	[1]
Loan Count	33	[1]
Delinquent Loans
Outstanding Face Amount	12,000	[1],[2]
Carrying Value		[1],[2]
Loan Count	1	[1],[2]
Maturity Period from January 1, 2013 to December 31, 2013
Outstanding Face Amount	96,942	[1]
Carrying Value	44,850	[1]
Loan Count	4	[1]
Maturity Period from January 1, 2014 to December 31, 2014
Outstanding Face Amount	445,380	[1]
Carrying Value	273,288	[1]
Loan Count	12	[1]
Maturity Period from January 1, 2015 to December 31, 2015
Outstanding Face Amount	59,907	[1]
Carrying Value	56,185	[1]
Loan Count	5	[1]
Maturity Period from January 1, 2016 to December 31, 2016
Outstanding Face Amount	236,892	[1]
Carrying Value	235,242	[1]
Loan Count	5	[1]
Maturity Period from January 1, 2017 to December 31, 2017
Outstanding Face Amount	95,359	[1]
Carrying Value	90,161	[1]
Loan Count	4	[1]
Maturity Period from January 1, 2018 and therafter
Outstanding Face Amount	174,605	[1]
Carrying Value	$ 143,406	[1]
Loan Count	2	[1]

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(2) Includes loans that are non-performing, in foreclosure, or under bankruptcy.

Schedule of Activity in Carrying Value of Real Estate Loans and Residential Mortgage Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2012 Real Estate Loans Held For Sale	Dec. 31, 2010 Real Estate Loans Held For Sale	Dec. 31, 2011 Real Estate Loans Held For Sale Restated	Dec. 31, 2012 Residential Mortgage Loans Held For Sale	Dec. 31, 2010 Residential Mortgage Loans Held For Sale	Dec. 31, 2011 Residential Mortgage Loans Held For Sale Restated	Dec. 31, 2012 Residential Mortgage Loans Held For Investment		Dec. 31, 2010 Residential Mortgage Loans Held For Investment	Dec. 31, 2011 Residential Mortgage Loans Held For Investment Restated
Carrying Value	$ 843,132	[1]	$ 813,580	$ 573,862		$ 2,687	$ 383,647		$ 331,236
Purchases / additional fundings			109,491	113,733	384,850
Interest accrued to principal balance			22,835	12,535	19,507
Principal paydowns			(129,950)	(136,078)	(270,767)	(686)	(34,781)	(8,818)	(38,182)		(10,916)	(30,514)
Sales				(51,225)	(125,141)
Transfer to held for investment							(135,942)	(238,721)			135,942	238,721
Transfer to other investments				(24,907)
Valuation (allowance) reversal on loans			28,213	299,620	21,629	493	41,227	(2,864)	(4,119)	[2]	(960)	(3,602)	[2]
Loss on repayment of loans held-for-sale			(1,614)
Accretion of loan discount and other amortization					(7)				4,002		1,035	2,371
Deconsolidation of CDO VII				(5,453)
Other			577	518	904	(23)	(938)	(123)	(476)		(127)	(714)
Carrying Value	$ 843,132	[1]	$ 843,132	$ 782,605		$ 2,471	$ 253,213		$ 292,461		$ 124,974

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(C) The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.

Rollforward for loss allowance related to real estate loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Real Estate Loans Held For Sale		Dec. 31, 2010 Real Estate Loans Held For Sale	Dec. 31, 2011 Real Estate Loans Held For Sale Restated		Dec. 31, 2012 Residential Mortgage Loans Held For Sale		Dec. 31, 2010 Residential Mortgage Loans Held For Sale	Dec. 31, 2011 Residential Mortgage Loans Held For Sale Restated		Dec. 31, 2012 Residential Mortgage Loans Held For Investment		Dec. 31, 2010 Residential Mortgage Loans Held For Investment		Dec. 31, 2011 Residential Mortgage Loans Held For Investment Restated
Balance Beginning	$ (228,017)					$ (2,461)					$ (26,075)	[1]
Charge-offs	17,742	[2]		71,945	[2]	896	[2]		4,232	[2]	7,716	[1],[2]			5,802	[1],[2]
Reclassified as accretable discount					[3]					[3]					14,439	[1],[3]
Transfer to held-for-investment									21,364						(21,364)	[1]
Valuation (allowance) reversal on loans	28,213		299,620	21,629		493		41,227	(2,864)		(4,119)	[1]	(960)		(3,602)	[1]
Balance Ending	$ (182,062)		$ (321,591)			$ (1,072)		$ (25,193)			$ (22,478)	[1]	$ (21,350)	[1]

[1]	(C) The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.
[2]	(A) The charge-offs for real estate related loans represent two and six loans which were written off, sold, restructured, or paid off at a discounted price during 2012 and 2011, respectively.
[3]	(B) Represents the accretable discount of the residential loans upon the reclassification from held-for-sale to held-for-investment, which will be recognized prospectively as an adjustment of the loans' yield over the expected life of the loans.

Schedule of details subprime mortgage holdings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Subprime Portfolio I
Date of acquisition	March 2006
Original number of loans (approximate)	11,300
Predominant origination date of loans	2005
Original face amount of purchase	$ 1,500,000
Pre-securitization loan write-down	(4,100)
Gain on pre-securitization hedge	5,500
Gain on sale	Less than $0.1 million
Securitization Date	April 2006
Face amount of loans at securitization	1,500,000
Face amount of notes sold by trust	1,400,000
Stated maturity of notes	March 2036
Face amount of notes retained by Newcastle	37,600
Fair value of equity retained by Newcastle	62,400
Weighted average life (years)	3.1	[1]
Expected credit losses	5.30%	[1]
Weighted average constant prepayment rate	28.00%	[1]
Discount rate	18.80%	[1]
Subprime Portfolio II
Date of acquisition	March 2007
Original number of loans (approximate)	7,300
Predominant origination date of loans	2006
Original face amount of purchase	1,300,000
Pre-securitization loan write-down	(5,800)
Gain on pre-securitization hedge	5,800
Gain on sale	$0.1 million
Securitization Date	July 2007
Face amount of loans at securitization	1,100,000
Face amount of notes sold by trust	1,000,000
Stated maturity of notes	April 2037
Face amount of notes retained by Newcastle	38,800
Fair value of equity retained by Newcastle	$ 46,700
Weighted average life (years)	3.8	[1]
Expected credit losses	8.00%	[1]
Weighted average constant prepayment rate	30.10%	[1]
Discount rate	22.50%	[1]

[1]	(A) As of the date of transfer.

Schedule of Holdings in Subprime Mortgage Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total securitized loans (unpaid principal balance)	$ 988,441	[1]
Subprime mortgage loans subject to call option	405,814		404,723
Retained interests (fair value)	1,344	[2]
Subprime Portfolio I
Total securitized loans (unpaid principal balance)	423,872	[1],[3]
Subprime mortgage loans subject to call option	299,176
Retained interests (fair value)	1,344	[2]
Subprime Portfolio II
Total securitized loans (unpaid principal balance)	564,569	[1],[3]
Subprime mortgage loans subject to call option	106,638
Retained interests (fair value)		[2]

[1]	(A) Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
[2]	(B) The retained interests include retained bonds of the securitizations. Their fair value is estimated based on pricing models. Newcastle?s residual interests were written off in 2010. The yield of the retained note was 8.36% as of December 31, 2012.
[3]	(A) Audited.

Schedule of details regarding subprime mortgage loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2012 Subprime Portfolio I		Dec. 31, 2011 Subprime Portfolio I Restated	Dec. 31, 2012 Subprime Portfolio II		Dec. 31, 2011 Subprime Portfolio II Restated
Loan unpaid principal balance (UPB)	$ 988,441	[1]	$ 423,872	[1],[2]		$ 564,569	[1],[2]
Weighted average coupon rate of loans			5.59%			4.71%
Delinquencies of 60 or more days (UPB)			109,213	[3]		200,253	[3]
Net credit losses for the year			27,548		29,460	34,866		54,217
Cumulative net credit losses			220,417			256,719
Cumulative net credit losses as a % of original UPB			14.70%			23.60%
Percentage of ARM loans			51.00%	[4]		64.40%	[4]
Percentage of loans with original loan-to-value ratio >90%			10.40%			17.20%
Percentage of interest-only loans			20.80%			4.10%
Face amount of debt			$ 418,906	[2],[5]		$ 564,569	[2],[5]
Weighted average funding cost of debt			0.57%	[6]		1.10%	[6]

[1]	(A) Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
[2]	(A) Audited.
[3]	(B) Delinquencies include loans 60 or more days past due, in foreclosure, under bankruptcy filing or real estate owned.
[4]	(C) ARM loans are adjustable-rate mortgage loans. An option ARM is an adjustable-rate mortgage that provides the borrower with an option to choose from several payment amounts each month for a specified period of the loan term. None of the loans in the subprime portfolios are option ARMs.
[5]	(D) Excludes face amount of $4.0 million of retained notes for Subprime Portfolio I at December 31, 2012.
[6]	(E) Includes the effect of applicable hedges.

Schedule of Cash Flows of Subprime Mortgage Holdings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Subprime Portfolio I	Dec. 31, 2010 Subprime Portfolio I	Dec. 31, 2011 Subprime Portfolio I Restated	Dec. 31, 2012 Subprime Portfolio II	Dec. 31, 2010 Subprime Portfolio II	Dec. 31, 2011 Subprime Portfolio II Restated
Net cash flows from retained interests		$ 315	$ 29		$ 629	$ 77

REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated	Dec. 31, 2012 Others (8)
Federal Income Tax basis	$ 1,300,000
Carrying Value Interest Receivable Residential Mortgage Loans	100
Carrying Value Principal and Interest Receivable Manufactured Housing Loans	4,800
Face Amount of Real Estate Related Loans on Non-Accrual Status	137,700		117,200
Large loan reporting, percentage threshold	3.00%
Large loan reporting, dollar threshold	25,300
Large Loans reporting in the other category - Bank Loans Face Amount					104,700
Large Loans reporting in the other category - Mezzanine Loans Face Amount					208,900
Large Loans reporting in the other category - B-Notes Face Amount					67,700
Large Loans reporting in the other category - Whole Loans Face Amount					1,000
Charge-offs for real estate related loans, number of loans charged off	2			6
Average carrying amount of real estate related loans	843,400	670,700	795,300
Gross Interest Revenues on real estate related loans	81,500	53,300		65,700
Average carrying amount of residential mortgage loans	312,500	388,100	354,900
Gross Interest Revenues on residential mortgage loans	$ 31,600	$ 37,800		$ 34,100
Weighted Average Coupon Rate for Subprime Portfolio I	9.24%
Weighted Average Coupon Rate for Subprime Portfolio II	8.68%
Average loan seasoning for Subprime Portfolios I	89
Average loan seasoning for Subprime Portfolios II	71
Weighted Average Yield of Retained Bonds	8.36%

Schedule of Excess Mortgage Servicing Rights (MSRs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011 Restated		Dec. 31, 2012 Excess MSRs Pool 1		Dec. 31, 2012 MSR Pool 1 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 2		Dec. 31, 2012 MSR Pool 2 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 3		Dec. 31, 2012 MSR Pool 3 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 4		Dec. 31, 2012 MSR Pool 4 Recapture Agreement		Dec. 31, 2012 Excess MSRs Pool 5		Dec. 31, 2012 MSR Pool 5 Recapture Agreement		Dec. 31, 2011 MSR Portfolio I		Dec. 31, 2011 MSR Portfolio I Recapture Agreement
Unpaid Principal Balance	$ 76,560,751		$ 9,705,512				$ 8,403,211				$ 9,397,120				$ 9,069,726				$ 5,788,133				$ 43,902,561				$ 9,705,512
Amortized Cost Basis	235,646	[1]	43,604	[1]			30,237	[1]	4,430	[1]	32,890	[1]	5,206	[1]	27,618	[1]	5,036	[1]	11,130	[1]	2,902	[1]	107,704	[1]	8,493	[1]	37,469	[1]	6,135	[1]
Carrying Value	245,036	[2]	43,971	[2]			35,974	[2]	4,936	[2]	33,935	[2]	5,387	[2]	30,474	[2]	4,960	[2]	12,149	[2]	2,887	[2]	109,682	[2]	4,652	[2]	37,637	[2]	6,334	[2]
Weighted Average Yield	17.60%		20.00%				18.00%		18.00%		17.30%		17.30%		17.60%		17.60%		17.90%		17.90%		17.50%		17.50%		20.00%		20.00%
Weighted Average Maturity (Years)	5.4	[3]	6	[3]			4.8	[3]	10.8	[3]	5	[3]	11.8	[3]	4.7	[3]	11.3	[3]	4.6	[3]	11.1	[3]	4.8	[3]	11.7	[3]	4.5	[3]	10.3	[3]
Changes in Fair Value Recorded in Other Income (Loss)	$ 9,023	[4]			$ 367	[4]	$ 5,569	[4]	$ 307	[4]	$ 1,045	[4]	$ 181	[4]	$ 2,856	[4]	$ (76)	[4]	$ 1,019	[4]	$ (15)	[4]	$ 1,978	[4]	$ (3,841)	[4]	$ 168	[4]	$ 199	[4]

[1]	(A) The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[2]	(B) Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
[3]	(C) The weighted average maturity represents the weighted average expected timing of the receipt of cash flows of each investment.
[4]	(D) The portion of the change in fair value of the Recapture Agreement relating to loans recaptured to date is reflected in the respective pool.

Geographic Distribution of the Residential Mortgage Loans for which Excess MSRs are held (Details)	Dec. 31, 2012		Dec. 31, 2011
Percentage of Total Outstanding	100.00%	[1]	100.00%	[1]
MSRs | California
Percentage of Total Outstanding	32.00%	[1]	19.40%	[1]
MSRs | Florida
Percentage of Total Outstanding	10.10%	[1]	11.10%	[1]
MSRs | Washington
Percentage of Total Outstanding	4.30%	[1]	3.20%	[1]
MSRs | New York
Percentage of Total Outstanding	4.30%	[1]
MSRs | Arizona
Percentage of Total Outstanding	3.90%	[1]	4.80%	[1]
MSRs | Texas
Percentage of Total Outstanding	3.60%	[1]	6.70%	[1]
MSRs | Colorado
Percentage of Total Outstanding	3.50%	[1]
MSRs | Maryland
Percentage of Total Outstanding	3.40%	[1]	3.10%	[1]
MSRs | New Jersey
Percentage of Total Outstanding	3.10%	[1]	3.10%	[1]
MSRs | Virginia
Percentage of Total Outstanding	3.00%	[1]	3.50%	[1]
MSRs | Other US Locations
Percentage of Total Outstanding	28.80%	[1]	39.40%	[1]
MSRs | Illinois
Percentage of Total Outstanding			3.00%	[1]
MSRs | Nevada
Percentage of Total Outstanding			2.70%	[1]

[1]	(A) Geographic concentrations of investments expose Newcastle to the risk of economic downturns within the relevant states. Any such downturn in a state where Newcastle holds significant investments could affect the underlying borrower's ability to make the mortgage payment and therefore could have a meaningful, negative impact on Newcastle's Excess MSRs.

INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AND CDO SERVICING RIGHTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Excess MSRs Pool 1	Dec. 31, 2012 Excess MSRs Pool 2	Dec. 31, 2012 Excess MSRs Pool 3	Dec. 31, 2012 Excess MSRs Pool 4	Dec. 31, 2012 Excess MSRs Pool 5	Dec. 31, 2012 Excess MSRs Pool 3,4,5 Consolidated	Dec. 31, 2011 Restated
Pool of Residential Mortgage Loans Principal Balance				$ 9,900,000	$ 10,400,000	$ 9,800,000	$ 6,300,000	$ 47,600,000	$ 63,700,000
Weighted Average Total Mortgage Servicing Amount Entitlement	0.35%
Nationstar MSR Agreement I fee	0.06%
Remainder/Excess MSRs	0.29%
Excess MSR amount on future mortgage loans	65.00%
Purchased MSR Portfolio I				43,700	44,000				176,500
Nationstar co-investment in MSR Portfolio I	35.00%
Purchased MSR Portfolio I, remaining payable					100
Newcastle's share of termination payments	65.00%
Percentage of principal balance of residential mortgage loans non-conforming in private label securitizations	75.00%
Percentage of principal balance of residential mortgage loans conforming in GSE pools	25.00%
Acquisition of servicing rights		100								2,268
Total collateral of portfolio			1,300,000
Amortization of Servicing Rights	300
Servicing Asset	$ 1,700

Schedule of Acquisition of Senior Living Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jul. 18, 2012 BPM Portfolio		Nov. 01, 2012 Utah Portfolio		Dec. 27, 2012 Texas Portfolio - Courtyards		Dec. 31, 2012 Senior Living Real Estate
Investments in real estate, net of accumulated depreciation	$ 169,473		$ 126,201		$ 18,466		$ 19,400		$ 164,067
Resident lease intangibles, net of accumulated depreciation	19,086		17,099		3,512		2,100		22,711
Other intangibles, net of accumulated depreciation					600				600
Prepaid expenses and other assets			110		122		56		288
Accounts payable, accrued expenses and other payables			(1,834)		(11)		(136)		(1,981)
Subtotal			141,576		22,689		21,420		185,685
Mortgage notes payable	(120,525)		(88,400)		(16,000)		(16,125)		(120,525)
Net cash paid for acquisition			53,176		6,689		5,295		65,160
Acquisition related costs			$ 3,625	[1]	$ 869	[1]	$ 395	[1]	$ 4,889	[1]

[1]	(A) Acquisition related costs are included within General and Administrative Expense on the income statement.

Schedule of Specific Information of Acquired Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross Carrying Amount	$ 172,879
Accumulated Depreciation	(3,406)
Senior Living Real Estate
Costs Capitalized subsequent to Acquisition	296
Gross Carrying Amount	164,359	[1],[2]
Accumulated Depreciation	(1,558)	[1],[3]
Encumbrances	120,525
Other Operating Real Estate
Costs Capitalized subsequent to Acquisition	1,027
Gross Carrying Amount	8,520	[1],[2]
Accumulated Depreciation	(1,848)	[1],[3]
Encumbrances
Total Senior Living Facilities and Other Operating Real Estate
Costs Capitalized subsequent to Acquisition	1,323
Gross Carrying Amount	172,879	[1],[2]
Accumulated Depreciation	(3,406)	[1],[3]
Encumbrances	120,525
Land
Initial Cost	17,162	[4],[5],[6]
Gross Carrying Amount	17,099	[1],[2],[5],[6]
Land | Senior Living Real Estate
Initial Cost	15,993	[4]
Gross Carrying Amount	15,993	[1],[2]
Land | Other Operating Real Estate
Initial Cost	1,169	[4],[5],[6]
Gross Carrying Amount	1,106	[1],[2],[5],[6]
Building
Initial Cost	151,531	[4],[5],[6]
Gross Carrying Amount	151,264	[1],[2],[5],[6]
Building | Senior Living Real Estate
Initial Cost	144,676	[4]
Gross Carrying Amount	144,676	[1],[2]
Building | Other Operating Real Estate
Initial Cost	6,855	[4],[5],[6]
Gross Carrying Amount	6,588	[1],[2],[5],[6]
Building Improvements
Initial Cost	2,144	[4],[5],[6]
Gross Carrying Amount	3,259	[1],[2],[5],[6]
Building Improvements | Senior Living Real Estate
Initial Cost	2,144	[4]
Gross Carrying Amount	2,433	[1],[2]
Building Improvements | Other Operating Real Estate
Initial Cost		[4],[5],[6]
Gross Carrying Amount	826	[1],[2],[5],[6]
Furniture, fixtures and equipment
Initial Cost	1,254	[4],[5],[6]
Gross Carrying Amount	1,257	[1],[2],[5],[6]
Furniture, fixtures and equipment | Senior Living Real Estate
Initial Cost	1,254	[4]
Gross Carrying Amount	1,257	[1],[2]
Furniture, fixtures and equipment | Other Operating Real Estate
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]
Senior Living Facilities AL/MC - Scottsdale, AZ
Costs Capitalized subsequent to Acquisition	30
Gross Carrying Amount	19,429	[1],[2]
Accumulated Depreciation	(217)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1999/2005	[7]
Number of Beds (D)	107	[7]
Ending Occupancy Rate	75.70%	[7]
Encumbrances	12,600
Senior Living Facilities AL/MC - Scottsdale, AZ | Land
Initial Cost	2,307	[4]
Gross Carrying Amount	2,307	[1],[2]
Senior Living Facilities AL/MC - Scottsdale, AZ | Building
Initial Cost	16,845	[4]
Gross Carrying Amount	16,845	[1],[2]
Senior Living Facilities AL/MC - Scottsdale, AZ | Building Improvements
Initial Cost	146	[4]
Gross Carrying Amount	176	[1],[2]
Senior Living Facilities AL/MC - Scottsdale, AZ | Furniture, fixtures and equipment
Initial Cost	101	[4]
Gross Carrying Amount	101	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA
Costs Capitalized subsequent to Acquisition	4
Gross Carrying Amount	4,078	[1],[2]
Accumulated Depreciation	(51)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1997/2011	[7]
Number of Beds (D)	78	[7]
Ending Occupancy Rate	93.60%	[7]
Encumbrances	2,940
Senior Living Facilities AL/MC - Citrus Heights, CA | Land
Initial Cost	831	[4]
Gross Carrying Amount	831	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA | Building
Initial Cost	3,097	[4]
Gross Carrying Amount	3,097	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA | Building Improvements
Initial Cost	87	[4]
Gross Carrying Amount	105	[1],[2]
Senior Living Facilities AL/MC - Citrus Heights, CA | Furniture, fixtures and equipment
Initial Cost	59	[4]
Gross Carrying Amount	45	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA
Costs Capitalized subsequent to Acquisition	38
Gross Carrying Amount	23,545	[1],[2]
Accumulated Depreciation	(273)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1990/NA	[7]
Number of Beds (D)	125	[7]
Ending Occupancy Rate	95.20%	[7]
Encumbrances	17,220
Senior Living Facilities AL/MC - Santa Cruz, CA | Land
Initial Cost	2,255	[4]
Gross Carrying Amount	2,255	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA | Building
Initial Cost	20,971	[4]
Gross Carrying Amount	20,971	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA | Building Improvements
Initial Cost	225	[4]
Gross Carrying Amount	278	[1],[2]
Senior Living Facilities AL/MC - Santa Cruz, CA | Furniture, fixtures and equipment
Initial Cost	58	[4]
Gross Carrying Amount	41	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA
Costs Capitalized subsequent to Acquisition	7
Gross Carrying Amount	18,178	[1],[2]
Accumulated Depreciation	(209)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1998/2007	[7]
Number of Beds (D)	122	[7]
Ending Occupancy Rate	92.60%	[7]
Encumbrances	11,700
Senior Living Facilities AL/MC - Clovis, CA | Land
Initial Cost	1,133	[4]
Gross Carrying Amount	1,133	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA | Building
Initial Cost	16,835	[4]
Gross Carrying Amount	16,835	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA | Building Improvements
Initial Cost	159	[4]
Gross Carrying Amount	165	[1],[2]
Senior Living Facilities AL/MC - Clovis, CA | Furniture, fixtures and equipment
Initial Cost	45	[4]
Gross Carrying Amount	45	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID
Costs Capitalized subsequent to Acquisition	44
Gross Carrying Amount	15,202	[1],[2]
Accumulated Depreciation	(186)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1997/2011	[7]
Number of Beds (D)	121	[7]
Ending Occupancy Rate	95.00%	[7]
Encumbrances	12,960
Senior Living Facilities IL/AL/MC - Boise, ID | Land
Initial Cost	1,465	[4]
Gross Carrying Amount	1,465	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID | Building
Initial Cost	13,229	[4]
Gross Carrying Amount	13,229	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID | Building Improvements
Initial Cost	405	[4]
Gross Carrying Amount	468	[1],[2]
Senior Living Facilities IL/AL/MC - Boise, ID | Furniture, fixtures and equipment
Initial Cost	58	[4]
Gross Carrying Amount	40	[1],[2]
Senior Living Facilities MC - Corvallis, OR
Costs Capitalized subsequent to Acquisition	15
Gross Carrying Amount	6,133	[1],[2]
Accumulated Depreciation	(64)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1999/NA	[7]
Number of Beds (D)	48	[7]
Ending Occupancy Rate	89.60%	[7]
Encumbrances	3,020
Senior Living Facilities MC - Corvallis, OR | Land
Initial Cost	1,060	[4]
Gross Carrying Amount	1,060	[1],[2]
Senior Living Facilities MC - Corvallis, OR | Building
Initial Cost	4,915	[4]
Gross Carrying Amount	4,915	[1],[2]
Senior Living Facilities MC - Corvallis, OR | Building Improvements
Initial Cost	135	[4]
Gross Carrying Amount	148	[1],[2]
Senior Living Facilities MC - Corvallis, OR | Furniture, fixtures and equipment
Initial Cost	8	[4]
Gross Carrying Amount	10	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR
Costs Capitalized subsequent to Acquisition	54
Gross Carrying Amount	21,874	[1],[2]
Accumulated Depreciation	(267)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1998/NA	[7]
Number of Beds (D)	115	[7]
Ending Occupancy Rate	91.30%	[7]
Encumbrances	15,480
Senior Living Facilities AL/MC - Eugene, OR | Land
Initial Cost	935	[4]
Gross Carrying Amount	935	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR | Building
Initial Cost	20,431	[4]
Gross Carrying Amount	20,431	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR | Building Improvements
Initial Cost	364	[4]
Gross Carrying Amount	450	[1],[2]
Senior Living Facilities AL/MC - Eugene, OR | Furniture, fixtures and equipment
Initial Cost	91	[4]
Gross Carrying Amount	58	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT
Costs Capitalized subsequent to Acquisition	26
Gross Carrying Amount	17,978	[1],[2]
Accumulated Depreciation	(206)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	2001/NA	[7]
Number of Beds (D)	115	[7]
Ending Occupancy Rate	89.60%	[7]
Encumbrances	12,480
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Land
Initial Cost	1,496	[4]
Gross Carrying Amount	1,496	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Building
Initial Cost	16,201	[4]
Gross Carrying Amount	16,201	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Building Improvements
Initial Cost	197	[4]
Gross Carrying Amount	207	[1],[2]
Senior Living Facilities AL/MC - Cottonwood Heights, UT | Furniture, fixtures and equipment
Initial Cost	58	[4]
Gross Carrying Amount	74	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT
Costs Capitalized subsequent to Acquisition	39
Gross Carrying Amount	10,217	[1],[2]
Accumulated Depreciation	(46)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1978/2000	[7]
Number of Beds (D)	147	[7]
Ending Occupancy Rate	83.00%	[7]
Encumbrances	10,024
Senior Living Facilities AL/MC - Bountiful, UT | Land
Initial Cost	570	[4]
Gross Carrying Amount	570	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT | Building
Initial Cost	9,505	[4]
Gross Carrying Amount	9,505	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT | Building Improvements
Initial Cost	53	[4]
Gross Carrying Amount	57	[1],[2]
Senior Living Facilities AL/MC - Bountiful, UT | Furniture, fixtures and equipment
Initial Cost	50	[4]
Gross Carrying Amount	85	[1],[2]
Senior Living Facilities AL - Taylorsville, UT
Costs Capitalized subsequent to Acquisition	18
Gross Carrying Amount	4,294	[1],[2]
Accumulated Depreciation	(18)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1976/1994	[7]
Number of Beds (D)	105	[7]
Ending Occupancy Rate	88.60%	[7]
Encumbrances	3,341
Senior Living Facilities AL - Taylorsville, UT | Land
Initial Cost	1,111	[4]
Gross Carrying Amount	1,111	[1],[2]
Senior Living Facilities AL - Taylorsville, UT | Building
Initial Cost	3,042	[4]
Gross Carrying Amount	3,042	[1],[2]
Senior Living Facilities AL - Taylorsville, UT | Building Improvements
Initial Cost	84	[4]
Gross Carrying Amount	86	[1],[2]
Senior Living Facilities AL - Taylorsville, UT | Furniture, fixtures and equipment
Initial Cost	39	[4]
Gross Carrying Amount	55	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT
Costs Capitalized subsequent to Acquisition	21
Gross Carrying Amount	4,032	[1],[2]
Accumulated Depreciation	(15)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1984/2007	[7]
Number of Beds (D)	106	[7]
Ending Occupancy Rate	72.60%	[7]
Encumbrances	2,635
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Land
Initial Cost	700	[4]
Gross Carrying Amount	700	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Building
Initial Cost	3,262	[4]
Gross Carrying Amount	3,262	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Building Improvements
Initial Cost	35	[4]
Gross Carrying Amount	39	[1],[2]
Senior Living Facilities IL/AL/MC - Salt Lake City, UT | Furniture, fixtures and equipment
Initial Cost	15	[4]
Gross Carrying Amount	31	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX
Costs Capitalized subsequent to Acquisition
Gross Carrying Amount	19,399	[1],[2]
Accumulated Depreciation	(6)	[1],[3]
Year Acquired (D)	2012	[7]
Year Constructed/Renovated (D)	1986/NA	[7]
Number of Beds (D)	221	[7]
Ending Occupancy Rate	90.00%	[7]
Encumbrances	16,125
Senior Living Facilities IL/AL - Fort Worth, TX | Land
Initial Cost	2,130	[4]
Gross Carrying Amount	2,130	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX | Building
Initial Cost	16,343	[4]
Gross Carrying Amount	16,343	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX | Building Improvements
Initial Cost	254	[4]
Gross Carrying Amount	254	[1],[2]
Senior Living Facilities IL/AL - Fort Worth, TX | Furniture, fixtures and equipment
Initial Cost	672	[4]
Gross Carrying Amount	672	[1],[2]
Other Operating Real Estate - Office Building - Beavercreek, OH
Costs Capitalized subsequent to Acquisition	394
Gross Carrying Amount	2,904	[1],[2]
Accumulated Depreciation	(701)	[1],[3]
Year Acquired (D)	2006	[7]
Year Constructed/Renovated (D)	1984/2006	[7]
Net Rentable Sq. Ft (D)	55,024	[7]
Ending Occupancy Rate	82.80%	[7]
Encumbrances
Other Operating Real Estate - Office Building - Beavercreek, OH | Land
Initial Cost	386	[4],[5],[6]
Gross Carrying Amount	364	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building
Initial Cost	2,287	[4],[5],[6]
Gross Carrying Amount	2,170	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building Improvements
Initial Cost		[4],[5],[6]
Gross Carrying Amount	370	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Furniture, fixtures and equipment
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH
Costs Capitalized subsequent to Acquisition	175
Gross Carrying Amount	2,746	[1],[2]
Accumulated Depreciation	(476)	[1],[3]
Year Acquired (D)	2006	[7]
Year Constructed/Renovated (D)	1985/2006	[7]
Net Rentable Sq. Ft (D)	29,916	[7]
Ending Occupancy Rate	100.00%	[7]
Encumbrances
Other Operating Real Estate - Office Building - Beavercreek, OH | Land
Initial Cost	401	[4],[5],[6]
Gross Carrying Amount	381	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building
Initial Cost	2,326	[4],[5],[6]
Gross Carrying Amount	2,268	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building Improvements
Initial Cost		[4],[5],[6]
Gross Carrying Amount	97	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Furniture, fixtures and equipment
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH
Costs Capitalized subsequent to Acquisition	458
Gross Carrying Amount	2,870	[1],[2]
Accumulated Depreciation	(671)	[1],[3]
Year Acquired (D)	2006	[7]
Year Constructed/Renovated (D)	1987/2006	[7]
Net Rentable Sq. Ft (D)	45,500	[7]
Ending Occupancy Rate	100.00%	[7]
Encumbrances
Other Operating Real Estate - Office Building - Beavercreek, OH | Building
Initial Cost	2,242	[4],[5],[6]
Gross Carrying Amount	2,150	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Land
Initial Cost	382	[4],[5],[6]
Gross Carrying Amount	361	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Building Improvements
Initial Cost		[4],[5],[6]
Gross Carrying Amount	359	[1],[2],[5],[6]
Other Operating Real Estate - Office Building - Beavercreek, OH | Furniture, fixtures and equipment
Initial Cost		[4],[5],[6]
Gross Carrying Amount		[1],[2],[5],[6]

[1]	(B) The following is a rollforward of the gross carrying amount and accumulated depreciation of real estate for the years ended December 31, 2012, 2011 and 2010 (See Schedule Rollforward of Investments in Real Estate for details).
[2]	(F) The aggregate United States federal income tax basis for Newcastle's operating real estate at December 31, 2012 was approximately $190.1 million.
[3]	(C) Depreciation is calculated on a straight line basis using the following estimated useful lives (See Schedule of Useful Lives for details).
[4]	(A) AL represents assisted living; MC represents memory care; IL represents independent living.
[5]	(E) During the year ended December 31, 2012, Newcastle reclassified the above properties as held for use based on the decision not to proceed with the planned disposition. The decision to withdraw the Beavercreek, Ohio properties from held for sale was made as management believes that the best value can now be obtained through a hold strategy. As a result, the operating results relating to the properties in Beavercreek, Ohio has been reclassified as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010. The following table summarizes the financial information for the Beavercreek properties reclassified as held for use (See Table Schedule of Operating Real Estate Reclassified as Held for Use for details).
[6]	(G) The other operating real estate was pledged as collateral in one of Newcastle's non-recourse financing structures at December 31, 2012.
[7]	(D) Unaudited

Rollforward of Investments in Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Gross Carrying Amount
Additions:
Acquisitions of real estate	164,067
Improvements	296
Transferred from operating real estate held for sale	8,520
Disposals:
Disposal of long-lived assets	(4)
Gross Carrying Amount	172,879
Accumulated Depreciation
Additions:
Depreciation expense	(2,750)
Transferred from assets held for sale	(657)
Disposals:
Disposal of long-lived assets	1
Accumulated Depreciation	$ (3,406)

Schedule of Useful Lives (Details)	Dec. 31, 2012
Land
Estimated Useful Life of Acquired Assets	N/A
Building
Estimated Useful Life of Acquired Assets	40 years
Building Improvements
Estimated Useful Life of Acquired Assets	3-10 years
Furniture, fixtures and equipment
Estimated Useful Life of Acquired Assets	3-5 years

Schedule of Operating Real Estate reclassified as Held For Use (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated	Dec. 31, 2012 Operating Real Estate	Dec. 31, 2010 Operating Real Estate	Dec. 31, 2011 Operating Real Estate Restated
Rental income													$ 17,081		$ 1,708			$ 1,899	$ 2,049	$ 1,708	$ 1,899
Property operating expenses	7,443	5,043	[1]	232	[1]	225	[1]	306	322	[1]	249	[1]	12,943		1,283	233	[2]	1,110	1,404	1,283	1,110
Depreciation and amortization	4,586	2,385	[1]	2	[1]	2	[1]	1	3	[1]	4	[1]	6,975		79	4	[2]	12	1,191	79	12
Other operating expenses	14,462	11,926	[1]	11,575	[1]	8,237	[1]	7,766	7,181	[1]	6,851	[1]	46,200		29,539	7,407	[2]	29,205	11	11	27
Total Expenses													66,118		30,901			30,327	2,606	1,373	1,149
Impairment																					433
Net Income (Loss)													$ 434,110	$ 304,519	$ 621,662			$ 304,519	$ (557)	$ 335	$ 317

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.

Schedule of Operating Real Estate Held For Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated
Operating real estate, held-for-sale	$ 7,741	$ 9,966
Impairment		(260)		(433)
Leasing Commission Capitalized	122
Amortization of leasing commissions		(90)		(13)
Proceeds from sale of real estate held for sale		(840)		(650)
Gain on sale				61
Transferred to investments in real estate (held for use)	(7,863)
Operating real estate, held-for-sale		$ 8,776

Schedule of future minimum rental payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments Details
2013	$ 1,414
2014	1,328
2015	882
2016	819
2017	819
Therafter
Total	$ 5,262

Schedule of Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2010	Jun. 30, 2011 Restated	Dec. 31, 2011 Restated	Dec. 31, 2012 Operating Real Estate - Discontinued Operations	Dec. 31, 2010 Operating Real Estate - Discontinued Operations	Dec. 31, 2011 Operating Real Estate - Discontinued Operations Restated
Rental income													$ 17,081	$ 1,708		$ 1,899		$ 427	$ 136
Total Expenses													66,118	30,901		30,327	66	537	208
Impairment																		260
Net gain on sale																			61
Other Income													5,312	(35,676)		36,204	(2)	27
Income (loss) from discontinued operations	$ 18,461	$ 10,974	[1]	$ 6,620	[1]	$ 3,113	[1]	$ 554	$ 22	[1]	$ 20	[1]	$ 39,168	$ (343)	$ (35) [2]	$ 561	$ (68)	$ (343)	$ (11)

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.

INVESTMENTS IN REAL ESTATE (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jul. 18, 2012 BPM Portfolio	Nov. 01, 2012 Utah Portfolio	Dec. 27, 2012 Texas Portfolio - Courtyards
Acquisition of senior housing facilities, aggregate purchase price		$ 143,300	$ 22,600	$ 21,500
Acquisition of senior housing facilities, number of beds		800	350	200
Federal Income Tax basis for Operating Real Estate	$ 190,100

Schedule of Intangibles in Senior Living Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross Carrying Amount	$ 23,311
Accumulated Amortization	(4,225)
Net Carrying Value	19,086
Senior Living Real Estate | In-Place Resident Lease Intangibles
Gross Carrying Amount	22,711
Accumulated Amortization	(4,205)
Net Carrying Value	18,506
Senior Living Real Estate | Non-Compete Intangibles
Gross Carrying Amount	600
Accumulated Amortization	(20)
Net Carrying Value	$ 580

Schedule of Expected Amortization of Senior Living Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Expected Amortization Of Senior Living Intangibles Details
2013	$ 11,475
2014	7,271
2015	120
2016	120
2017	100
Thereafter
Total	$ 19,086

Schedule Of Carrying Value and Fair Value Of Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets
Real estate securities, available-for-sale*	$ 1,691,575		$ 1,731,744
Real estate related loans, held-for-sale, net	843,132		813,580
Residential mortgage loans, held-for-investment, net	292,461		331,236
Residential mortgage loans, held-for-sale, net	2,471		2,687
Subprime mortgage loans subject to call option	405,814		404,723
Restricted Cash*	2,064		105,040
Operating real estate, held-for-sale			7,741		8,776	9,966
Other investments	24,907		24,907
Receivables and other assets	17,197		26,854
Assets of discontinued operations	245,069		43,986
Total Assets	3,945,312		3,651,799
Liabilities
CDO bonds payable	1,091,354		2,403,605
Other bonds and notes payable	183,390		200,377
Repurchase agreements	929,435		239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	405,814		404,723
Junior subordinated notes payable	51,243		51,248
Liabilities of discontinued operations	480		4,230
Total Liabilities	2,872,252		3,459,710
Subprime mortgage loans subject to call option
Weighted Average
Weighted Average Yield/Funding Cost	9.09%
Weighted Average Maturity (Years)	(B)	[1]
Junior Subordinated Debt
Weighted Average
Weighted Average Yield/Funding Cost	7.40%
Weighted Average Maturity (Years)	22.3
Derivative Financial Instruments, Assets
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(C)	[2]
Derivative Financial Instruments, Assets Non Hedge
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(D)	[3]
Assets of Discontinued Operations
Weighted Average
Weighted Average Yield/Funding Cost	17.59%
Weighted Average Maturity (Years)	5.4
CDO Bonds Payable
Weighted Average
Weighted Average Yield/Funding Cost	2.08%
Weighted Average Maturity (Years)	2.5
Other Bonds and Notes Payable
Weighted Average
Weighted Average Yield/Funding Cost	5.07%
Weighted Average Maturity (Years)	4
Repurchase Agreements
Weighted Average
Weighted Average Yield/Funding Cost	0.81%
Weighted Average Maturity (Years)	0.1
Mortgage Notes Payable
Weighted Average
Weighted Average Yield/Funding Cost	3.79%
Weighted Average Maturity (Years)	5.8
Financing on Subprime Mortgage Loans subject to Call Options
Weighted Average
Weighted Average Yield/Funding Cost	9.09%
Weighted Average Yield/Funding Cost	(B)	[1]
Interest Rate Swap Agreements
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(C)	[2]
Non Hedge Derivative Liabilities
Weighted Average
Weighted Average Yield/Funding Cost	N/A
Weighted Average Maturity (Years)	(D)	[3]
Real Estate Securities Available For Sale
Weighted Average
Weighted Average Yield/Funding Cost	4.69%
Weighted Average Maturity (Years)	4
Real Estate Loans Held For Sale
Weighted Average
Weighted Average Yield/Funding Cost	12.15%
Weighted Average Maturity (Years)	2.6
Residential Mortgage Loans Held For Investment
Weighted Average
Weighted Average Yield/Funding Cost	8.19%
Weighted Average Maturity (Years)	6.1
Residential Mortgage Loans Held For Sale
Weighted Average
Weighted Average Yield/Funding Cost	17.00%
Weighted Average Maturity (Years)	4.7
Principal Balance
Assets
Real estate securities, available-for-sale*	2,078,101	[4]
Real estate related loans, held-for-sale, net	1,121,085
Residential mortgage loans, held-for-investment, net	328,070
Residential mortgage loans, held-for-sale, net	3,645
Subprime mortgage loans subject to call option	406,217	[1]
Restricted Cash*	2,064	[4]
Cash and Cash Equivalents*	231,898	[4]
Derivative assets, treated as hedges (C)(E)*		[2],[4],[5]
Non-hedge derivative assets (D)(E)*	23,400	[3],[4],[5]
Assets of discontinued operations	76,560,751
Liabilities
CDO bonds payable	1,090,915
Other bonds and notes payable	187,963
Repurchase agreements	929,435
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	406,217	[1]
Junior subordinated notes payable	51,004
Interest rate swaps, treated as hedges (C)(E)*	154,450	[2],[4],[5]
Non-hedge derivatives (D)(E)*	294,203	[3],[4],[5]
Carrying (Reported) Amount, Fair Value Disclosure
Assets
Real estate securities, available-for-sale*	1,691,575	[4]	1,731,744	[4]
Real estate related loans, held-for-sale, net	843,132		813,580
Residential mortgage loans, held-for-investment, net	292,461		331,236
Residential mortgage loans, held-for-sale, net	2,471		2,687
Subprime mortgage loans subject to call option	405,814	[1]	404,723	[1]
Restricted Cash*	2,064	[4]	105,040	[4]
Cash and Cash Equivalents*	231,898	[4]	157,347	[4]
Derivative assets, treated as hedges (C)(E)*		[2],[4],[5]	1,092	[2],[4],[5]
Non-hedge derivative assets (D)(E)*	165	[3],[4],[5]	862	[3],[4],[5]
Investments in real estate and intangibles, net	188,559
Operating real estate, held-for-sale			7,741
Other investments	24,907		24,907
Receivables and other assets	17,197		26,854
Assets of discontinued operations	245,069		43,986
Total Assets	3,945,312		3,651,799
Liabilities
CDO bonds payable	1,091,354		2,403,605
Other bonds and notes payable	183,390		200,377
Repurchase agreements	929,435		239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	405,814	[1]	404,723	[1]
Junior subordinated notes payable	51,243		51,248
Interest rate swaps, treated as hedges (C)(E)*	12,175	[2],[4],[5]	90,025	[2],[4],[5]
Non-hedge derivatives (D)(E)*	19,401	[3],[4],[5]	29,295	[3],[4],[5]
Due to affiliates	3,620		1,659
Dividends payable, accrued expenses and other liabilities	54,815		34,808
Liabilities of discontinued operations	480		4,230
Total Liabilities	2,872,252		3,459,710
Estimate of Fair Value, Fair Value Disclosure
Assets
Real estate securities, available-for-sale*	1,691,575	[4]	1,731,744	[4]
Real estate related loans, held-for-sale, net	853,102		819,249
Residential mortgage loans, held-for-investment, net	297,030		330,277
Residential mortgage loans, held-for-sale, net	2,471		2,687
Subprime mortgage loans subject to call option	405,814	[1]	404,723	[1]
Restricted Cash*	2,064	[4]	105,040	[4]
Cash and Cash Equivalents*	231,898	[4]	157,347	[4]
Derivative assets, treated as hedges (C)(E)*		[2],[4],[5]	1,092	[2],[4],[5]
Non-hedge derivative assets (D)(E)*	165	[3],[4],[5]	862	[3],[4],[5]
Investments in real estate and intangibles, net	194,878
Operating real estate, held-for-sale			7,741
Other investments	13,165		24,907
Receivables and other assets	17,230		26,854
Assets of discontinued operations	245,069		43,986
Total Assets	3,954,428		3,656,509
Liabilities
CDO bonds payable	781,856		1,500,307
Other bonds and notes payable	190,302		203,136
Repurchase agreements	929,435		239,740
Mortgage notes payable	120,525
Financing of subprime mortgage loans subject to call option (B)	405,814	[1]	404,723	[1]
Junior subordinated notes payable	31,545		30,145
Interest rate swaps, treated as hedges (C)(E)*	12,175	[2],[4],[5]	90,025	[2],[4],[5]
Non-hedge derivatives (D)(E)*	19,401	[3],[4],[5]	29,295	[3],[4],[5]
Due to affiliates	3,620		1,659
Dividends payable, accrued expenses and other liabilities	54,815		34,808
Liabilities of discontinued operations	480		4,230
Total Liabilities	$ 2,549,968		$ 2,538,068

[1]	(B) These two items results from an option, not an obligation, to repurchase loans from Newcastle's subprime mortgage loan securitizations (Note 5), are noneconomic until such option is exercised, and are equal and offsetting.
[2]	(C) Represents derivative agreements as follows (See Table Schedule of Fair Value of Derivative Assets)
[3]	(D) This represents two interest rate swap agreements with a total notional balance of $294.2 million, maturing in March 2014 and March 2015, respectively, and an interest rate cap agreement with a notional balance of $23.4 million, maturing in August 2019. Newcastle entered into these agreements to reduce its exposure to interest rate changes on the floating rate financings of CDO IV, CDO VI and the senior living assets. These derivative agreements were not designated as hedges for accounting purposes as of December 31, 2012.
[4]	*Measured at fair value on a recurring basis.
[5]	(E) Newcastle's derivatives fall into two categories. As of December 31, 2012, all derivatives were held within Newcastle's nonrecourse CDO structures. An aggregate notional balance of $448.7 million, which were liabilities at period end, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs' total investments exceeded the fair value of each of the CDOs' derivative liabilities, no credit valuation adjustments were recorded. A notional balance of $23.4 million was an asset at period end and therefore are subject to the counterparty's credit risk. No adjustments have been made to the fair value quotations received related to credit risk as a result of the counterparty's "AA" credit rating. Newcastle's significant derivative counterparties include Bank of America, Credit Suisse, and Wells Fargo.

Schedule of Fair Value Of Derivative Assets (Details) (Interest Rate Swap Agreements, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest Rate Swap Agreements
Year of Maturity	2016
Weighted Average Month of Maturity	Apr
Aggregate Notional Amount	$ 154,450
Weighted Average Fixed Pay Rate/Cap Rate	5.04%
Aggregate Fair Value Asset/Liability	$ (12,175)

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Principal Balance
Real estate securities, available-for-sale:
CMBS	$ 474,992
REIT debt	62,700
ABS - subprime	558,215
ABS - other real estate	10,098
FNMA/FHLMC	768,619
CDO	203,477
Real estate securities total	2,078,101
Derivative assets:
Interest rate caps, not treated as hedges	23,400	[1],[2],[3]
Derivative assets total	23,400
Derivative Liabilities:
Interest rate swaps, treated as hedges	154,450	[1],[3],[4]
Interest rate swaps, not treated as hedges	294,203	[1],[2],[3]
Derivatives liabilities total	448,653
Carrying (Reported) Amount, Fair Value Disclosure
Real estate securities, available-for-sale:
CMBS	376,391
REIT debt	66,174
ABS - subprime	355,975
ABS - other real estate	1,475
FNMA/FHLMC	820,535
CDO	71,025
Real estate securities total	1,691,575
Derivative assets:
Interest rate caps, not treated as hedges	165	[1],[2],[3]	862	[1],[2],[3]
Derivative assets total	165
Derivative Liabilities:
Interest rate swaps, treated as hedges	12,175	[1],[3],[4]	90,025	[1],[3],[4]
Interest rate swaps, not treated as hedges	19,401	[1],[2],[3]	29,295	[1],[2],[3]
Derivatives liabilities total	31,576
Estimate of Fair Value, Fair Value Disclosure
Real estate securities, available-for-sale:
CMBS	376,391
REIT debt	66,174
ABS - subprime	355,975
ABS - other real estate	1,475
FNMA/FHLMC	820,535
CDO	71,025
Real estate securities total	1,691,575
Derivative assets:
Interest rate caps, not treated as hedges	165	[1],[2],[3]	862	[1],[2],[3]
Derivative assets total	165
Derivative Liabilities:
Interest rate swaps, treated as hedges	12,175	[1],[3],[4]	90,025	[1],[3],[4]
Interest rate swaps, not treated as hedges	19,401	[1],[2],[3]	29,295	[1],[2],[3]
Derivatives liabilities total	31,576
Fair Value, Inputs, Level 2
Real estate securities, available-for-sale:
CMBS
REIT debt	66,174
ABS - subprime
ABS - other real estate
FNMA/FHLMC	820,535
CDO
Real estate securities total	886,709
Derivative assets:
Interest rate caps, not treated as hedges	165
Derivative assets total	165
Derivative Liabilities:
Interest rate swaps, treated as hedges	12,175
Interest rate swaps, not treated as hedges	19,401
Derivatives liabilities total	31,576
Fair Value, Inputs, Level 3A
Real estate securities, available-for-sale:
CMBS	330,026
REIT debt
ABS - subprime	330,021
ABS - other real estate	798
FNMA/FHLMC
CDO	65,027
Real estate securities total	725,872
Derivative assets:
Interest rate caps, not treated as hedges
Derivative assets total
Derivative Liabilities:
Interest rate swaps, treated as hedges
Interest rate swaps, not treated as hedges
Derivatives liabilities total
Fair Value, Inputs, Level 3B
Real estate securities, available-for-sale:
CMBS	46,365
REIT debt
ABS - subprime	25,954
ABS - other real estate	677
FNMA/FHLMC
CDO	5,998
Real estate securities total	78,994
Derivative assets:
Interest rate caps, not treated as hedges
Derivative assets total
Derivative Liabilities:
Interest rate swaps, treated as hedges
Interest rate swaps, not treated as hedges
Derivatives liabilities total

[1]	*Measured at fair value on a recurring basis.
[2]	(D) This represents two interest rate swap agreements with a total notional balance of $294.2 million, maturing in March 2014 and March 2015, respectively, and an interest rate cap agreement with a notional balance of $23.4 million, maturing in August 2019. Newcastle entered into these agreements to reduce its exposure to interest rate changes on the floating rate financings of CDO IV, CDO VI and the senior living assets. These derivative agreements were not designated as hedges for accounting purposes as of December 31, 2012.
[3]	(E) Newcastle's derivatives fall into two categories. As of December 31, 2012, all derivatives were held within Newcastle's nonrecourse CDO structures. An aggregate notional balance of $448.7 million, which were liabilities at period end, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs' total investments exceeded the fair value of each of the CDOs' derivative liabilities, no credit valuation adjustments were recorded. A notional balance of $23.4 million was an asset at period end and therefore are subject to the counterparty's credit risk. No adjustments have been made to the fair value quotations received related to credit risk as a result of the counterparty's "AA" credit rating. Newcastle's significant derivative counterparties include Bank of America, Credit Suisse, and Wells Fargo.
[4]	(C) Represents derivative agreements as follows (See Table Schedule of Fair Value of Derivative Assets)

Schedule of Change in Fair Value of Level 3 Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Transfers In		[1],[2]
Transfers Out		[1],[2]
Proceeds from sales		[1]
Level3A | CMBS Conduit
Balance, Beginning	816,283		840,227
Transfers In	6,056	[3]	41,158	[3]
Transfers Out	(28,467)	[3]	(88,464)	[3]
CDO V Deconsolidation			(59,970)
CDO X Deconsolidation	(634,036)
Included in net income (C)	1,190	[4],[5]	42,597	[4],[5]
Included in other comprehensive income (loss)	32,373	[4]	(106,500)	[4]
Amortization included in interest income	24,845		23,878
Purchases	71,968		313,857
Proceeds from sales	(24,551)		(139,387)
Proceeds from repayments	(40,086)		(51,113)
Balance, Ending	225,575		816,283
Level3A | CMBS Other
Balance, Beginning	132,435		331,904
Transfers In	21,823	[3]	25,000	[3]
Transfers Out	(14,105)	[3]	(24,826)	[3]
CDO V Deconsolidation			(55,838)
CDO X Deconsolidation	(40,172)
Included in net income (C)		[4],[5]	579	[4],[5]
Included in other comprehensive income (loss)	11,490	[4]	38,583	[4]
Amortization included in interest income	1,410		5,883
Purchases			27,262
Proceeds from sales			(54,885)
Proceeds from repayments	(8,430)		(161,227)
Balance, Ending	104,451		132,435
Level3A | ABS Subprime
Balance, Beginning	66,141		83,582
Transfers In	28,048	[3]	19,950	[3]
Transfers Out	(11,057)	[3]	(15,031)	[3]
CDO V Deconsolidation			(5,107)
CDO X Deconsolidation	(70,607)
Included in net income (C)	(8)	[4],[5]	(23)	[4],[5]
Included in other comprehensive income (loss)	26,159	[4]	(9,158)	[4]
Amortization included in interest income	10,805		5,210
Purchases	315,475		29,359
Proceeds from sales			(6,573)
Proceeds from repayments	(34,935)		(36,068)
Balance, Ending	330,021		66,141
Level3A | ABS Other
Balance, Beginning	31,188		36,193
Transfers In		[3]	718	[3]
Transfers Out	(5)	[3]	(7,548)	[3]
CDO V Deconsolidation
CDO X Deconsolidation	(25,883)
Included in net income (C)		[4],[5]	(113)	[4],[5]
Included in other comprehensive income (loss)	(629)	[4]	(716)	[4]
Amortization included in interest income	(11)		338
Purchases			7,548
Proceeds from sales
Proceeds from repayments	(3,862)		(5,232)
Balance, Ending	798		31,188
Level3A | Equity/Other Securities
Balance, Beginning	52,047
Transfers In			2,641	[3]
Transfers Out		[3]	(2,475)	[3]
CDO V Deconsolidation
CDO X Deconsolidation
Included in net income (C)		[4],[5]		[4],[5]
Included in other comprehensive income (loss)	12,823	[4]	(11,461)	[4]
Amortization included in interest income	5,211		3,376
Purchases			69,308
Proceeds from sales
Proceeds from repayments	(5,054)		(9,342)
Balance, Ending	65,027		52,047
Level3A | Total Investments
Balance, Beginning	1,098,094		1,291,906
Transfers In	55,927	[3]	89,467	[3]
Transfers Out	(53,634)	[3]	(138,344)	[3]
CDO V Deconsolidation			(120,915)
CDO X Deconsolidation	(770,698)
Included in net income (C)	1,182	[4],[5]	43,040	[4],[5]
Included in other comprehensive income (loss)	82,216	[4]	(89,252)	[4]
Amortization included in interest income	42,260		38,685
Purchases	387,443		447,334
Proceeds from sales	(24,551)		(200,845)
Proceeds from repayments	(92,367)		(262,982)
Balance, Ending	725,872		1,098,094
Level3B | CMBS Conduit
Balance, Beginning	140,622		107,457
Transfers In	28,467	[3]	88,464	[3]
Transfers Out	(6,056)	[3]	(41,158)	[3]
CDO V Deconsolidation			(32,289)
CDO X Deconsolidation	(133,624)
Included in net income (C)	(6,137)	[4],[5]	7,972	[4],[5]
Included in other comprehensive income (loss)	(9,836)	[4]	32,374	[4]
Amortization included in interest income	8,693		17,055
Purchases	44,119		13,634
Proceeds from sales	(18,708)		(27,400)
Proceeds from repayments	(18,346)		(25,487)
Balance, Ending	29,194		140,622
Level3B | CMBS Other
Balance, Beginning	39,478		21,146
Transfers In	14,105	[3]	24,826	[3]
Transfers Out	(21,823)	[3]	(25,000)	[3]
CDO V Deconsolidation			(1,908)
CDO X Deconsolidation
Included in net income (C)	(396)	[4],[5]	722	[4],[5]
Included in other comprehensive income (loss)	1,025	[4]	1,743	[4]
Amortization included in interest income	367		163
Purchases			25,000
Proceeds from sales			(721)
Proceeds from repayments	(15,585)		(6,493)
Balance, Ending	17,171		39,478
Level3B | ABS Subprime
Balance, Beginning	62,481		94,424
Transfers In	11,057	[3]	15,031	[3]
Transfers Out	(28,048)	[3]	(19,950)	[3]
CDO V Deconsolidation			(14,568)
CDO X Deconsolidation	(16,097)
Included in net income (C)	836	[4],[5]	(1,332)	[4],[5]
Included in other comprehensive income (loss)	2,414	[4]	3,766	[4]
Amortization included in interest income	6,886		8,796
Purchases			25
Proceeds from sales	(3,295)		(8,624)
Proceeds from repayments	(10,280)		(15,087)
Balance, Ending	25,954		62,481
Level3B | ABS Other
Balance, Beginning	6,919		8,985
Transfers In	5	[3]	7,548	[3]
Transfers Out		[3]	(718)	[3]
CDO V Deconsolidation			(3,833)
CDO X Deconsolidation	(291)
Included in net income (C)	(4,092)	[4],[5]	(287)	[4],[5]
Included in other comprehensive income (loss)	2,368	[4]	(3,200)	[4]
Amortization included in interest income	299		911
Purchases
Proceeds from sales	(3,743)		(348)
Proceeds from repayments	(788)		(2,139)
Balance, Ending	677		6,919
Level3B | Equity/Other Securities
Balance, Beginning	3,939		4,282
Transfers In			2,475	[3]
Transfers Out		[3]	(2,641)	[3]
CDO V Deconsolidation
CDO X Deconsolidation
Included in net income (C)		[4],[5]	2,273	[4],[5]
Included in other comprehensive income (loss)	2,302	[4]	(3,346)	[4]
Amortization included in interest income	446		617
Purchases			10,192
Proceeds from sales			(3,884)
Proceeds from repayments	(689)		(6,029)
Balance, Ending	5,998		3,939
Level3B | Total Investments
Balance, Beginning	253,439		236,294
Transfers In	53,634	[3]	138,344	[3]
Transfers Out	(55,927)	[3]	(89,467)	[3]
CDO V Deconsolidation			(52,598)
CDO X Deconsolidation	(150,012)
Included in net income (C)	(9,789)	[4],[5]	9,348	[4],[5]
Included in other comprehensive income (loss)	(1,727)	[4]	31,337	[4]
Amortization included in interest income	16,691		27,542
Purchases	44,119		48,851
Proceeds from sales	(25,746)		(40,977)
Proceeds from repayments	(45,688)		(55,235)
Balance, Ending	$ 78,994		$ 253,439

[1]	(A) Includes the recapture agreement for each respective pool.
[2]	(B) Transfers are assumed to occur at the beginning of the quarter.
[3]	(A) Transfers are assumed to occur at the beginning of the quarter. CDO V was deconsolidated on June 17, 2011 and CDO X was deconsolidated on September 12, 2012.
[4]	(B) None of the gains (losses) recorded in earnings during the periods is attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates.
[5]	(C) These gains (losses) are recorded in the following line items in the consolidated statements of income (See table Schedule of Gains Losses on Fair Value of RE Securities).

Schedule of Gains Losses on Fair Value of RE Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level3A
Gain (loss) on settlement of investments, net	$ 1,196	$ 44,560
Other income (loss), net
OTTI	(14)	(1,520)
Total	1,182	43,040
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period
Level3B
Gain (loss) on settlement of investments, net	9,000	22,895
Other income (loss), net
OTTI	(18,789)	(13,547)
Total	(9,789)	9,348
Gain (loss) on sale of investments, net, from investments transferred into Level 3 during the period

Schedule of Securities Valuation Methodology (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount (A)	$ 2,078,101	[1]	$ 2,421,136	[1]
Amortized Cost Basis (B)	1,608,787	[1]	1,734,329	[1]
Total Fair Value	1,691,575	[1],[2]	1,731,744	[1],[2]
CDOs
Outstanding Face Amount (A)	203,477	[3],[4]
Amortized Cost Basis (B)	67,538	[4],[5]
Multiple Quotes Fair Value (C)		[6]
Single Quote Fair Value (D)	65,027	[7]
Internal Pricing Models Fair Value (E)	5,998	[8]
Total Fair Value	71,025	[2],[4]
FNMA/FHLMC Securities
Outstanding Face Amount (A)	768,619	[3]	232,355
Amortized Cost Basis (B)	818,866	[5]	243,385
Multiple Quotes Fair Value (C)	395,131	[6]
Single Quote Fair Value (D)	425,404	[7]
Internal Pricing Models Fair Value (E)		[8]
Total Fair Value	820,535	[2]	244,915	[2]
RE Securities CMBS
Outstanding Face Amount (A)	474,992	[3]
Amortized Cost Basis (B)	336,966	[5]
Multiple Quotes Fair Value (C)	255,784	[6]
Single Quote Fair Value (D)	74,242	[7]
Internal Pricing Models Fair Value (E)	46,365	[8]
Total Fair Value	376,391
RE Securities REIT Debt
Outstanding Face Amount (A)	62,700	[3]
Amortized Cost Basis (B)	62,069	[5]
Multiple Quotes Fair Value (C)	34,809	[6]
Single Quote Fair Value (D)	31,365	[7]
Internal Pricing Models Fair Value (E)		[8]
Total Fair Value	66,174
RE Securities ABS Subprime
Outstanding Face Amount (A)	558,215	[3]
Amortized Cost Basis (B)	321,801	[5]
Multiple Quotes Fair Value (C)	290,731	[6]
Single Quote Fair Value (D)	39,290	[7]
Internal Pricing Models Fair Value (E)	25,954	[8]
Total Fair Value	355,975
RE Securities ABS Other Real Estate
Outstanding Face Amount (A)	10,098	[3]
Amortized Cost Basis (B)	1,547	[5]
Multiple Quotes Fair Value (C)		[6]
Single Quote Fair Value (D)	798	[7]
Internal Pricing Models Fair Value (E)	677	[8]
Total Fair Value	1,475
RE Securities Total
Outstanding Face Amount (A)	2,078,101	[3]
Amortized Cost Basis (B)	1,608,787	[5]
Multiple Quotes Fair Value (C)	976,455	[6]
Single Quote Fair Value (D)	636,126	[7]
Internal Pricing Models Fair Value (E)	78,994	[8]
Total Fair Value	$ 1,691,575

[1]	(H) As of December 31, 2012 and 2011, the total outstanding face amount of fixed rate securities was $0.5 billion and $1.7 billion, respectively, and of floating rate securities was $1.5 billion and $0.7 billion, respectively.
[2]	(B) See Note 10 regarding the estimation of fair value, which is equal to carrying value for all securities.
[3]	(A) Net of incurred losses.
[4]	(G) Includes two CDO bonds issued by a third party with a carrying value of $61.2 million, four CDO bonds issued by CDO V (which has been deconsolidated and held as an investment by Newcastle) with a carrying value of $6.0 million and seven CDO bonds issued by C-BASS with a carrying value of $3.9 million.
[5]	(B) Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
[6]	(C) Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold us the security). Management selected one of the quotes received as being the most representative of fair value and did not use an average of the quotes. Even if Newcastle receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes Newcastle receives. Management believes using an average of the quotes in these cases would generally not represent the fair value of the asset. Based on Newcastle's own fair value analysis using internal models, management selects one of the quotes which is believed to more accurately reflect fair value. Newcastle never adjusts quotes received.
[7]	(D) Management was unable to obtain quotations from more than one source on these securities. The one source was generally the seller (the party that sold us the security) or a pricing service.
[8]	(E) Securities whose fair value was estimated based on internal pricing models are further detailed as follows (See table Securities valued based on internal pricing models for details).

Securities valued based on internal pricing models (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
CMBS Conduit
Amortized Cost Basis (B)	$ 23,648	[1]
Fair Value	29,193
Impairment recorded in current period	4,418
Unrealized Gains (Losses) in Accumulated OCI	5,545
Discount Rate Assumption	10.00%
Prepayment Speed Assumption	N/A	[2]
Default Rate	21.00%
Loss Severity	39%
CMBS Large Loan/Single Borrower
Amortized Cost Basis (B)	18,326	[1]
Fair Value	17,172
Impairment recorded in current period
Unrealized Gains (Losses) in Accumulated OCI	(1,154)
Discount Rate Assumption	6.00%
Prepayment Speed Assumption	N/A	[2]
Default Rate	18.00%
Loss Severity	40%
ABS Subprime
Amortized Cost Basis (B)	13,741	[1]
Fair Value	25,954
Impairment recorded in current period	719
Unrealized Gains (Losses) in Accumulated OCI	12,213
Discount Rate Assumption	8.00%
Prepayment Speed Assumption	2.00%	[2]
Default Rate	60.00%
Loss Severity	75%
RE Securities ABS Other Real Estate
Amortized Cost Basis (B)	455	[1]
Fair Value	677
Impairment recorded in current period	64
Unrealized Gains (Losses) in Accumulated OCI	222
Discount Rate Assumption	8.00%
Prepayment Speed Assumption	0.00%	[2]
Default Rate	44.00%
Loss Severity	100%
RE Securities CDO
Amortized Cost Basis (B)	3,979	[1]
Fair Value	5,998
Impairment recorded in current period
Unrealized Gains (Losses) in Accumulated OCI	2,019
Discount Rate Assumption	18.00%
Prepayment Speed Assumption	4.00%	[2]
Default Rate	69.00%
Loss Severity	93%
RE Securities Total
Amortized Cost Basis (B)	60,149	[1]
Fair Value	78,994
Impairment recorded in current period	5,201
Unrealized Gains (Losses) in Accumulated OCI	$ 18,845

[1]	(B) Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
[2]	(F) Projected annualized average prepayment rate.

Schedule of Loan Valuation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Outstanding Face Amount	$ 1,121,085	[1]
Carrying Value	843,132	[1]
Mezzanine Loans
Outstanding Face Amount	527,793
Carrying Value	442,529	[2]	469,326	[2]
Fair Value	451,812
Valuation Allowance/(Reversal) In Current Year	4,049
Discount Rate Input Range	6.5%-25.0%
Loss Severity Input Range	0.0%-100.0%
Discount Rate Weighted Average	10.10%
Loss Severity Weighted Average	10.60%
Corporate Bank Loans
Outstanding Face Amount	391,904
Carrying Value	208,863	[2]	161,153	[2]
Fair Value	208,863
Valuation Allowance/(Reversal) In Current Year	(19,123)
Discount Rate Input Range	6.3%-36.3%
Loss Severity Input Range	0.0%-100.0%
Discount Rate Weighted Average	18.90%
Loss Severity Weighted Average	37.60%
B-Notes
Outstanding Face Amount	171,258
Carrying Value	161,610	[2]	152,535	[2]
Fair Value	162,285
Valuation Allowance/(Reversal) In Current Year	(13,139)
Discount Rate Input Range	8.0%-15.0%
Loss Severity Input Range	0.0%
Discount Rate Weighted Average	10.40%
Loss Severity Weighted Average	0.00%
Whole Loans
Outstanding Face Amount	30,130
Carrying Value	30,130	[2]	30,566	[2]
Fair Value	30,142
Valuation Allowance/(Reversal) In Current Year
Discount Rate Input Range	5.1%-7.1%
Loss Severity Input Range	0.0%-15.0%
Discount Rate Weighted Average	5.20%
Loss Severity Weighted Average	14.50%
Total Real Estate Related Loans Held for Sale
Outstanding Face Amount	1,121,085	[3]
Carrying Value	843,132	[2],[3]	813,580	[2]
Fair Value	853,102
Valuation Allowance/(Reversal) In Current Year	(28,213)
Non-Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	573
Carrying Value	163	[2]	199	[2]
Fair Value	163
Valuation Allowance/(Reversal) In Current Year	3
Discount Rate Weighted Average	38.80%
Prepayment Speed Weighted Average	0.00%
Cumulative Default Rate Weighted Average	52.90%
Loss Severity Weighted Average	75.00%
Non-Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	3,072
Carrying Value	2,308	[2]	2,488	[2]
Fair Value	2,308
Valuation Allowance/(Reversal) In Current Year	(496)
Discount Rate Weighted Average	15.50%
Prepayment Speed Weighted Average	5.00%
Cumulative Default Rate Weighted Average	3.50%
Loss Severity Weighted Average	80.00%
Total Residential Mortgage Loans Held For Sale
Outstanding Face Amount	3,645	[4]
Carrying Value	2,471	[2],[4]	2,687	[2]
Fair Value	2,471
Valuation Allowance/(Reversal) In Current Year	(493)
Securitized Manufacturing Housing Loan Portfolio I
Outstanding Face Amount	118,746
Carrying Value	100,124	[2]	112,316	[2]
Fair Value	99,964
Valuation Allowance/(Reversal) In Current Year	(49)
Discount Rate Weighted Average	9.50%
Prepayment Speed Weighted Average	4.00%
Cumulative Default Rate Weighted Average	4.00%
Loss Severity Weighted Average	75.00%
Securitized Manufacturing Housing Loan Portfolio II
Outstanding Face Amount	153,193
Carrying Value	150,123	[2]	175,120	[2]
Fair Value	148,441
Valuation Allowance/(Reversal) In Current Year	3,926
Discount Rate Weighted Average	7.50%
Prepayment Speed Weighted Average	5.00%
Cumulative Default Rate Weighted Average	3.50%
Loss Severity Weighted Average	80.00%
Residential Mortgage Loans
Outstanding Face Amount	56,131
Carrying Value	42,214	[2]	43,800	[2]
Fair Value	48,625
Valuation Allowance/(Reversal) In Current Year	242
Discount Rate Weighted Average	7.40%
Prepayment Speed Weighted Average	4.70%
Cumulative Default Rate Weighted Average	2.80%
Loss Severity Weighted Average	46.60%
Total Residential Mortgage Loans Held For Investment
Outstanding Face Amount	328,070	[4],[5]
Carrying Value	292,461	[2],[4],[5]	331,236	[2]
Fair Value	297,030
Valuation Allowance/(Reversal) In Current Year	$ 4,119

[1]	(1) Based on the final extended maturity date of each loan investment as of December 31, 2012.
[2]	(A) The aggregate United States federal income tax basis for such assets at December 31, 2012 was approximately $1.3 billion (unaudited), excluding the securitized subprime mortgage loans, which are fully consolidated for tax purposes. Carrying value includes interest receivable of $0.1 million for the residential housing loans and principal and interest receivable of $4.8 million for the manufactured housing loans.
[3]	(D) Loans which are more than 3% of the total current carrying value (or $25.3 million) at December 31, 2012 are as follows (See Table Schedule of Large Loans for details).
[4]	(F) Loans acquired at a discount for credit quality.
[5]	(E) The following is an aging analysis of past due residential loans held-for-investment as of December 31, 2012 (See Table Aging Schedule of Past Due Residential Loans Held For Investment). Newcastle's management monitors the credit quality of the Manufactured Housing Loan Portfolios I and II primarily by using the aging analysis, current trends in delinquencies and the actual loss incurrence rate.

Schedule of Fair Value Inputs in Valuing Excess MSRs (Details)	Dec. 31, 2012
Excess MSRs Pool 1
Prepayment Rate Significant Input Ranges	17.10%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.29%	[4]
Discount Rage Significant Input Ranges	18.00%
MSR Pool 1 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	18.00%
Excess MSRs Pool 2
Prepayment Rate Significant Input Ranges	16.70%	[1]
Delinquency Rate Significant Input Ranges	11.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.23%	[4]
Discount Rage Significant Input Ranges	17.30%
MSR Pool 2 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.30%
Excess MSRs Pool 3
Prepayment Rate Significant Input Ranges	16.90%	[1]
Delinquency Rate Significant Input Ranges	12.10%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.23%	[4]
Discount Rage Significant Input Ranges	17.60%
MSR Pool 3 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.60%
Excess MSRs Pool 4
Prepayment Rate Significant Input Ranges	18.60%	[1]
Delinquency Rate Significant Input Ranges	15.90%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.17%	[4]
Discount Rage Significant Input Ranges	17.90%
MSR Pool 4 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	10.00%	[2]
Recapture Rate Significant Input Ranges	35.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.90%
Excess MSRs Pool 5
Prepayment Rate Significant Input Ranges	15.00%	[1]
Delinquency Rate Significant Input Ranges	N/A(E)	[2],[5]
Recapture Rate Significant Input Ranges	20.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.13%	[4]
Discount Rage Significant Input Ranges	17.50%
MSR Pool 5 Recapture Agreement
Prepayment Rate Significant Input Ranges	8.00%	[1]
Delinquency Rate Significant Input Ranges	N/A(E)	[2],[5]
Recapture Rate Significant Input Ranges	20.00%	[3]
Excess Mortgage Servicing Amount Significant Input Ranges	0.21%	[4]
Discount Rage Significant Input Ranges	17.50%

[1]	(A) Projected annualized weighted average voluntary and involuntary prepayment rate using a prepayment vector.
[2]	(B) Projected percentage of mortgage loans in the pool that are expected to miss their mortgage payments.
[3]	(C) Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[4]	(D) Weighted average total mortgage servicing amount in excess of the basic fee.
[5]	(E) The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO)

Schedule of MSRs Valued using Level 3B inputs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2010	Dec. 31, 2011 Restated		Dec. 31, 2012 Excess MSRs Pool 1 Level3B		Dec. 31, 2010 Excess MSRs Pool 1 Level3B	Dec. 31, 2011 Excess MSRs Pool 1 Level3B Restated		Dec. 31, 2012 Excess MSRs Pool 2 Level3B		Dec. 31, 2010 Excess MSRs Pool 2 Level3B	Dec. 31, 2011 Excess MSRs Pool 2 Level3B Restated	Dec. 31, 2012 Excess MSRs Pool 3 Level3B		Dec. 31, 2010 Excess MSRs Pool 3 Level3B	Dec. 31, 2011 Excess MSRs Pool 3 Level3B Restated	Dec. 31, 2012 Excess MSRs Pool 4 Level3B		Dec. 31, 2010 Excess MSRs Pool 4 Level3B	Dec. 31, 2011 Excess MSRs Pool 4 Level3B Restated	Dec. 31, 2012 Excess MSRs Pool 5 Level3B		Dec. 31, 2010 Excess MSRs Pool 5 Level3B	Dec. 31, 2011 Excess MSRs Pool 5 Level3B Restated
Balance, Beginning	$ 43,971	[1]	[1]			$ 43,971	[1]	[1]				[1]	[1]			[1]	[1]			[1]	[1]			[1]	[1]
Transfers from Level 3A		[1],[2]			[1],[2]		[1],[2]			[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]
Transfers into Level 3A		[1],[2]			[1],[2]		[1],[2]			[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]		[1],[2]
Gains(losses) included in net income	9,023	[1],[3]			[1],[3]	5,877	[1],[3]			[1],[3]	1,226	[1],[3]		[1],[3]	2,780	[1],[3]		[1],[3]	1,004	[1],[3]		[1],[3]	(1,864)	[1],[3]		[1],[3]
Interest income	27,488	[1]		367	[1]	7,955	[1]		367	[1]	3,450	[1]		[1]	3,409	[1]		[1]	1,381	[1]		[1]	11,293	[1]		[1]
Purchases	220,342	[1]		43,742	[1]		[1]		43,742	[1]	43,872	[1]		[1]	36,218	[1]		[1]	15,439	[1]		[1]	124,813	[1]		[1]
Purchase adjustments	(1,700)	[1]		1,260	[1]	(178)	[1]		1,260	[1]	(1,522)	[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]
Proceeds from sales		[1]			[1]		[1]			[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]
Proceeds from repayments	(54,088)	[1]		(1,398)	[1]	(16,715)	[1]		(1,398)	[1]	(7,704)	[1]		[1]	(6,973)	[1]		[1]	(2,788)	[1]		[1]	(19,908)	[1]		[1]
Balance, Ending	$ 245,036	[1]	[1]			$ 40,910	[1]	[1]			$ 39,322	[1]	[1]		$ 35,434	[1]	[1]		$ 15,036	[1]	[1]		$ 114,334	[1]	[1]

[1]	(A) Includes the recapture agreement for each respective pool.
[2]	(B) Transfers are assumed to occur at the beginning of the quarter.
[3]	(C) The gains (losses) recorded in earnings during the period are attributable to the change in unrealized gains (losses) relating to Level 3 assets still held at the reporting dates. These gains (losses) are recorded in "Change in fair value of investments in excess mortgage servicing rights" in the consolidated statement of income.

Schedule of Fair Value of Derivatives (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest rate caps, designated as hedges
Fair Value of Derivatives		$ 1,092
Fair Value of Derivatives, Balance Sheet Location	Derivative Assets	Derivative Assets
Interest rate caps, not designated as hedges
Fair Value of Derivatives	165	862
Fair Value of Derivatives, Balance Sheet Location	Derivative Assets	Derivative Assets
Total Asset Derivatives
Fair Value of Derivatives	165	1,954
Iinterest rate swaps, designated as hedges
Fair Value of Derivatives	12,175	90,025
Fair Value of Derivatives, Balance Sheet Location	Derivative Liabilities	Derivative Liabilities
Interest rate swaps, not designated as hedges
Fair Value of Derivatives	19,401	29,295
Fair Value of Derivatives, Balance Sheet Location	Derivative Liabilities	Derivative Liabilities
Total Liability Derivatives
Fair Value of Derivatives	$ 31,576	$ 119,320

Schedule of Outstanding Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Restated
Notional amount of interest rate swap agreements	$ 154,450	$ 848,434
Notional amount of interest rate cap agreements		104,205
Amount of (loss) recognized in OCI on effective portion	(12,050)		(69,908)
Deferred hedge gain (loss) related to anticipated financings, which have subsequently occurred, net of amortization	237		299
Deferred hedge gain (loss) related to dedesignation, net of amortization	(210)		(893)
Expected reclassification of deferred hedges from AOCI into earnings over the next 12 months	4		1,688
Expected reclassification of current hedges from AOCI into earnings over the next 12 months	(6,259)		(35,348)
Notional amount of interest rate swap agreements	294,203	316,600
Notional amount of interest rate cap agreements	$ 23,400	$ 36,428

Schedule of Gain Loss on Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated	Dec. 31, 2012 Income Statement Location	Dec. 31, 2010 Income Statement Location	Dec. 31, 2011 Income Statement Location Restated
Cash flow hedges
Gain (loss) on the ineffective portion	$ 483	$ 580	$ (917)
Gain (loss) immediately recognized at dedesignation	(7,036)	(39,184)	(13,939)
Amount of gain (loss) reclassified from AOCI into income, related to effective portion	(30,631)	(83,869)	(63,350)
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings	61	475	58
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges	1,189	(5,471)	2,259
Non-hedge derivatives gain (loss)	$ 9,101	$ (1,240)	$ 3,284
Gain (loss) on the ineffective portion				Other Income (loss)	Other Income (loss)	Other Income (loss)
Gain (loss) immediately recognized at dedesignation				Gain (loss) on sale of investments; Other income (loss)	Gain (loss) on sale of investments; Other income (loss)	Gain (loss) on sale of investments; Other income (loss)
Amount of gain (loss) reclassified from AOCI into income, related to effective portion				Interest Expense	Interest Expense	Interest Expense
Deferred hedge gain reclassified from AOCI into income, related to anticipated financings				Interest Expense	Interest Expense	Interest Expense
Deferred hedge gain (loss) reclassified from AOCI into income, related to effective portion of dedesignated hedges				Interest Expense	Interest Expense	Interest Expense
Non-hedge derivatives gain (loss)				Other income (loss)	Other income (loss)	Other income (loss)

FAIR VALUE OF FINANCIAL INSTRUMENTS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments Details Narrative
Notional Balance of two interest rate swap agreements maturing in March 2014 and March 2015	$ 294,203	$ 316,600
Notional balance of one interest rate cap agreement maturing in August 2019	23,400	36,428
Aggregate notional balance of derivative liabilities within Newcastle's nonrecourse CDO structures	$ 448,700

Schedule of Debt Obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
BPM Senior Living Facilities
Month Issued	Jul 2012
Outstanding Face Amount	$ 88,400
Carrying Value	88,400
Final Stated Maturity	Aug 2019
Unhedged Weighted Average Funding Cost (A)	3.44%	[1]
Weighted Average Funding Cost (B)	3.44%	[2]
Weighted Average Maturity (Years)	6.2
Face Amount of Floating Rate Debt	23,400
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	138,131	[3]
Carrying Value of Collateral (C)	138,131	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges	23,400	[4]
BPM Senior Living Facilities | Restated
Outstanding Face Amount
Carrying Value
RLG Senior Living Facilities
Month Issued	Nov 2012
Outstanding Face Amount	16,000
Carrying Value	16,000
Final Stated Maturity	Oct 2017
Unhedged Weighted Average Funding Cost (A)	LIBOR + 3.75%; LIBOR floor of 1%	[1],[5]
Weighted Average Funding Cost (B)	4.75%	[2]
Weighted Average Maturity (Years)	4.8
Face Amount of Floating Rate Debt	16,000
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	22,262	[3]
Carrying Value of Collateral (C)	22,262	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
RLG Senior Living Facilities | Restated
Outstanding Face Amount
Carrying Value
Courtyard Senior Living Facilities
Month Issued	Dec 2012
Outstanding Face Amount	16,125
Carrying Value	16,125
Final Stated Maturity	Oct 2017
Unhedged Weighted Average Funding Cost (A)	LIBOR + 3.75%; LIBOR floor of 1%	[1],[5]
Weighted Average Funding Cost (B)	4.75%	[2]
Weighted Average Maturity (Years)	4.8
Face Amount of Floating Rate Debt	16,125
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	21,494	[3]
Carrying Value of Collateral (C)	21,494	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Courtyard Senior Living Facilities | Restated
Outstanding Face Amount
Carrying Value
CDO IV Bonds Payable
Month Issued	Mar 2004	[6]
Outstanding Face Amount	79,898	[6]	106,645	[6]
Carrying Value	79,811	[6]	106,454	[6]
Final Stated Maturity	Mar 2039	[6]
Unhedged Weighted Average Funding Cost (A)	1.83%	[1],[6]
Weighted Average Funding Cost (B)	5.02%	[2],[6]
Weighted Average Maturity (Years)	1.3	[6]
Face Amount of Floating Rate Debt	69,098	[6]
Outstanding Face Amount of Collateral (C)	168,111	[3],[6]
Amortized Cost Basis of Collateral (C)	155,646	[3],[6]
Carrying Value of Collateral (C)	151,250	[3],[6]
Weighted Average Maturity (Years) Of Collateral	1.9	[6]
Floating Rate Face Amount of Collateral (C)	43,202	[3],[6]
Aggregate Notional Amount of Current Hedges	69,098	[4],[6]
CDO VI Bonds Payable
Month Issued	Apr 2005	[6]
Outstanding Face Amount	91,578	[6]	91,141	[6]
Carrying Value	91,578	[6]	91,141	[6]
Final Stated Maturity	Apr 2040	[6]
Unhedged Weighted Average Funding Cost (A)	0.87%	[1],[6]
Weighted Average Funding Cost (B)	5.35%	[2],[6]
Weighted Average Maturity (Years)	4.8	[6]
Face Amount of Floating Rate Debt	88,495	[6]
Outstanding Face Amount of Collateral (C)	180,039	[3],[6]
Amortized Cost Basis of Collateral (C)	92,932	[3],[6]
Carrying Value of Collateral (C)	119,184	[3],[6]
Weighted Average Maturity (Years) Of Collateral	3.1	[6]
Floating Rate Face Amount of Collateral (C)	49,393	[3],[6]
Aggregate Notional Amount of Current Hedges	88,495	[4],[6]
CDO VIII Bonds Payable
Month Issued	Nov 2006
Outstanding Face Amount	518,501		577,133
Carrying Value	517,541		575,736
Final Stated Maturity	Nov 2052
Unhedged Weighted Average Funding Cost (A)	0.78%	[1]
Weighted Average Funding Cost (B)	2.20%	[2]
Weighted Average Maturity (Years)	2.4
Face Amount of Floating Rate Debt	510,901
Outstanding Face Amount of Collateral (C)	707,189	[3]
Amortized Cost Basis of Collateral (C)	523,202	[3]
Carrying Value of Collateral (C)	551,058	[3]
Weighted Average Maturity (Years) Of Collateral	2.9
Floating Rate Face Amount of Collateral (C)	385,978	[3]
Aggregate Notional Amount of Current Hedges	154,450	[4]
CDO IX Bonds Payable
Month Issued	May 2007
Outstanding Face Amount	400,938		480,125
Carrying Value	402,424		482,329
Final Stated Maturity	May 2052
Unhedged Weighted Average Funding Cost (A)	0.59%	[1]
Weighted Average Funding Cost (B)	0.59%	[2]
Weighted Average Maturity (Years)	2.3
Face Amount of Floating Rate Debt	400,938
Outstanding Face Amount of Collateral (C)	637,873	[3]
Amortized Cost Basis of Collateral (C)	517,982	[3]
Carrying Value of Collateral (C)	527,903	[3]
Weighted Average Maturity (Years) Of Collateral	3.2
Floating Rate Face Amount of Collateral (C)	326,849	[3]
Aggregate Notional Amount of Current Hedges		[4]
CDO X Bonds Payable
Month Issued	Jul 2007	[7]
Outstanding Face Amount		[7]	1,150,000	[7]
Carrying Value		[7]	1,147,945	[7]
Final Stated Maturity	Jul 2052	[7]
Unhedged Weighted Average Funding Cost (A)	N/A	[1],[7]
Weighted Average Maturity (Years)		[7]
Face Amount of Floating Rate Debt		[7]
Outstanding Face Amount of Collateral (C)		[3],[7]
Amortized Cost Basis of Collateral (C)		[3],[7]
Carrying Value of Collateral (C)		[3],[7]
Weighted Average Maturity (Years) Of Collateral		[7]
Floating Rate Face Amount of Collateral (C)		[3],[7]
Aggregate Notional Amount of Current Hedges		[4],[7]
Total CDO Bonds Payable
Outstanding Face Amount	1,090,915		2,405,044
Carrying Value	1,091,354		2,403,605
Weighted Average Funding Cost (B)	2.08%	[2]
Weighted Average Maturity (Years)	2.5
Face Amount of Floating Rate Debt	1,069,432
Outstanding Face Amount of Collateral (C)	1,693,212	[3]
Amortized Cost Basis of Collateral (C)	1,289,762	[3]
Carrying Value of Collateral (C)	1,349,395	[3]
Weighted Average Maturity (Years) Of Collateral	2.9
Floating Rate Face Amount of Collateral (C)	805,422	[3]
Aggregate Notional Amount of Current Hedges	312,043	[4]
MH Loans Portfolio I Bonds and Notes Payable
Month Issued	Apr 2010	[8]
Outstanding Face Amount	70,056	[8]	70,109	[8]
Carrying Value	66,199	[8]	69,256	[8]
Final Stated Maturity	Jul 2035	[8]
Unhedged Weighted Average Funding Cost (A)	6.25%	[1],[8]
Weighted Average Funding Cost (B)	6.25%	[2],[8]
Weighted Average Maturity (Years)	4.2	[8]
Face Amount of Floating Rate Debt		[8]
Outstanding Face Amount of Collateral (C)	118,746	[3],[8]
Amortized Cost Basis of Collateral (C)	100,124	[3],[8]
Carrying Value of Collateral (C)	100,124	[3],[8]
Weighted Average Maturity (Years) Of Collateral	6.8	[8]
Floating Rate Face Amount of Collateral (C)	909	[3],[8]
Aggregate Notional Amount of Current Hedges		[4],[8]
MH Loans Portfolio II Bonds and Notes Payable
Month Issued	May 2011	[8]
Outstanding Face Amount	117,907	[8]	126,856	[8]
Carrying Value	117,191	[8]	125,630	[8]
Final Stated Maturity	Dec 2033	[8]
Unhedged Weighted Average Funding Cost (A)	4.40%	[1],[8]
Weighted Average Funding Cost (B)	4.40%	[2],[8]
Weighted Average Maturity (Years)	3.9	[8]
Face Amount of Floating Rate Debt		[8]
Outstanding Face Amount of Collateral (C)	153,193	[3],[8]
Amortized Cost Basis of Collateral (C)	150,123	[3],[8]
Carrying Value of Collateral (C)	150,123	[3],[8]
Weighted Average Maturity (Years) Of Collateral	5.6	[8]
Floating Rate Face Amount of Collateral (C)	25,727	[3],[8]
Aggregate Notional Amount of Current Hedges		[4],[8]
Residential Mortgage Loans
Month Issued	Aug 2006
Outstanding Face Amount			5,491
Carrying Value			5,491
Final Stated Maturity	N/A
Unhedged Weighted Average Funding Cost (A)	N/A	[1]
Weighted Average Funding Cost (B)		[2]
Weighted Average Maturity (Years)
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)		[3]
Amortized Cost Basis of Collateral (C)		[3]
Carrying Value of Collateral (C)		[3]
Weighted Average Maturity (Years) Of Collateral
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Total Other Bonds And Notes Payable
Outstanding Face Amount	187,963		202,456
Carrying Value	183,390		200,377
Weighted Average Funding Cost (B)	5.07%	[2]
Weighted Average Maturity (Years)	4
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)	271,939	[3]
Amortized Cost Basis of Collateral (C)	250,247	[3]
Carrying Value of Collateral (C)	250,247	[3]
Weighted Average Maturity (Years) Of Collateral	6.1
Floating Rate Face Amount of Collateral (C)	26,636	[3]
Aggregate Notional Amount of Current Hedges		[4]
CDO Securities Repurchase Agreements
Month Issued	Dec 2012	[9]
Outstanding Face Amount	5,658	[9]	8,728	[9]
Carrying Value	5,658	[9]	8,728	[9]
Final Stated Maturity	Mar 2013	[9]
Unhedged Weighted Average Funding Cost (A)	LIBOR + 2.25%	[1],[9]
Weighted Average Funding Cost (B)	2.46%	[2],[9]
Weighted Average Maturity (Years)	0.2	[9]
Face Amount of Floating Rate Debt	5,658	[9]
Outstanding Face Amount of Collateral (C)		[3],[9]
Amortized Cost Basis of Collateral (C)		[3],[9]
Carrying Value of Collateral (C)		[3],[9]
Weighted Average Maturity (Years) Of Collateral		[9]
Floating Rate Face Amount of Collateral (C)		[3],[9]
Aggregate Notional Amount of Current Hedges		[4],[9]
Non-agency RMBS Repurchase Agreements
Month Issued	Various	[10]
Outstanding Face Amount	150,922	[10]		[10]
Carrying Value	150,922	[10]		[10]
Final Stated Maturity	Jan 2013	[10]
Unhedged Weighted Average Funding Cost (A)	LIBOR + 2.00%	[1],[10]
Weighted Average Funding Cost (B)	2.21%	[10],[2]
Weighted Average Maturity (Years)	0.1	[10]
Face Amount of Floating Rate Debt	150,922	[10]
Outstanding Face Amount of Collateral (C)	344,177	[10],[3]
Amortized Cost Basis of Collateral (C)	215,212	[10],[3]
Carrying Value of Collateral (C)	228,493	[10],[3]
Weighted Average Maturity (Years) Of Collateral	6.9	[10]
Floating Rate Face Amount of Collateral (C)	344,177	[10],[3]
Aggregate Notional Amount of Current Hedges		[10],[4]
FNMA/FHLMC Securities
Month Issued	Various	[11]
Outstanding Face Amount	772,855	[11]	231,012	[11]
Carrying Value	772,855	[11]	231,012	[11]
Final Stated Maturity	Various	[11]
Unhedged Weighted Average Funding Cost (A)	0.53%	[1],[11]
Weighted Average Funding Cost (B)	0.53%	[11],[2]
Weighted Average Maturity (Years)	0.1	[11]
Face Amount of Floating Rate Debt	772,855	[11]
Outstanding Face Amount of Collateral (C)	768,619	[11],[3]
Amortized Cost Basis of Collateral (C)	818,866	[11],[3]
Carrying Value of Collateral (C)	820,536	[11],[3]
Weighted Average Maturity (Years) Of Collateral	3.5	[11]
Floating Rate Face Amount of Collateral (C)	768,619	[11],[3]
Aggregate Notional Amount of Current Hedges	N/A	[11],[4]
Total Repurchase Agreements
Outstanding Face Amount	929,435		239,740
Carrying Value	929,435		239,740
Weighted Average Funding Cost (B)	0.81%	[2]
Weighted Average Maturity (Years)	0.1
Face Amount of Floating Rate Debt	929,435
Outstanding Face Amount of Collateral (C)	1,112,796	[3]
Amortized Cost Basis of Collateral (C)	1,034,078	[3]
Carrying Value of Collateral (C)	1,049,029	[3]
Weighted Average Maturity (Years) Of Collateral	4.6
Floating Rate Face Amount of Collateral (C)	1,112,796	[3]
Aggregate Notional Amount of Current Hedges		[4]
Total Mortgage Notes Payable
Outstanding Face Amount	120,525
Carrying Value	120,525
Weighted Average Funding Cost (B)	3.79%	[2]
Weighted Average Maturity (Years)	5.8
Face Amount of Floating Rate Debt	55,525
Outstanding Face Amount of Collateral (C)	N/A	[3]
Amortized Cost Basis of Collateral (C)	181,887	[3]
Carrying Value of Collateral (C)	181,887	[3]
Weighted Average Maturity (Years) Of Collateral	N/A
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges	23,400	[4]
Junior Subordinated Debt
Month Issued	Mar 2006
Outstanding Face Amount	51,004		51,004
Carrying Value	51,243		51,248
Final Stated Maturity	Apr 2035
Unhedged Weighted Average Funding Cost (A)	7.574%; LIBOR+2.25% After Apr 2016	[1],[12]
Weighted Average Funding Cost (B)	7.40%	[2]
Weighted Average Maturity (Years)	22.3
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)		[3]
Amortized Cost Basis of Collateral (C)		[3]
Carrying Value of Collateral (C)		[3]
Weighted Average Maturity (Years) Of Collateral
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Total Corporate
Outstanding Face Amount	51,004		51,004
Carrying Value	51,243		51,248
Weighted Average Funding Cost (B)	7.40%	[2]
Weighted Average Maturity (Years)	22.3
Face Amount of Floating Rate Debt
Outstanding Face Amount of Collateral (C)		[3]
Amortized Cost Basis of Collateral (C)		[3]
Carrying Value of Collateral (C)		[3]
Weighted Average Maturity (Years) Of Collateral
Floating Rate Face Amount of Collateral (C)		[3]
Aggregate Notional Amount of Current Hedges		[4]
Debt Securities Payable
Outstanding Face Amount	2,379,842		2,898,244
Carrying Value	2,375,947		2,894,970
Weighted Average Funding Cost (B)	2.02%	[2]
Weighted Average Maturity (Years)	2.3
Face Amount of Floating Rate Debt	2,054,392
Outstanding Face Amount of Collateral (C)	3,077,947	[3]
Amortized Cost Basis of Collateral (C)	2,755,974	[3]
Carrying Value of Collateral (C)	2,830,558	[3]
Weighted Average Maturity (Years) Of Collateral	3.8
Floating Rate Face Amount of Collateral (C)	1,944,854	[3]
Aggregate Notional Amount of Current Hedges	335,443	[4]
Subprime mortgage loans subject to call option
Month Issued	April 2006 and July 2007	[13]
Outstanding Face Amount	406,217	[13]	406,217	[13]
Carrying Value	405,814	[13]	404,723	[13]
Total Debt
Outstanding Face Amount	2,786,059		3,304,461
Carrying Value	$ 2,781,761		$ 3,299,693

[1]	(A) Weighted average, including floating and fixed rate classes and including the amortization of deferred financing costs.
[2]	(B) Including the effect of applicable hedges.
[3]	(C) Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash in senior living entities.
[4]	(D) Including a $23.4 million notional amount of interest rate cap agreement in for the mortgage notes payable, and $69.1 million and $88.5 million of interest rate swap agreements in CDOs IV and VI, respectively, which were economic hedges not designated as hedges for accounting purposes.
[5]	(H) These financings have a Libor floor of 1%.
[6]	(E) These CDOs were not in compliance with their applicable over collateralization tests as of December 31, 2012. Newcastle is not receiving cash flows from these CDOs (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to pay debt, and expects these CDOs to remain out of compliance for the foreseeable future.
[7]	(F) Deconsolidated on September 12, 2012.
[8]	(G) Excluding $20.5 million face amount of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
[9]	(I) The counterparty of this repurchase agreement is Bank of America. It is secured by $21.0 million face amount of notes issued by Newcastle CDO VI, which is eliminated in consolidation. The maximum recourse to Newcastle is $1.4 million. This repurchase agreement was subsequently paid off in January 2013.
[10]	(J) The counterparty on these repurchase agreements is Credit Suisse.
[11]	(K) The counterparties on these repurchase agreements are Bank of America, Barclays, Citi and Goldman Sachs. Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.
[12]	(M) LIBOR + 2.25% after April 2016.
[13]	(L) Issued in April 2006 and July 2007. See Note 6 regarding the securitizations of Subprime Portfolios I and II.

Schedule of Junior Subordinated Notes Payable Exchange Agreement (Details) (USD $) In Thousands, unless otherwise specified	Jan. 29, 2010		Apr. 30, 2009
Junior Subordinated Notes
Outstanding face amount - Exchange Transaction	$ 52,094		$ 101,700
Weighted average coupon rate - Exchange Transaction	7.754%; LIBOR + 2.25% AFTER 2016	[1]
Maturity - Exchange Transaction	2035-04
Collateral - Exchange Transaction	General Credit of Newcastle
Cash
Outstanding face amount - Exchange Transaction	9,715
Weighted average coupon rate - Exchange Transaction	N/A
CDO Bonds
Outstanding face amount - Exchange Transaction	37,625
Weighted average coupon rate - Exchange Transaction	LIBOR + 0.66%; weighted average effective interest rate of approximately LIBOR + 0.35% after Exchange	[2]
Maturity - Exchange Transaction	2052-06
Collateral - Exchange Transaction	Assets within the respective CDOs
Total Consideration Received
Outstanding face amount - Exchange Transaction	$ 47,340

[1]	(A) LIBOR + 2.25% after April 2016.
[2]	(B) Weighted average effective interest rate of approximately LIBOR+0.35% after the Exchange.

Schedule of Debt Maturity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 929,978
2014	1,713
2015	2,274
2016	2,305
2017	32,763
Thereafter	1,817,026
Total	2,786,059
Non Recourse VIE Financing Structures
2013	4,786
2014	1,713
2015	2,274
2016	2,305
2017	32,763
Thereafter	1,817,026
Total	1,860,867
Recourse Financing Structures Unlevered Assets and Other Liabilities
2013	925,192
2014
2015
2016
2017
Thereafter
Total	$ 925,192

DEBT OBLIGATIONS (Details Narrative) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended															0 Months Ended				12 Months Ended
	Mar. 31, 2006	Dec. 31, 2012	Dec. 31, 2010	Sep. 12, 2012	Dec. 31, 2011	Jan. 29, 2010	Jan. 29, 2010 Fair Value	Dec. 27, 2012 Equity Method Investments	Nov. 01, 2012 Equity Method Investments	Jul. 18, 2012 Equity Method Investments	Dec. 27, 2012 Third-Party Financing Loans	Nov. 01, 2012 Third-Party Financing Loans	Jul. 18, 2012 Third-Party Financing Loans	Jul. 18, 2012 BPM Portfolio	Nov. 01, 2012 Utah Portfolio	Dec. 27, 2012 Texas Portfolio - Courtyards	Apr. 15, 2010 Securitized Manufacturing Housing Loan Portfolio I	May 04, 2011 Securitized Manufacturing Housing Loan Portfolio II	Jan. 29, 2010 Junior Subordinated Debt	Apr. 30, 2009 Junior Subordinated Debt	Dec. 31, 2011 Restated
Notional Amount of Interest Rate Cap Agreements for mortgage notes payable		$ 23,400
Notional Amount of Interest Rate Swap Agreements in CDO IV		69,100
Notional Amount of Interest Rate Swap Agreements in CDO VI		88,500
Eliminated in consolidation amount of notes payable relating to MH Loan Portfolio I sold to certain Newcastle CDOs		20,500
Eliminated in consolidation amount of notes payable relating to MH Loan Portfolio II sold to certain Newcastle CDOs		21,000
Eliminated in consolidation amount of notes payable relating to residential mortgage loans sold to certain Newcastle CDOs		1,400
CDO Bonds Payable
Repurchase of CDO Bonds Payable - Face		34,100	483,700		167,500
Repurchase of CDO Bonds Payable - Pay Amount		10,900	215,800		102,000
Gain on Extinguishment of debt		23,200	82,000																		65,000
Principal Balance of CDO VI Class I-M notes repurchased			257,000
Purchase price of CDO VI Class I-M notes repurchased, percentage against par			67.50%
Mark-to-market loss on interest rate swap agreement			24,000
Repurchase facility		5,700
Repurchase Agreement - Newcastle CDO VI		1,400
Secured face amount of repurchase agreement - notes of Newcastle CDO VI		21,000
Proceeds from sale of Newcastle CDO VII interest																					3,900
Gain on sale of Newcastle CDO VII interest																					3,400
CDO X sales price				130,000
CDO X subordinated notes sold				89,750
Deconsolidation of CDO X - decrease in gross assets		1,100,000
Deconsolidation of CDO X - decrease in gross liabilities		1,200,000
Deconsolidation of CDO X - decrease in other comprehensive income		25,500
Deconsolidation of CDO X - gain on sale		224,317
Conditional purchase of securities with CDO X Deconsolidation - Description				A condition to the sale of its interests was the right to purchase certain collateral held by CDO X. Newcastle purchased eight securities with a face amount of $101 million for 49.4% of par, or approximately $50 million.
Other Bonds Payable
Principal balance of MH Portfolio Loans Securitized																	164,100	197,000
Principal balance of asset-backed notes																	134,500	159,800
Principal balance of asset-backed notes sold to third parties																	97,600	142,800
Principal balance of asset-backed notes sold to CDOs managed by Newcastle																	36,900	17,000
Increase (decrease) in unrestricted cash due to securitization																	14,000	(20,000)
Average expected maturity of asset-backed notes sold to third parties																		3.8 years
Average interest rate of asset-backed notes sold to third parties																		3.23%
Mortgage Notes Payable
Acquisition of senior housing facilities, aggregate purchase price								5,400	6,600	54,900	16,100	16,000	88,400	143,300	22,600	21,500
Description of financing								Equity investment	Equity investment	Equity investment.	Interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter	Interest-only loan through October 2014 and requires principal repayments according to a 30-year amortization schedule thereafter	Interest-only loan through August 2013, requires principal repayments according to a 30-year amortization schedule thereafter adn allows for additional future borrowings, subject to the terms and conditions of the agreement.
Interest rate of financing											4.75%	4.75%	3.44%
Junior Subordinated Notes Payable
Placement of trust preferred securities	100,000
Aggregate liquidation amount of trust preferred securities																				100,000
Junior subordinated notes interest rate description																				Rate of 1.0% per year, beginning on February 1, 2009, and the rate reverted to 7.574% on February 1, 2010
Outstanding face amount - Exchange Transaction																			52,094	101,700
Fees reimbursed						600
Junior subordinated notes payable							16,700
Debt Discount		$ 4,300

Schedule of Outstanding Options (Details)	Dec. 31, 2012	Dec. 31, 2011
Held by the Manager	9,685,338	5,998,947
Issued to the Manager and subsequently transferred to certain of the Manager���s employees	3,711,937	798,162
Issued to the independent directors	12,000	16,000
Total Stock Options	13,409,275	6,813,109
Issued Prior to 2011
Held by the Manager	1,751,172	1,686,447
Issued to the Manager and subsequently transferred to certain of the Manager���s employees	701,937	798,162
Issued to the independent directors	10,000	14,000
Total Stock Options	2,463,109	2,498,609
Issued in 2011 and 2012
Held by the Manager	7,934,166
Issued to the Manager and subsequently transferred to certain of the Manager���s employees	3,010,000
Issued to the independent directors	2,000
Total Stock Options	10,946,166
Issued in 2011
Held by the Manager		4,312,500
Issued to the Manager and subsequently transferred to certain of the Manager���s employees
Issued to the independent directors		2,000
Total Stock Options		4,314,500

Schedule of Options Rollforward (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012
Number of Options	13,409,275
Options Exercisable at Balance Sheet Date	6,430,693
Directors
Recipient	Directors
Date of Grant/Exercise	Various
Number of Options	20,000
Options Exercisable at Balance Sheet Date	12,000
Weighted Average Exercise Price (A)	17.07	[1]
Estimated Fair Value of Options Granted in Common Stock Issuance	Not Material	[2]
Intrinsic Value at Balance Sheet Date
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	2002-2007	[3]
Number of Options	3,523,727	[3]
Options Exercisable at Balance Sheet Date	2,453,109	[3]
Weighted Average Exercise Price (A)	26.87	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	6,400	[2],[3]
Intrinsic Value at Balance Sheet Date		[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Mar-11	[3]
Number of Options	1,725,000	[3]
Options Exercisable at Balance Sheet Date	1,207,500	[3]
Weighted Average Exercise Price (A)	6	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	7,000	[2],[3],[4]
Intrinsic Value at Balance Sheet Date	4,500	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Sep-11	[3]
Number of Options	2,587,500	[3]
Options Exercisable at Balance Sheet Date	1,293,750	[3]
Weighted Average Exercise Price (A)	4.55	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	5,600	[2],[3],[5]
Intrinsic Value at Balance Sheet Date	10,500	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Apr-12	[3]
Number of Options	1,897,500	[3]
Options Exercisable at Balance Sheet Date	506,000	[3]
Weighted Average Exercise Price (A)	6.22	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	5,600	[2],[3],[6]
Intrinsic Value at Balance Sheet Date	4,700	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	May-12	[3]
Number of Options	2,300,000	[3]
Options Exercisable at Balance Sheet Date	536,667	[3]
Weighted Average Exercise Price (A)	6.71	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	7,600	[2],[3],[7]
Intrinsic Value at Balance Sheet Date	4,500	[3]
Manager
Recipient	Manager (C)	[3]
Date of Grant/Exercise	Jul-12	[3]
Number of Options	2,530,000	[3]
Options Exercisable at Balance Sheet Date	421,667	[3]
Weighted Average Exercise Price (A)	6.7	[1],[3]
Estimated Fair Value of Options Granted in Common Stock Issuance	8,300	[2],[3],[8]
Intrinsic Value at Balance Sheet Date	5,000	[3]
Exercised
Recipient	Exercised (D)	[9]
Date of Grant/Exercise	Prior to 2008	[9]
Number of Options	(1,043,118)	[9]
Options Exercisable at Balance Sheet Date	N/A	[9]
Weighted Average Exercise Price (A)	15.7	[1],[9]
Estimated Fair Value of Options Granted in Common Stock Issuance	N/A	[2],[9]
Intrinsic Value at Balance Sheet Date	N/A	[9]
Exercised
Recipient	Exercised (E)	[10]
Date of Grant/Exercise	Oct-12	[10]
Number of Options	(95,834)	[10]
Options Exercisable at Balance Sheet Date	N/A	[10]
Weighted Average Exercise Price (A)	5.28	[1],[10]
Estimated Fair Value of Options Granted in Common Stock Issuance	N/A	[10],[2]
Intrinsic Value at Balance Sheet Date	N/A	[10]
Expired Unexercised
Recipient	Expired unexercised
Date of Grant/Exercise	2002
Number of Options	(35,500)
Options Exercisable at Balance Sheet Date	N/A
Weighted Average Exercise Price (A)	N/A	[1]
Estimated Fair Value of Options Granted in Common Stock Issuance	N/A	[2]
Intrinsic Value at Balance Sheet Date	N/A

[1]	(A) The strike prices are subject to adjustment in connection with return of capital dividends. A portion of Newcastle?s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. As of December 31, 2012, the weighted average strike price of the outstanding options issued prior to 2011 was $26.84.
[2]	(B) The fair value of the options was estimated using an option valuation model. Since the Newcastle Option Plan has characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management's estimate. The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle's common stock and management's expectations regarding future volatility. The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method.
[3]	(C) The Manager assigned certain of its options to Fortress's employees as follows (See Schedule of Options Assigned for details).
[4]	(F) The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
[5]	(G) The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
[6]	(H) The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
[7]	(I) The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
[8]	(J) The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.
[9]	(D) 670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.
[10]	(E) Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.

Schedule of Options Assigned (Details) (USD $)	Dec. 31, 2012
Unexercised Options	3,711,937
Manager
Date of Grant/Exercise	2003
Strike Price, lower range	20.35
Strike price, upper range	22.85
Unexercised Options	164,197
Manager
Date of Grant/Exercise	2004
Strike Price, lower range	25.75
Strike price, upper range	31.4
Unexercised Options	226,125
Manager
Date of Grant/Exercise	2005
Range of strike prices	29.6
Unexercised Options	89,925
Manager
Date of Grant/Exercise	2006
Range of strike prices	29.42
Unexercised Options	48,875
Manager
Date of Grant/Exercise	2007
Strike Price, lower range	27.75
Strike price, upper range	31.3
Unexercised Options	172,815
Manager
Date of Grant/Exercise	2011
Strike Price, lower range	4.55
Strike price, upper range	6
Unexercised Options	1,460,000
Manager
Date of Grant/Exercise	2012
Strike Price, lower range	6.22
Strike price, upper range	6.71
Unexercised Options	1,550,000

EQUITY AND EARNINGS PER SHARE (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended						60 Months Ended	132 Months Ended		12 Months Ended	1 Months Ended													1 Months Ended							1 Months Ended											1 Months Ended
	Jun. 30, 2013	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	May 31, 2012	Dec. 31, 2011 Restated	Mar. 31, 2010 Common Stock	Mar. 31, 2010 Cash	Feb. 28, 2013 Common Stock	Jan. 31, 2013 Common Stock	Jul. 31, 2012 Common Stock	May 31, 2012 Common Stock	Apr. 30, 2012 Common Stock	Sep. 30, 2011 Common Stock	Mar. 31, 2011 Common Stock	Mar. 31, 2010 Series B Cumulative Redeemable Preferred Stock	Mar. 31, 2003 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series B Cumulative Redeemable Preferred Stock	Mar. 31, 2010 Series C Cumulative Redeemable Preferred Stock	Oct. 31, 2005 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series D Cumulative Redemable Preferred Stock	Dec. 31, 2011 Series D Cumulative Redemable Preferred Stock	Mar. 31, 2010 Series D Cumulative Redemable Preferred Stock	Mar. 31, 2011 Manager	Sep. 30, 2011 Manager	Apr. 30, 2012 Manager	May 31, 2012 Manager	Jul. 31, 2012 Manager	Jan. 31, 2013 Manager	Feb. 28, 2013 Manager	Dec. 31, 2012 Exercised By Manager	Dec. 31, 2012 Exercised By Manager Employees	Dec. 31, 2012 Exercised By Directors	Jun. 30, 2012 Manager	Mar. 31, 2010 Series D Cumulative Redemable Preferred Stock	Mar. 31, 2007 Series D Cumulative Redemable Preferred Stock
Dilutive Common Stock Equivalents					1,620,043									6,324
Issuance of Stock	$ 197,600	$ 237,400	$ 526,200		$ 434,964	$ 210,847											$ 237,400	$ 526,200	$ 167,400	$ 152,000	$ 115,200	$ 112,300	$ 98,400		$ 62,500				$ 40,000																		$ 50,000
Issuance of Stock, shares	40,250,000	23,000,000	57,500,000		67,344,636	43,153,825		123,463	9,871	7,065,362	45,713,817	172,525,645		43,153,825			23,000,000	57,500,000	25,300,000	23,000,000	18,975,000	25,875,000	17,250,000		2,500,000				1,600,000																		2,000,000
Share price	$ 4.92	$ 10.34	$ 9.35		$ 8.68							$ 8.68					$ 10.34	$ 9.35	$ 6.63	$ 6.71	$ 6.22	$ 4.55	$ 6
Options to purchase shares of common stock granted during the period																																			1,725,000	2,587,500	1,897,500	2,300,000	2,530,000	5,750,000	2,300,000
Fair value of options granted																																			$ 7,000	$ 5,600	$ 5,600	$ 7,600	$ 8,300	$ 18,000	$ 8,400
Exercise price of options granted																																							$ 6.7	$ 9.35	$ 10.48
Shares purchased by principals of Fortress and Officers of Newcastle																	191,000	213,900	450,000			1,314,780
Option Plan
Maximum shares authorized to be issued to the manager, percentage of outstanding equity interest					10.00%							10.00%	10.00%
Maximum Shares Authorized					20,000,000							20,000,000	20,000,000
Director options, granted upon joining the board					20,000							20,000
Shares that may be purchased by exercise of options by Fortress and affiliates in Newcastle					14,563,727							14,563,727
Option term (expiration)					10 years							10 years
Weighted Average Strike Price for options issued prior to 2011					$ 26.84
Options exercised																																										670,620	368,498	4,000
Risk free rate in valuing options granted to manager																																			1.70%	1.13%	1.30%	1.05%							0.75%
Dividend yield in valuing options granted to manager																																				13.20%	12.90%	11.90%							11.94%
Volatility in valuing options granted to manager																																			107.80%	151.10%	149.40%	148.40%							147.50%
Expected term in valuing options granted to manager																																			3.3	4.6	4.7	4.8							4.8
Dividend rate of preferred stock issued																									9.75%				8.05%																		8.38%
Preferred stock liquidation preference, per share					$ 25	$ 25						$ 25
Increased dividend rate of preferred stock, if delisting occurs																													9.05%																		9.38%
Issuance fees incurred, netted against proceeds																									2,400				1,500																		1,800
Common stock issued in exchange				9,091,668																				2,881,694				2,759,989																		3,449,985
Preferred stock issued in exchange																								1,152,679				1,104,000																		1,380,000
Common stock issued in exchange, percentage of outstanding shares				17.20%
Preferred stock, shares outstanding					2,463,321	2,463,321	2,463,321	6,100,000				2,463,321												1,347,321		1,347,321	1,347,321	496,000		496,000	496,000	620,000	620,000	620,000
Excess of carrying amount of exchanged preferred stock over fair value of consideration paid				43,043			43,043
Carrying value of preferred stock exchanged				87,500
Fair value of consideration paid		$ 237,400	$ 526,200	$ 44,500	$ 434,900		$ 28,500	$ 100	$ 100	$ 201,300				$ 210,900	$ 28,500	$ 16,000

Schedule of Management Fees (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Management Fees	$ 24,200	$ 16,800	$ 17,800
Expense Reimbursement	500	500	500
Incentive Compensation

TRANSACTIONS WITH AFFILIATES AND AFFILIATED ENTITIES (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended		1 Months Ended				12 Months Ended							2 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2011	Apr. 30, 2010	Apr. 30, 2006	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2013 Principals and Officers	Jan. 31, 2013 Principals and Officers	Jul. 31, 2012 Principals and Officers	Sep. 30, 2011 Principals and Officers	Dec. 31, 2012 Affiliated Entities of the Manager	Dec. 31, 2011 Affiliated Entities of the Manager	Dec. 31, 2010 Affiliated Entities of the Manager	Dec. 31, 2012 Subprime Portfolio I		Dec. 31, 2012 Subprime Portfolio II		Feb. 28, 2013 Real Estate Related Loans	Dec. 31, 2012 Real Estate Related Loans	Dec. 31, 2012 Nationwide non-Agency RMBS	Dec. 31, 2009 Third Party
Manager Advisory Fee				1.50%
Management Fee description - incentive return

To provide an incentive for the Manager to enhance the value of the common stock, the Manager is entitled to receive an incentive return (the "Incentive Compensation'') on a cumulative, but not compounding, basis in an amount equal to the product of (A) 25% of the dollar amount by which (1) (a) the Funds from Operations (defined as the net income available for common stockholders before Incentive Compensation, excluding extraordinary items, plus depreciation of operating real estate and after adjustments for unconsolidated subsidiaries, if any) of Newcastle per share of common stock (based on the weighted average number of shares of common stock outstanding) plus (b) gains (or losses) from debt restructuring and from sales of property and other assets per share of common stock (based on the weighted average number of shares of common stock outstanding), exceed (2) an amount equal to (a) the weighted average of the price per share of common stock in the IPO and the value attributed to the net assets transferred to Newcastle by its predecessor, and in any subsequent offerings by Newcastle (adjusted for prior return of capital dividends or capital distributions) multiplied by (b) a simple interest rate of 10% per annum (divided by four to adjust for quarterly calculations) multiplied by (B) the weighted average number of shares of common stock outstanding.

Property Management fees for Senior Living Properties

ursuant to the management agreement for each property, Newcastle pays management fees equal to 6% of the property’s gross income (as defined in the agreements) for the first two years and 7% thereafter. Newcastle will reimburse the manager for certain expenses,

Shares purchased by principals of Fortress and Officers of Newcastle						191,000	213,900	450,000	1,314,780											1,100,000
Shares held by Fortress and affiliates in Newcastle				4,900,000
Options held by Fortress and affiliates in Newcastle				9,685,338	5,998,947
Due to affiliates				$ 3,620	$ 1,659
Servicing fee on unpaid principal balance of Subprime Portfolios			0.50%
Total securitized loans (unpaid principal balance) (A)				988,441 [1]									423,872	[1],[2]	564,569	[1],[2]			433,500
Cash investments made in affiliated/related companies	47,000	75,000
Total UPB of Nationstar serviced non-Agency RMBS																			5,700,000
Face amount of real estate related loans purchased																	186,400	51,600
Purchase price of real estate related loans purchased																	66,200	18,000
Real estate related loans, held-for-sale, net				843,132	813,580					395,200								161,600
Carrying value																		60,000
Interest income										$ 25,800	$ 22,500	$ 22,200

[1]	(A) Average loan seasoning of 89 months and 71 months for Subprime Portfolios I and II, respectively, at December 31, 2012.
[2]	(A) Audited.

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 06, 2013	Jan. 04, 2013	Dec. 31, 2012
Commitments And Contingencies Details
Committed Amount in purchase of MSRs	$ 340,000	$ 27,300	$ 27,300
Acquired interest in joint venture with Nationstar	50.00%	50.00%	50.00%

Schedule of tax treatment of common stock dividend distribution (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Dividends per share - book basis	$ 0.84	$ 0	$ 0.4
Dividends per share - tax basis	$ 0.84	$ 0	$ 0.4
Ordinary Income	100.00%	0.00%	100.00%
Long-Term Capital Gain	0.00%	0.00%	0.00%
Return of Capital	0.00%	0.00%	0.00%

INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended		24 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011 Restated
REIT distribution threshold for non-recognition for corporate income tax purposes	90.00%
Net Income Distributed	100.00%	100.00%			100.00%
Face Value of repurchases of CDO debt,Other Notes Payable and junior subordinated notes	$ 34,100		$ 787,800		$ 188,900
Tax Gain recognized on repurchase of debt	23,200		521,100		81,100
GAAP gain	24,100				66,100
Face value of debt repurchased related to GAAP portion	39,300				171,800
Cumulative debt cancelled in Subprime Securitization	61,700
Loss Carryforward				$ 896,800

Schedule of Real Estate Assets Acquired Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 07, 2013 Woodside Portfolio		Aug. 07, 2013 Woodside Portfolio Minimum		Aug. 07, 2013 Florida Portfolio		Aug. 07, 2013 Florida Portfolio Mortgage Loans on Real Estate - Tranche 1		Aug. 07, 2013 Florida Portfolio Mortgage Loans on Real Estate - Tranche 2		Aug. 07, 2013 Florida Portfolio Minimum		Aug. 07, 2013 Glen Riddle Portfolio		Aug. 07, 2013 Glen Riddle Portfolio Minimum
Acquisition Date			Jul 25, 2013	[1]			Aug 1, 2013	[1]							Aug 1, 2013	[2]
Location			New York	[1]			Florida/North Carolina	[1]							Pennsylvania	[2]
Number of housing assets/facilities			1	[1]			15	[1]							1	[2]
Number of beds					100	[1]							2,000	[1]			100	[2]
Acquisition Purchase Price			$ 18,900	[1]			$ 201,200	[1]							$ 21,500	[2]
Outstanding Debt	$ (120,525)		$ 14,100	[1],[3],[4]			$ 133,900	[1],[3],[4]							$ 8,600	[2],[3],[4]
Final Stated Maturity			Aug 31, 2016	[1]					Jul 30, 2018	[1]	Apr 30, 2020	[1]			Oct 31, 2017	[2]
Weighted Average Funding Cost			LIBOR + 3.75%; LIBOR FLOOR OF 1%	[1],[5]					LIBOR + 3.75%; LIBOR FLOOR OF 1%	[1],[5]	5.50% to 6.76%	[1],[6]			LIBOR + 3.75%; LIBOR FLOOR OF 1%	[2],[5]

[1]	(B) Managed by a portfolio company of a private equity fund managed by an affiliate of the Manager
[2]	(C) Managed by an affiliate of the Manager
[3]	(A) Investments are financed with non-recourse debt.
[4]	(A) Investments are financed with non-recourse debt
[5]	(D) These financings have a LIBOR floor of 1%
[6]	(E) Fixed rate loans that Newcastle assumed from the seller upon acquisition.In this transaction, Newcastle bought down the interest rate for each assumed loan for 4% for the first two years.

SUBSEQUENT EVENTS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						1 Months Ended			12 Months Ended						60 Months Ended	132 Months Ended				1 Months Ended					0 Months Ended	6 Months Ended	1 Months Ended
	Apr. 02, 2013	Feb. 27, 2013	Jan. 31, 2013	Jan. 06, 2013	Jan. 04, 2013	Dec. 31, 2012	Jun. 30, 2013	Feb. 28, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 06, 2013	Jun. 05, 2013	May 15, 2013	Aug. 07, 2013 Senior Housing Assets - Tranche 1	Jun. 30, 2013 Senior Housing Assets - Tranche 1	Aug. 07, 2013 Senior Housing Assets - Tranche 2	Jun. 30, 2013 Senior Housing Assets - Tranche 2	Jun. 30, 2013 Senior Housing Assets	Jun. 28, 2013 Media Company Investee	Jun. 30, 2013 Affiliated Entities of the Manager	Jun. 30, 2013 Manager	Feb. 28, 2013 Manager	Jan. 31, 2013 Manager	Jun. 30, 2013 CDO IV Divestiture	Jun. 30, 2013 CDO VIII Bonds Payable	Apr. 02, 2013 Springleaf Financial	Apr. 02, 2013 Affiliate of Blackstone Tactical Opportunities Advisors
Cash and cash equivalents contributed to New Residential in Spin-Off																				$ 181,600
Approximate principal balance of residential mortgage loans				215,000,000	13,000,000
Committed Amount in purchase of MSRs				340,000	27,300	27,300
Acquired interest in joint venture with Nationstar				50.00%	50.00%	50.00%
Expected acquired interest in Excess MSRs				67.00%	67.00%
Nationstar's acquired interest in Excess MSRs				33.00%	33.00%
Fannie Mae/Freddic Mac first UPB closing			58,000,000
Non-performing mortgage loan UPB		83,000
Invested amount for non-performing mortgage loans		35,000
Acquired Interest in non-performing mortgage loans		70.00%
Nationstar's acquired interest in non-performing mortgage loans		30.00%
UPB of Consumer Loans	4,200,000
Number of loans	400,000
Contributions to equity method investees	250,000
Ownership percentage in equity method investees	30.00%
Percentage of portfolio co-invested by other parties	70.00%																																47.00%	23.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000
Purchase price of portfolio	3,000,000
Percentage divestiture of CDO IV																															100.00%
Face amount of collateral sold in CDO IV																															153,400
Percentage of par of CDO IV sale																															95.00%
Net proceeds from sale of CDO IV																															145,200
Payment of outstanding third party debt in sale transaction																															71,900
Gross proceeds form sale of CDO IV																															73,300
Amount from sale of CDO IV received in CDO VIII																															5,300
Par recovery																															59,500
Percentage of Par previously repurchased at																															52.00%
Proceeds on subordinated interests																															8,000
Comprehensive income										603,474		1,140,073																			(600)
Net gain on sale of assets																															4,200
Gain on hedge termination																															800
Purchase of securities - face amount																																116,800
Purchase of securities - pay amount																																103,100
Percentage of par of securities																																88.30%
Repurchase agreements						929,435				929,435	239,740						929,435															60,000
Interest rate terms of repurchase agreement																																LIBOR plus 150 bps
Aggregate face amount of debt purchased in portfolio company managed by affiliate																											381,100
Aggregate purchase price of debt purchased in portfolio company managed by affiliate																											139,300
Face amount of debt in portfolio company managed by affiliate																											540,700
Carrying value of debt in portfolio company managed by affiliate																											209,100
Newcastle's holding percentage in debt of portfolio company managed by affiliate																											44.90%
Commitment to purchase real estate related and other loans, face value																											0
Commitment to purchase real estate related and other loans, purchase price																											0
Management fees paid, as a percentage of effective gross income																					5% of effective gross income		6% of the property's gross income for the first two years and 7% thereafter
Acquisition Purchase Price																						16,500		18,500		82,000
Number of beds																									300
Final Stated Maturity																						Jun 30, 2017		Jun 30, 2018
Issuance of Common Stock							$ 197,600	$ 237,400	$ 526,200	$ 434,964	$ 210,847
Issuance of Common Stock, shares							40,250,000	23,000,000	57,500,000	67,344,636	43,153,825		123,463	9,871	7,065,362	45,713,817	172,525,645											750,000	191,000	213,900
Share price			$ 9.35			$ 8.68	$ 4.92	$ 10.34	$ 9.35	$ 8.68							$ 8.68											$ 4.97	$ 10.48	$ 9.35
Options to purchase shares of common stock granted during the period																												4,025,000	2,300,000	5,750,000
Fair value of options granted																												$ 3,800	$ 8,400	$ 18,000
Exercise price of options granted																												$ 4.97	$ 10.48	$ 9.35
Risk free rate in valuing options granted to manager																												2.50%	2.10%	2.00%
Dividend yield in valuing options granted to manager																												8.80%	7.80%	8.80%
Volatility in valuing options granted to manager																												36.90%	55.50%	56.20%
Expected term in valuing options granted to manager																												10 years	10 years	10 years
Common stock, par value						$ 0.01				$ 0.01	$ 0.01						$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized						500,000,000				500,000,000	500,000,000						500,000,000	1,000,000,000	500,000,000
Preferred stock, par value						$ 0.01				$ 0.01	$ 0.01						$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized						100,000,000				100,000,000	100,000,000						100,000,000	100,000,000	100,000,000

Schedule of Summary Consolidated Financial Information (unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended														12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2010	Jun. 30, 2011 Restated		Dec. 31, 2011 Restated
Interest income	$ 59,186		$ 72,947	[1]	$ 77,956	[1]	$ 72,862	[1]	$ 72,297		$ 72,393	[1]	$ 72,203	[1]	$ 282,951		$ 300,272	$ 74,143	[2]	$ 291,036
Interest expense	21,886		28,411	[1]	29,462	[1]	30,165	[1]	31,533		32,587	[1]	38,165	[1]	109,924		172,219	35,750	[2]	138,035
Net interest income	37,300		44,536	[1]	48,494	[1]	42,697	[1]	40,764		39,806	[1]	34,038	[1]	173,027		128,053	38,393	[2]	153,001
[ImpairmentNetOfTheReversalOfPriorValuationAllowancesOnLoans]	(12,097)		5,014	[1]	8,499	[1]	(7,080)	[1]	25,300		21,650	[1]	(36,773)	[1]	(5,664)		(240,858)	(9,067)	[2]	1,110
Total other revenues	10,980		8,071	[1]	515	[1]	509	[1]	488		469	[1]	477	[1]	20,075		1,708	465	[2]	1,899
[NonoperatingGainsLosses]	4,632	[3]	234,008	[1],[3]	(4,882)	[1],[3]	28,536	[1],[3]	12,263	[3]	18,802	[1],[3]	45,469	[1],[3]	262,294	[3]	282,287	103,961	[2],[3]	180,495 [3]
Property operating expenses	7,443		5,043	[1]	232	[1]	225	[1]	306		322	[1]	249	[1]	12,943		1,283	233	[2]	1,110
Depreciation and amortization	4,586		2,385	[1]	2	[1]	2	[1]	1		3	[1]	4	[1]	6,975		79	4	[2]	12
Other operating expenses	14,462		11,926	[1]	11,575	[1]	8,237	[1]	7,766		7,181	[1]	6,851	[1]	46,200		29,539	7,407	[2]	29,205
Income (loss) from continuing operations	38,518		262,247	[1]	23,819	[1]	70,358	[1]	20,142		29,921	[1]	109,653	[1]	394,942		622,005	144,242	[2]	303,958
Income (loss) from discontinued operations	18,461		10,974	[1]	6,620	[1]	3,113	[1]	554		22	[1]	20	[1]	39,168		(343)	(35)	[2]	561
Preferred dividends	(1,395)		(1,395)	[1]	(1,395)	[1]	(1,395)	[1]	(1,395)		(1,395)	[1]	(1,395)	[1]	(5,580)		(7,453)	(1,395)	[2]	(5,580)
Income (Loss) Applicable to Common Stockholders	$ 55,584		$ 271,826	[1]	$ 29,044	[1]	$ 72,076	[1]	$ 19,301		$ 28,548	[1]	$ 108,278	[1]	$ 428,530		$ 657,252	$ 142,812	[2]	$ 298,939
Basic	$ 0.32		$ 1.65	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18		$ 0.35	[1]	$ 1.73	[1]	$ 2.97		$ 10.96	$ 1.8	[2]	$ 3.65
Diluted	$ 0.32		$ 1.63	[1]	$ 0.21	[1]	$ 0.68	[1]	$ 0.18		$ 0.35	[1]	$ 1.73	[1]	$ 2.94		$ 10.96	$ 1.8	[2]	$ 3.65
Income (loss) from discontinued operations per share of common stock
Basic	$ 0.11		$ 0.07	[1]	$ 0.05	[1]	$ 0.03	[1]	$ 0.01			[1]		[1]	$ 0.27		$ (0.01)		[2]	$ 0.01
Diluted	$ 0.11		$ 0.07	[1]	$ 0.05	[1]	$ 0.03	[1]	$ 0.01			[1]		[1]	$ 0.27		$ (0.01)		[2]	$ 0.01
Weighted Average Number of Shares of Common Stock Outstanding
Basic	172,519,000		164,238,000	[1]	134,115,000	[1]	105,181,000	[1]	105,175,000		80,425,000	[1]	62,602,000	[1]	144,146,370		59,948,827	79,282,000	[2]	81,983,973
Diluted	175,413,000		166,429,000	[1]	135,173,000	[1]	105,670,000	[1]	105,175,000		80,442,000	[1]	62,611,000	[1]	145,766,413		59,948,827	79,282,000	[2]	81,990,297

[1]	(A) The Income Available for Common Stockholders shown agrees with Newcastle's quarterly report(s) on Form 10-Q as filed with the Securities and Exchange Commission. However, individual line items may vary from such report(s) due to the operations of properties sold, or classified as held for sale, during subsequent periods being retroactively reclassified to Income for Discontinued Operations for all periods presented (Note 9).
[2]	(C) Restated to correct the recording of the deconsolidation of CDO V as discussed in Note 3.
[3]	(B) Including equity in earnings of unconsolidated subsidiaries.